UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number      811-21906

 Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, 60606
(Address of principal executive offices) (Zip code)

Amy J. Lee
227 West Monroe Street, Chicago, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:    (312) 827-0100

Date of fiscal year end:  May 31

Date of reporting period:  June 1, 2014 - May 31, 2015

Item 1.  Reports to Stockholders.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GUGGENHEIMINVESTMENTS.COM
. . . YOUR ROAD TO THE LATEST, MOST UP-TO-DATE INFORMATION

The shareholder report you are reading right now is just the beginning of the story. Online at guggenheiminvestments.com, you will find:

•	Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

•	Investor guides and fund fact sheets.

•	Regulatory documents including a prospectus and copies of shareholder reports.

Guggenheim Funds Distributors, LLC is constantly updating and expanding shareholder information services on each Fund’s website, in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

Contents

Dear Shareholder	3

Economic and Market Overview	4

Management Discussion of Fund Performance	6

Risks and Other Considerations	27

Performance Report and Fund Profile	29

About Shareholders’ Fund Expenses	69

Schedule of Investments	71

Statement of Assets and Liabilities	156

Statement of Operations	161

Statements of Changes in Net Assets	166

Financial Highlights	176

Notes to Financial Statements	196

Report of Independent Registered Public Accounting Firm	209

Supplemental Information	210

Approval of Advisory Agreements – Claymore Exchange-Traded Fund Trust	213

Trust Information	219

About the Trust Adviser	Back Cover

May 31, 2015

DEAR SHAREHOLDER

Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) is pleased to present the annual shareholder report for several of our exchange traded funds (“ETFs” or “Funds”). This report covers performance of the Funds for the 12 months ended May 31, 2015.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

Guggenheim Funds Distributors, LLC, the distributor of the Funds, is committed to providing investors with innovative investment solutions; as of the date of this report we offer ETFs with a wide range of domestic and global themes, as well as closed-end funds and unit investment trusts. We have built on the investment management strengths of Guggenheim Investments and worked with a diverse group of index providers to create some of the most distinctive ETFs available.

To learn more about economic and market conditions over the last year and the objective and performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, which begins on page 6.

Sincerely,

Donald Cacciapaglia
President and Chief Executive Officer
Claymore Exchange-Traded Fund Trust

June 30, 2015

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ECONOMIC AND MARKET OVERVIEW	May 31, 2015

As of the 12 months ended May 31, 2015, the U.S. economic expansion is beginning to approach its late stages, but remains strong. Harsh winter weather caused U.S. growth to slow dramatically in the first quarter of 2015. However, the underlying fundamentals of the economy are positive and there is likely to be a bounce-back over the summer, reminiscent of the 2014 experience.

An improving labor market, rising family household formation numbers, and tight housing inventory all point to a rebound in the domestic housing market, which is key to the ongoing recovery. Lower energy prices are acting as a tax cut for the U.S. consumer. Ideally this would free up discretionary spending in other areas, of which we have seen some evidence.

Liquidity from foreign central banks and comparatively attractive U.S. yields are encouraging foreign investors to buy risk assets in the U.S., but the flip side to these global flows is more volatility both in the U.S. and overseas. The U.S. Federal Reserve (Fed) continues to be concerned about creating asset price bubbles, and appears eager to raise rates, although it will likely wait for further signs of a rebound in growth, and rising inflation. The Fed is focused on wage growth, an indicator of inflationary pressure. With recent minimum wage increases and a falling unemployment rate, wages could begin to accelerate this year. The likely timeframe for a rate hike appears to be drawing nearer, perhaps as early as September 2015. However, we expect the Fed to be cautious and to raise rates slowly, with ample time to assess the market reaction.

Oil remains a key factor in the global outlook. Despite the recent rally in prices, U.S. production continues to increase and inventory levels are extremely high. The global market is likely to remain oversupplied through the end of 2015, limiting how far prices can rise.

The economy in Europe has been strengthening on the back of European Central Bank quantitative easing and depreciation of the euro. In Japan, the impact of ongoing monetary accommodation on the economy is more muted, but the “Abenomics” is likely to continue to be supportive of the equities markets. The Chinese economy is slowing down and policymakers appear likely to continue to ease monetary policy and do whatever is necessary to maintain growth at an acceptable level in the near term.

Liquidity coming out of Europe and other parts of the world is maintaining the positive environment for U.S. risk assets. Given the subdued performance in the first quarter due to concerns over strength of the dollar and the impact on earnings, investors may be reconsidering the adage of “selling in May and going away.” The period leading up to Fed tightening historically has been good for equities and room still exists for multiples to expand, even though valuations overseas are more attractive than for U.S. stocks. Historically, credit spreads don’t widen significantly until defaults rise, and that usually does not take place until one to two years after the Fed begins to tighten monetary policy.

For the 12-month period ended May 31, 2015, the Standard & Poor’s 500 Index (the “S&P 500”) returned 11.81% (this and all other returns cited in this section are total return). Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index returned -0.48% and the MSCI Emerging markets Index returned -0.01%.

In the bond market, the Barclays U.S. Aggregate Bond Index returned 3.03% for the period, while the Barclays U.S. Corporate High Yield Index returned 1.95%. The return of the Barclays 1-3 Month U.S. Treasury Bill Index was 0.02%.

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ECONOMIC AND MARKET OVERVIEW continued	May 31, 2015

Index Definitions
All indices described below are unmanaged and reflect no expenses. It is not possible to invest directly in any index.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM,” pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”).

The Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bonds.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of one to three months. U.S. Treasury Bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of developed markets. The MSCI World Index (Net) is calculated with net dividends reinvested.

The Standard & Poor’s (“S&P”) 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of U.S. stock market.

Industry Sectors
Comments about industry sectors in these fund commentaries are based on Bloomberg industry classifications.

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2015

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2015 Corporate Bond ETF, NYSE Arca ticker: BSCF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2015 Index (the “2015 Index”).

The 2015 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2015. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). Accretive is an affiliate of Guggenheim Investments.

The 2015 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2015. The Fund has a designated year of maturity of 2015 and will terminate on or about December 31, 2015. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2015 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2015 Index universe to obtain a representative sample of securities that resemble the 2015 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2015.

On a market price basis, the Fund generated a total return of -0.26%, which included a decrease in market price over the period to $21.66 as of May 31, 2015, from $21.90 as of May 31, 2014. On an NAV basis, the Fund generated a total return of 0.29%, which included a decrease in NAV over the period to $21.72 as of May 31, 2015, from $21.84 as of May 31, 2014. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflect fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2015 Index returned 0.54% and the Barclays U.S. Aggregate Bond Index returned 3.03% during the 12-month period ended May 31, 2015.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2015, all of which were characterized as ordinary income. In addition, on January 2, 2015, the Fund distributed a $0.0014 short-term capital gain and a $0.0083 long-term capital gain.

Month	Distribution per Share
June 2014	$0.0165
July	$0.0178
August	$0.0154
September	$0.0145
October	$0.0158
November	$0.0155
December	$0.0130
January 2015	$0.0164
February	$0.0138
March	$0.0115
April	$0.0123
May	$0.0113
Total	$0.1738

Performance Attribution
For the 12-month period ended May 31, 2015, the banks and diversified financial services industries contributed the most to the Fund’s return; oil and gas services was the only industry to detract, while electronics contributed the least.

Positions that contributed the most to the Fund’s return included 4.368% coupon bonds issued by MetLife, Inc., a holding company which provides insurance, employee benefits, and financial services in the U.S. and overseas (0.3% of corporate bonds at period end); 6.5% coupon bonds issued by Plains Exploration & Production Co., a U.S.-based oil and gas resources company that was acquired by Freeport-McMoRan Oil & Gas LLC in May 2013 (0.5% of corporate bonds at period end); and 7.75% coupon bonds issued by Wynn Las Vegas, LLC, an owner and operator of casino resorts (not held in the Fund’s portfolio at period end).

Positions that detracted the most from return included 6.375% coupon bonds issued by SESI LLC, a finance subsidiary of Superior Energy Services, Inc., which serves the drilling, completion, and production-related needs of oil and gas companies (not held in the Fund’s portfolio at period end); 7.875% coupon bonds issued by NextEra Energy Capital Holdings, Inc., a subsidiary of NextEra Energy, Inc., a utility that owns Florida Power & Light and the largest U.S. generator of renewable energy (0.2% of corporate bonds at period end); and 4.6% coupon bonds issued by ConocoPhillips, an explorer, producer, transporter, and marketer of oil and other fuels (not held in the Fund’s portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2015

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2016 Corporate Bond ETF, NYSE Arca ticker: BSCG (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2016 Index (the “2016 Index”).

The 2016 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2016. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). Accretive is an affiliate of Guggenheim Investments.

The 2016 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2016. The Fund has a designated year of maturity of 2016 and will terminate on or about December 31, 2016. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2016 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2016 Index universe to obtain a representative sample of securities that resemble the 2016 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2015.

On a market price basis, the Fund generated a total return of 0.41%, which included a decrease in market price over the period to $22.22 as of May 31, 2015, from $22.40 as of May 31, 2014. On an NAV basis, the Fund generated a total return of 0.54%, which included a decrease in NAV over the period to $22.20 as of May 31, 2015, from $22.35 as of May 31, 2014. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflect fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2016 Index returned 0.74%, and the Barclays U.S. Aggregate Bond Index returned 3.03% during the 12-month period ended May 31, 2015.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2015, all of which were characterized as ordinary income. In addition, on January 2, 2015, the Fund distributed a $0.0021 short-term capital gain and a $0.0131 long-term capital gain.

Month	Distribution per Share
June 2014	$0.0210
July	$0.0227
August	$0.0219
September	$0.0202
October	$0.0222
November	$0.0217
December	$0.0197
January 2015	$0.0234
February	$0.0197
March	$0.0190
April	$0.0217
May	$0.0201
Total	$0.2533

Performance Attribution
For the 12-month period ended May 31, 2015, the banks industry contributed the most to the Fund’s return, followed by the diversified financial services industry; the oil and gas industry was the only detractor from return; lodging contributed the least.

Positions that contributed the most to the Fund’s return included 3.15% coupon bonds issued by JPMorgan Chase & Co., a provider of global financial services and retail banking; 3.625% coupon bonds issued by Goldman Sachs Group, Inc, a bank holding company that includes a global investment bank and securities firm; and 2.5% coupon bonds issued by Verizon Communications, Inc., an integrated telecommunications company (1.4%, 1.4%, and 1.1%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 7.125% coupon bonds issued by SESI LLC, a finance subsidiary of Superior Energy Services, Inc., which serves the drilling, completion, and production-related needs of oil and gas companies (0.1% of corporate bonds at period end); Petrobras Global Finance BV, a financing subsidiary of Petroleo Brasileiro SA, a multinational energy corporation (not held in the Fund’s portfolio at period end); and 4.875% coupon bonds issued by American International Group, Inc., an American multinational insurance corporation (not held in the Fund’s portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2015

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2017 Corporate Bond ETF, NYSE Arca ticker: BSCH (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2017 Index (the “2017 Index”).

The 2017 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2017. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). Accretive is an affiliate of Guggenheim Investments.

The 2017 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2017. The Fund has a designated year of maturity of 2017 and will terminate on or about December 31, 2017. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2017 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2017 Index universe to obtain a representative sample of securities that resemble the 2017 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2015.

On a market price basis, the Fund generated a total return of 0.83%, which included a decrease in market price over the period to $22.78 on May 31, 2015, from $22.95 on May 31, 2014. On an NAV basis, the Fund generated a total return of 1.14%, which included a decrease in NAV over the period to $22.78 on May 31, 2015, from $22.88 on May 31, 2014. At the end of the period the Fund’s market price was the same as NAV, which is to be expected from time to time. NAV performance data reflect fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2017 Index returned 1.32%, and the Barclays U.S. Aggregate Bond Index returned 3.03% during the 12-month period ended May 31, 2015.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2015, all of which were characterized as ordinary income. In addition, on January 2, 2015, the Fund distributed a $0.0053 short-term capital gain and a $0.0088 long-term capital gain.

Month	Distribution per Share
June 2014	$0.0288
July	$0.0306
August	$0.0297
September	$0.0277
October	$0.0301
November	$0.0294
December	$0.0264
January 2015	$0.0326
February	$0.0268
March	$0.0257
April	$0.0290
May	$0.0270
Total	$0.3438

Performance Attribution
For the 12-month period ended May 31, 2015, the banks and diversified financial services industries contributed the most to the Fund’s return; no industry detracted, but the oil and gas industry and the machinery-diversified industry contributed the least.

Positions that contributed the most to return included 6.125% coupon bonds issued by Citigroup, Inc., a bank and diversified financial services holding company; 5.25% coupon bonds issued by General Electric Co., an American multinational conglomerate; and 5.75% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company (1.2%, 1.3%, and 1.1%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 3.0% coupon bonds issued by Transocean, Inc., an offshore drilling contractor (0.2% of corporate bonds at period end); 2.5% coupon bonds issued by DCP Midstream Operating, LP, a natural gas processor, natural gas liquids producer, and an energy marketer (0.1% of corporate bonds at period end); and 3.8% coupon bonds issued by American International Group, Inc., an American multinational insurance corporation (not held in the Fund’s portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2015

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2018 Corporate Bond ETF, NYSE Arca ticker: BSCI (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2018 Index (the “2018 Index”).

The 2018 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2018. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). Accretive is an affiliate of Guggenheim Investments.

The 2018 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2018. The Fund has a designated year of maturity of 2018 and will terminate on or about December 31, 2018. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2018 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2018 Index universe to obtain a representative sample of securities that resemble the 2018 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2015.

On a market price basis, the Fund generated a total return of 1.87%, which included an increase in market price over the period to $21.32 on May 31, 2015, from $21.30 on May 31, 2014. On an NAV basis, the Fund generated a total return of 1.88%, which included an increase in NAV over the period to $21.27 on May 31, 2015, from $21.25 on May 31, 2014. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflect fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2018 Index returned 1.97%, and the Barclays U.S. Aggregate Bond Index returned 3.03% during the 12-month period ended May 31, 2015.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2015, all of which were characterized as ordinary income. In addition, on January 2, 2015, the Fund distributed a $0.0051 short-term capital gain and a $0.0044 long-term capital gain.

Month	Distribution per Share
June 2014	$0.0300
July	$0.0313
August	$0.0310
September	$0.0290
October	$0.0319
November	$0.0314
December	$0.0271
January 2015	$0.0343
February	$0.0284
March	$0.0278
April	$0.0315
May	$0.0292
Total	$0.3629

Performance Attribution
For the 12-month period ending May 31, 2015, the banks and diversified financial services industries contributed the most to the Fund’s return. The iron/steel industry was the only one to detract from return; the gas industry contributed the least.

Positions that contributed the most to return included 6.875% bonds issued by Merrill Lynch & Co., Inc., an investment firm that is an affiliate of Bank of America Corp., a large U.S.- based bank holding company; .5.625% coupon bonds issued by General Electric Capital Corp., the financial services unit of General Electric Co., an American multinational conglomerate; and 6.15% coupon bonds issued by Goldman Sachs Group, Inc, a bank holding company that includes a global investment bank and securities firm (1.8%, 1.3%, and 1.3%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 3.95% coupon bonds issued by Cliffs Natural Resources, Inc., which is involved in the production of iron ore and the mining of coal (not held in the Fund’s portfolio at period end); 6.0% coupon bonds issued by Transocean, Inc., an offshore drilling contractor (0.3% of corporate bonds at period end); and 6.0% coupon bonds issued by Weatherford International Ltd. (Bermuda), an international oil and natural gas service company (0.2% of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2015

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2019 Corporate Bond ETF, NYSE Arca ticker: BSCJ (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2019 Index (the “2019 Index”).

The 2019 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2019. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). Accretive is an affiliate of Guggenheim Investments.

The 2019 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2019. The Fund has a designated year of maturity of 2019 and will terminate on or about December 31, 2019. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2019 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2019 Index universe to obtain a representative sample of securities that resemble the 2019 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2015.

On a market price basis, the Fund generated a total return of 2.26%, which included an increase in market price over the period to $21.21 on May 31, 2015, from $21.18 on May 31, 2014. On an NAV basis, the Fund generated a total return of 2.27%, which included an increase in NAV over the period to $21.18 on May 31, 2015, from $21.15 on May 31, 2014. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflect fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2019 Index returned 2.38%, and the Barclays U.S. Aggregate Bond Index returned 3.03% during the 12-month period ended May 31, 2015.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2015, all of which were characterized as ordinary income. In addition, on January 2, 2015, the Fund distributed a $0.0094 short-term capital gain and a $0.0046 long-term capital gain.

Month	Distribution per Share
June 2014	$0.0372
July	$0.0370
August	$0.0378
September	$0.0329
October	$0.0378
November	$0.0365
December	$0.0336
January 2015	$0.0408
February	$0.0326
March	$0.0321
April	$0.0374
May	$0.0338
Total	$0.4295

Performance Attribution
For the 12-month period ending May 31, 2015, the banks and diversified financial services industries contributed the most to the Fund’s return. The entertainment industry was the only detractor. The internet industry contributed the least.

Positions that contributed the most to return included 2.6% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company; 5.625% coupon bonds issued by Morgan Stanley, a global financial services firm based in New York; and 8.5% coupon bonds issued by Citigroup, Inc., a bank and a diversified financial services holding company (1.1%, 1.2%, and 1.0%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 9.625% coupon bonds issued by Weatherford International Ltd. (Bermuda), an international oil and natural gas service company (0.3% of corporate bonds at period end); 3.0% coupon bonds issued by Petrobras Global Finance BV, a financing subsidiary of Petroleo Brasileiro SA, a multinational energy corporation (not held in the Fund’s portfolio at period end); and 7.5% coupon bonds issued by International Game Technology, a global provider of casino gaming entertainment that announced after the period ended that it had entered into a definitive merger agreement with GTECH SpA (not held in the Fund’s portfolio at period end).

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BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2020 Corporate Bond ETF, NYSE Arca ticker: BSCK (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2020 Index (the “2020 Index”).

The 2020 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2020. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). Accretive is an affiliate of Guggenheim Investments.

The 2020 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2020. The Fund has a designated year of maturity of 2020 and will terminate on or about December 31, 2020. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2020 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2020 Index universe to obtain a representative sample of securities that resemble the 2020 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2015.

On a market price basis, the Fund generated a total return of 3.57%, which included an increase in market price to $21.44 on May 31, 2015, from $21.23 on May 31, 2014. On an NAV basis, the Fund generated a total return of 3.28%, which included an increase in NAV to $21.38 on May 31, 2015, from $21.23 on May 31, 2014. At the end of the period the Fund’s market value shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflect fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2020 Index returned 3.40%, and the Barclays U.S. Aggregate Bond Index returned 3.03% during the 12-month period ended May 31, 2015.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2015, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2014	$0.0461
July	$0.0490
August	$0.0470
September	$0.0435
October	$0.0427
November	$0.0457
December	$0.0398
January 2015	$0.0511
February	$0.0408
March	$0.0396
April	$0.0461
May	$0.0424
Total	$0.5338

Performance Attribution
For the 12-month period ended May 31, 2015, the banks and diversified financial services industries contributed the most to the Fund’s return. The iron/steel industry and the cosmetics/personal care industry were the leading detractors from return.

Positions that contributed the most to return included 5.375% coupon bonds issued by Goldman Sachs Group, Inc, a bank holding company that includes a global investment bank and securities firm; 5.625% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company; and 4.5% coupon bonds issued by Verizon Communications, Inc., an integrated telecommunications company (1.5%, 1.8%, and 1.7%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 6.5% coupon bonds issued by Transocean, Inc., an offshore drilling contractor (0.5% of corporate bonds at period end); 4.8% coupon bonds issued by Cliffs Natural Resources, Inc., which is involved in the production of iron ore and the mining of coal (not held in the Fund’s portfolio at period end); and 4.6% coupon bonds issued by Avon Products, Inc., an international manufacturer and direct seller of beauty, household, and personal care categories (not held in the Fund’s portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2015

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2021 Corporate Bond ETF, NYSE Arca ticker: BSCL (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2021 Index (the “2021 Index”).

The 2021 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2021. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). Accretive is an affiliate of Guggenheim Investments.

The 2021 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2021. The Fund has a designated year of maturity of 2021 and will terminate on or about December 31, 2021. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2021 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2021 Index universe to obtain a representative sample of securities that resemble the 2021 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2015.

On a market price basis, the Fund generated a total return of 3.89%, which included an increase in market price to $21.18 on May 31, 2015, from $20.96 as of May 31, 2014. On an NAV basis, the Fund generated a total return of 3.61%, which included an increase in NAV to $21.11 on May 31, 2015, from $20.95 on May 31, 2014. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflect fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2021 Index returned 3.66%, and the Barclays U.S. Aggregate Bond Index returned 3.03% during the 12-month period ended May 31, 2015.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2015, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2014	$0.0527
July	$0.0505
August	$0.0517
September	$0.0464
October	$0.0528
November	$0.0460
December	$0.0455
January 2015	$0.0568
February	$0.0457
March	$0.0416
April	$0.0456
May	$0.0463
Total	$0.5816

Performance Attribution
For the period from inception through May 31, 2015, the banks industry contributed the most to the Fund’s return, followed by the diversified financial services industry. The iron/steel industry and the insurance industry detracted the most.

Positions that contributed the most to return included 5.25% coupon bonds issued by Goldman Sachs Group, Inc., a bank holding company that includes a global investment bank and securities firm; 5.0% coupon bonds issued by BNP Paribas SA, a French bank and financial services company; and 5.5% coupon bonds issued by Morgan Stanley, a global financial services firm based in New York (1.7%, 1.2%, and 1.2%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 6.375% coupon bonds issued by Transocean, Inc., an offshore drilling contractor (0.5% of corporate bonds at period end); 7.625% coupon bonds issued by Genworth Financial, Inc., a provider of insurance and financial advisory services (not held in the Fund’s portfolio at period end); and 4.875% coupon bonds issued by Cliffs Natural Resources, Inc., which is involved in the production of iron ore and the mining of coal (not held in the Fund’s portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2015

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2022 Corporate Bond ETF, NYSE Arca ticker: BSCM (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2022 Index (the “2022 Index”).

The 2022 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2022. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). Accretive is an affiliate of Guggenheim Investments.

The 2022 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2022. The Fund has a designated year of maturity of 2022 and will terminate on or about December 31, 2022. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2022 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2022 Index universe to obtain a representative sample of securities that resemble the 2022 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2015.

On a market price basis, the Fund generated a total return of 3.69%, which included an increase in market price to $21.05 on May 31, 2015, from $20.89 on May 31, 2014. On an NAV basis, the Fund generated a total return of 3.75%, which included an increase in NAV to $21.03 on May 31, 2015, from $20.86 on May 31, 2014. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflect fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2022 Index returned 3.95%, and the Barclays U.S. Aggregate Bond Index returned 3.03% during the 12-month period ended May 31, 2015.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2015, all of which were characterized as ordinary income. In addition, on January 2, 2015, the Fund distributed a $0.0036 short-term capital gain.

Month	Distribution per Share
June 2014	$0.0568
July	$0.0554
August	$0.0494
September	$0.0500
October	$0.0558
November	$0.0533
December	$0.0504
January 2015	$0.0594
February	$0.0482
March	$0.0370
April	$0.0341
May	$0.0430
Total	$0.5928

Performance Attribution
For the 12-month period ended May 31, 2015, the banks industry contributed the most to the Fund’s return, followed by the pharmaceuticals industry. No industry detracted, but the iron/steel industry contributed the least to return, followed by the electrical component & equipment industry.

Positions that contributed the most to return included 5.75% coupon bonds issued by Goldman Sachs Group, Inc., a bank holding company that includes a global investment bank and securities firm; 7.625% coupon bonds issued by Barclays Bank plc, a global financial services provider based in the UK; and 4.5% coupon bonds issued by Citigroup, Inc., a bank and a diversified financial services holding company (2.7%, 1.8%, and 1.2%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 5.0% coupon bonds issued by Continental Resources, Inc., an independent oil producer; 4.3% coupon bonds issued by Transocean, Inc., an offshore drilling contractor; and 3.55% coupon bonds issued by Freeport-McMoRan Oil & Gas LLC, an international natural resources company (0.9%, 0.4%, and 0.9%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2015

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2023 Corporate Bond ETF, NYSE Arca ticker: BSCN (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2023 Index (the “2023 Index”).

The 2023 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2023. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). Accretive is an affiliate of Guggenheim Investments.

The 2023 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2023. The Fund has a designated year of maturity of 2023 and will terminate on or about December 31, 2023. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2023 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2023 Index universe to obtain a representative sample of securities that resemble the 2023 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund’s inception date of September 17, 2014, through May 31, 2015.

On a market price basis, the Fund generated a total return of 4.49%, which included an increase in market price to $20.58 on May 31, 2015, from $20.00 at inception. On an NAV basis, the Fund generated a total return of 4.50%, which included an increase in NAV to $20.56 on May 31, 2015, from $20.00 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflect fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2023 Index returned 4.65%, and the Barclays U.S. Aggregate Bond Index returned 3.15% from the Fund’s inception date through May 31, 2015.

The Fund made the following monthly distributions per share during the abbreviated annual period ended May 31, 2015, all of which were characterized as ordinary income. In addition, on January 2, 2015, the Fund distributed a $0.0001 short-term capital gain.

Month	Distribution per Share
November 2014	$0.0492
December	$0.0492
January 2015	$0.0598
February	$0.0384
March	$0.0328
April	$0.0556
May	$0.0515
Total	$0.3365

Performance Attribution
For the period from inception through May 31, 2015, the banks industry contributed the most to the Fund’s return, followed by the telecommunications industry. The electronics industry detracted the most from return, followed by the healthcare-products industry.

Positions that contributed the most to the Fund’s return included 4.25% coupon bonds issued by FirstEnergy Corp., a diversified energy company; 3.2% coupon bonds issued by Coca-Cola Co., a global beverage company; and 5.15% coupon bonds issued by Verizon Communication, Inc., an integrated telecommunications company (1.1%, 1.1%, and 6.1%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 4.5% coupon bonds issued by Continental Resources, Inc., an independent oil producer in the U.S.; 3.875% coupon bonds issued by Freeport-McMoRan, Inc., formerly known as Freeport-McMoRan Copper & Gold LLC, which is a leading international natural resources company; and 3.5% coupon bonds issued by Howard Hughes Corp., a science philanthropy that conducts biomedical research and science education (1.1%, 1.0%, and 1.2%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2015

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2024 Corporate Bond ETF, NYSE Arca ticker: BSCN (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2024 Index (the “2024 Index”).

The 2024 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2024. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). Accretive is an affiliate of Guggenheim Investments.

The 2024 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2024. The Fund has a designated year of maturity of 2024 and will terminate on or about December 31, 2024. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2024 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2024 Index universe to obtain a representative sample of securities that resemble the 2024 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund’s inception date of September 17, 2014, through May 31, 2015.

On a market price basis, the Fund generated a total return of 4.41%, which included an increase in market price to $20.51 on May 31, 2015, from $19.98 at inception. On an NAV basis, the Fund generated a total return of 4.37%, which included an increase in NAV to $20.52 on May 31, 2015, from $19.98 at inception. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflect fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2024 Index returned 5.00% and the Barclays U.S. Aggregate Bond Index returned 3.15% from the Fund’s inception date through May 31, 2015.

The Fund made the following monthly distributions per share during the abbreviated annual period ended May 31, 2015, all of which were characterized as ordinary income.

Month	Distribution per Share
November 2014	$0.0685
December	$0.0524
January 2015	$0.0383
February	$0.0535
March	$0.0359
April	$0.0576
May	$0.0434
Total	$0.3496

Performance Attribution
For the period from inception through May 31, 2015, the banks industry contributed the most to the Fund’s return, followed by the oil and gas industry. The healthcare-services industry detracted the most from return, followed by the semiconductors industry.

Positions that contributed the most to the Fund’s return included 4.0% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company (1.3% of corporate bonds at period end); 5.25% coupon bonds issued by Goldman Sachs Group, Inc., a bank holding company that includes a global investment bank and securities firm (not held in the Fund’s portfolio at period end); and 3.625% coupon bonds issued by International Business Machines Corp., an information technology company (0.2% of corporate bonds at period end).

Positions that detracted the most from return included 5.625% coupon bonds issued by Newfield Exploration Co., which specializes in the exploration and production of oil and natural gas; 3.375% coupon bonds issued by Monsanto Co., an American agrochemical and agricultural biotechnology corporation; and 4.0% coupon bonds issued by BPCE S.A., which, through its subsidiaries, provides various banking and financial services to individuals and institutions in France and internationally (0.4%, 0.9%, and 1.7%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2015

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2015 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2015 Index (the “High Yield 2015 Index”).

The High Yield 2015 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2015. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). Accretive is an affiliate of Guggenheim Investments.

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2015 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2015. The Fund has a designated year of maturity of 2015 and will terminate on or about December 31, 2015. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2015 Index. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2015 Index universe to obtain a representative sample of securities that resemble the High Yield 2015 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2015.

On a market price basis, the Fund generated a total return of 0.65%, which included a decrease in market price over the period to $26.15 on May 31, 2015, from $26.99 on May 31, 2014. On an NAV basis, the Fund generated a total return of 1.17%, which included a decrease in NAV over the period to $26.23 on May 31, 2015, from $26.93 on May 31, 2014. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflect fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2015 Index returned 2.04%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 1.95% for the 12-month period ended May 31, 2015. While the High Yield 2015 Index includes only bonds with effective maturities in the year 2015, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2015, all of which were characterized as ordinary income. In addition, on January 2, 2015, the Fund distributed a $0.0234 short-term capital gain and a $0.0628 long-term capital gain.

Month	Distribution per Share
June 2014	$0.0762
July	$0.0801
August	$0.0793
September	$0.0723
October	$0.0822
November	$0.0809
December	$0.0696
January 2015	$0.0866
February	$0.0739
March	$0.0738
April	$0.0766
May	$0.0669
Total	$0.9184

Performance Attribution
For the 12-month period ended May 31, 2015, the healthcare-services industry contributed the most to the Fund’s return, followed by the media industry. The oil and gas industry detracted the most from return, followed by the coal industry.

Positions that contributed the most to the Fund’s return included 8.0% coupon bonds issued by CHS, Inc., which owns and operates hospitals and has interests in physicians and physician practices; 10.5% coupon bonds issued by Kinetic Concepts, Inc., a global medical technology company; and 7.75% coupon bonds issued by HCA Holdings, Inc., which through subsidiaries provides health care services in the U.S. (4.8%, 5.7%, and 3.6%, respectively, of corporate bonds at period end).

Positions that detracted the most from the Fund’s return included 8.625% coupon bonds issued by Linn Energy LLC, an independent natural gas exploration and production company; 9.875% coupon bonds issued by Chaparral Energy, Inc., an independent oil and natural gas exploration and production company; and 10.25% coupon bonds issued by Hercules Offshore, Inc., a provider of services to oil and gas producers (none held in the Fund’s portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2015

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2016 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJG (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2016 Index (the “High Yield 2016 Index”).

The High Yield 2016 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2016. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). Accretive is an affiliate of Guggenheim Investments.

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2016 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2016. The Fund has a designated year of maturity of 2016 and will terminate on or about December 31, 2016. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2016 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2016 Index universe to obtain a representative sample of securities that resemble the High Yield 2016 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2015.

On a market price basis, the Fund generated a total return of 0.46%, which included a decrease in market price over the period to $26.44 on May 31, 2015, from $27.36 on May 31, 2014. On an NAV basis, the Fund generated a total return of 0.60%, which included a decrease in NAV over the period to $26.41 on May 31, 2015, from $27.29 on May 31, 2014. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflect fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2016 Index returned -0.01%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 1.95% for the 12-month period ended May 31, 2015. While the High Yield 2016 Index includes only bonds with effective maturities in the year 2016, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2015, all of which were characterized as ordinary income. In addition, on January 2, 2015, the Fund distributed a $0.0210 short-term capital gain and a $0.0100 long-term capital gain.

Month	Distribution per Share
June 2014	$0.0850
July	$0.0887
August	$0.0907
September	$0.0881
October	$0.0934
November	$0.0883
December	$0.0779
January 2015	$0.0782
February	$0.0787
March	$0.0742
April	$0.0822
May	$0.0757
Total	$1.0011

Performance Attribution
For the 12-month period ended May 31, 2015, the software industry contributed the most to the Fund’s return, followed by the distribution/wholesale industry. The oil and gas services industry detracted the most from return, followed by the cosmetics/personal care industry.

Positions that contributed the most to return included 12.625% coupon bonds issued by First Data Corp., a credit-card processor; 8.25% coupon bonds issued by FCA US LLC, formerly the Chrysler Group LLC, an auto maker; and 11.5% coupon bonds issued by HD Supply, Inc., an industrial distributor (4.0%, 5.6%, and 2.5%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 9.750% coupon bonds issued by Samson Resources Co., a private oil and natural gas company; 10.75% coupon bonds issued by Midstates Petroleum Co. LLC, an independent exploration and production company; and 9.375% coupon bonds issued by EP Energy LLC, an explorer and producer of oil and natural gas (none held in the Fund’s portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2015

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2017 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJH (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2017 Index (the “High Yield 2017 Index”).

The High Yield 2017 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2017. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). Accretive is an affiliate of Guggenheim Investments.

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2017 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2017. The Fund has a designated year of maturity of 2017 and will terminate on or about December 31, 2017. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2017 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2017 Index universe to obtain a representative sample of securities that resemble the High Yield 2017 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2015.

On a market price basis, the Fund generated a total return of 0.68%, which included a decrease in market price over the period to $26.59 on May 31, 2015, from $27.55 on May 31, 2014. On an NAV basis, the Fund generated a total return of 0.78%, which included a decrease in NAV over the period to $26.55 on May 31, 2015, from $27.48 on May 31, 2014. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflect fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2017 Index returned 1.03%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 1.95% for the 12-month period ended May 31, 2015. While the High Yield 2017 Index includes only bonds with effective maturities in the year 2017, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2015, all of which were characterized as ordinary income. In addition, on January 2, 2015, the Fund distributed a $0.0408 short-term capital gain and a $0.0087 long-term capital gain.

Month	Distribution per Share
June 2014	$0.0889
July	$0.0916
August	$0.0925
September	$0.0871
October	$0.0952
November	$0.0899
December	$0.0800
January 2015	$0.1029
February	$0.0973
March	$0.0790
April	$0.0900
May	$0.0838
Total	$1.0782

Performance Attribution
For the 12-month period ended May 31, 2015, the diversified financial services industry contributed the most to the Fund’s return, followed by the retail industry. The oil and gas industry and the lodging industry detracted the most from return.

Positions that contributed the most to return included 6.90% coupon bonds issued by Springleaf Financial Corp., an Indiana-based provider of loans and other credit-related products; 8.375% coupon bonds issued by Novelis, Inc., a producer of flat-rolled aluminum products; and 6.75% coupon bonds issued by Univision Communications, Inc., an American media company serving Hispanic America (3.1%, 1.5%, and 1.7%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 8.75% coupon bonds issued by Hercules Offshore, Inc., a provider of services to oil and gas producers; 8.125% coupon bonds issued by Sandridge Energy, Inc., an oil and natural gas company; and 7.125% coupon bonds issued by Swift Energy Co., an independent U.S.-based oil and natural gas company (0.2%, 0.2%, and 0.3%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2015

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2018 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJI (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2018 Index (the “High Yield 2018 Index”).

The High Yield 2018 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2018. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). Accretive is an affiliate of Guggenheim Investments.

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2018 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2018. The Fund has a designated year of maturity of 2018 and will terminate on or about December 31, 2018. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2018 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2018 Index universe to obtain a representative sample of securities that resemble the High Yield 2018 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2015.

On a market price basis, the Fund generated a total return of 0.39%, which included a decrease in market price over the period to $26.16 on May 31, 2015, from $27.38 on May 31, 2014. On an NAV basis, the Fund generated a total return of 0.51%, which included a decrease in NAV over the period to $26.11 on May 31, 2015, from $27.30 on May 31, 2014. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflect fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2018 Index returned 1.29%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 1.95% for the 12-month period ended May 31, 2015. While the High Yield 2018 Index includes only bonds with effective maturities in the year 2018, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2015, all of which were characterized as ordinary income. In addition, on January 2, 2015, the Fund distributed a $0.0656 short-term capital gain and a $0.0566 long-term capital gain.

Month	Distribution per Share
June 2014	$0.0985
July	$0.0996
August	$0.1001
September	$0.0933
October	$0.1017
November	$0.1002
December	$0.0901
January 2015	$0.1265
February	$0.0937
March	$0.0897
April	$0.0977
May	$0.0975
Total	$1.1886

Performance Attribution
For the 12-month period ended May 31, 2015, the diversified financial services industry contributed the most to the Fund’s return, followed by the commercial services industry. The coal industry detracted the most from return, followed by the oil and gas industry.

Positions that contributed the most to return included 9.0% coupon bonds issued by Sprint Communications, Inc., a subsidiary of Sprint Corp., which offers wireless and wireline communications services; 8.75% coupon bonds issued by Wise Metals Group LLC, a producer of aluminum can stock for the beverage and food industries; and 8.5% coupon bonds issued by Reynolds Group Issuer, Inc., a subsidiary of Reynolds Group Holdings Ltd., a global manufacturer and supplier of consumer beverage and foodservice packaging products (4.0%, 1.1%, and 1.1%, respectively, of corporate bonds at period end).

Positions that detracted the most significantly from return included 6.0% coupon bonds issued by Peabody Energy Corp., which mines, sells, and distributes coal (1.0% of corporate bonds at period end); 11.0% coupon bonds issued by Magnetation LLC, a joint venture between Magnetation, Inc. and AK Steel Corp. that produces high-quality iron ore concentrate from previously abandoned iron ore waste stockpiles and tailings basins (not held in the Fund’s portfolio at period end); and 9.25% coupon bonds issued by Chassix, Inc., a maker of precision chassis casting and machining solutions (not held in the Fund’s portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2015

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2019 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJJ (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2019 Index (the “High Yield 2019 Index”).

The High Yield 2019 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2019. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). Accretive is an affiliate of Guggenheim Investments.

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2019 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2019. The Fund has a designated year of maturity of 2019 and will terminate on or about December 31, 2019. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2019 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2019 Index universe to obtain a representative sample of securities that resemble the High Yield 2019 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2015.

On a market price basis, the Fund generated a total return of 0.52%, which included a decrease in market price to $25.43 on May 31, 2015, from $26.46 on May 31, 2014. On an NAV basis, the Fund generated a total return of 0.55%, which included a decrease in NAV to $25.38 on May 31, 2015, from  $26.40 on May 31, 2014. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflect fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2019 Index returned -1.47%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 1.95% for the 12-month period ended May 31, 2015. While the High Yield 2019 Index includes only bonds with effective maturities in the year 2019, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2015, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2014	$0.0987
July	$0.0931
August	$0.0939
September	$0.0956
October	$0.0974
November	$0.0945
December	$0.0863
January 2015	$0.1112
February	$0.0938
March	$0.0840
April	$0.1054
May	$0.0956
Total	$1.1495

Performance Attribution
For the 12-month period ended May 31, 2015, the telecommunications industry contributed the most to the Fund’s return, followed by the diversified financial services industry. The oil and gas industry detracted the most from return, followed by the coal industry.

Positions that contributed the most significantly to return included 8.75% coupon bonds issued by Trinseo Materials Finance, Inc., a subsidiary of Trinseo SA, a global materials company (not held in the Fund’s portfolio at period end); 7.625% coupon bonds issued by Big Heart Pet Brands Corp., a maker of pet foods and snacks that was acquired by the J.M. Smucker Co. during the period (not held in the Fund’s portfolio at period end); and 9.0% coupon bonds issued by Avaya, Inc., a provider of consulting, integration and managed services (0.6% of corporate bonds at period end).

Positions that detracted the most significantly from return included 8.0% coupon bonds issued by Arch Coal, Inc., an American coal mining and processing company; 7.75% coupon bonds issued by Energy XXI Gulf Coast, Inc., an independent oil and natural gas exploration and production company; and 7.75% coupon bonds issued by Comstock Resources, Inc., an independent energy company engaged in oil and gas acquisitions, exploration, and development (0.1%, 0.1%, and 0.2%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2015

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2020 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJK (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2020 Index (the “High Yield 2020 Index”).

The High Yield 2020 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2020. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). Accretive is an affiliate of Guggenheim Investments.

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2020 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2020. The Fund has a designated year of maturity of 2020 and will terminate on or about December 31, 2020. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2020 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2020 Index universe to obtain a representative sample of securities that resemble the High Yield 2020 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2015.

On a market price basis, the Fund generated a total return of 1.90%, which included a decrease in market price to $25.75 on May 31, 2015, from $26.49 on May 31, 2014. On an NAV basis, the Fund generated a total return of 1.82%, which included a decrease in NAV to $25.67 on May 31, 2015, from $26.43 on May 31, 2014. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflect fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2020 Index returned 0.49%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 1.95% for the 12-month period ended May 31, 2015. While the High Yield 2020 Index includes only bonds with effective maturities in the year 2020, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2015, all of which were characterized as ordinary income. In addition, on January 2, 2015, the Fund distributed a $0.0247 short-term capital gain.

Month	Distribution per Share
June 2014	$0.0912
July	$0.0961
August	$0.0943
September	$0.0945
October	$0.1047
November	$0.0849
December	$0.0950
January 2015	$0.1214
February	$0.0989
March	$0.0992
April	$0.1133
May	$0.1000
Total	$1.1935

Performance Attribution
For the 12-month period ended May 31, 2015, the telecommunications industry contributed the most to the Fund’s return, followed by the diversified financial services industry. The oil and gas industry detracted the most from return, followed by the transportation industry.

Positions that contributed the most significantly to return included 9.375% coupon bonds issued by EP Energy LLC/Everest Acquisition Finance, Inc., a North American oil and natural gas producer; 5.75% coupon bonds issued by Reynolds Group Issuer, Inc., a subsidiary of Reynolds Group Holdings Ltd., a global manufacturer and supplier of consumer beverage and foodservice packaging products; and 6.375% coupon bonds issued by VPI Escrow Corp., a subsidiary of Valeant Pharmaceuticals International, a specialty pharmaceutical company (1.9%, 2.2%, and 1.6%, respectively, of the Fund’s corporate bonds at period end).

Positions that detracted the most significantly from return included 9.75% coupon bonds issued by Samson Resources Co., an independent oil and natural gas exploration and production company (not held in the Fund’s portfolio at period end); 8.875% coupon bonds issued by Swift Energy Co., an independent U.S.-based oil and natural gas company (0.1% of the Fund’s corporate bonds at period end); and 8.5% coupon bonds issued by Resolute Energy Corp., which is engaged in the acquisition, development, and production of onshore domestic hydrocarbons, principally crude oil (0.2% of the Fund’s corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2015

BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2021 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJL (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2021 Index (the “High Yield 2021 Index”).

The High Yield 2021 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2021. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). Accretive is an affiliate of Guggenheim Investments.

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2021 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2021. The Fund has a designated year of maturity of 2021 and will terminate on or about December 31, 2021. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2021 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2021 Index universe to obtain a representative sample of securities that resemble the High Yield 2021 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund’s inception date of September 17, 2014 through May 31, 2015.

On a market price basis, the Fund generated a total return of 2.89%, which included an increase in market price to $25.15 on May 31, 2015, from $25.00 at inception. On an NAV basis, the Fund generated a total return of 3.15%, which included an increase in NAV to $25.09 on May 31, 2015, from $25.00 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflect fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2021 Index returned 1.00%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 2.01% for the period from the Fund’s inception date through May 31, 2015. While the High Yield 2021 Index includes only bonds with effective maturities in the year 2021, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the abbreviated annual period ended May 31, 2015, all of which were characterized as ordinary income.

Month	Distribution per Share
November 2014	$0.1227
December	$0.0774
January 2015	$0.1002
February	$0.0892
March	$0.0981
April	$0.0937
May	$0.1015
Total	$0.6828

Performance Attribution
For the Fund’s inception date through May 31, 2015, the media industry contributed the most to the Fund’s return, followed by the retail industry. The oil and gas industry was the leading detractor from return, followed by the holding companies—diversified industry.

Positions that contributed most significantly to return included 5.25% coupon bonds issued by Cedar Fair LP, a publicly traded partnership that is a large regional amusement-resort operator; 6.75% coupon bonds issued by CSC Holdings LLC, which owns and operates cable television systems in the U.S.; and 6.625% coupon bonds issued by L Brands, Inc., an American fashion retailer (1.1%, 1.1%, and 1.2%, respectively, of corporate bonds at period end).

Positions that detracted most significantly from return included 7.75% coupon bonds issued by Atlas Energy Holdings Operating Company LLC, a subsidiary of Atlas Resource Partners LP, an exploration & production master limited partnership which owns an interest in over 14,000 producing natural gas and oil wells; 7.375% coupon bonds issued by AEPB Finance Corp., a subsidiary of American Energy – Permian Basis, LLC, an independent oil and natural gas company affiliated with American Energy Partners, LP; and 7.0% coupon bonds issued by EER Finance, Inc., which, with Endeavor Energy Resources LP, conducts business as a joint issuer of debt in the oil and gas industry (0.8%, 0.7%, and 1.0%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2015

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2022 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJM (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2022 Index (the “High Yield 2022 Index”).

The High Yield 2022 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2022. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). Accretive is an affiliate of Guggenheim Investments.

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2022 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2022. The Fund has a designated year of maturity of 2022 and will terminate on or about December 31, 2022. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2022 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2022 Index universe to obtain a representative sample of securities that resemble the High Yield 2022 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund’s inception date of September 17, 2014, through May 31, 2015.

On a market price basis, the Fund generated a total return of 3.15%, which included an increase in market price to $25.17 on May 31, 2015, from $25.04 at inception. On an NAV basis, the Fund generated a total return of 3.77%, which included an increase in NAV to $25.22 on May 31, 2015, from $25.04 at inception. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflect fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2022 Index returned 2.69%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 2.01% for the period from the Fund’s inception date through May 31, 2015.

While the High Yield 2022 Index includes only bonds with effective maturities in the year 2022, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the abbreviated annual period ended May 31, 2015, all of which were characterized as ordinary income.

Month	Distribution per Share
November	$0.1288
December	$0.0963
January 2015	$0.1089
February	$0.0983
March	$0.0647
April	$0.1052
May	$0.1017
Total	$0.7039

Performance Attribution
For the Fund’s inception date through May 31, 2015, the media industry contributed the most to the Fund’s return, followed by the healthcare services industry. The leading detractors from return were the oil and gas industry and coal industry.

Positions that contributed most significantly to return included 8.625% coupon bonds issued by International Lease Finance Corp., an aircraft lessor; 7.375% coupon bonds issued by Laredo Petroleum, Inc., an independent energy company; and 5.875% coupon bonds issued by Cablevision Systems Corp., an American cable television company with systems serving areas surrounding New York City (1.7%, 1.4%, and 1.4%, respectively, of the Fund’s corporate bonds at period end).

Positions that detracted most significantly from return included 6.375% coupon bonds issued by Berry Petroleum Co. LLC, an independent company in the industry of crude oil and natural gas exploration and production (1.1% of the Fund’s corporate bonds at period end);  7.875% coupon bonds issued by Breitburn Energy Partners LP, which operates oil and gas properties in the U.S. (1.2% of the Fund’s corporate bonds at period end); and 6.75% coupon bonds issued by Jones Energy Holdings LLC, an exploration and production company for oil and natural gas (1.3% of the Fund’s corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2015

GSY Guggenheim Enhanced Short Duration ETF

Fund Overview
The Guggenheim Enhanced Short Duration ETF, NYSE Arca ticker: GSY (Fund) seeks maximum current income, consistent with preservation of capital and daily liquidity. The Fund uses a low-duration strategy to seek to outperform the Barclays 1-3 Month U.S. Treasury Bill Index (Benchmark) in addition to providing returns in excess of those available in U.S. Treasury bills, government repurchase agreements, and money market funds, while seeking to provide preservation of capital and daily liquidity. The Fund is not a money market fund and thus does not seek to maintain a stable net asset value of $1.00 per share. The Fund expects, under normal circumstances, to hold a diversified portfolio of fixed-income instruments of varying maturities, but that have an average duration of less than one year. The Fund will invest at least 80% of its net assets in fixed-income securities and in exchange-traded funds and closed-end funds that invest substantially all of their assets in fixed-income securities.

GSY primarily invests in U.S. dollar-denominated investment-grade debt securities, including U.S. Treasury securities and corporate bonds, rated Baa3 or higher by Moody’s Investors Service, Inc., (Moody’s) or equivalently rated by Standard & Poor’s Rating Group (S&P) or Fitch Investor Services (Fitch) or any other nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) to be of comparable quality.

Effective December 1, 2014, the Fund’s Investment Adviser entered into a sub-advisory agreement that added Guggenheim Partners Investment Management, LLC, as the investment sub-adviser (“Investment Sub-Adviser” or “GPIM”) to the Fund. The Investment Sub-Adviser is an affiliate of the Investment Adviser and a subsidiary of Guggenheim Partners, LLC, a diversified financial services firm whose primary business lines include asset management, investment advisory, fixed income brokerage, institutional finance and merchant banking. The sub-advisory agreement permits the Fund’s performance to be eligible for inclusion in GPIM’s composite performance track record, which enhances the visibility of the composite, and supports the marketing of the Fund. The Fund’s fees and expenses and its current portfolio management team will remain the same. Please see “Investment Advisory Agreement, Sub-Advisory Agreement and Other Agreements” under Note 3 on page 199 for more information on the Fund’s sub-advisory agreement.

The Fund may invest no more than 10% of its assets in high-yield securities, also referred to as junk bonds, which are debt securities that are rated below-investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Investment Adviser believes are of comparable quality.

The Fund may also invest up to 10% of its assets in sovereign and corporate-debt securities denominated in foreign currencies. The Fund may invest up to 25% of its assets in municipal securities. The Fund will not invest in options contracts, futures contracts, or swap agreements. Effective December 1, 2014, the Fund may invest up to 20% of its assets in mortgage-backed securities (MBS) or in other asset-backed securities (ABS). Previously, the Fund was able to invest up to 10% in MBS or in other ABS.

Fund Performance
All Fund returns cited—whether based on net asset value (NAV) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2015.

On a market price basis, the Fund generated a total return of 1.09%, which included a decrease in market price over the period to $50.11 on May 31, 2015, from $50.27 on May 31, 2014. On an NAV basis, the Fund generated a total return of 1.01%, which included a decrease in NAV over the period to $50.10 on May 31, 2015, from $50.30 on May 31, 2014. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For short-term high-quality fixed-income market comparison purposes, the Barclays 1-3 Month U.S. Treasury Bill Index returned 0.02% for the same period.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2015, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2014	$0.0459
July	$0.0472
August	$0.0482
September	$0.0435
October	$0.0439
November	$0.0607
December	$0.0429
January 2015	$0.1694
February	$0.0525
March	$0.0476
April	$0.0550
May	$0.0494
Total	$0.7062

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2015

GSY Guggenheim Enhanced Short Duration ETF continued

Performance Discussion
Throughout the period, the Fund maintained a portfolio of investments from across the credit spectrum with an emphasis on investment-grade rated assets. The distribution rate at the end of the period was 1.18%, and the gross weighted average yield to maturity was 1.34%. At a time when the Fed is considering raising interest rates, the Fund is minimizing interest rate risk by focusing purchases on floating rate assets, keeping average effective duration below one-half year.

The Fund is primarily invested in corporate bonds, commercial paper, repurchase agreements, and ABS. The Fund’s high allocation to floating-rate securities mitigates interest-rate risk, while repurchase agreements, agency-discount notes, and commercial paper help the Fund manage its liquidity needs. The Fund’s focus on high-quality short-term holdings helps the Fund manage credit risk.

The Fund’s positive performance was provided primarily through core investments. For much of the period, the Fund continued to see price appreciation attributable to tightening of credit spreads. Positive returns were largely driven by the Fund’s investments in ABS as spreads normalized across various subsectors, including collateralized loan obligations (CLOs). Investment-grade, high-yield bond, and leveraged-loan spreads recovered after mid-period turmoil in risk assets. Investments in securitized assets, high-yield securities, and repurchase agreements generated higher income for the Fund.

The Fund stands to benefit while the historically low-rate environment continues to drive demand for fixed-income assets offering a spread over low-yielding securities. Concerns over U.S. economic growth and the timing of a Fed rate rise could create periods of increased credit-spread volatility, but the Fund often uses such periods to add attractively priced assets.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 25

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2015

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

Fund Overview
The Guggenheim S&P Global Dividend Opportunities Index ETF, NYSE Arca ticker: LVL (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the S&P Global Dividend Opportunities Index (the “Index”).

The Index consists of 100 common stocks and American Depositary Receipts (“ADRs”) that offer high dividend yields chosen from a universe consisting of the stocks listed on the exchanges of those countries included in the S&P Global Broad Market Index, an index designed to measure global stock market performance. Potential index constituents include common stocks and ADRs with market capitalizations greater than $1.0 billion at the time of reconstitution, which for ADRs is determined based on an evaluation of the underlying security, and includes securities of mid- and large-capitalization companies, as defined by Standard & Poor’s, a division of McGraw-Hill Financial, the Fund’s index provider (“S&P” or the “Index Provider”).

The Fund will invest at least 90% of its total assets in common stocks and ADRs that comprise the Index and depositary receipts and shares representing common stocks that comprise the Index (or underlying securities representing ADRs that comprise the Index.) The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited – whether based on net asset value (“NAV”) or market price – assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2015.

On a market price basis, the Fund generated a total return of -11.73%, which included an decrease in market price over the period to $11.76 on May 31, 2015, from $14.08 on May 31, 2014. On an NAV basis, the Fund generated a total return of -11.23%, which included an decrease in NAV over the period to $11.77 on May 31, 2015, from $14.01 on May 31, 2014. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflect fees and expenses of the Fund.

For underlying index and market comparison purposes, the Index returned -11.33% and the MSCI World Index, an index designed to measure the equity market performance of developed markets, returned 5.70% for the 12-month period ended May 31, 2015.

The Fund made quarterly distributions per share of $0.241 on June 30, 2014; $0.245 on September 30, 2014; $0.145 on December 31, 2014; and $0.0749 on March 31, 2015.

Performance Attribution
For the 12-month period ended May 31, 2015, the sectors contributing the most to the Fund’s return were financials, followed by the consumer, cyclical sector. The energy sector detracted the most from return, followed by the industrial sector.

Positions that contributed the most to the Fund’s return included Evergrande Real Estate Group Ltd., a property development group in China; Vector Group Ltd., which is a holding company that indirectly owns several tobacco-related companies and has interests in other companies; and Berkeley Group Holdings plc, a British house-building company (2.0%, 2.1%, and 2.9%, respectively, of the Fund’s long-term investments at period end).

Positions that detracted the most from return included Metcash Ltd., Australia’s leading wholesale distribution and marketing company (2.2% of the Fund’s long-term investments at period end); Oi SA, formerly Brasil Telecom SA, a Brazil-based holding company engaged in the provision of switched fixed-line telephony services domestically and internationally (not held in the Fund’s portfolio at period end); and Myer Holdings Ltd., an Australian department store chain (not held in the Fund’s portfolio at period end).

26 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

May 31, 2015

Risks and Other Considerations

The views expressed in this report reflect those of the portfolio managers and Guggenheim Investments only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward-looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Guggenheim Investments ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in the Funds, which may cause you to lose money, including the entire principal that you invest. Please refer to the individual ETF prospectus for a more detailed discussion of the Fund-specific risks and considerations.

Credit/Default Risk: Issuers or guarantors of debt instruments or the coun-terparty to a derivatives contract, repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor their obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the respective Fund’s income and share price.

Interest Rate Risk: As interest rates rise, the value of fixed-income securities held by the Funds is likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations.

Income Risk: Falling interest rates may cause the Funds’ income to decline.

Mortgage-and Asset-Backed Securities Risks (GSY): Mortgage-Backed Securities (“MBS”) (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The principal on MBS or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, these securities are subject to “prepayment risk” and “extension risk.”

Non-Correlation Risk (excludes GSY): For passively managed Index Funds, the respective Fund’s return may not match the return of the Index including, but not limited to, operating expenses and costs in buying and selling securities to reflect changes in the Index. The Fund may not be fully invested at times. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate with the Index return, as would be the case if it purchased all of the stocks with the same weightings as the Index.

High-Yield Securities Risk: High yield securities (bonds that are rated below investment grade) are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations as well as may be subject to greater price volatility.

Foreign Issuers Risk: Investing in non-U.S. issuers may involve unique risks such as currency, political, and economic risk, as well as less market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.

Financial Services Sector Risk: The financial services industry is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Active Management Risk (GSY): The Funds are subject to management risk because they are actively managed portfolios. In managing the Funds’ portfolio securities, the Investment Adviser will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Risk of Deviation between Market Price and NAV (GSY): Unlike conventional ETFs, the Funds are not index funds. The Funds are actively managed and do not seek to replicate the performance of a specified index. There can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Municipal Securities Risk (GSY): Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. In addition, there is a risk that, as a result of the current economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.

Call Risk/Prepayment Risk: During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Funds’ having to reinvest proceeds at lower interest rates, resulting in a decline in the Funds’ income.

Extension Risk: An issuer may exercise its right to pay principal on an obligation later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease and the Funds’ performance may suffer from the inability to invest in higher yielding securities.

Liquidity Risk: If the Funds invest in illiquid securities or securities that become illiquid, Fund returns may be reduced because the Funds may be unable to sell the illiquid securities at an advantageous time or price.

Non-Diversified Fund Risk: Certain Funds are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 27

May 31, 2015

Risks and Other Considerations continued

Declining Yield Risk (excludes GSY and LVL): During the final year of the Funds’ operations, as the bonds held by the Funds mature and the Funds’ portfolio transitions to cash and cash equivalents, the Funds’ yield will generally tend to move toward the yield of cash and cash equivalents and thus may be lower than the yields of the bonds previously held by the Funds and/or prevailing yields for bonds in the market.

Fluctuation of Yield and Liquidation Amount Risk (excludes GSY and LVL): The Funds, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions and liquidation proceeds are not predictable at the time of your investment. For example, at times during the Funds’ existence, they may make distributions at a greater (or lesser) rate than the coupon payments received on the Funds’ portfolio, which will result in the Funds returning a lesser (or greater) amount on liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Funds relative to a direct investment in corporate bonds. If the amount you receive as liquidation proceeds upon the Funds’ termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Concentration Risk (excludes GSY): If the Index concentrates in an industry or group of industries the Funds’ investments will be concentrated accordingly. In such event, the value of the Funds’ shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Telecommunications Sector Risk (LVL): This sector is subject to extensive government regulation. The telecommunications sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid obsolescence and research and development of new products.

Equity Risk (LVL): The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Utilities Sector Risk (LVL): Companies in the utilities sector may be adversely affected by economic, political, and regulatory or deregulatory changes, and other occurrences associated with the utilities industry. This concentration may present more risks than investing in securities that are more broadly diversified over numerous sectors of the economy.

Medium-Sized Company Risk (LVL): Investing in securities of these companies involves greater risk as their securities may be more volatile and less liquid than investing in more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Risks of Investing In Other Investment Companies (GSY and LVL): Investments in securities of other investment companies involve risks, including, among others, the fact that shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies’ portfolio securities or net asset values.

In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information and at guggenheiminvestments.com/etf.

28 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF

Fund Statistics
Share Price	$21.66
Net Asset Value	$21.72
Discount to NAV	-0.28%
Net Assets ($000)	$462,648

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED MAY 31, 2015
	One Year	Three Year	Since Inception (06/07/10)
Guggenheim BulletShares 2015 Corporate Bond ETF
NAV	0.29%	1.90%	3.29%
Market	-0.26%	1.74%	3.22%
NASDAQ BulletShares®
USD Corporate
Bond 2015 Index	0.54%	2.14%	3.58%
Barclays U.S. Aggregate
Bond Index	3.03%	2.21%	3.81%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.14 per share for share price returns or initial net asset value (NAV) of $20.14 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments
Financial	52.4%
Consumer, Non-cyclical	12.3%
Energy	8.8%
Communications	7.6%
Consumer, Cyclical	5.1%
Industrial	4.4%
Technology	3.0%
Utilities	1.9%
Basic Materials	1.4%
Total Corporate Bonds	96.9%
Investments of Collateral for Securities Loaned	1.6%
Total Investments	98.5%
Other Assets & Liabilities, net	1.5%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
AbbVie, Inc.	2.6%
Goldman Sachs Group, Inc., 1.60%	1.8%
Goldman Sachs Group, Inc., 3.70%	1.8%
American Express Credit Corp.	1.6%
BBVA US Senior SAU	1.6%
General Electric Co.	1.5%
Royal Bank of Scotland Group plc	1.5%
BP Capital Markets plc	1.5%
AT&T, Inc.	1.3%
Credit Suisse USA, Inc.	1.3%
Top Ten Total	16.5%

“Ten Largest Holdings” exclude any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 29

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Aggregate Bond Index.  Results include the reinvestment of all dividends and capital gains.  Past performance is no guarantee of future results. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS.  The referenced indices are unmanaged and not available for direct investment.  Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

30 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF

Fund Statistics
Share Price	$22.22
Net Asset Value	$22.20
Premium to NAV	0.09%
Net Assets ($000)	$645,965

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED MAY 31, 2015
			Since
	One	Three	Inception
	Year	Year	(06/07/10)
Guggenheim BulletShares 2016 Corporate Bond ETF
NAV	0.54%	2.46%	4.10%
Market	0.41%	2.42%	4.11%
NASDAQ BulletShares® USD
Corporate Bond 2016 Index	0.74%	2.77%	4.54%
Barclays U.S. Aggregate
Bond Index	3.03%	2.21%	3.81%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.13 per share for share price returns or initial net asset value (NAV) of $20.13 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments
Financial	47.1%
Consumer, Non-cyclical	12.9%
Communications	11.4%
Consumer, Cyclical	7.8%
Energy	6.4%
Technology	5.6%
Industrial	4.9%
Basic Materials	2.1%
Utilities	0.9%
Total Corporate Bonds	99.1%
Investments of Collateral for Securities Loaned	0.4%
Total Investments	99.5%
Other Assets & Liabilities, net	0.5%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
JPMorgan Chase & Co.	1.4%
Goldman Sachs Group, Inc.	1.4%
Cisco Systems, Inc.	1.2%
Bank of America Corp.	1.1%
Goldman Sachs Group, Inc.	1.1%
Home Depot, Inc.	1.1%
Verizon Communication, Inc.	1.1%
Wells Fargo & Co.	1.0%
Deutsche Bank AG	1.0%
American Express Credit Corp.	1.0%
Top Ten Total	11.4%

“Ten Largest Holdings” exclude any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 31

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Aggregate Bond Index.  Results include the reinvestment of all dividends and capital gains.  Past performance is no guarantee of future results. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS.  The referenced indices are unmanaged and not available for direct investment.  Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

32 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

Fund Statistics
Share Price	$22.78
Net Asset Value	$22.78
Premium to NAV	—%
Net Assets ($000)	$796,102

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED MAY 31, 2015
			Since
	One	Three	Inception
	Year	Year	(06/07/10)
Guggenheim BulletShares 2017 Corporate Bond ETF
NAV	1.14%	3.30%	4.98%
Market	0.83%	3.25%	4.97%
NASDAQ BulletShares® USD
Corporate Bond 2017 Index	1.32%	3.59%	5.43%
Barclays U.S. Aggregate
Bond Index	3.03%	2.21%	3.81%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.19 per share for share price returns or initial net asset value (NAV) of $20.19 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments
Financial	46.4%
Consumer, Non-cyclical	13.4%
Communications	8.8%
Energy	8.5%
Consumer, Cyclical	7.9%
Industrial	5.7%
Technology	4.9%
Basic Materials	2.2%
Utilities	1.3%
Total Corporate Bonds	99.1%
Investments of Collateral for Securities Loaned	0.2%
Total Investments	99.3%
Other Assets & Liabilities, net	0.7%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
General Electric Co.	1.3%
AbbVie, Inc.	1.3%
Citigroup, Inc.	1.2%
Bank of America Corp.	1.1%
Wells Fargo & Co.	1.1%
Goldman Sachs Group, Inc.	1.0%
International Business Machines Corp.	0.9%
General Electric Capital Corp.	0.9%
Deutsche Bank AG	0.9%
Intel Corp.	0.9%
Top Ten Total	10.6%

“Ten Largest Holdings” exclude any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 33

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS.  The referenced indices are unmanaged and not available for direct investment.  Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

34 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

Fund Statistics
Share Price	$21.32
Net Asset Value	$21.27
Premium to NAV	0.24%
Net Assets ($000)	$558,209

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED MAY 31, 2015
			Since
	One	Three	Inception
	Year	Year	(03/28/12)
Guggenheim BulletShares 2018 Corporate Bond ETF
NAV	1.88%	3.86%	3.79%
Market	1.87%	3.78%	3.86%
NASDAQ BulletShares® USD
Corporate Bond 2018 Index	1.97%	4.22%	4.12%
Barclays U.S.
Aggregate Bond Index	3.03%	2.21%	2.70%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.98 per share for share price returns or initial net asset value (NAV) of $19.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments
Financial	43.2%
Consumer, Non-cyclical	14.0%
Communications	8.1%
Energy	7.8%
Consumer, Cyclical	7.1%
Technology	5.8%
Industrial	5.2%
Utilities	4.0%
Basic Materials	3.8%
Total Corporate Bonds	99.0%
Investments of Collateral for Securities Loaned	0.5%
Total Investments	99.5%
Other Assets & Liabilities, net	0.5%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Bank of America Corp.	1.8%
JPMorgan Chase & Co.	1.6%
General Electric Capital Corp.	1.3%
Goldman Sachs Group, Inc., 6.15%	1.3%
Morgan Stanley	1.3%
Apple, Inc.	1.2%
Goldman Sachs Group, Inc., 5.95%	1.0%
Bear Stearns Companies LLC	1.0%
American International Group, Inc.	1.0%
Citigroup, Inc.	1.0%
Top Ten Total	12.5%

“Ten Largest Holdings” exclude any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 35

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Aggregate Bond Index.  Results include the reinvestment of all dividends and capital gains.  Past performance is no guarantee of future results. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS.  The referenced indices are unmanaged and not available for direct investment.  Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

36 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

Fund Statistics
Share Price	$21.21
Net Asset Value	$21.18
Premium to NAV	0.14%
Net Assets ($000)	$343,078

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED MAY 31, 2015
			Since
	One	Three	Inception
	Year	Year	(03/28/12)
Guggenheim BulletShares 2019 Corporate Bond ETF
NAV	2.27%	3.74%	4.08%
Market	2.26%	4.00%	4.12%
NASDAQ BulletShares® USD
Corporate Bond 2019 Index	2.38%	4.18%	4.54%
Barclays U.S.
Aggregate Bond Index	3.03%	2.21%	2.70%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.97 per share for share price returns or initial net asset value (NAV) of $19.97 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments
Financial	40.2%
Consumer, Non-cyclical	15.5%
Energy	10.8%
Communications	9.8%
Industrial	6.3%
Technology	4.7%
Consumer, Cyclical	4.6%
Basic Materials	4.2%
Utilities	2.7%
Total Corporate Bonds	98.8%
Investments of Collateral for Securities Loaned	0.9%
Total Investments	99.7%
Other Assets & Liabilities, net	0.3%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Morgan Stanley	1.2%
Goldman Sachs Group, Inc.	1.1%
JPMorgan Chase & Co.	1.1%
Bank of America Corp.	1.1%
Bank of America Corp.	1.0%
Citigroup, Inc.	1.0%
Novartis Securities Investment Ltd.	1.0%
Pfizer, Inc.	1.0%
Credit Suisse	0.9%
Anheuser-Busch InBev Worldwide, Inc.	0.9%
Top Ten Total	10.3%

“Ten Largest Holdings” exclude any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 37

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Aggregate Bond Index.  Results include the reinvestment of all dividends and capital gains.  Past performance is no guarantee of future results. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS.  The referenced indices are unmanaged and not available for direct investment.  Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

38 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

Fund Statistics
Share Price	$21.44
Net Asset Value	$21.38
Premium to NAV	0.28%
Net Assets ($000)	$311,088

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED MAY 31, 2015
			Since
	One	Three	Inception
	Year	Year	(03/28/12)
Guggenheim BulletShares 2020 Corporate Bond ETF
NAV	3.28%	4.48%	4.86%
Market	3.57%	4.59%	4.94%
NASDAQ BulletShares® USD
Corporate Bond 2020 Index	3.40%	4.90%	5.18%
Barclays U.S. Aggregate
Bond Index	3.03%	2.21%	2.70%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.99 per share for share price returns or initial net asset value (NAV) of $19.99 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments
Financial	34.9%
Consumer, Non-cyclical	18.1%
Communications	12.6%
Energy	12.1%
Consumer, Cyclical	5.2%
Basic Materials	5.2%
Industrial	4.6%
Technology	3.7%
Utilities	2.3%
Total Corporate Bonds	98.7%
Investments of Collateral for Securities Loaned	0.8%
Total Investments	99.5%
Other Assets & Liabilities, net	0.5%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Bank of America Corp.	1.8%
Verizon Communications, Inc.	1.6%
HCA, Inc.	1.6%
Goldman Sachs Group, Inc.	1.5%
Morgan Stanley	1.3%
JPMorgan Chase & Co.	1.3%
Verizon Communications, Inc.	1.3%
Anheuser-Busch InBev Worldwide,Inc.	1.2%
JPMorgan Chase & Co.	1.2%
NBCUniversal Media LLC	1.2%
Top Ten Total	14.0%

“Ten Largest Holdings” exclude any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 39

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Aggregate Bond Index.  Results include the reinvestment of all dividends and capital gains.  Past performance is no guarantee of future results. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

40 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF

Fund Statistics
Share Price	$21.18
Net Asset Value	$21.11
Premium to NAV	0.33%
Net Assets ($000)	$164,676

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2015
		Since
	One	Inception
	Year	(7/17/13)
Guggenheim BulletShares 2021 Corporate Bond ETF
NAV	3.61%	5.89%
Market	3.89%	6.07%
NASDAQ BulletShares® USD Corporate
Bond 2021 Index	3.66%	5.88%
Barclays U.S. Aggregate Bond Index	3.03%	3.86%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.96 per share for share price returns or initial net asset value (NAV) of $19.96 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments
Financial	32.5%
Consumer, Non-cyclical	13.0%
Communications	12.7%
Energy	10.4%
Consumer, Cyclical	7.9%
Basic Materials	7.1%
Technology	6.8%
Industrial	6.4%
Utilities	1.9%
Total Corporate Bonds	98.7%
Investments of Collateral for Securities Loaned	0.4%
Total Investments	99.1%
Other Assets & Liabilities, net	0.9%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Goldman Sachs Group, Inc.	1.7%
HSBC Finance Corp.	1.7%
JPMorgan Chase & Co.	1.7%
General Electric Capital Corp.	1.5%
Wells Fargo & Co.	1.4%
Apple, Inc.	1.4%
Morgan Stanley	1.3%
BNP Paribas	1.2%
Morgan Stanley	1.2%
Ford Motor Credit Co., LLC	1.2%
Top Ten Total	14.3%

“Ten Largest Holdings” exclude any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 41

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Aggregate Bond Index.  Results include the reinvestment of all dividends and capital gains.  Past performance is no guarantee of future results. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS.  The referenced indices are unmanaged and not available for direct investment.  Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

42 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF

Fund Statistics
Share Price	$21.05
Net Asset Value	$21.03
Premium to NAV	0.10%
Net Assets ($000)	$211,352

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2015
		Since
	One	Inception
	Year	(07/17/13)
Guggenheim BulletShares 2022 Corporate Bond ETF
NAV	3.75%	5.82%
Market	3.69%	5.78%
NASDAQ BulletShares® USD Corporate
Bond 2022 Index	3.95%	6.02%
Barclays U.S. Aggregate Bond Index	3.03%	3.86%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.99 per share for share price returns or initial net asset value (NAV) of $19.96 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments
Financial	28.3%
Consumer, Non-cyclical	17.9%
Energy	13.8%
Industrial	11.4%
Communications	10.1%
Basic Materials	5.9%
Consumer, Cyclical	5.1%
Technology	4.6%
Utilities	1.9%
Total Corporate Bonds	99.0%
Investments of Collateral for Securities Loaned	0.3%
Total Investments	99.3%
Other Assets & Liabilities, net	0.7%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Goldman Sachs Group, Inc.	2.7%
Barclays Bank plc	1.7%
JPMorgan Chase & Co., 4.50%	1.6%
JPMorgan Chase & Co., 3.25%	1.4%
Anheuser-Busch InBev Worldwide, Inc.	1.3%
Oracle Corp.	1.3%
AbbVie, Inc.	1.3%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.2%
United Technologies Corp.	1.2%
General Electric Co.	1.2%
Top Ten Total	14.9%

“Ten Largest Holdings” exclude any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 43

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investments.  Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

44 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF

Fund Statistics
Share Price	$20.58
Net Asset Value	$20.56
Premium to NAV	0.10%
Net Assets ($000)	$18,501

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2015
Since
Inception
(09/17/14)
(non-annualized)
Guggenheim BulletShares 2023 Corporate Bond ETF
NAV	4.50%
Market	4.49%
NASDAQ BulletShares® USD Corporate Bond 2023 Index	4.65%
Barclays U.S. Aggregate Bond Index	3.15%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.00 per share for share price returns or initial net asset value (NAV) of $20.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments
Financial	27.6%
Consumer, Non-cyclical	17.7%
Communications	12.5%
Energy	12.0%
Consumer, Cyclical	8.3%
Technology	7.7%
Basic Materials	5.4%
Other	7.3%
Total Corporate Bonds	98.5%
Other Assets & Liabilities, net	1.5%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Verizon Communication, Inc.	6.0%
Citigroup, Inc.	2.3%
Morgan Stanley	2.2%
Apple Inc.	2.1%
Thermo Fisher Scientific, Inc.	1.7%
Bank of America Corp.	1.7%
Zoetis, Inc.	1.6%
Cooperatieve Centrale Raiffeisen-Boerenleenbank	1.4%
Capital One Bank USA North America	1.3%
Royal Bank of Scotland plc	1.2%
Top Ten Total	21.5%

“Ten Largest Holdings” exclude any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 45

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investments.  Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

46 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF

Fund Statistics
Share Price	$20.51
Net Asset Value	$20.52
Discount to NAV	-0.05%
Net Assets ($000)	$46,172

TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2015
Since
Inception
(09/17/14)
(non-annualized)
Guggenheim BulletShares 2024 Corporate Bond ETF
NAV	4.37%
Market	4.41%
NASDAQ BulletShares® USD
Corporate Bond 2024 Index	5.00%
Barclays U.S. Aggregate Bond Index	3.15%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.98 per share for share price returns or initial net asset value (NAV) of $19.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments
Financial	40.7%
Consumer, Non-cyclical	15.4%
Energy	14.6%
Communications	8.1%
Consumer, Cyclical	5.6%
Technology	4.3%
Basic Materials	4.2%
Industrial	4.0%
Utilities	1.5%
Total Corporate Bonds	98.4%
Investments of Collateral for Securities Loaned	1.1%
Total Investments	99.5%
Other Assets & Liabilities, net	0.5%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Barclays Bank plc	2.0%
Morgan Stanley	1.8%
BPCE S.A.	1.7%
Apple, Inc.	1.7%
Morgan Stanley	1.7%
Credit Suisse	1.7%
Bank of America Corp.	1.5%
Wells Fargo & Co.	1.5%
CNOOC Nexen Finance 2014 ULC	1.4%
Bank of America Corp.	1.3%
Top Ten Total	16.3%

“Ten Largest Holdings” exclude any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 47

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investments.  Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

48 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$26.15
Net Asset Value	$26.23
Discount to NAV	-0.30%
Net Assets ($000)	$758,008

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2015
			Since
	One	Three	Inception
	Year	Year	(01/25/11)
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
NAV	1.17%	5.73%	5.68%
Market	0.65%	5.52%	5.60%
NASDAQ
BulletShares®
USD High Yield
Corporate Bond
2015 Index	2.04%	6.30%	5.89%
Barclays U.S.
Corporate High
Yield Index	1.95%	8.10%	7.49%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.21 per share for share price returns or initial net asset value (NAV) of $25.21 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/ BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments
Corporate Bonds:
Consumer, Non-cyclical	20.5%
Consumer, Cyclical	11.0%
Industrial	10.5%
Communications	8.2%
Technology	5.5%
Financial	5.5%
Basic Materials	2.6%
Utilities	2.3%
Energy	1.0%
Total Corporate Bonds	67.1%
U.S. Treasury Securities	25.6%
Investments of Collateral for Securities Loaned	0.7%
Total Investments	93.4%
Other Assets & Liabilities, net	6.6%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Kinetic Concepts Inc / KCI USA, Inc.	3.8%
CHS/Community Health Systems, Inc.	3.2%
Intelsat Jackson Holdings S.A.	3.0%
HCA Holdings, Inc.	2.4%
First Data Corp.	2.4%
Univision Communications, Inc.	2.3%
Ally Financial, Inc.	2.2%
Novelis, Inc.	2.0%
Goodyear Tire & Rubber Co/The	1.7%
NRG Energy Inc	1.7%
Top Ten Total	24.7%

“Ten Largest Holdings” exclude any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 49

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

50 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$26.44
Net Asset Value	$26.41
Premium to NAV	0.11%
Net Assets ($000)	$792,386

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2015
			Since
	One	Three	Inception
	Year	Year	(04/25/12)
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
NAV	0.60%	6.42%	5.99%
Market	0.46%	6.35%	6.02%
NASDAQ BulletShares®
USD High Yield
Corporate Bond 2016 Index	-0.01%	6.59%	6.23%
Barclays U.S. Corporate High
Yield Index	1.95%	8.10%	7.63%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.99 per share for share price returns or initial net asset value (NAV) of $24.99 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Barclays U.S. Corporate High Yield Index measures the market for USD-denominated non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/ BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments
Consumer, Cyclical	21.1%
Communications	17.6%
Industrial	15.4%
Financial	13.5%
Technology	7.6%
Energy	6.8%
Consumer, Non-cyclical	6.7%
Basic Materials	5.7%
Utilities	3.1%
Total Corporate Bonds	97.5%
Investments of Collateral for Securities Loaned	2.0%
Total Investments	99.5%
Other Assets & Liabilities, net	0.5%
Net Assets	100.0%

Ten Largest Holdings
(% of Net Assets)
FCA US LLC / CG Co-Issuer, Inc.	5.4%
Sprint Communications, Inc.	4.6%
First Data Corp.	3.9%
Sabine Pass LNG, LP	3.4%
DISH DBS Corp.	3.3%
Ally Financial, Inc.	3.1%
Navient Corp.	3.0%
NRG Energy, Inc.	2.8%
HD Supply, Inc.	2.5%
International Lease Finance Corp.	2.3%
Top Ten Total	34.3%

“Ten Largest Holdings” exclude any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 51

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

52 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$26.59
Net Asset Value	$26.55
Premium to NAV	0.15%
Net Assets ($000)	$523,074

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2015
			Since
	One	Three	Inception
	Year	Year	(04/25/12)
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
NAV	0.78%	6.65%	6.38%
Market	0.68%	6.53%	6.43%
NASDAQ BulletShares®
USD High Yield
Corporate Bond 2017 Index	1.03%	8.11%	7.61%
Barclays U.S. Corporate
High Yield Index	1.95%	8.10%	7.63%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.94 per share for share price returns or initial net asset value (NAV) of $24.94 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments
Financial	26.1%
Communications	18.2%
Industrial	12.8%
Consumer, Cyclical	11.9%
Consumer, Non-cyclical	10.4%
Energy	7.5%
Basic Materials	7.4%
Utilities	2.4%
Technology	1.0%
Total Corporate Bonds	97.7%
Investments of Collateral for Securities Loaned	3.3%
Total Investments	101.0%
Other Assets & Liabilities, net	-1.0%
Net Assets	100.0%

Ten Largest Holdings
(% of Net Assets)
Springleaf Finance Corp.	3.0%
CIT Group, Inc., 4.25%	2.8%
Case New Holland Industrial, Inc.	2.7%
International Lease Finance Corp.	2.6%
United Rentals North American, Inc.	2.3%
ArcelorMittal	2.1%
Sprint Communications, Inc.	2.1%
ARC Properties Operating Partnership LP	2.0%
Windstream Services LLC	1.8%
CIT Group, Inc., 5.00%	1.7%
Top Ten Total	23.1%

“Ten Largest Holdings” exclude any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 53

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

54 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$26.16
Net Asset Value	$26.11
Premium to NAV	0.19%
Net Assets ($000)	$402,044

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2015
			Since
	One	Three	Inception
	Year	Year	(04/25/12)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
NAV	0.51%	7.09%	6.37%
Market	0.39%	6.98%	6.43%
NASDAQ BulletShares®
USD High Yield Corporate
Bond 2018 Index	1.29%	8.27%	7.61%
Barclays U.S. Corporate
High Yield Index	1.95%	8.10%	7.63%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.97 per share for share price returns or initial net asset value (NAV) of $24.97 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments
Consumer, Non-cyclical	17.0%
Financial	15.5%
Consumer, Cyclical	14.5%
Industrial	12.5%
Communications	12.4%
Basic Materials	11.0%
Energy	8.7%
Utilities	3.0%
Technology	2.5%
Total Corporate Bonds	97.1%
Common Stock	0.0%*
Preferred Stock	0.0%*
Investments of Collateral for Securities Loaned	3.9%
Total Investments	101.0%
Other Assets & Liabilities, net	-1.0%
Net Assets	100.0%

*Less than 0.1%.

Ten Largest Holdings
(% of Total Net Assets)
Sprint Communications, Inc.	3.9%
Navient Corp.	3.2%
ArcelorMittal	2.0%
CHS/Community Health Systems, Inc.	2.0%
CIT Group, Inc.	1.8%
Valeant Pharmaceuticals International, Inc.	1.8%
Algeco Scotsman Global Finance plc	1.6%
DISH DBS Corp.	1.6%
NRG Energy, Inc.	1.5%
Tenet Healthcare Corp.	1.4%
Top Ten Total	20.8%

“Ten Largest Holdings” exclude any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 55

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/ BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

56 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.43
Net Asset Value	$25.38
Premium to NAV	0.20%
Net Assets ($000)	$147,190

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2015
		Since
	One	Inception
	Year	(09/24/13)
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
NAV	0.55%	4.91%
Market	0.52%	5.02%
NASDAQ BulletShares® USD
High Yield Corporate
Bond 2019 Index	-1.47%	3.16%
Barclays U.S. Corporate
High Yield Index	1.95%	5.85%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.03 per share for share price returns or initial net asset value (NAV) of $25.03 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments
Communications	17.6%
Financial	14.3%
Consumer, Cyclical	14.1%
Industrial	13.0%
Energy	11.9%
Consumer, Non-cyclical	11.0%
Basic Materials	6.8%
Technology	3.9%
Utilities	3.1%
Diversified	0.7%
Total Corporate Bonds	96.4%
Investments of Collateral for Securities Loaned	3.2%
Total Investments	99.6%
Other Assets & Liabilities, net	0.4%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Numericable-SFR SAS	2.1%
Linn Energy LLC / Linn Energy Finance Corp.	1.7%
ArcelorMittal	1.5%
Sprint Capital Corp.	1.5%
Intelsat Jackson Holdings S.A.	1.5%
CIT Group, Inc.	1.4%
DISH DBS Corp.	1.3%
Avaya, Inc.	1.3%
WideOpenWest Finance LLC / WideOpenWest Capital Corp.	1.2%
Dynegy, Inc.	1.2%
Top Ten Total	14.7%

“Ten Largest Holdings” exclude any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 57

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

58 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.75
Net Asset Value	$25.67
Premium to NAV	0.31%
Net Assets ($000)	$69,314

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2015
		Since
	One	Inception
	Year	(09/24/13)
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
NAV	1.82%	5.86%
Market	1.90%	6.05%
NASDAQ BulletShares® USD
High Yield Corporate Bond
2020 Index	0.49%	4.92%
Barclays U.S. Corporate High
Yield Index	1.95%	5.85%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.03 per share for share price returns or initial net asset value (NAV) of $25.03 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments
Energy	19.5%
Communications	18.0%
Consumer, Non-cyclical	16.6%
Consumer, Cyclical	14.7%
Industrial	8.4%
Financial	8.1%
Basic Materials	8.1%
Technology	2.9%
Utilities	0.6%
Total Corporate Bonds	96.9%
Investments of Collateral for Securities Loaned	3.0%
Total Investments	99.9%
Other Assets & Liabilities, net	0.1%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Reynolds Group Issuer, Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer	2.1%
EP Energy LLC / Everest Acquisition Finance, Inc.	1.8%
SoftBank Corp.	1.6%
HJ Heinz Co.	1.6%
Valeant Pharmaceuticals International, Inc.	1.5%
Tenet Healthcare Corp.	1.4%
Ally Financial, Inc.	1.4%
DISH DBS Corp.	1.3%
Linn Energy LLC / Linn Energy Finance Corp.	1.3%
First Data Corp.	1.3%
Top Ten Total	15.3%

“Ten Largest Holdings” exclude any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 59

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

60 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.15
Net Asset Value	$25.09
Premium to NAV	0.24%
Net Assets ($000)	$20,073

TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2015
Since
Inception
(09/17/14)
(non-annualized)
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
NAV	3.15%
Market	2.89%
NASDAQ BulletShares® USD
High Yield Corporate Bond 2021 Index	1.00%
Barclays U.S. Corporate High Yield Index	2.01%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.00 per share for share price returns or initial net asset value (NAV) of $25.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments
Communications	17.6%
Energy	17.4%
Consumer, Cyclical	16.0%
Consumer, Non-cyclical	14.3%
Industrial	9.1%
Financial	7.6%
Basic Materials	5.2%
Technology	5.2%
Utilities	2.1%
Diversified	2.0%
Total Corporate Bonds	96.5%
Investments of Collateral for Securities Loaned	1.0%
Total Investments	97.5%
Other Assets & Liabilities, net	2.5%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
DISH DBS Corp.	2.1%
Audatex North America, Inc.	2.1%
Sabine Pass Liquefaction LLC	2.1%
Sprint Corp.	2.0%
SM Energy Co.	1.5%
Pinnacle Entertainment Inc.	1.3%
OneMain Financial Holdings, Inc.	1.3%
KeHE Distributors LLC / KeHE Finance Corp.	1.3%
Concho Resources, Inc.	1.3%
L Brands, Inc.	1.1%
Top Ten Total	16.1%

“Ten Largest Holdings” exclude any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 61

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated non-investment grade, fixed-rate, taxable corporate bonds. The referenced indices are unmanaged and not available for direct investments. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

62 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.17
Net Asset Value	$25.22
Discount to NAV	-0.20%
Net Assets ($000)	$15,130

TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2015
Since
Inception
(09/17/14)
(non-annualized)
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
NAV	3.77%
Market	3.15%
NASDAQ BulletShares® USD
High Yield Corporate Bond 2022 Index	2.69%
Barclays U.S. Corporate High Yield Index	2.01%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.04 per share for share price returns or initial net asset value (NAV) of $25.04 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments
Communications	22.2%
Consumer, Non-cyclical	20.0%
Energy	17.2%
Consumer, Cyclical	14.2%
Industrial	8.4%
Basic Materials	5.6%
Financial	4.4%
Other	5.5%
Total Corporate Bonds	97.5%
Other Assets & Liabilities, net	2.5%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Numbericable-SFR SAS	2.7%
Tenet Healthcare Corp.	2.5%
T-Mobile USA, Inc	2.1%
Altice S.A.	2.0%
MPH Acquisition Holdings LLC	1.9%
Sonic Automotive, Inc.	1.8%
KLX, Inc.	1.7%
Penske Automotive Group, Inc.	1.7%
International Lease Finance Corp.	1.7%
HCA, Inc.	1.5%
Top Ten Total	19.6%

“Ten Largest Holdings” exclude any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 63

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

64 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

GSY Guggenheim Enhanced Short Duration ETF

Fund Statistics
Share Price	$50.11
Net Asset Value	$50.10
Premium to NAV	0.02%
Net Assets ($000)	$440,913

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2015
				Since
	One	Three	Five	Inception
	Year	Year	Year	(02/12/08)
Guggenheim Enhanced Short Duration ETF
NAV	1.01%	1.29%	0.90%	0.84%
Market	1.09%	1.27%	0.91%	0.84%
Barclays 1-3
Month U.S.
Treasury Bill
Index	0.02%	0.04%	0.06%	0.26%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $50.00 per share for share price returns or initial net asset value (NAV) of $50.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.32%. In the Financial Highlights section of the Annual Report, the Fund’s annualized net operating expense ratio was 0.25%, while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was also 0.25%. There is a contractual fee waiver currently in place for this Fund through December 31, 2017 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.27% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.27%. Without this expense cap, actual returns would be lower.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments
Commercial Paper	27.8%
Repurchase Agreements	19.5%
Corporate Bonds	17.5%
Asset Backed Securities	17.2%
U.S. Government Securities	5.9%
Senior Floating Rate Interests	4.2%
Federal Agency Discount Notes	3.6%
Mortgage Backed Securities	2.5%
Municipal Bonds	2.0%
Investments of Collateral for Securities Loaned	0.1%
Total Investments	100.3%
Other Assets & Liabilities, net	-0.3%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Credit Suisse USA, Inc.	1.3%
Icahn Enterprises Limited Partnership /
Icahn Enterprises Finance Corp.	1.2%
Willis Group Holdings plc	1.2%
Endurance Specialty Holdings Ltd.	1.1%
Ford Motor Credit Company LLC	1.1%
University of California Revenue Bonds	1.1%
Bumble Bee Holdings, Inc.	1.1%
Glencore Funding LLC	1.0%
Citigroup, Inc.	0.9%
Pennsylvania Turnpike Commission Revenue Bonds	0.9%
Top Ten Total	10.9%

“Ten Largest Holdings” exclude any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 65

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

GSY Guggenheim Enhanced Short Duration ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays 1-3 Month U.S. Treasury Bill Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Barclays 1-3 Month U.S. Treasury Bills Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. It is not possible to invest directly in the Barclays 1-3 Month U.S. Treasury Bill Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and fund shares, when redeemed, may be worth more or less than their original investment.

66 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

Fund Statistics
Share Price	$11.76
Net Asset Value	$11.77
Discount to NAV	-0.08%
Net Assets ($000)	$76,292

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2015
				Since
	One	Three	Five	Inception
	Year	Year	Year	(06/25/07)
Guggenheim S&P Global Dividend Opportunities Index ETF
NAV	-11.23%	5.87%	4.00%	-3.37%
Market	-11.73%	5.86%	4.05%	-3.38%
Benchmarks By Design
High Income Index/
S&P Global Dividend
Opportunities
Index	-11.33%	5.76%	3.90%	-2.89%1
MSCI World
Index	5.70%	17.09%	12.84%	3.55%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.98 per share for share price returns or initial net asset value (NAV) of $24.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.17%. In the Financial Highlights section of this Semi-Annual Report, the Fund’s annualized net operating expense ratio was determined to be 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was determined to be 0.74%. There is a contractual fee waiver currently in place for this Fund through December 31, 2017 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments
Energy	24.7%
Financial	24.0%
Communications	14.8%
Utilities	12.5%
Consumer, Non-cyclical	10.4%
Basic Materials	5.1%
Consumer, Cyclical	4.1%
Industrial	2.1%
Technology	1.5%
Total Long-Term Investments	99.2%
Investments of Collateral for Securities Loaned	28.5%
Total Investments	127.7%
Other Assets & Liabilities, net	-27.7%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Canadian Oil Sands Ltd.	4.1%
Baytex Energy Corp.	3.3%
CVR Energy, Inc.	3.2%
Berkeley Group Holdings plc	2.9%
Aker Solutions ASA	2.8%
Telefonica Deutschland Holding AG	2.5%
TDC A/S	2.3%
Vodafone Group plc	2.2%
RR Donnelley & Sons Co.	2.2%
Metcash Ltd.	2.2%
Top Ten Total	27.7%

“Ten Largest Holdings” exclude any temporary cash investments.

1 The benchmark return reflects the blended return of the Benchmarks By Design High Income Index from 6/25/07-9/28/08 and the return of the S&P Global Dividend Opportunities Index, net of foreign withholding taxes, from 9/30/08-5/31/15.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 67

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2015

LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the MSCI World Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The MSCI World Index is measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. It is not possible to invest directly in the MSCI World Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

68 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)	May 31, 2015

All funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur advisory fees and other Fund expenses which are deducted from a Fund’s gross income and reduce the investment return of the Fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning November 30, 2014 and ending May 31, 2015.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

	Expense Ratio1	Fund Return	Beginning account value November 30, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period2
Table 1. Based on actual Fund return3
Guggenheim BulletShares 2015 Corporate Bond ETF	0.24%	0.17%	$1,000.00	$1,001.75	$1.20
Guggenheim BulletShares 2016 Corporate Bond ETF	0.24%	0.36%	1,000.00	1,003.60	1.20
Guggenheim BulletShares 2017 Corporate Bond ETF	0.24%	0.76%	1,000.00	1,007.56	1.20
Guggenheim BulletShares 2018 Corporate Bond ETF	0.24%	1.27%	1,000.00	1,012.71	1.20
Guggenheim BulletShares 2019 Corporate Bond ETF	0.24%	1.45%	1,000.00	1,014.54	1.21
Guggenheim BulletShares 2020 Corporate Bond ETF	0.24%	2.13%	1,000.00	1,021.28	1.21
Guggenheim BulletShares 2021 Corporate Bond ETF	0.24%	2.22%	1,000.00	1,022.23	1.21
Guggenheim BulletShares 2022 Corporate Bond ETF	0.24%	2.16%	1,000.00	1,021.60	1.21
Guggenheim BulletShares 2023 Corporate Bond ETF	0.24%	1.85%	1,000.00	1,018.54	1.21
Guggenheim BulletShares 2024 Corporate Bond ETF	0.24%	1.73%	1,000.00	1,017.26	1.21
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.42%	0.90%	1,000.00	1,009.02	2.10
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.42%	1.42%	1,000.00	1,014.17	2.11
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.42%	2.01%	1,000.00	1,020.05	2.12
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.43%	1.59%	1,000.00	1,015.94	2.16
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.42%	1.92%	1,000.00	1,019.16	2.11
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.42%	2.48%	1,000.00	1,024.80	2.12
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	0.43%	2.77%	1,000.00	1,027,74	2.17
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	0.42%	3.45%	1,000.00	1,034.52	2.13
Guggenheim Enhanced Short Duration ETF	0.27%	0.74%	1,000.00	1,007.36	1.35
Guggenheim S&P Global Dividend Opportunities Index ETF	0.65%	(3.48)%	1,000.00	965.18	3.18

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 69

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) continued	May 31, 2015

	Expense Ratio1	Fund Return	Beginning account value November 30, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period2
Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim BulletShares 2015 Corporate Bond ETF	0.24%	5.00%	$1,000.00	$1,023.73	$1.21
Guggenheim BulletShares 2016 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.73	1.21
Guggenheim BulletShares 2017 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.73	1.21
Guggenheim BulletShares 2018 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.73	1.21
Guggenheim BulletShares 2019 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.73	1.21
Guggenheim BulletShares 2020 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.73	1.21
Guggenheim BulletShares 2021 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.73	1.21
Guggenheim BulletShares 2022 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.73	1.21
Guggenheim BulletShares 2023 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2024 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.42%	5.00%	1,000.00	1,022.84	2.12
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.42%	5.00%	1,000.00	1,022.84	2.12
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.42%	5.00%	1,000.00	1,022.84	2.12
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.79	2.17
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.42%	5.00%	1,000.00	1,022.84	2.12
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.42%	5.00%	1,000.00	1,022.84	2.12
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.79	2.17
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	0.42%	5.00%	1,000.00	1,022.84	2.12
Guggenheim Enhanced Short Duration ETF	0.27%	5.00%	1,000.00	1,023.59	1.36
Guggenheim S&P Global Dividend Opportunities Index ETF	0.65%	5.00%	1,000.00	1,021.69	3.28

1	Annualized and excludes expenses of the underlying funds in which the funds invest, if any.
2	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
3	Actual cumulative return at net asset value for the period November 30, 2014 to May 31, 2015.

70 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS	May 31, 2015

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 96.9%
Financial - 52.4%
Bank of America Corp.
1.50% due 10/09/15	$5,782,000	$5,798,028
3.70% due 09/01/15	4,635,000	4,669,494
4.75% due 08/01/15	4,340,000	4,368,496
5.30% due 09/30/15	2,831,000	2,871,393
5.25% due 12/01/15	2,456,000	2,513,154
General Electric Capital Corp.
2.25% due 11/09/15	4,953,000	4,993,857
1.63% due 07/02/15	3,965,000	3,969,425
3.50% due 06/29/15	2,890,000	2,897,098
1.00% due 12/11/15	2,849,000	2,857,655
4.38% due 09/21/15	1,496,000	1,514,199
2.38% due 06/30/15	1,274,000	1,276,110
Goldman Sachs Group, Inc.
1.60% due 11/23/15	8,390,000	8,426,621
3.70% due 08/01/15	8,239,000	8,279,042
JPMorgan Chase & Co.
1.10% due 10/15/15	5,169,000	5,174,510
3.40% due 06/24/15	5,014,000	5,022,318
5.15% due 10/01/15	4,932,000	5,006,735
Morgan Stanley
3.45% due 11/02/15	4,198,000	4,245,824
4.00% due 07/24/15	4,102,000	4,122,231
5.38% due 10/15/15	4,000,000	4,069,296
American Express Credit Corp.
2.75% due 09/15/15	7,578,000	7,625,082
1.75% due 06/12/15	4,240,000	4,241,501
Royal Bank of Scotland Group plc
2.55% due 09/18/15	6,997,000	7,030,047
3.95% due 09/21/15	4,237,000	4,277,692
Canadian Imperial Bank of Commerce
2.35% due 12/11/151	5,444,000	5,497,003
0.90% due 10/01/15	3,691,000	3,697,024
Bank of Nova Scotia
2.05% due 10/07/151	4,823,000	4,851,827
0.75% due 10/09/15	4,166,000	4,170,991
Royal Bank of Canada
2.63% due 12/15/15	3,726,000	3,771,092
0.80% due 10/30/15	2,911,000	2,916,001
0.63% due 12/04/15	2,118,000	2,119,819
BBVA US Senior SAU
4.66% due 10/09/15	7,500,000	7,597,155
Credit Suisse USA, Inc.
5.13% due 08/15/15	5,891,000	5,945,580
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.13% due 10/13/15	5,454,000	5,479,699
MetLife, Inc.
5.00% due 06/15/15	3,731,000	3,736,843
4.37% due 09/15/23	1,320,000	1,442,735
Citigroup, Inc.
4.59% due 12/15/15	2,510,000	2,561,309
2.25% due 08/07/15	2,214,000	2,220,321
HSBC Finance Corp.
5.00% due 06/30/15	4,494,000	4,511,329
Bear Stearns Companies LLC
5.30% due 10/30/15	4,253,000	4,335,121
American International Group, Inc.
5.05% due 10/01/15	4,115,000	4,175,094
Wells Fargo & Co.
1.50% due 07/01/15	4,018,000	4,021,800
Eksportfinans ASA
2.00% due 09/15/15	3,991,000	3,998,822
BB&T Corp.
5.20% due 12/23/15	3,864,000	3,956,257
Bank of Montreal
0.80% due 11/06/15	3,601,000	3,607,403
PNC Funding Corp.
5.25% due 11/15/15	2,745,000	2,799,782
4.25% due 09/21/15	683,000	690,209
Prudential Financial, Inc.
4.75% due 09/17/15	3,383,000	3,423,481
KeyCorp
3.75% due 08/13/151	3,302,000	3,321,954
Host Hotels & Resorts, LP
6.00% due 11/01/20	2,132,000	2,240,732
5.88% due 06/15/19	710,000	731,891
Capital One Financial Corp.
1.00% due 11/06/15	2,946,000	2,950,366
US Bancorp
2.45% due 07/27/15	2,846,000	2,855,113
Wells Fargo Bank North America
0.75% due 07/20/15	2,489,000	2,490,658
5.00% due 08/15/15	200,000	201,936
Manulife Financial Corp.
3.40% due 09/17/15	2,554,000	2,575,300
American Express Centurion Bank
0.88% due 11/13/15	2,550,000	2,553,590
BlackRock, Inc.
1.38% due 06/01/15	2,120,000	2,120,000
Aon Corp.
3.50% due 09/30/15	2,030,000	2,048,968
National Bank of Canada
1.50% due 06/26/15	2,000,000	2,001,648
Bank of New York Mellon Corp.
2.95% due 06/18/151	1,173,000	1,174,246
0.70% due 10/23/15	812,000	812,974
First Horizon National Corp.
5.38% due 12/15/15	1,698,000	1,734,541
Regions Financial Corp.
5.75% due 06/15/15	1,731,000	1,733,936
Omega Healthcare Investors, Inc.
6.75% due 10/15/22	1,648,000	1,732,460
Santander Holdings USA, Inc.
3.00% due 09/24/15	1,719,000	1,727,181
Aegon N.V.
4.63% due 12/01/15	1,607,000	1,638,938

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 96.9% (continued)
Financial - 52.4% (continued)
Dresdner Bank AG
7.25% due 09/15/15	$1,600,000	$1,623,877
Sumitomo Mitsui Banking Corp.
1.35% due 07/18/15	1,600,000	1,601,789
Berkshire Hathaway Finance Corp.
2.45% due 12/15/15	1,466,000	1,482,446
Jefferies Group LLC
3.88% due 11/09/15	1,427,000	1,440,210
ACE INA Holdings, Inc.
2.60% due 11/23/15	1,364,000	1,376,155
Ameriprise Financial, Inc.
5.65% due 11/15/15	894,000	914,188
Transatlantic Holdings, Inc.
5.75% due 12/14/15	850,000	869,712
Metropolitan Life Global Funding I
2.50% due 09/29/15	300,000	302,099
Total Financial		243,033,413

Consumer, Non-cyclical - 12.3%
AbbVie, Inc.
1.20% due 11/06/15	12,144,000	12,168,847
Procter & Gamble Co.
3.15% due 09/01/15	2,004,000	2,016,826
4.85% due 12/15/15	1,787,000	1,829,173
1.80% due 11/15/15	1,552,000	1,561,905
Altria Group, Inc.
4.13% due 09/11/15	4,298,000	4,340,666
Genentech, Inc.
4.75% due 07/15/15	4,291,000	4,313,450
Anheuser-Busch InBev Worldwide, Inc.
0.80% due 07/15/15	4,185,000	4,187,427
Coca-Cola Co.
1.50% due 11/15/15	3,164,000	3,180,763
PepsiCo, Inc.
0.70% due 08/13/15	3,048,000	3,049,338
Kraft Foods Group, Inc.
1.63% due 06/04/15	2,994,000	2,994,102
Anthem, Inc.
1.25% due 09/10/15	2,902,000	2,907,029
UnitedHealth Group, Inc.
0.85% due 10/15/15	2,730,000	2,734,674
Medtronic, Inc.
4.75% due 09/15/15	2,572,000	2,605,050
Medco Health Solutions, Inc.
2.75% due 09/15/15	2,252,000	2,265,359
Diageo Finance BV
5.30% due 10/28/15	2,120,000	2,162,190
Kroger Co.
3.90% due 10/01/15	980,000	990,470
McKesson Corp.
0.95% due 12/04/15	980,000	981,264
Celgene Corp.
2.45% due 10/15/15	914,000	919,732
Genzyme Corp.
3.63% due 06/15/15	796,000	796,864
Wm Wrigley Jr Co.
4.65% due 07/15/15	703,000	706,453
Total Consumer, Non-cyclical		56,711,582

Energy - 8.8%
Shell International Finance BV
3.10% due 06/28/15	4,719,000	4,728,509
0.63% due 12/04/151	3,702,000	3,704,610
3.25% due 09/22/15	2,131,000	2,149,621
BP Capital Markets plc
3.13% due 10/01/15	6,874,000	6,935,130
0.70% due 11/06/15	3,364,000	3,366,563
Total Capital S.A.
3.13% due 10/02/15	3,590,000	3,623,365
3.00% due 06/24/15	1,688,000	1,690,731
Marathon Oil Corp.
0.90% due 11/01/15	4,232,000	4,231,061
Enterprise Products Operating LLC
1.25% due 08/13/15	2,901,000	2,905,421
Transocean, Inc.
4.95% due 11/15/15	2,841,000	2,887,166
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.50% due 11/15/20	2,271,000	2,412,938
TransCanada PipeLines Ltd.
3.40% due 06/01/15	1,547,000	1,547,000
EOG Resources, Inc.
2.95% due 06/01/15	610,000	610,000
Total Energy		40,792,115

Communications - 7.6%
AT&T, Inc.
2.50% due 08/15/15	6,149,000	6,167,287
0.80% due 12/01/15	3,636,000	3,638,909
Time Warner, Inc.
3.15% due 07/15/15	4,108,000	4,120,119
Amazon.com, Inc.
0.65% due 11/27/15	3,425,000	3,428,511
Orange S.A.
2.13% due 09/16/15	3,394,000	3,406,850
Verizon Communications, Inc.
0.70% due 11/02/15	2,404,000	2,404,142
Telecom Italia Capital S.A.
5.25% due 10/01/15	2,326,000	2,355,075
British Telecommunications plc
2.00% due 06/22/15	2,300,000	2,301,969
Comcast Corp.
5.85% due 11/15/15	1,889,000	1,934,318
Walt Disney Co.
0.45% due 12/01/15	1,594,000	1,594,725

See notes to financial statements.
72 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 96.9% (continued)
Communications - 7.6% (continued)
Cox Communications, Inc.
5.50% due 10/01/15	$1,561,000	$1,585,747
TCI Communications, Inc.
8.75% due 08/01/15	1,219,000	1,235,331
eBay, Inc.
1.63% due 10/15/15	850,000	853,018
Total Communications		35,026,001

Consumer, Cyclical - 5.1%
Toyota Motor Credit Corp.
3.20% due 06/17/15	4,229,000	4,234,126
0.88% due 07/17/15	2,618,000	2,619,880
Wal-Mart Stores, Inc.
2.25% due 07/08/15	2,319,000	2,323,963
1.50% due 10/25/15	1,852,000	1,860,658
4.50% due 07/01/15	1,552,000	1,557,764
Costco Wholesale Corp.
0.65% due 12/07/15	4,259,000	4,261,585
Ford Motor Credit Company LLC
5.63% due 09/15/15	3,250,000	3,294,853
American Honda Finance Corp.
1.00% due 08/11/15	2,000,000	2,002,084
Lowe’s Companies, Inc.
5.00% due 10/15/15	1,315,000	1,336,855
Total Consumer, Cyclical		23,491,768

Industrial - 4.4%
General Electric Co.
0.85% due 10/09/15	7,026,000	7,038,085
Eaton Corp.
0.95% due 11/02/15	3,018,000	3,022,557
Caterpillar Financial Services Corp.
0.70% due 11/06/15	2,826,000	2,828,583
John Deere Capital Corp.
0.70% due 09/04/15	1,410,000	1,411,724
0.95% due 06/29/15	1,185,000	1,185,544
Caterpillar, Inc.
0.95% due 06/26/15	2,103,000	2,103,965
Masco Corp.
4.80% due 06/15/15	1,551,000	1,553,100
Precision Castparts Corp.
0.70% due 12/20/15	1,078,000	1,078,065
Tyco International Finance S.A.
3.38% due 10/15/15	8,000	8,075
Total Industrial		20,229,698

Technology - 3.0%
Hewlett-Packard Co.
2.13% due 09/13/15	4,684,000	4,700,066
2.20% due 12/01/15	3,402,000	3,427,035
Microsoft Corp.
1.63% due 09/25/15	3,664,000	3,680,199
Texas Instruments, Inc.
0.45% due 08/03/15	2,030,000	2,030,743
Total Technology		13,838,043

Utilities - 1.9%
Southern Power Co.
4.88% due 07/15/15	2,772,000	2,786,026
NextEra Energy Capital Holdings, Inc.
1.20% due 06/01/15	1,863,000	1,863,000
7.88% due 12/15/15	698,000	722,506
Exelon Corp.
4.90% due 06/15/15	1,829,000	1,831,623
Duke Energy Carolinas LLC
5.30% due 10/01/15	1,034,000	1,050,919
Entergy Corp.
3.63% due 09/15/15	756,000	761,275
Total Utilities		9,015,349

Basic Materials - 1.4%
Ecolab, Inc.
1.00% due 08/09/15	2,490,000	2,492,082
Rio Tinto Finance USA Ltd.
1.88% due 11/02/15	1,766,000	1,774,782
Rio Tinto Alcan, Inc.
5.00% due 06/01/15	1,055,000	1,055,000
Potash Corporation of Saskatchewan, Inc.
3.75% due 09/30/15	816,000	824,086
Plum Creek Timberlands, LP
5.88% due 11/15/15	122,000	124,687
Total Basic Materials		6,270,637
Total Corporate Bonds
(Cost $448,089,096)		448,408,606

	Shares	Value

SECURITIES LENDING COLLATERAL†,2 - 1.6%
BNY Mellon Separately Managed Cash Collateral Account,
0.1070%	7,360,650	$7,360,650
Total Securities Lending Collateral
(Cost $7,360,650)		7,360,650
Total Investments - 98.5%
(Cost $455,449,746)		$455,769,256
Other Assets & Liabilities, net - 1.5%		6,878,887
Total Net Assets - 100.0%		$462,648,143

†	Value determined based on Level 1 inputs —See Note 4.
††	Value determined based on Level 2 inputs —See Note 4.
1	All or portion of this security is on loan at May 31, 2015 - See Note 2.
2	Securities lending collateral - See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2015.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCF   Guggenheim BulletShares 2015 Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	74.8%
Canada	8.6%
United Kingdom	5.3%
Netherlands	4.4%
France	1.9%
Spain	1.7%
Norway	0.9%
Other	2.4%
Total Corporate Bonds	100.0%

See notes to financial statements.
74 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1%
Financial - 47.1%
Bank of America Corp.
6.50% due 08/01/16	$6,970,000	$7,388,841
3.75% due 07/12/16	4,720,000	4,856,677
6.05% due 05/16/16	3,908,000	4,078,561
3.63% due 03/17/16	3,010,000	3,073,755
5.63% due 10/14/16	2,750,000	2,907,790
1.25% due 01/11/16	1,898,000	1,902,753
5.75% due 08/15/16	1,579,000	1,658,607
1.35% due 11/21/161	950,000	952,297
JPMorgan Chase & Co.
3.15% due 07/05/16	8,650,000	8,852,461
3.45% due 03/01/16	5,815,000	5,930,422
2.60% due 01/15/16	4,724,000	4,777,958
1.13% due 02/26/16	2,370,000	2,378,212
General Electric Capital Corp.
1.00% due 01/08/16	4,656,000	4,672,902
2.95% due 05/09/16	3,650,000	3,731,621
5.38% due 10/20/16	3,296,000	3,496,321
3.35% due 10/17/16	3,328,000	3,446,673
1.50% due 07/12/16	2,846,000	2,872,883
5.00% due 01/08/16	2,052,000	2,107,962
Goldman Sachs Group, Inc.
3.63% due 02/07/16	8,674,000	8,837,878
5.35% due 01/15/16	6,798,000	6,985,061
5.75% due 10/01/16	3,990,000	4,234,747
Citigroup, Inc.
3.95% due 06/15/16	3,606,000	3,715,438
1.25% due 01/15/16	3,356,000	3,367,105
1.70% due 07/25/16	2,846,000	2,864,604
5.30% due 01/07/16	2,752,000	2,826,293
5.85% due 08/02/16	2,300,000	2,420,913
1.30% due 11/15/16	2,370,000	2,375,669
1.30% due 04/01/16	1,420,000	1,425,248
Wells Fargo & Co.
3.68% due 06/15/16	6,266,000	6,458,453
1.25% due 07/20/16	3,796,000	3,810,341
2.63% due 12/15/16	3,270,000	3,350,491
5.13% due 09/15/16	2,584,000	2,722,164
Royal Bank of Canada
2.30% due 07/20/16	3,790,000	3,859,747
1.13% due 07/22/16	2,846,000	2,858,511
2.88% due 04/19/16	2,276,000	2,324,274
1.45% due 09/09/16	1,420,000	1,432,987
0.85% due 03/08/16	1,420,000	1,424,242
Morgan Stanley
3.80% due 04/29/16	4,100,000	4,211,889
5.75% due 10/18/16	3,850,000	4,089,863
1.75% due 02/25/16	2,750,000	2,766,882
Toronto-Dominion Bank
2.38% due 10/19/16	3,990,000	4,077,409
2.50% due 07/14/16	3,610,000	3,685,489
1.50% due 09/09/16	2,190,000	2,208,865
American Express Credit Corp.
2.80% due 09/19/16	6,030,000	6,178,399
1.30% due 07/29/16	3,346,000	3,364,306
Bank of Nova Scotia
2.90% due 03/29/16	2,420,000	2,468,405
1.10% due 12/13/161	1,898,000	1,902,792
1.38% due 07/15/16	1,814,000	1,828,302
0.95% due 03/15/16	950,000	953,036
Deutsche Bank AG
3.25% due 01/11/16	6,140,000	6,236,938
BNP Paribas S.A.
3.60% due 02/23/16	3,606,000	3,680,150
1.25% due 12/12/16	2,390,000	2,397,822
Barclays Bank plc
5.00% due 09/22/16	5,708,000	6,003,229
SunTrust Banks, Inc.
3.60% due 04/15/16	3,190,000	3,256,272
3.50% due 01/20/17	2,584,000	2,673,492
PNC Bank North America
1.30% due 10/03/16	1,900,000	1,910,059
1.15% due 11/01/16	1,700,000	1,704,182
0.80% due 01/28/16	1,500,000	1,502,603
Nomura Holdings, Inc.
4.13% due 01/19/16	2,925,000	2,980,855
2.00% due 09/13/16	1,860,000	1,877,304
Eksportfinans ASA
2.38% due 05/25/16	2,910,000	2,926,369
5.50% due 05/25/16	1,846,000	1,912,936
US Bancorp
2.20% due 11/15/16	2,230,000	2,274,620
3.44% due 02/01/16	2,130,000	2,163,854
MUFG Union Bank North America
5.95% due 05/11/16	1,950,000	2,040,585
3.00% due 06/06/16	1,600,000	1,633,629
1.50% due 09/26/16	400,000	402,866
HSBC Finance Corp.
5.50% due 01/19/16	3,803,000	3,916,345
Capital One Financial Corp.
3.15% due 07/15/16	1,940,000	1,985,464
6.15% due 09/01/16	1,637,000	1,737,743
Fifth Third Bancorp
3.63% due 01/25/16	3,488,000	3,550,306
Bank of Montreal
1.30% due 07/15/16	3,522,000	3,544,548
Royal Bank of Scotland plc
4.38% due 03/16/161	3,346,000	3,433,431
Abbey National Treasury Services plc
4.00% due 04/27/16	3,130,000	3,221,988
State Street Corp.
2.88% due 03/07/16	3,134,000	3,189,077
UBS AG/Stamford CT
5.88% due 07/15/16	2,877,000	3,027,251
Bank of America North America
1.13% due 11/14/16	3,000,000	3,003,945
Svenska Handelsbanken AB
3.13% due 07/12/16	2,900,000	2,976,740

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Financial - 47.1% (continued)
Sumitomo Mitsui Banking Corp.
0.90% due 01/18/16	$1,800,000	$1,802,975
1.45% due 07/19/16	1,000,000	1,005,333
BB&T Corp.
3.20% due 03/15/16	1,896,000	1,930,195
3.95% due 04/29/16	849,000	873,580
Bank of New York Mellon Corp.
2.30% due 07/28/16	1,315,000	1,338,757
2.50% due 01/15/16	1,151,000	1,165,370
MetLife, Inc.
6.75% due 06/01/16	2,333,000	2,469,873
ORIX Corp.
5.00% due 01/12/16	2,370,000	2,424,974
Branch Banking & Trust Co.
1.05% due 12/01/16	1,000,000	1,002,057
1.45% due 10/03/16	950,000	957,367
1.00% due 04/03/17	324,000	323,922
PNC Funding Corp.
2.70% due 09/19/16	2,190,000	2,234,083
JPMorgan Chase Bank North America
5.88% due 06/13/16	2,100,000	2,207,724
Lloyds Bank plc
4.88% due 01/21/16	2,108,000	2,162,945
Wells Fargo Bank North America
5.75% due 05/16/16	1,000,000	1,047,248
5.60% due 03/15/161	1,000,000	1,040,243
Countrywide Financial Corp.
6.25% due 05/15/16	1,940,000	2,027,577
Fifth Third Bank/Cincinnati OH
1.15% due 11/18/16	2,000,000	2,003,952
Credit Suisse USA, Inc.
5.38% due 03/02/16	1,896,000	1,962,978
Berkshire Hathaway Finance Corp.
0.95% due 08/15/16	1,896,000	1,903,169
Wachovia Corp.
5.63% due 10/15/16	1,671,000	1,775,311
American International Group, Inc.
5.60% due 10/18/16	1,470,000	1,559,480
Berkshire Hathaway, Inc.
2.20% due 08/15/16	1,230,000	1,253,296
KeyBank North America/Cleveland OH
5.45% due 03/03/16	1,000,000	1,033,990
Comerica Bank
5.75% due 11/21/16	952,000	1,015,603
Santander Holdings USA, Inc.
4.63% due 04/19/16	958,000	988,463
Vesey Street Investment Trust I
4.40% due 09/01/16	950,000	986,711
Air Lease Corp.
4.50% due 01/15/16	950,000	970,188
Canadian Imperial Bank of Commerce
1.35% due 07/18/16	950,000	956,872
Ventas Realty, LP
1.55% due 09/26/16	950,000	956,139
American Express Co.
5.50% due 09/12/16	850,000	899,689
ERP Operating, LP
5.13% due 03/15/16	850,000	878,570
Allied World Assurance Company Holdings Ltd.
7.50% due 08/01/16	744,000	795,322
Huntington National Bank
1.30% due 11/20/16	750,000	745,583
Aon Corp.
3.13% due 05/27/16	719,000	734,802
HCP, Inc.
3.75% due 02/01/16	721,000	734,383
Prudential Financial, Inc.
3.00% due 05/12/16	660,000	673,139
Simon Property Group, LP
2.80% due 01/30/17	563,000	577,912
Total Financial		304,700,877

Consumer, Non-cyclical - 12.9%
Coca-Cola Co.
1.80% due 09/01/16	2,750,000	2,791,939
0.75% due 11/01/16	2,276,000	2,278,133
Mondelez International, Inc.
4.13% due 02/09/16	4,222,000	4,312,443
Amgen, Inc.
2.50% due 11/15/16	2,656,000	2,710,956
2.30% due 06/15/16	1,430,000	1,450,080
Merck & Company, Inc.
2.25% due 01/15/16	2,656,000	2,686,440
0.70% due 05/18/16	1,430,000	1,432,661
PepsiCo, Inc.
2.50% due 05/10/16	2,570,000	2,614,875
0.70% due 02/26/161	1,430,000	1,433,245
Sanofi
2.63% due 03/29/16	3,898,000	3,964,766
Procter & Gamble Co.
1.45% due 08/15/16	3,421,000	3,458,049
0.75% due 11/04/16	470,000	470,642
Kellogg Co.
4.45% due 05/30/16	2,494,000	2,581,380
1.88% due 11/17/16	1,140,000	1,155,237
Express Scripts Holding Co.
3.13% due 05/15/16	3,460,000	3,529,338
Baxter International, Inc.
5.90% due 09/01/16	2,004,000	2,120,387
0.95% due 06/01/16	950,000	951,663
Diageo Capital plc
5.50% due 09/30/16	1,420,000	1,507,711
0.63% due 04/29/16	1,420,000	1,421,173
GlaxoSmithKline Capital, Inc.
0.70% due 03/18/16	2,388,000	2,393,203

See notes to financial statements.
76 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Consumer, Non-cyclical - 12.9% (continued)
Allergan Incorporated/United States
5.75% due 04/01/16	$2,276,000	$2,367,363
UnitedHealth Group, Inc.
5.38% due 03/15/16	2,276,000	2,360,631
Philip Morris International, Inc.
2.50% due 05/16/16	2,276,000	2,318,002
Anheuser-Busch InBev Finance, Inc.
0.80% due 01/15/16	2,276,000	2,281,137
Western Union Co.
5.93% due 10/01/16	2,094,000	2,214,788
Tyson Foods, Inc.
6.60% due 04/01/16	1,935,000	2,022,120
Wyeth LLC
5.50% due 02/15/16	1,872,000	1,937,404
ConAgra Foods, Inc.
1.30% due 01/25/16	1,912,000	1,915,960
Danaher Corp.
2.30% due 06/23/16	1,880,000	1,912,733
Gilead Sciences, Inc.
3.05% due 12/01/16	1,610,000	1,658,517
Johnson & Johnson
2.15% due 05/15/16	1,610,000	1,636,006
Bottling Group LLC
5.50% due 04/01/16	1,518,000	1,580,053
McKesson Corp.
3.25% due 03/01/16	1,338,000	1,361,988
1.29% due 03/10/17	183,000	183,379
Boston Scientific Corp.
6.40% due 06/15/16	1,272,000	1,345,110
Bunge Limited Finance Corp.
4.10% due 03/15/16	1,242,000	1,268,255
Lorillard Tobacco Co.
3.50% due 08/04/16	1,230,000	1,261,752
Stryker Corp.
2.00% due 09/30/16	1,230,000	1,249,195
Dr Pepper Snapple Group, Inc.
2.90% due 01/15/16	1,030,000	1,043,302
Medtronic, Inc.
2.63% due 03/15/16	1,010,000	1,026,203
Unilever Capital Corp.
2.75% due 02/10/16	1,000,000	1,015,123
Anheuser-Busch InBev Worldwide, Inc.
2.88% due 02/15/16	950,000	965,435
St. Jude Medical, Inc.
2.50% due 01/15/16	950,000	960,094
Becton Dickinson and Co.
1.75% due 11/08/16	950,000	959,441
Mylan, Inc.
1.35% due 11/29/16	950,000	949,677
Beam Suntory, Inc.
5.38% due 01/15/16	35,000	35,948
Total Consumer, Non-cyclical		83,093,937

Communications - 11.4%
AT&T, Inc.
2.40% due 08/15/16	3,898,000	3,955,725
2.95% due 05/15/16	3,421,000	3,481,244
0.90% due 02/12/16	2,276,000	2,277,903
Verizon Communications, Inc.
2.50% due 09/15/16	6,720,000	6,838,374
2.00% due 11/01/16	2,524,000	2,560,050
Cisco Systems, Inc.
5.50% due 02/22/16	7,703,000	7,979,776
Telefonica Emisiones SAU
6.42% due 06/20/16	3,970,000	4,191,490
3.99% due 02/16/16	3,611,000	3,684,726
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
3.50% due 03/01/16	2,760,000	2,813,459
3.13% due 02/15/16	2,730,000	2,767,682
America Movil SAB de CV
2.38% due 09/08/16	4,400,000	4,471,544
Comcast Corp.
4.95% due 06/15/161	2,049,000	2,139,674
5.90% due 03/15/16	1,708,000	1,777,449
Walt Disney Co.
5.63% due 09/15/16	1,718,000	1,827,882
1.35% due 08/16/16	1,710,000	1,724,044
Embarq Corp.
7.08% due 06/01/16	2,858,000	3,012,601
Omnicom Group, Inc.
5.90% due 04/15/16	2,264,000	2,362,239
Deutsche Telekom International Finance BV
5.75% due 03/23/16	2,179,000	2,261,203
Time Warner, Inc.
5.88% due 11/15/16	2,090,000	2,232,427
Google, Inc.
2.13% due 05/19/16	2,168,000	2,202,504
Orange S.A.
2.75% due 09/14/16	2,040,000	2,084,686
Viacom, Inc.
6.25% due 04/30/16	1,893,000	1,983,756
NBCUniversal Media LLC
2.88% due 04/01/16	1,896,000	1,917,982
British Telecommunications plc
1.63% due 06/28/16	1,150,000	1,158,248
Thomson Reuters Corp.
0.88% due 05/23/16	1,000,000	999,881
Scripps Networks Interactive, Inc.
2.70% due 12/15/16	950,000	972,415
Total Communications		73,678,964

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Consumer, Cyclical - 7.8%
Ford Motor Credit Company LLC
8.00% due 12/15/16	$3,600,000	$3,953,473
4.21% due 04/15/16	3,451,000	3,543,283
1.70% due 05/09/16	2,500,000	2,514,920
3.98% due 06/15/16	2,200,000	2,261,519
2.50% due 01/15/16	1,750,000	1,767,500
Toyota Motor Credit Corp.
2.00% due 09/15/16	3,559,000	3,615,093
0.80% due 05/17/16	1,940,000	1,944,873
2.80% due 01/11/16	1,566,000	1,588,386
Home Depot, Inc.
5.40% due 03/01/16	6,718,000	6,966,251
Wal-Mart Stores, Inc.
2.80% due 04/15/16	2,478,000	2,528,633
0.60% due 04/11/16	2,470,000	2,472,860
General Motors Financial Co., Inc.
2.75% due 05/15/16	2,560,000	2,599,250
Johnson Controls, Inc.
5.50% due 01/15/16	2,336,000	2,404,751
American Honda Finance Corp.
1.13% due 10/07/16	2,190,000	2,201,456
Target Corp.
5.88% due 07/15/16	1,630,000	1,725,857
Mohawk Industries, Inc.
6.13% due 01/15/16	1,662,000	1,713,181
CVS Health Corp.
1.20% due 12/05/16	1,610,000	1,619,544
Macy's Retail Holdings, Inc.
5.90% due 12/01/16	1,379,000	1,476,990
Lowe's Companies, Inc.
5.40% due 10/15/16	1,330,000	1,413,767
Carnival Corp.
1.20% due 02/05/16	1,140,000	1,142,856
PACCAR Financial Corp.
1.15% due 08/16/16	950,000	956,444
Total Consumer, Cyclical		50,410,887

Energy - 6.4%
BP Capital Markets plc
3.20% due 03/11/16	3,804,000	3,879,535
2.25% due 11/01/16	2,188,000	2,230,557
Anadarko Petroleum Corp.
5.95% due 09/15/16	3,722,000	3,945,755
Occidental Petroleum Corp.
4.13% due 06/01/16	2,458,000	2,541,990
2.50% due 02/01/16	1,100,000	1,112,480
Total Capital International S.A.
0.75% due 01/25/16	1,896,000	1,900,262
1.00% due 08/12/16	950,000	954,631
ConocoPhillips Canada Funding Company I
5.63% due 10/15/16	2,532,000	2,696,509
Transocean, Inc.
5.05% due 12/15/16	2,478,000	2,580,218
TransCanada PipeLines Ltd.
0.75% due 01/15/16	2,576,000	2,573,896
ONEOK Partners, LP
3.25% due 02/01/16	2,502,000	2,530,107
Enterprise Products Operating LLC
3.20% due 02/01/16	2,488,000	2,526,151
Kinder Morgan Finance Company LLC
5.70% due 01/05/16	1,918,000	1,971,907
Shell International Finance BV
0.90% due 11/15/16	1,800,000	1,807,702
Total Capital S.A.
2.30% due 03/15/16	1,660,000	1,684,097
Marathon Petroleum Corp.
3.50% due 03/01/16	1,524,000	1,553,133
Chevron Corp.
0.89% due 06/24/16	1,330,000	1,334,436
Kinder Morgan Energy Partners, LP
3.50% due 03/01/16	1,188,000	1,210,248
Halliburton Co.
1.00% due 08/01/16	950,000	949,854
SESI LLC
7.13% due 12/15/21	594,000	638,550
Statoil ASA
1.80% due 11/23/16	470,000	476,729
Total Energy		41,098,747

Technology - 5.6%
International Business Machines Corp.
1.95% due 07/22/16	4,100,000	4,164,997
2.00% due 01/05/16	3,610,000	3,644,476
0.45% due 05/06/16	1,600,000	1,599,616
Hewlett-Packard Co.
3.00% due 09/15/16	4,122,000	4,219,724
2.65% due 06/01/16	2,310,000	2,348,503
3.30% due 12/09/16	2,190,000	2,255,461
Oracle Corp.
5.25% due 01/15/16	4,407,000	4,542,714
Apple, Inc.
0.45% due 05/03/16	3,130,000	3,132,097
Intel Corp.
1.95% due 10/01/16	2,950,000	3,000,091
Texas Instruments, Inc.
2.38% due 05/16/16	1,896,000	1,928,941
Microsoft Corp.
2.50% due 02/08/16	1,889,000	1,915,631
Xerox Corp.
6.40% due 03/15/16	1,550,000	1,617,711
Fiserv, Inc.
3.13% due 06/15/16	1,317,000	1,348,403
Pitney Bowes, Inc.
4.75% due 01/15/16	280,000	285,699
Total Technology		36,004,064

See notes to financial statements.
78 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Industrial - 4.9%
John Deere Capital Corp.
2.25% due 06/07/16	$2,105,000	$2,143,153
1.85% due 09/15/16	1,524,000	1,546,089
1.05% due 10/11/16	1,238,000	1,244,534
1.05% due 12/15/16	950,000	954,363
0.75% due 01/22/16	950,000	951,615
Thermo Fisher Scientific, Inc.
3.20% due 03/01/16	2,293,000	2,331,357
2.25% due 08/15/16	1,950,000	1,977,745
Caterpillar Financial Services Corp.
2.05% due 08/01/16	2,370,000	2,408,224
1.00% due 11/25/16	1,470,000	1,475,971
Masco Corp.
6.13% due 10/03/16	2,033,000	2,170,228
3M Co.
1.38% due 09/29/16	2,090,000	2,111,485
Norfolk Southern Corp.
5.75% due 01/15/16	2,050,000	2,108,669
Xylem, Inc.
3.55% due 09/20/16	1,801,000	1,854,039
Waste Management, Inc.
2.60% due 09/01/16	1,418,000	1,447,255
General Dynamics Corp.
2.25% due 07/15/16	1,140,000	1,162,595
L-3 Communications Corp.
3.95% due 11/15/16	1,000,000	1,033,352
Caterpillar, Inc.
5.70% due 08/15/16	950,000	1,008,153
Lockheed Martin Corp.
2.13% due 09/15/16	950,000	965,996
Boeing Co.
3.75% due 11/20/16	850,000	887,523
Boeing Capital Corp.
2.13% due 08/15/16	860,000	874,543
Illinois Tool Works, Inc.
0.90% due 02/25/17	575,000	576,742
CRH America, Inc.
6.00% due 09/30/16	147,000	157,392
Owens Corning
6.50% due 12/01/16	4,000	4,274
Total Industrial		31,395,297

Basic Materials - 2.1%
Rio Tinto Finance USA plc
1.38% due 06/17/16	3,068,000	3,078,956
Ecolab, Inc.
3.00% due 12/08/16	2,672,000	2,747,885
EI du Pont de Nemours & Co.
5.25% due 12/15/16	2,483,000	2,651,712
Rio Tinto Finance USA Ltd.
2.50% due 05/20/16	1,338,000	1,359,527
2.25% due 09/20/161	1,140,000	1,159,454
Barrick Gold Corp.
2.90% due 05/30/161	1,395,000	1,410,143
Dow Chemical Co.
2.50% due 02/15/16	1,380,000	1,397,129
Total Basic Materials		13,804,806

Utilities - 0.9%
Sempra Energy
6.50% due 06/01/16	1,912,000	2,020,267
Duke Energy Corp.
2.15% due 11/15/16	1,430,000	1,455,626
Entergy Corp.
4.70% due 01/15/17	1,230,000	1,283,741
Southern Co.
1.95% due 09/01/16	1,144,000	1,159,922
Total Utilities		5,919,556
Total Corporate Bonds
(Cost $637,364,055)		640,107,135

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.4%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1070%	2,421,970	$2,421,970
Total Securities Lending Collateral
(Cost $2,421,970)		2,421,970
Total Investments - 99.5%
(Cost $639,786,025)		$642,529,105
Other Assets & Liabilities, net - 0.5%		3,435,883
Total Net Assets - 100.0%		$645,964,988

†	Value determined based on Level 1 inputs – See Note 4.
††	Value determined based on Level 2 inputs – See Note 4.
1	All or portion of this security is on loan at May 31, 2015 – See Note 2.
2	Securities lending collateral – See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2016.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

% of
Country Breakdown	Corporate Bonds
United States	78.6%
Canada	6.4%
United Kingdom	4.4%
France	2.6%
Japan	1.6%
Spain	1.2%
Germany	1.0%
Norway	0.8%
Mexico	0.7%
Netherlands	0.6%
Switzerland	0.5%
Sweden	0.5%
Cayman Islands	0.4%
Australia	0.4%
Panama	0.2%
Bermuda	0.1%
Total Corporate Bonds	100.0%

See notes to financial statements.
80 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1%
Financial - 46.4%
Citigroup, Inc.
6.13% due 11/21/17	$8,871,000	$9,814,545
4.45% due 01/10/17	5,131,000	5,382,876
6.00% due 08/15/17	4,459,000	4,882,039
5.50% due 02/15/17	3,009,000	3,210,043
1.35% due 03/10/17	2,929,000	2,932,913
1.55% due 08/14/17	1,973,000	1,973,491
1.85% due 11/24/17	985,000	992,072
Bank of America Corp.
5.75% due 12/01/17	7,840,000	8,604,564
6.40% due 08/28/17	6,433,000	7,089,977
6.00% due 09/01/17	4,610,000	5,038,896
3.88% due 03/22/17	2,764,000	2,886,423
5.70% due 05/02/17	1,400,000	1,502,157
1.70% due 08/25/17	1,085,000	1,089,655
5.42% due 03/15/17	1,000,000	1,065,353
General Electric Capital Corp.
5.63% due 09/15/17	6,802,000	7,474,045
2.30% due 04/27/17	4,293,000	4,399,960
5.40% due 02/15/17	3,528,000	3,794,375
2.90% due 01/09/17	3,255,000	3,362,750
1.60% due 11/20/17	2,467,000	2,492,499
1.25% due 05/15/17	1,776,000	1,785,377
2.45% due 03/15/17	1,479,000	1,518,378
Morgan Stanley
5.95% due 12/28/17	4,700,000	5,194,656
5.45% due 01/09/17	4,697,000	4,995,861
4.75% due 03/22/17	4,540,000	4,814,075
5.55% due 04/27/17	3,700,000	3,987,353
6.25% due 08/28/17	3,000,000	3,302,823
Wells Fargo & Co.
5.63% due 12/11/17	7,620,000	8,424,474
1.40% due 09/08/17	4,440,000	4,456,965
2.10% due 05/08/17	2,664,000	2,719,209
1.15% due 06/02/17	1,973,000	1,972,491
JPMorgan Chase & Co.
1.35% due 02/15/17	6,916,000	6,943,484
2.00% due 08/15/17	6,509,000	6,592,823
6.13% due 06/27/17	1,873,000	2,044,468
Deutsche Bank AG
6.00% due 09/01/17	6,679,000	7,319,783
1.40% due 02/13/17	3,460,000	3,463,266
1.35% due 05/30/17	3,455,000	3,446,007
Royal Bank of Canada
1.20% due 09/19/17	6,725,000	6,732,855
1.20% due 01/23/17	3,602,000	3,620,521
1.25% due 06/16/17	3,355,000	3,369,621
1.40% due 10/13/17	394,000	395,799
Goldman Sachs Group, Inc.
6.25% due 09/01/17	6,856,000	7,542,587
5.63% due 01/15/17	5,880,000	6,262,635
UBS AG/Stamford CT
5.88% due 12/20/17	6,133,000	6,780,246
1.38% due 08/14/17	4,000,000	3,996,260
American Express Credit Corp.
1.13% due 06/05/17	4,934,000	4,924,927
2.38% due 03/24/17	4,737,000	4,839,395
Bear Stearns Companies LLC
6.40% due 10/02/17	6,385,000	7,090,485
5.55% due 01/22/17	1,826,000	1,945,563
Bank of Nova Scotia
2.55% due 01/12/17	3,749,000	3,841,274
1.25% due 04/11/17	2,961,000	2,972,764
1.38% due 12/18/17	1,973,000	1,974,071
Bank of Montreal
2.50% due 01/11/17	3,672,000	3,771,188
1.30% due 07/14/17	2,961,000	2,973,267
1.40% due 09/11/17	1,676,000	1,685,245
Bank of America North America
5.30% due 03/15/17	3,800,000	4,045,909
1.25% due 02/14/17	3,000,000	3,003,852
6.10% due 06/15/17	750,000	815,467
Sumitomo Mitsui Banking Corp.
1.80% due 07/18/17	3,300,000	3,333,545
1.30% due 01/10/17	3,000,000	3,007,545
1.35% due 07/11/17	1,000,000	999,311
BNP Paribas S.A.
2.38% due 09/14/17	3,702,000	3,775,733
1.38% due 03/17/17	3,383,000	3,390,145
Intesa Sanpaolo SpA
2.38% due 01/13/17	6,300,000	6,356,902
Wachovia Corp.
5.75% due 06/15/17	5,537,000	6,046,459
Credit Suisse NY
1.38% due 05/26/17	5,650,000	5,655,706
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38% due 01/19/17	5,034,000	5,227,925
PNC Bank North America
1.13% due 01/27/17	2,300,000	2,303,995
4.88% due 09/21/17	2,014,000	2,164,877
5.25% due 01/15/17	300,000	320,051
American Express Co.
6.15% due 08/28/17	4,291,000	4,724,734
US Bank North America/Cincinnati OH
1.10% due 01/30/17	3,500,000	3,514,035
1.38% due 09/11/17	1,000,000	1,004,780
Abbey National Treasury Services plc
1.38% due 03/13/17	3,636,000	3,653,980
US Bancorp
1.65% due 05/15/17	3,255,000	3,296,267
Murray Street Investment Trust I
4.65% due 03/09/17	3,108,000	3,281,140
Toronto-Dominion Bank
1.13% due 05/02/17	2,961,000	2,968,941
See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Financial - 46.4% (continued)
BB&T Corp.
2.15% due 03/22/17	$1,479,000	$1,505,804
1.60% due 08/15/17	1,429,000	1,439,605
Svenska Handelsbanken AB
2.88% due 04/04/17	2,600,000	2,683,005
Citizens Bank North America/Providence RI
1.60% due 12/04/17	2,500,000	2,509,303
Berkshire Hathaway Finance Corp.
1.60% due 05/15/17	2,467,000	2,503,517
Royal Bank of Scotland Group plc
1.88% due 03/31/17	2,500,000	2,500,060
HSBC USA, Inc.
1.50% due 11/13/17	2,500,000	2,499,210
National Bank of Canada
1.45% due 11/07/17	2,500,000	2,496,838
Bank of New York Mellon Corp.
2.40% due 01/17/17	1,447,000	1,481,342
1.97% due 06/20/17	888,000	904,155
American Express Centurion Bank
6.00% due 09/13/17	2,000,000	2,202,492
Simon Property Group, LP
2.15% due 09/15/17	1,085,000	1,108,218
2.80% due 01/30/17	1,043,000	1,070,626
Air Lease Corp.
5.63% due 04/01/17	1,973,000	2,111,110
Eksportfinans ASA
5.50% due 06/26/17	1,973,000	2,100,910
Manufacturers & Traders Trust Co.
1.25% due 01/30/17	1,100,000	1,101,486
1.40% due 07/25/17	915,000	917,260
BPCE S.A.
1.63% due 02/10/17	2,000,000	2,016,658
MetLife, Inc.
1.76% due 12/15/17	1,973,000	1,995,725
Capital One Bank USA North America
1.20% due 02/13/17	2,000,000	1,993,878
Branch Banking & Trust Co.
1.00% due 04/03/17	1,257,000	1,256,698
1.35% due 10/01/17	715,000	717,476
Wells Fargo Bank North America
6.00% due 11/15/17	1,770,000	1,963,003
American Express Bank FSB
6.00% due 09/13/17	1,750,000	1,927,597
SunTrust Bank
1.35% due 02/15/17	1,900,000	1,906,276
NYSE Holdings LLC
2.00% due 10/05/17	1,873,000	1,896,890
Berkshire Hathaway, Inc.
1.90% due 01/31/17	1,776,000	1,810,978
ERP Operating, LP
5.75% due 06/15/17	1,651,000	1,798,543
ACE INA Holdings, Inc.
5.70% due 02/15/17	1,579,000	1,702,835
Capital One Financial Corp.
6.75% due 09/15/17	1,406,000	1,571,475
Prudential Financial, Inc.
6.00% due 12/01/17	1,399,000	1,555,736
Capital One North America/Mclean VA
1.50% due 09/05/17	1,500,000	1,497,237
National Rural Utilities Cooperative Finance Corp.
5.45% due 04/10/17	1,382,000	1,496,647
PNC Funding Corp.
5.63% due 02/01/17	1,382,000	1,478,623
Aflac, Inc.
2.65% due 02/15/17	1,429,000	1,469,294
BlackRock, Inc.
6.25% due 09/15/17	1,165,000	1,297,286
HSBC Bank USA North America NY
6.00% due 08/09/17	1,000,000	1,095,753
HCP, Inc.
6.00% due 01/30/17	1,005,000	1,081,393
JPMorgan Chase Bank North America
6.00% due 07/05/17	959,000	1,048,486
Fifth Third Bank/Cincinnati OH
1.35% due 06/01/17	1,000,000	1,001,450
Synchrony Financial
1.88% due 08/15/17	985,000	989,114
Fifth Third Bancorp
5.45% due 01/15/17	785,000	836,266
Lloyds Bank plc
4.20% due 03/28/17	591,000	623,321
Comerica Bank
5.20% due 08/22/17	500,000	539,048
MUFG Union Bank North America
2.13% due 06/16/17	500,000	507,825
ORIX Corp.
3.75% due 03/09/17	344,000	357,361
Huntington National Bank
1.38% due 04/24/17	300,000	297,588
American International Group, Inc.
5.45% due 05/18/17	29,000	31,294
Total Financial		369,476,823

Consumer, Non-cyclical - 13.4%
AbbVie, Inc.
1.75% due 11/06/17	9,971,000	10,012,758
Amgen, Inc.
2.13% due 05/15/17	4,243,000	4,314,854
5.85% due 06/01/17	1,959,000	2,134,613
1.25% due 05/22/17	935,000	934,943
Express Scripts Holding Co.
2.65% due 02/15/17	4,440,000	4,543,959
1.25% due 06/02/17	1,973,000	1,969,391

See notes to financial statements.
82 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Consumer, Non-cyclical - 13.4% (continued)
Diageo Capital plc
5.75% due 10/23/17	$3,165,000	$3,499,676
1.50% due 05/11/17	1,673,000	1,688,114
GlaxoSmithKline Capital plc
1.50% due 05/08/17	5,034,000	5,096,209
UnitedHealth Group, Inc.
1.40% due 10/15/17	2,567,000	2,586,548
1.40% due 12/15/17	2,467,000	2,482,776
Anheuser-Busch InBev Worldwide, Inc.
1.38% due 07/15/17	4,640,000	4,676,034
AstraZeneca plc
5.90% due 09/15/17	3,931,000	4,351,180
General Mills, Inc.
5.70% due 02/15/17	3,108,000	3,347,767
1.40% due 10/20/17	985,000	986,304
Johnson & Johnson
5.55% due 08/15/17	2,316,000	2,550,409
1.13% due 11/21/17	991,000	994,901
Philip Morris International, Inc.
1.13% due 08/21/171	2,320,000	2,324,652
1.63% due 03/20/17	888,000	900,275
1.25% due 11/09/17	294,000	295,033
PepsiCo, Inc.
1.25% due 08/13/17	2,467,000	2,474,826
0.95% due 02/22/17	965,000	966,096
Pfizer, Inc.
1.10% due 05/15/17	1,873,000	1,882,648
0.90% due 01/15/17	1,382,000	1,386,587
Covidien International Finance S.A.
6.00% due 10/15/17	2,702,000	2,998,785
Actavis, Inc.
1.88% due 10/01/17	2,589,000	2,597,617
McKesson Corp.
1.29% due 03/10/17	1,448,000	1,450,999
5.70% due 03/01/17	1,055,000	1,135,679
Eli Lilly & Co.
5.20% due 03/15/17	2,370,000	2,553,673
Anheuser-Busch InBev Finance, Inc.
1.13% due 01/27/17	2,467,000	2,487,696
Kraft Foods Group, Inc.
2.25% due 06/05/17	2,221,000	2,257,404
Kimberly-Clark Corp.
6.13% due 08/01/17	1,937,000	2,148,983
Aetna, Inc.
1.50% due 11/15/17	1,973,000	1,983,406
Laboratory Corporation of America Holdings
2.20% due 08/23/17	1,806,000	1,831,801
Bristol-Myers Squibb Co.
0.88% due 08/01/17	1,776,000	1,774,741
Lorillard Tobacco Co.
2.30% due 08/21/17	1,726,000	1,746,037
ADT Corp.
2.25% due 07/15/17	1,651,000	1,638,618
Reynolds American, Inc.
6.75% due 06/15/17	1,449,000	1,595,758
Hospira, Inc.
6.05% due 03/30/17	1,282,000	1,387,848
Unilever Capital Corp.
0.85% due 08/02/17	1,250,000	1,249,648
Bunge Limited Finance Corp.
3.20% due 06/15/17	1,182,000	1,215,053
Kroger Co.
6.40% due 08/15/17	1,055,000	1,167,571
Anthem, Inc.
5.88% due 06/15/17	1,055,000	1,148,574
Wyeth LLC
5.45% due 04/01/17	985,000	1,066,369
Western Union Co.
2.88% due 12/10/17	985,000	1,012,732
Celgene Corp.
1.90% due 08/15/17	985,000	997,167
Baxter International, Inc.
1.85% due 01/15/17	985,000	995,959
AmerisourceBergen Corp.
1.15% due 05/15/17	985,000	983,993
Actavis Funding SCS
1.30% due 06/15/17	985,000	980,517
Becton Dickinson and Co.
1.80% due 12/15/17	94,000	94,714
Total Consumer, Non-cyclical		106,901,895

Communications - 8.8%
AT&T, Inc.
1.70% due 06/01/17	3,455,000	3,476,461
1.40% due 12/01/17	3,355,000	3,351,877
1.60% due 02/15/17	2,337,000	2,348,575
Vodafone Group plc
5.63% due 02/27/17	2,645,000	2,833,610
1.25% due 09/26/17	2,702,000	2,673,713
1.63% due 03/20/171	1,873,000	1,878,677
Cisco Systems, Inc.
1.10% due 03/03/17	5,374,000	5,403,525
3.15% due 03/14/17	1,479,000	1,541,840
Walt Disney Co.
1.10% due 12/01/17	3,902,000	3,906,492
1.13% due 02/15/17	2,861,000	2,882,809
Verizon Communications, Inc.
1.35% due 06/09/17	3,455,000	3,454,786
1.10% due 11/01/17	2,170,000	2,157,013
Time Warner Cable, Inc.
5.85% due 05/01/17	4,598,000	4,938,721

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Communications - 8.8% (continued)
Comcast Corp.
6.50% due 01/15/17	$2,170,000	$2,361,882
6.30% due 11/15/17	2,042,000	2,290,928
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
2.40% due 03/15/17	3,108,000	3,155,736
Viacom, Inc.
3.50% due 04/01/17	2,323,000	2,412,707
6.13% due 10/05/17	591,000	650,943
Amazon.com, Inc.
1.20% due 11/29/17	2,270,000	2,270,937
eBay, Inc.
1.35% due 07/15/17	2,170,000	2,170,979
Telefonica Emisiones SAU
6.22% due 07/03/17	1,676,000	1,839,011
Nippon Telegraph & Telephone Corp.
1.40% due 07/18/17	1,676,000	1,682,545
Thomson Reuters Corp.
1.30% due 02/23/17	1,382,000	1,383,093
1.65% due 09/29/17	294,000	294,579
Symantec Corp.
2.75% due 06/15/17	1,332,000	1,352,218
Time Warner Companies, Inc.
7.25% due 10/15/17	1,182,000	1,343,185
British Telecommunications plc
1.25% due 02/14/17	1,300,000	1,301,669
America Movil SAB de CV
5.63% due 11/15/17	1,139,000	1,252,508
Qwest Corp.
6.50% due 06/01/17	1,085,000	1,176,813
Comcast Cable Communications LLC
8.88% due 05/01/17	947,000	1,086,376
CC Holdings GS V LLC / Crown Castle GS III Corp.
2.38% due 12/15/17	990,000	1,002,381
Total Communications		69,876,589

Energy - 8.5%
BP Capital Markets plc
1.85% due 05/05/17	4,349,000	4,414,435
1.38% due 11/06/17	3,755,000	3,764,098
Total Capital International S.A.
1.55% due 06/28/17	3,652,000	3,697,307
1.50% due 02/17/17	2,270,000	2,296,348
1.00% due 01/10/17	491,000	492,966
Chevron Corp.
1.10% due 12/05/17	4,540,000	4,536,744
1.35% due 11/15/17	1,776,000	1,786,352
Anadarko Petroleum Corp.
6.38% due 09/15/17	4,432,000	4,897,848
Shell International Finance BV
1.13% due 08/21/17	1,923,000	1,929,173
5.20% due 03/22/17	1,776,000	1,914,796
Phillips 66
2.95% due 05/01/17	3,455,000	3,561,369
ConocoPhillips Co.
1.05% due 12/15/17	3,567,000	3,553,410
Kinder Morgan, Inc.
7.00% due 06/15/17	1,973,000	2,162,232
2.00% due 12/01/17	691,000	692,959
Occidental Petroleum Corp.
1.75% due 02/15/17	2,664,000	2,700,153
Canadian Natural Resources Ltd.
5.70% due 05/15/17	2,475,000	2,667,389
CNOOC Nexen Finance 2014 ULC
1.63% due 04/30/17	2,650,000	2,656,042
Enterprise Products Operating LLC
6.30% due 09/15/17	2,324,000	2,576,292
Valero Energy Corp.
6.13% due 06/15/17	1,708,000	1,868,742
Marathon Oil Corp.
6.00% due 10/01/17	1,516,000	1,667,852
Apache Corp.
5.63% due 01/15/17	1,444,000	1,544,216
Transocean, Inc.
3.00% due 10/15/17	1,529,000	1,495,553
Kinder Morgan Energy Partners, LP
6.00% due 02/01/17	1,343,000	1,439,379
EOG Resources, Inc.
5.88% due 09/15/17	1,295,000	1,427,431
Murphy Oil Corp.
2.50% due 12/01/17	1,382,000	1,387,890
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.75% due 02/01/22	1,155,000	1,232,963
Williams Partners Limited Partnership /
Williams Partners Finance Corp.
7.25% due 02/01/17	1,120,000	1,222,451
Weatherford International LLC
6.35% due 06/15/17	1,055,000	1,133,977
DCP Midstream Operating, LP
2.50% due 12/01/17	1,133,000	1,103,963
Exxon Mobil Corp.
0.92% due 03/15/17	985,000	988,097
National Oilwell Varco, Inc.
1.35% due 12/01/17	788,000	784,578
Total Energy		67,597,005

Consumer, Cyclical - 7.9%
Ford Motor Credit Company LLC
3.00% due 06/12/17	3,500,000	3,591,375
6.63% due 08/15/17	2,750,000	3,037,807
1.72% due 12/06/17	2,700,000	2,696,101
4.25% due 02/03/17	2,250,000	2,358,549
1.68% due 09/08/17	2,000,000	1,999,580
1.50% due 01/17/17	1,750,000	1,752,562

See notes to financial statements.
84 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Consumer, Cyclical - 7.9% (continued)
Toyota Motor Credit Corp.
1.25% due 10/05/17	$4,243,000	$4,267,142
1.75% due 05/22/17	2,527,000	2,567,932
2.05% due 01/12/17	2,033,000	2,076,380
1.13% due 05/16/17	985,000	989,315
General Motors Financial Company, Inc.
4.75% due 08/15/17	4,193,000	4,434,906
2.63% due 07/10/17	1,726,000	1,751,547
Costco Wholesale Corp.
1.13% due 12/15/17	2,811,000	2,812,180
5.50% due 03/15/17	1,853,000	2,009,017
CVS Health Corp.
5.75% due 06/01/17	3,450,000	3,761,803
Wal-Mart Stores, Inc.
5.38% due 04/05/17	2,690,000	2,915,564
1.00% due 04/21/17	394,000	395,778
Walgreens Boots Alliance, Inc.
1.75% due 11/17/17	2,664,000	2,684,292
Walgreen Co.
1.80% due 09/15/17	2,320,000	2,338,514
Target Corp.
5.38% due 05/01/17	2,069,000	2,243,690
American Honda Finance Corp.
1.55% due 12/11/17	1,776,000	1,793,915
McDonald’s Corp.
5.80% due 10/15/17	1,559,000	1,721,837
Kohl’s Corp.
6.25% due 12/15/17	1,382,000	1,538,972
Starbucks Corp.
6.25% due 08/15/17	1,332,000	1,478,417
Darden Restaurants, Inc.
6.45% due 10/15/17	1,322,000	1,455,568
Dollar General Corp.
4.13% due 07/15/17	1,282,000	1,344,072
Carnival Corp.
1.88% due 12/15/17	1,085,000	1,092,832
Lowe’s Companies, Inc.
1.63% due 04/15/17	985,000	998,339
PACCAR Financial Corp.
1.60% due 03/15/17	856,000	866,222
Total Consumer, Cyclical		62,974,208

Industrial - 5.7%
General Electric Co.
5.25% due 12/06/17	9,189,000	10,093,125
John Deere Capital Corp.
1.55% due 12/15/17	1,479,000	1,492,498
1.20% due 10/10/17	1,479,000	1,482,658
1.40% due 03/15/17	1,429,000	1,442,797
2.80% due 09/18/17	1,382,000	1,435,550
2.00% due 01/13/17	985,000	1,004,469
Caterpillar Financial Services Corp.
1.25% due 11/06/17	1,873,000	1,880,458
1.63% due 06/01/17	1,676,000	1,696,529
1.00% due 03/03/17	1,354,000	1,356,856
1.25% due 08/18/17	985,000	989,649
United Technologies Corp.
1.80% due 06/01/17	3,158,000	3,210,084
5.38% due 12/15/17	2,094,000	2,310,765
Eaton Corp.
1.50% due 11/02/17	2,567,000	2,580,792
Thermo Fisher Scientific, Inc.
1.30% due 02/01/17	2,173,000	2,173,591
Caterpillar, Inc.
1.50% due 06/26/17	2,023,000	2,046,384
General Dynamics Corp.
1.00% due 11/15/17	1,836,000	1,838,523
Burlington Northern Santa Fe LLC
5.65% due 05/01/17	1,609,000	1,749,522
3M Co.
1.00% due 06/26/17	1,579,000	1,583,571
Tyco Electronics Group S.A.
6.55% due 10/01/17	1,413,000	1,575,836
Illinois Tool Works, Inc.
0.90% due 02/25/17	1,345,000	1,349,075
Norfolk Southern Corp.
7.70% due 05/15/17	985,000	1,105,441
ABB Finance USA, Inc.
1.63% due 05/08/17	945,000	954,846
Total Industrial		45,353,019

Technology - 4.9%
International Business Machines Corp.
5.70% due 09/14/17	6,771,000	7,476,422
1.25% due 02/06/17	1,800,000	1,816,661
Intel Corp.
1.35% due 12/15/17	7,107,000	7,151,596
Oracle Corp.
1.20% due 10/15/17	5,478,000	5,496,746
Hewlett-Packard Co.
2.60% due 09/15/17	3,455,000	3,537,357
5.40% due 03/01/17	1,262,000	1,350,861
Apple, Inc.
1.05% due 05/05/17	3,355,000	3,373,328
Xerox Corp.
6.75% due 02/01/17	1,185,000	1,289,259
2.95% due 03/15/17	1,185,000	1,218,429
Microsoft Corp.
0.88% due 11/15/17	1,829,000	1,829,082
NetApp, Inc.
2.00% due 12/15/17	1,282,000	1,291,395
Fiserv, Inc.
6.80% due 11/20/17	1,065,000	1,217,682

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Technology - 4.9% (continued)
Intuit, Inc.
5.75% due 03/15/17	$1,125,000	$1,211,976
Altera Corp.
1.75% due 05/15/17	980,000	986,514
Total Technology		39,247,308

Basic Materials - 2.2%
Rio Tinto Finance USA plc
1.63% due 08/21/17	3,335,000	3,345,589
2.00% due 03/22/17	1,262,000	1,278,844
Freeport-McMoRan, Inc.
2.15% due 03/01/17	2,073,000	2,081,715
2.30% due 11/14/17	1,479,000	1,482,036
Eastman Chemical Co.
2.40% due 06/01/17	2,170,000	2,214,984
Alcoa, Inc.
5.55% due 02/01/17	1,722,000	1,824,449
Nucor Corp.
5.75% due 12/01/17	1,409,000	1,557,338
Sherwin-Williams Co.
1.35% due 12/15/17	1,257,000	1,257,525
Ecolab, Inc.
1.45% due 12/08/17	1,085,000	1,082,252
Potash Corporation of Saskatchewan, Inc.
3.25% due 12/01/17	985,000	1,030,339
Total Basic Materials		17,155,071

Utilities - 1.3%
Duke Energy Corp.
1.63% due 08/15/17	2,290,000	2,309,406
Virginia Electric & Power Co.
5.95% due 09/15/17	1,646,000	1,821,028
Pacific Gas & Electric Co.
5.63% due 11/30/17	1,646,000	1,809,398
Sempra Energy
2.30% due 04/01/17	1,429,000	1,456,981
American Electric Power Company, Inc.
1.65% due 12/15/17	1,282,000	1,285,592
Exelon Generation Company LLC
6.20% due 10/01/17	1,137,000	1,256,062
American Water Capital Corp.
6.09% due 10/15/17	496,000	549,253
Total Utilities		10,487,720
Total Corporate Bonds
(Cost $783,029,370)		789,069,638

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.2%
BNY Mellon Separately Managed Cash
Collateral Account, 0.1047%	1,286,470	$1,286,470
Total Securities Lending Collateral
(Cost $1,286,470)		1,286,470
Total Investments - 99.3%
(Cost $784,315,840)		$790,356,108
Other Assets & Liabilities, net - 0.7%		5,745,558
Total Net Assets - 100.0%		$796,101,666

†	Value determined based on Level 1 inputs – See Note 4.
††	Value determined based on Level 2 inputs – See Note 4.
1	All or portion of this security is on loan at May 31, 2015 – See Note 2.
2	Securities lending collateral – See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2017.

Country Diversification
% of
Country	Corporate Bonds
United States	77.8%
Canada	5.7%
United Kingdom	5.4%
Switzerland	2.1%
France	2.0%
Germany	1.8%
Japan	1.2%
Netherlands	1.2%
Italy	0.8%
Luxembourg	0.7%
Sweden	0.3%
Norway	0.3%
Spain	0.2%
Cayman Islands	0.2%
Mexico	0.2%
Panama	0.1%
Total Corporate Bonds	100.0%

See notes to financial statements.
86 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCI  Guggenheim BulletShares 2018 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0%
Financial - 43.2%
Bank of America Corp.
6.88% due 04/25/18	$8,725,000	$9,945,052
5.65% due 05/01/18	4,550,000	5,022,463
2.00% due 01/11/18	4,900,000	4,937,647
6.88% due 11/15/18	2,300,000	2,660,541
6.50% due 07/15/18	1,000,000	1,133,272
Goldman Sachs Group, Inc.
6.15% due 04/01/18	6,475,000	7,229,499
5.95% due 01/18/18	5,200,000	5,749,760
2.38% due 01/22/18	4,550,000	4,620,894
2.90% due 07/19/18	4,000,000	4,119,992
Morgan Stanley
6.63% due 04/01/18	6,300,000	7,131,020
2.13% due 04/25/18	4,500,000	4,538,232
1.88% due 01/05/18	4,000,000	4,021,972
JPMorgan Chase & Co.
6.00% due 01/15/18	7,875,000	8,755,669
1.63% due 05/15/18	3,600,000	3,592,559
1.80% due 01/25/18	2,900,000	2,923,429
Citigroup, Inc.
6.13% due 05/15/18	4,805,000	5,384,372
2.50% due 09/26/18	2,500,000	2,546,545
1.80% due 02/05/18	2,500,000	2,502,120
1.75% due 05/01/18	2,500,000	2,501,255
General Electric Capital Corp.
5.63% due 05/01/18	6,625,000	7,413,163
1.63% due 04/02/18	2,750,000	2,779,956
Royal Bank of Canada
2.20% due 07/27/18	4,000,000	4,083,684
2.00% due 10/01/18	3,000,000	3,051,225
1.50% due 01/16/18	2,000,000	2,004,756
Bear Stearns Companies LLC
7.25% due 02/01/18	4,990,000	5,702,213
4.65% due 07/02/18	1,900,000	2,055,644
American Express Co.
7.00% due 03/19/18	3,175,000	3,633,448
1.55% due 05/22/18	2,250,000	2,243,693
American International Group, Inc.
5.85% due 01/16/18	5,050,000	5,598,733
Toronto-Dominion Bank
2.63% due 09/10/18	2,750,000	2,852,600
1.40% due 04/30/18	2,367,000	2,368,872
Berkshire Hathaway Finance Corp.
5.40% due 05/15/18	1,975,000	2,208,164
1.30% due 05/15/18	1,750,000	1,754,951
2.00% due 08/15/18	1,000,000	1,022,432
Bank of Nova Scotia
2.05% due 10/30/18	2,742,000	2,783,481
1.45% due 04/25/18	2,000,000	2,001,572
BNP Paribas S.A.
2.40% due 12/12/18	2,500,000	2,543,530
2.70% due 08/20/18	1,960,000	2,018,722
Wachovia Corp.
5.75% due 02/01/18	4,075,000	4,530,471
HSBC USA, Inc.
1.63% due 01/16/18	2,000,000	2,008,592
2.63% due 09/24/18	1,900,000	1,953,371
UBS AG
5.75% due 04/25/18	3,494,000	3,894,363
Wells Fargo & Co.
1.50% due 01/16/18	3,400,000	3,418,578
National Rural Utilities Cooperative Finance Corp.
10.38% due 11/01/18	2,306,000	2,957,566
5.45% due 02/01/18	250,000	276,824
Bank of New York Mellon Corp.
2.10% due 08/01/18	1,500,000	1,524,398
1.30% due 01/25/18	962,000	959,829
1.35% due 03/06/18	500,000	500,299
Intesa Sanpaolo SpA
3.88% due 01/16/18	2,600,000	2,707,039
BB&T Corp.
2.05% due 06/19/18	1,415,000	1,435,288
1.45% due 01/12/18	1,200,000	1,200,391
Credit Suisse NY
6.00% due 02/15/18	2,250,000	2,486,101
State Street Corp.
1.35% due 05/15/18	1,400,000	1,399,537
4.96% due 03/15/18	1,000,000	1,079,270
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1.70% due 03/19/18	2,250,000	2,267,984
MetLife, Inc.
6.82% due 08/15/18	1,900,000	2,204,262
Sumitomo Mitsui Banking Corp.
2.50% due 07/19/18	1,850,000	1,892,017
1.50% due 01/18/18	250,000	250,054
Berkshire Hathaway, Inc.
1.55% due 02/09/18	2,100,000	2,123,959
Svenska Handelsbanken AB
1.63% due 03/21/18	2,100,000	2,104,740
Abbey National Treasury Services plc
3.05% due 08/23/18	2,000,000	2,084,790
MUFG Union Bank North America
2.63% due 09/26/18	2,000,000	2,054,274
US Bancorp
1.95% due 11/15/18	2,000,000	2,030,958
American Tower Corp.
4.50% due 01/15/18	1,800,000	1,921,165
Lloyds Bank plc
2.30% due 11/27/18	1,800,000	1,827,992
KeyBank North America/Cleveland OH
1.65% due 02/01/18	1,650,000	1,655,689
Associates Corporation of North America
6.95% due 11/01/18	1,411,000	1,640,311

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 43.2% (continued)
HBOS plc
6.75% due 05/21/18	$1,450,000	$1,623,378
Ares Capital Corp.
4.88% due 11/30/18	1,500,000	1,590,168
HCP, Inc.
6.70% due 01/30/18	1,380,000	1,551,757
Branch Banking & Trust Co.
2.30% due 10/15/18	1,500,000	1,536,018
Chubb Corp.
5.75% due 05/15/18	1,360,000	1,532,153
Jefferies Group LLC
5.13% due 04/13/18	1,420,000	1,514,072
Bank of Montreal
1.45% due 04/09/18	1,500,000	1,502,552
Voya Financial, Inc.
2.90% due 02/15/18	1,450,000	1,492,718
Fifth Third Bancorp
4.50% due 06/01/18	1,360,000	1,463,659
SunTrust Banks, Inc.
2.35% due 11/01/18	1,400,000	1,421,263
Boston Properties, LP
3.70% due 11/15/18	1,300,000	1,381,619
Discover Bank
2.00% due 02/21/18	1,300,000	1,302,655
Simon Property Group, LP
6.13% due 05/30/18	1,110,000	1,257,823
Regions Financial Corp.
2.00% due 05/15/18	1,250,000	1,251,170
Fifth Third Bank
1.45% due 02/28/18	1,250,000	1,246,088
Capital One North America/Mclean VA
1.50% due 03/22/18	1,250,000	1,240,224
Intercontinental Exchange, Inc.
2.50% due 10/15/18	1,200,000	1,235,368
Regions Bank
7.50% due 05/15/18	1,056,000	1,218,206
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.00% due 02/15/18	1,200,000	1,212,338
Canadian Imperial Bank of Commerce
1.55% due 01/23/18	1,200,000	1,203,631
Santander Bank North America
8.75% due 05/30/18	1,000,000	1,172,220
KeyCorp
2.30% due 12/13/18	1,150,000	1,166,540
Capital One Bank USA North America
2.15% due 11/21/18	1,100,000	1,108,721
American Express Credit Corp.
2.13% due 07/27/18	1,050,000	1,069,554
Air Lease Corp.
2.13% due 01/15/18	1,000,000	996,250
Santander Holdings USA, Inc.
3.45% due 08/27/18	850,000	883,900
Private Export Funding Corp.
1.88% due 07/15/18	738,000	749,544
Royal Bank of Scotland N.V.
4.65% due 06/04/18	700,000	738,498
Travelers Companies, Inc.
5.80% due 05/15/18	560,000	629,625
Societe Generale S.A.
2.63% due 10/01/18	500,000	513,622
Manufacturers & Traders Trust Co.
1.45% due 03/07/18	500,000	500,634
Hartford Financial Services Group, Inc.
6.30% due 03/15/18	100,000	111,969
Total Financial		241,245,181

Consumer, Non-cyclical - 14.0%
PepsiCo, Inc.
5.00% due 06/01/18	2,900,000	3,203,578
7.90% due 11/01/18	2,475,000	2,990,835
Coca-Cola Co.
1.15% due 04/01/18	2,400,000	2,393,539
1.65% due 11/01/18	2,000,000	2,022,802
1.65% due 03/14/18	1,260,000	1,276,248
GlaxoSmithKline Capital, Inc.
5.65% due 05/15/18	4,500,000	5,056,745
Philip Morris International, Inc.
5.65% due 05/16/18	4,055,000	4,539,617
Merck & Company, Inc.
1.30% due 05/18/181	2,100,000	2,106,262
1.10% due 01/31/18	1,150,000	1,152,191
Sanofi
1.25% due 04/10/18	3,050,000	3,050,241
Kraft Foods Group, Inc.
6.13% due 08/23/18	2,450,000	2,760,737
Johnson & Johnson
5.15% due 07/15/18	1,350,000	1,519,394
1.65% due 12/05/18	1,000,000	1,014,124
AbbVie, Inc.
2.00% due 11/06/18	2,400,000	2,405,762
Coca-Cola Femsa SAB de CV
2.38% due 11/26/18	2,300,000	2,347,150
Anthem, Inc.
2.30% due 07/15/18	1,300,000	1,319,919
1.88% due 01/15/18	950,000	955,882
Medco Health Solutions, Inc.
7.13% due 03/15/18	1,960,000	2,243,637
Baxter International, Inc.
5.38% due 06/01/18	1,550,000	1,716,716
1.85% due 06/15/18	500,000	503,138
UnitedHealth Group, Inc.
6.00% due 02/15/18	1,800,000	2,021,807

See notes to financial statements.
88 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Non-cyclical - 14.0% (continued)
Pfizer, Inc.
1.50% due 06/15/18	$2,000,000	$2,010,248
Altria Group, Inc.
9.70% due 11/10/18	1,600,000	1,997,592
Anheuser-Busch InBev Finance, Inc.
1.25% due 01/17/18	1,650,000	1,653,307
Archer-Daniels-Midland Co.
5.45% due 03/15/18	1,420,000	1,576,132
Procter & Gamble Co.
1.60% due 11/15/18	1,500,000	1,518,600
Stryker Corp.
1.30% due 04/01/18	1,500,000	1,496,799
Medtronic, Inc.
1.38% due 04/01/18	1,400,000	1,402,238
ConAgra Foods, Inc.
1.90% due 01/25/18	1,400,000	1,401,352
Dr Pepper Snapple Group, Inc.
6.82% due 05/01/18	1,200,000	1,375,160
Anheuser-Busch Companies LLC
5.50% due 01/15/18	1,200,000	1,329,152
CR Bard, Inc.
1.38% due 01/15/18	1,300,000	1,296,435
Zoetis, Inc.
1.88% due 02/01/18	1,200,000	1,200,856
Humana, Inc.
7.20% due 06/15/18	1,000,000	1,153,669
Mondelez International, Inc.
6.13% due 02/01/18	1,025,000	1,145,594
Biogen, Inc.
6.88% due 03/01/18	1,000,000	1,143,462
Amgen, Inc.
6.15% due 06/01/18	900,000	1,019,066
Boston Scientific Corp.
2.65% due 10/01/18	1,000,000	1,018,316
Mylan, Inc.
2.60% due 06/24/18	1,000,000	1,013,332
Diageo Capital plc
1.13% due 04/29/18	1,000,000	995,107
Pharmacia Corp.
6.50% due 12/01/18	850,000	987,887
Total System Services, Inc.
2.38% due 06/01/18	900,000	904,877
Edwards Lifesciences Corp.
2.88% due 10/15/18	880,000	903,864
Kimberly-Clark Corp.
7.50% due 11/01/18	700,000	835,771
Perrigo Company plc
2.30% due 11/08/18	700,000	704,443
Sysco Corp.
5.25% due 02/12/18	600,000	659,509
McKesson Corp.
1.40% due 03/15/18	650,000	647,578
Danaher Corp.
5.63% due 01/15/18	300,000	333,212
Total Consumer, Non-cyclical		78,323,882

Communications - 8.1%
AT&T, Inc.
5.50% due 02/01/18	4,325,000	4,759,407
5.60% due 05/15/18	2,400,000	2,662,531
2.38% due 11/27/18	2,100,000	2,131,542
Verizon Communications, Inc.
3.65% due 09/14/18	4,600,000	4,852,946
6.10% due 04/15/18	1,488,000	1,673,847
5.50% due 02/15/18	1,300,000	1,438,239
Time Warner Cable, Inc.
6.75% due 07/01/18	3,625,000	4,070,882
Comcast Corp.
5.88% due 02/15/18	1,800,000	2,015,352
5.70% due 05/15/18	1,500,000	1,688,208
Vodafone Group plc
1.50% due 02/19/18	2,250,000	2,238,284
4.63% due 07/15/18	1,000,000	1,077,433
Rogers Communications, Inc.
6.80% due 08/15/18	2,550,000	2,943,998
Telefonica Emisiones SAU
3.19% due 04/27/18	2,300,000	2,383,628
British Telecommunications plc
5.95% due 01/15/18	1,981,000	2,206,495
Telecom Italia Capital S.A.
7.00% due 06/04/18	1,675,000	1,872,901
Deutsche Telekom International Finance BV
6.75% due 08/20/18	1,150,000	1,330,969
Expedia, Inc.
7.46% due 08/15/18	1,100,000	1,265,947
Thomson Reuters Corp.
6.50% due 07/15/18	1,000,000	1,136,356
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
1.75% due 01/15/18	1,050,000	1,049,537
Historic TW, Inc.
6.88% due 06/15/18	850,000	976,861
Viacom, Inc.
2.50% due 09/01/18	900,000	914,565
GTE Corp.
6.84% due 04/15/18	500,000	572,031
Total Communications		45,261,959

Energy - 7.8%
Shell International Finance BV
2.00% due 11/15/18	3,200,000	3,251,747
1.90% due 08/10/18	1,300,000	1,322,744

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Energy - 7.8% (continued)
BP Capital Markets plc
1.38% due 05/10/18	$1,800,000	$1,797,053
2.24% due 09/26/18	1,500,000	1,533,975
Chevron Corp.
1.72% due 06/24/18	3,250,000	3,284,096
Suncor Energy, Inc.
6.10% due 06/01/18	2,175,000	2,439,545
Nabors Industries, Inc.
6.15% due 02/15/18	2,200,000	2,385,060
TransCanada PipeLines Ltd.
6.50% due 08/15/18	2,060,000	2,352,979
Total Capital Canada Ltd.
1.45% due 01/15/18	2,050,000	2,060,350
Kinder Morgan Energy Partners, LP
5.95% due 02/15/18	1,720,000	1,894,685
Transocean, Inc.
6.00% due 03/15/181	1,810,000	1,850,725
Petroleos Mexicanos
5.75% due 03/01/18	1,450,000	1,598,625
Total Capital S.A.
2.13% due 08/10/18	1,500,000	1,529,187
Baker Hughes, Inc.
7.50% due 11/15/18	1,150,000	1,371,623
Energy Transfer Partners, LP
6.70% due 07/01/18	1,203,000	1,364,681
Marathon Oil Corp.
5.90% due 03/15/18	1,170,000	1,295,189
Petro-Canada
6.05% due 05/15/18	1,123,000	1,263,041
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
6.50% due 05/01/18	1,070,000	1,210,929
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.88% due 02/15/23	1,096,000	1,179,570
Southwestern Energy Co.
7.50% due 02/01/18	1,029,000	1,156,448
Equities Corp.
6.50% due 04/01/18	1,000,000	1,110,894
Spectra Energy Partners, LP
2.95% due 09/25/18	1,000,000	1,029,318
Spectra Energy Capital LLC
6.20% due 04/15/18	900,000	999,775
Canadian Natural Resources Ltd.
1.75% due 01/15/18	1,000,000	994,483
Devon Energy Corp.
2.25% due 12/15/18	900,000	909,661
Weatherford International Ltd.
6.00% due 03/15/18	850,000	904,976
ConocoPhillips
5.20% due 05/15/18	786,000	870,641
Occidental Petroleum Corp.
1.50% due 02/15/18	400,000	400,240
Total Energy		43,362,240

Consumer, Cyclical - 7.1%
Ford Motor Credit Company LLC
5.00% due 05/15/18	3,200,000	3,470,576
2.38% due 01/16/18	2,250,000	2,282,528
2.88% due 10/01/18	1,750,000	1,794,079
2.15% due 01/09/18	300,000	303,249
Wal-Mart Stores, Inc.
5.80% due 02/15/18	3,270,000	3,677,039
1.13% due 04/11/18	1,850,000	1,848,333
1.95% due 12/15/18	1,400,000	1,429,518
Toyota Motor Credit Corp.
2.00% due 10/24/18	3,000,000	3,046,707
1.38% due 01/10/18	2,150,000	2,160,045
1.45% due 01/12/18	1,500,000	1,509,324
Target Corp.
6.00% due 01/15/18	2,350,000	2,630,811
General Motors Co.
3.50% due 10/02/18	2,550,000	2,627,265
CVS Health Corp.
2.25% due 12/05/18	2,100,000	2,141,979
Home Depot, Inc.
2.25% due 09/10/18	1,800,000	1,848,811
McDonald’s Corp.
5.35% due 03/01/18	1,570,000	1,735,598
American Honda Finance Corp.
2.13% due 10/10/18	1,662,000	1,696,265
Nordstrom, Inc.
6.25% due 01/15/18	1,230,000	1,378,434
General Motors Financial Company, Inc.
3.25% due 05/15/18	1,250,000	1,280,900
Best Buy Company, Inc.
5.00% due 08/01/18	1,050,000	1,110,900
Staples, Inc.
2.75% due 01/12/18	850,000	858,356
Yum! Brands, Inc.
6.25% due 03/15/18	450,000	501,670
Total Consumer, Cyclical		39,332,387

Technology - 5.8%
Apple, Inc.
1.00% due 05/03/18	6,900,000	6,841,509
International Business Machines Corp.
7.63% due 10/15/18	3,650,000	4,371,601
1.25% due 02/08/18	1,100,000	1,101,238
Oracle Corp.
5.75% due 04/15/18	4,260,000	4,776,661
EMC Corp.
1.88% due 06/01/18	4,200,000	4,236,460
See notes to financial statements.
90 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Technology - 5.8% (continued)
Xerox Corp.
6.35% due 05/15/18	$2,210,000	$2,481,529
Microsoft Corp.
1.63% due 12/06/18	2,100,000	2,134,417
Computer Sciences Corp.
6.50% due 03/15/18	1,505,000	1,665,514
Hewlett-Packard Co.
5.50% due 03/01/18	1,350,000	1,491,662
Altera Corp.
2.50% due 11/15/18	1,000,000	1,021,723
Maxim Integrated Products, Inc.
2.50% due 11/15/18	900,000	910,504
Broadcom Corp.
2.70% due 11/01/18	750,000	775,832
Texas Instruments, Inc.
1.00% due 05/01/18	700,000	697,558
Total Technology		32,506,208

Industrial - 5.2%
John Deere Capital Corp.
1.95% due 12/13/18	1,650,000	1,675,015
5.75% due 09/10/18	1,300,000	1,477,522
5.35% due 04/03/18	600,000	667,424
Koninklijke Philips N.V.
5.75% due 03/11/18	2,320,000	2,574,179
Caterpillar Financial Services Corp.
5.45% due 04/15/18	1,300,000	1,446,751
7.05% due 10/01/18	900,000	1,056,968
United Parcel Service, Inc.
5.50% due 01/15/18	1,750,000	1,941,475
Precision Castparts Corp.
1.25% due 01/15/18	1,800,000	1,796,207
Honeywell International, Inc.
5.30% due 03/01/18	1,560,000	1,732,269
Caterpillar, Inc.
7.90% due 12/15/18	1,350,000	1,638,068
Northrop Grumman Corp.
1.75% due 06/01/18	1,600,000	1,602,464
Ingersoll-Rand Global Holding Company Ltd.
6.88% due 08/15/18	1,325,000	1,522,115
CSX Corp.
6.25% due 03/15/18	1,320,000	1,492,114
Waste Management, Inc.
6.10% due 03/15/18	1,200,000	1,346,499
CRH America, Inc.
8.13% due 07/15/18	1,100,000	1,297,911
Roper Technologies, Inc.
2.05% due 10/01/18	1,250,000	1,252,709
Republic Services, Inc.
3.80% due 05/15/18	1,150,000	1,218,780
Burlington Northern Santa Fe LLC
5.75% due 03/15/18	1,035,000	1,156,778
Thermo Fisher Scientific, Inc.
1.85% due 01/15/18	1,050,000	1,056,662
Norfolk Southern Corp.
5.75% due 04/01/18	925,000	1,030,777
Total Industrial		28,982,687

Utilities - 4.0%
Consolidated Edison Company of New York, Inc.
7.13% due 12/01/18	1,650,000	1,948,925
5.85% due 04/01/18	420,000	472,413
NiSource Finance Corp.
6.40% due 03/15/18	1,531,000	1,732,152
Berkshire Hathaway Energy Co.
5.75% due 04/01/18	1,500,000	1,670,646
Pacific Gas & Electric Co.
8.25% due 10/15/18	1,315,000	1,586,169
PECO Energy Co.
5.35% due 03/01/18	1,200,000	1,334,130
FirstEnergy Corp.
2.75% due 03/15/18	1,300,000	1,326,628
Oncor Electric Delivery Company LLC
6.80% due 09/01/18	1,000,000	1,161,423
Commonwealth Edison Co.
5.80% due 03/15/18	1,020,000	1,140,671
Nevada Power Co.
6.50% due 08/01/18	987,000	1,137,222
Duke Energy Corp.
2.10% due 06/15/18	1,100,000	1,120,992
Northern States Power Co.
5.25% due 03/01/18	985,000	1,081,774
Duke Energy Carolinas LLC
7.00% due 11/15/18	867,000	1,029,731
PacifiCorp
5.65% due 07/15/18	900,000	1,013,090
Duke Energy Florida, Inc.
5.65% due 06/15/18	900,000	1,012,144
Dominion Resources, Inc.
6.40% due 06/15/18	850,000	966,885
Virginia Electric & Power Co.
5.40% due 04/30/18	820,000	913,945
TransAlta Corp.
6.65% due 05/15/18	750,000	836,205
Southern Co.
2.45% due 09/01/18	800,000	821,738
Sempra Energy
6.15% due 06/15/18	265,000	299,568
Total Utilities		22,606,451

Basic Materials - 3.8%
Rio Tinto Finance USA Ltd.
6.50% due 07/15/18	2,950,000	3,368,608

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Basic Materials - 3.8% (continued)
EI du Pont de Nemours & Co.
6.00% due 07/15/18	$2,410,000	$2,732,891
Freeport-McMoRan, Inc.
2.38% due 03/15/18	2,650,000	2,641,308
Rio Tinto Finance USA plc
2.25% due 12/14/18	2,300,000	2,325,822
International Paper Co.
7.95% due 06/15/18	1,760,000	2,067,439
CF Industries, Inc.
6.88% due 05/01/18	1,480,000	1,680,900
Alcoa, Inc.
6.75% due 07/15/18	1,390,000	1,577,340
Barrick North America Finance LLC
6.80% due 09/15/18	950,000	1,087,064
Goldcorp, Inc.
2.13% due 03/15/18	1,050,000	1,058,155
Teck Resources Ltd.
2.50% due 02/01/18	1,000,000	995,857
Nucor Corp.
5.85% due 06/01/18	775,000	868,703
Dow Chemical Co.
5.70% due 05/15/18	650,000	725,947
Total Basic Materials		21,130,034
Total Corporate Bonds
(Cost $548,702,356)		552,751,029

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.5%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1046%	2,563,580	$2,563,580
Total Securities Lending Collateral
(Cost $2,563,580)		2,563,580
Total Investments - 99.5%
(Cost $551,265,936)		$555,314,609
Other Assets & Liabilities, net - 0.5%		2,894,645
Total Net Assets - 100.0%		$558,209,254

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at May 31, 2015 — See Note 2.
2	Securities lending collateral — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2018.

Country Diversification
% of Corporate
Country	Bonds
United States	81.0%
Canada	6.9%
United Kingdom	3.2%
Netherlands	2.1%
France	1.7%
Switzerland	1.2%
Mexico	0.7%
Other	3.2%
Total Corporate Bonds	100.0%

See notes to financial statements.
92 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 98.8%
Financial - 40.2%
Morgan Stanley
5.63% due 09/23/19	$3,600,000	$4,074,576
7.30% due 05/13/19	2,350,000	2,787,267
2.38% due 07/23/19	2,700,000	2,715,979
2.50% due 01/24/19	2,350,000	2,381,173
Bank of America Corp.
7.63% due 06/01/19	3,050,000	3,661,388
2.60% due 01/15/19	3,500,000	3,558,860
2.65% due 04/01/19	2,000,000	2,038,432
5.49% due 03/15/19	600,000	663,915
Goldman Sachs Group, Inc.
7.50% due 02/15/19	3,250,000	3,853,076
2.63% due 01/31/19	3,000,000	3,059,478
2.55% due 10/23/19	2,750,000	2,769,429
JPMorgan Chase & Co.
6.30% due 04/23/19	3,250,000	3,749,963
2.20% due 10/22/19	2,600,000	2,595,736
2.35% due 01/28/19	1,000,000	1,012,815
Citigroup, Inc.
8.50% due 05/22/19	2,727,000	3,367,300
2.50% due 07/29/19	2,000,000	2,018,970
2.55% due 04/08/19	1,900,000	1,928,299
Credit Suisse
2.30% due 05/28/19	3,200,000	3,221,385
5.30% due 08/13/19	1,050,000	1,182,208
Barclays Bank plc
6.75% due 05/22/19	1,900,000	2,237,222
2.50% due 02/20/19	1,500,000	1,528,898
Bank of Nova Scotia
2.13% due 09/11/19	2,000,000	2,025,290
2.05% due 06/05/191	1,500,000	1,509,551
Bank of New York Mellon Corp.
2.30% due 09/11/19	1,000,000	1,014,240
2.10% due 01/15/19	1,000,000	1,006,172
2.20% due 05/15/19	950,000	960,075
5.45% due 05/15/19	450,000	509,699
General Electric Capital Corp.
6.00% due 08/07/19	1,750,000	2,040,312
2.30% due 01/14/19	1,150,000	1,176,754
Simon Property Group, LP
5.65% due 02/01/20	1,020,000	1,177,181
2.20% due 02/01/19	1,000,000	1,016,030
10.35% due 04/01/19	750,000	962,967
Royal Bank of Canada
2.20% due 09/23/19	1,500,000	1,524,471
2.15% due 03/15/19	1,500,000	1,518,698
Wells Fargo & Co.
2.13% due 04/22/19	2,000,000	2,018,697
2.15% due 01/15/19	1,000,000	1,013,803
UBS AG/Stamford CT
2.38% due 08/14/19	3,000,000	3,021,588
Deutsche Bank AG
2.50% due 02/13/19	2,550,000	2,589,749
Toronto-Dominion Bank
2.13% due 07/02/19	1,500,000	1,515,588
2.25% due 11/05/19	1,000,000	1,014,167
American Express Credit Corp.
2.13% due 03/18/19	1,500,000	1,509,847
2.25% due 08/15/19	1,000,000	1,007,826
Svenska Handelsbanken AB
2.50% due 01/25/19	2,250,000	2,303,702
US Bank North America/Cincinnati OH
2.13% due 10/28/19	2,225,000	2,249,898
Royal Bank of Scotland Group plc
6.40% due 10/21/19	1,900,000	2,172,291
Barclays plc
2.75% due 11/08/19	1,950,000	1,972,610
BB&T Corp.
2.25% due 02/01/19	744,000	754,411
6.85% due 04/30/19	500,000	589,652
5.25% due 11/01/19	500,000	554,205
Sumitomo Mitsui Banking Corp.
2.45% due 01/10/19	1,750,000	1,783,703
PNC Bank North America
2.20% due 01/28/19	1,250,000	1,263,993
2.25% due 07/02/19	500,000	505,660
Manufacturers & Traders Trust Co.
2.30% due 01/30/19	1,000,000	1,013,265
2.25% due 07/25/19	700,000	705,311
Icahn Enterprises Limited Partnership /
Icahn Enterprises Finance Corp.
4.88% due 03/15/19	1,500,000	1,550,625
Lloyds Bank plc
2.35% due 09/05/19	1,500,000	1,513,994
Boston Properties, LP
5.88% due 10/15/19	1,250,000	1,432,133
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.25% due 01/14/19	1,350,000	1,371,451
HSBC USA, Inc.
2.38% due 11/13/19	1,000,000	1,006,553
2.25% due 06/23/19	350,000	349,335
National City Corp.
6.88% due 05/15/19	1,150,000	1,345,459
Abbey National Treasury Services plc
2.35% due 09/10/19	1,250,000	1,263,486
Private Export Funding Corp.
4.38% due 03/15/19	1,000,000	1,104,035
BlackRock, Inc.
5.00% due 12/10/19	950,000	1,073,698
American Tower Corp.
3.40% due 02/15/19	1,000,000	1,033,233
Nomura Holdings, Inc.
2.75% due 03/19/19	1,000,000	1,019,379

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Financial - 40.2% (continued)
Synchrony Financial
3.00% due 08/15/19	$1,000,000	$1,019,268
US Bancorp
2.20% due 04/25/19	1,000,000	1,018,961
BNP Paribas S.A.
2.45% due 03/17/19	1,000,000	1,018,742
KeyBank North America/Cleveland OH
2.50% due 12/15/19	1,000,000	1,016,155
BPCE S.A.
2.50% due 07/15/19	1,000,000	1,015,872
SunTrust Banks, Inc.
2.50% due 05/01/19	1,000,000	1,015,220
Fifth Third Bank/Cincinnati OH
2.38% due 04/25/19	1,000,000	1,014,274
Capital One Financial Corp.
2.45% due 04/24/19	1,000,000	1,010,391
Citizens Bank North America/Providence RI
2.45% due 12/04/19	1,000,000	1,009,883
American International Group, Inc.
2.30% due 07/16/19	1,000,000	1,007,728
MetLife, Inc.
7.72% due 02/15/19	800,000	964,229
Prudential Financial, Inc.
7.38% due 06/15/19	800,000	959,824
Berkshire Hathaway, Inc.
2.10% due 08/14/19	900,000	916,195
Capital One North America/Mclean VA
2.40% due 09/05/19	900,000	901,620
Huntington National Bank
2.20% due 04/01/19	900,000	900,178
Jefferies Group LLC
8.50% due 07/15/19	719,000	864,257
PNC Funding Corp.
6.70% due 06/10/19	700,000	825,438
American Express Co.
8.13% due 05/20/19	650,000	797,801
Health Care REIT, Inc.
4.13% due 04/01/19	600,000	640,835
Ventas Realty Limited Partnership / Ventas Capital Corp.
4.00% due 04/30/19	600,000	638,547
Weyerhaeuser Co.
7.38% due 10/01/19	500,000	597,913
TD Ameritrade Holding Corp.
5.60% due 12/01/19	500,000	575,975
Travelers Companies, Inc.
5.90% due 06/02/19	450,000	518,892
Bank of Montreal
2.38% due 01/25/19	500,000	509,903
Fifth Third Bancorp
2.30% due 03/01/19	500,000	505,016
Air Lease Corp.
3.38% due 01/15/19	420,000	431,550
Lincoln National Corp.
8.75% due 07/01/19	328,000	409,755
MUFG Union Bank North America
2.25% due 05/06/19	400,000	403,100
Capital One Bank USA North America
8.80% due 07/15/19	315,000	390,149
Realty Income Corp.
6.75% due 08/15/19	274,000	321,346
ACE INA Holdings, Inc.
5.90% due 06/15/19	200,000	229,374
Total Financial		137,919,547

Consumer, Non-cyclical - 15.5%
Pfizer, Inc.
6.20% due 03/15/19	2,850,000	3,300,414
2.10% due 05/15/19	1,750,000	1,777,687
Anheuser-Busch InBev Worldwide, Inc.
7.75% due 01/15/19	2,650,000	3,177,533
6.88% due 11/15/19	695,000	834,483
Novartis Securities Investment Ltd.
5.13% due 02/10/19	2,950,000	3,307,857
Procter & Gamble Co.
4.70% due 02/15/19	1,730,000	1,925,900
1.90% due 11/01/19	1,000,000	1,011,902
Becton Dickinson and Co.
5.00% due 05/15/19	950,000	1,050,316
6.38% due 08/01/19	700,000	814,842
2.68% due 12/15/19	500,000	508,367
Amgen, Inc.
2.20% due 05/22/19	1,250,000	1,257,711
5.70% due 02/01/19	985,000	1,113,976
HCA, Inc.
3.75% due 03/15/19	1,750,000	1,780,625
4.25% due 10/15/19	500,000	519,575
Anheuser-Busch InBev Finance, Inc.
2.15% due 02/01/19	1,900,000	1,921,806
General Mills, Inc.
2.20% due 10/21/19	1,000,000	1,006,490
5.65% due 02/15/19	800,000	902,265
Express Scripts Holding Co.
7.25% due 06/15/19	1,000,000	1,194,125
2.25% due 06/15/19	500,000	500,014
Merck Sharp & Dohme Corp.
5.00% due 06/30/19	1,450,000	1,632,162
UnitedHealth Group, Inc.
1.63% due 03/15/19	950,000	945,517
2.30% due 12/15/19	500,000	508,882
Altria Group, Inc.
9.25% due 08/06/19	1,057,000	1,345,155
Unilever Capital Corp.
2.20% due 03/06/19	1,000,000	1,021,394
4.80% due 02/15/19	200,000	222,791

See notes to financial statements.
94 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Consumer, Non-cyclical - 15.5% (continued)
AstraZeneca plc
1.95% due 09/18/19	$1,200,000	$1,207,748
Tyson Foods, Inc.
2.65% due 08/15/19	1,100,000	1,121,365
McKesson Corp.
2.28% due 03/15/19	1,100,000	1,108,340
Lorillard Tobacco Co.
8.13% due 06/23/19	900,000	1,092,748
Gilead Sciences, Inc.
2.05% due 04/01/19	1,000,000	1,013,495
Johnson & Johnson
1.88% due 12/05/19	1,000,000	1,010,418
Mondelez International, Inc.
2.25% due 02/01/19	933,000	945,074
Anthem, Inc.
2.25% due 08/15/19	800,000	802,090
7.00% due 02/15/19	100,000	116,192
Eli Lilly & Co.
1.95% due 03/15/19	900,000	908,724
Bottling Group LLC
5.13% due 01/15/19	800,000	893,487
PepsiCo, Inc.
2.25% due 01/07/19	800,000	815,643
Abbott Laboratories
5.13% due 04/01/19	650,000	730,755
Danaher Corp.
5.40% due 03/01/19	600,000	675,671
Baxter International, Inc.
4.50% due 08/15/19	600,000	658,491
Kellogg Co.
4.15% due 11/15/19	575,000	620,524
Mead Johnson Nutrition Co.
4.90% due 11/01/19	550,000	606,629
Zimmer Holdings, Inc.
4.63% due 11/30/19	500,000	548,144
ADT Corp.
4.13% due 04/15/191	500,000	511,250
Sysco Corp.
2.35% due 10/02/19	500,000	508,435
Princeton University
4.95% due 03/01/19	450,000	506,361
MasterCard, Inc.
2.00% due 04/01/19	500,000	505,082
Bristol-Myers Squibb Co.
1.75% due 03/01/19	500,000	502,090
Actavis Funding SCS
2.45% due 06/15/19	500,000	501,639
Philip Morris International, Inc.
1.88% due 01/15/19	500,000	501,580
Mylan, Inc.
2.55% due 03/28/19	500,000	501,455
Kroger Co.
2.30% due 01/15/19	300,000	303,678
Celgene Corp.
2.25% due 05/15/19	300,000	302,900
Colgate-Palmolive Co.
1.75% due 03/15/19	103,000	103,813
Total Consumer, Non-cyclical		53,205,610

Energy - 10.8%
Chevron Corp.
4.95% due 03/03/19	1,750,000	1,960,189
2.19% due 11/15/19	800,000	814,358
Shell International Finance BV
4.30% due 09/22/19	2,000,000	2,202,431
ConocoPhillips
5.75% due 02/01/19	1,880,000	2,144,485
Exxon Mobil Corp.
1.82% due 03/15/19	1,900,000	1,911,866
BP Capital Markets plc
4.75% due 03/10/19	850,000	937,933
2.24% due 05/10/19	900,000	912,328
Total Capital International S.A.
2.13% due 01/10/19	1,000,000	1,018,859
2.10% due 06/19/19	600,000	608,045
Kinder Morgan, Inc.
3.05% due 12/01/19	1,500,000	1,508,703
Enterprise Products Operating LLC
2.55% due 10/15/19	800,000	810,753
6.50% due 01/31/19	550,000	634,470
Halliburton Co.
6.15% due 09/15/19	1,123,000	1,307,123
Noble Energy, Inc.
8.25% due 03/01/19	1,075,000	1,292,686
Hess Corp.
8.13% due 02/15/19	1,069,000	1,283,785
Kinder Morgan Energy Partners, LP
2.65% due 02/01/19	650,000	650,344
9.00% due 02/01/19	500,000	606,364
Cenovus Energy, Inc.
5.70% due 10/15/19	1,098,000	1,234,993
Weatherford International Ltd.
9.63% due 03/01/19	995,000	1,171,834
EOG Resources, Inc.
5.63% due 06/01/19	950,000	1,086,125
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
2.60% due 12/15/19	1,000,000	1,003,386
Valero Energy Corp.
9.38% due 03/15/19	800,000	997,506
EQT Corp.
8.13% due 06/01/19	800,000	953,950
Talisman Energy, Inc.
7.75% due 06/01/19	800,000	931,420

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Energy - 10.8% (continued)
Magellan Midstream Partners, LP
6.55% due 07/15/19	$775,000	$901,514
Husky Energy, Inc.
7.25% due 12/15/19	690,000	819,080
Encana Corp.
6.50% due 05/15/19	700,000	801,440
Rowan Companies, Inc.
7.88% due 08/01/19	700,000	790,258
Pride International, Inc.
8.50% due 06/15/19	650,000	775,186
ONEOK Partners, LP
8.63% due 03/01/19	625,000	748,734
Anadarko Petroleum Corp.
8.70% due 03/15/19	600,000	732,138
Spectra Energy Capital LLC
8.00% due 10/01/19	600,000	720,487
SESI LLC
6.38% due 05/01/19	694,000	716,555
Devon Energy Corp.
6.30% due 01/15/19	550,000	626,030
TransCanada PipeLines Ltd.
7.13% due 01/15/19	460,000	539,309
Diamond Offshore Drilling, Inc.
5.88% due 05/01/191	450,000	505,453
Enbridge Energy Partners, LP
9.88% due 03/01/19	390,000	487,973
Total Energy		37,148,093

Communications - 9.8%
Time Warner Cable, Inc.
8.25% due 04/01/19	2,530,000	2,999,804
8.75% due 02/14/19	1,000,000	1,194,148
Cisco Systems, Inc.
4.95% due 02/15/19	2,150,000	2,404,072
2.13% due 03/01/19	1,700,000	1,732,966
AT&T, Inc.
5.80% due 02/15/19	2,450,000	2,766,872
2.30% due 03/11/191	800,000	806,946
Verizon Communications, Inc.
6.35% due 04/01/19	1,650,000	1,902,342
2.55% due 06/17/19	1,000,000	1,021,070
Orange S.A.
5.38% due 07/08/19	1,400,000	1,579,412
2.75% due 02/06/19	300,000	308,261
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
5.88% due 10/01/19	1,100,000	1,256,721
Walt Disney Co.
1.85% due 05/30/19	800,000	806,644
5.50% due 03/15/19	350,000	399,434
eBay, Inc.
2.20% due 08/01/19	1,200,000	1,201,661
Deutsche Telekom International Finance BV
6.00% due 07/08/19	1,000,000	1,157,255
Telefonica Emisiones SAU
5.88% due 07/15/19	1,000,000	1,141,003
Vodafone Group plc
5.45% due 06/10/19	1,000,000	1,119,692
Amazon.com, Inc.
2.60% due 12/05/19	1,000,000	1,019,141
Telecom Italia Capital S.A.
7.18% due 06/18/19	850,000	965,813
Omnicom Group, Inc.
6.25% due 07/15/19	778,000	898,215
America Movil SAB de CV
5.00% due 10/16/19	800,000	892,088
Comcast Corp.
5.70% due 07/01/19	750,000	864,360
21st Century Fox America, Inc.
6.90% due 03/01/19	700,000	824,391
Time Warner, Inc.
2.10% due 06/01/19	800,000	799,262
CBS Corp.
2.30% due 08/15/19	700,000	698,480
Viacom, Inc.
5.63% due 09/15/19	600,000	672,469
Thomson Reuters Corp.
4.70% due 10/15/19	600,000	659,637
British Telecommunications plc
2.35% due 02/14/19	600,000	609,283
Discovery Communications LLC
5.63% due 08/15/19	500,000	563,096
Scripps Networks Interactive, Inc.
2.75% due 11/15/19	300,000	301,919
Total Communications		33,566,457

Industrial - 6.3%
Caterpillar Financial Services Corp.
7.15% due 02/15/19	850,000	1,011,226
2.10% due 06/09/19	800,000	810,216
2.25% due 12/01/19	600,000	609,415
Lockheed Martin Corp.
4.25% due 11/15/19	1,250,000	1,374,250
United Technologies Corp.
6.13% due 02/01/19	1,150,000	1,323,476
United Parcel Service, Inc.
5.13% due 04/01/19	1,100,000	1,240,582
FedEx Corp.
8.00% due 01/15/19	1,000,000	1,209,050
Burlington Northern Santa Fe LLC
4.70% due 10/01/19	1,050,000	1,169,522
Thermo Fisher Scientific, Inc.
2.40% due 02/01/19	1,150,000	1,159,479
Illinois Tool Works, Inc.
6.25% due 04/01/19	1,000,000	1,153,750

See notes to financial statements.
96 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Industrial - 6.3% (continued)
Deere & Co.
4.38% due 10/16/19	$1,000,000	$1,103,100
L-3 Communications Corp.
5.20% due 10/15/19	1,000,000	1,093,911
Republic Services, Inc.
5.50% due 09/15/19	950,000	1,074,838
John Deere Capital Corp.
2.25% due 04/17/19	500,000	509,237
2.30% due 09/16/19	500,000	508,309
Boeing Co.
6.00% due 03/15/19	800,000	923,785
Honeywell International, Inc.
5.00% due 02/15/19	800,000	895,662
Canadian National Railway Co.
5.55% due 03/01/19	700,000	796,140
Northrop Grumman Corp.
5.05% due 08/01/19	700,000	781,281
Amphenol Corp.
2.55% due 01/30/19	730,000	744,182
3M Co.
1.63% due 06/15/19	500,000	501,183
CSX Corp.
7.38% due 02/01/19	400,000	475,456
Boeing Capital Corp.
4.70% due 10/27/19	350,000	392,838
Emerson Electric Co.
4.88% due 10/15/19	300,000	335,963
Norfolk Southern Corp.
5.90% due 06/15/19	200,000	229,206
Roper Technologies, Inc.
6.25% due 09/01/19	100,000	115,215
Total Industrial		21,541,272

Technology - 4.7%
Oracle Corp.
5.00% due 07/08/19	2,300,000	2,582,223
2.25% due 10/08/19	1,900,000	1,928,061
2.38% due 01/15/19	1,500,000	1,536,728
International Business Machines Corp.
8.38% due 11/01/19	900,000	1,147,447
1.95% due 02/12/19	500,000	506,529
1.88% due 05/15/19	400,000	403,898
Apple, Inc.
2.10% due 05/06/19	1,900,000	1,936,049
Hewlett-Packard Co.
2.75% due 01/14/19	1,400,000	1,431,286
Xerox Corp.
5.63% due 12/15/19	750,000	846,620
2.75% due 03/15/19	400,000	408,461
CA, Inc.
5.38% due 12/01/19	1,100,000	1,227,494
Microsoft Corp.
4.20% due 06/01/19	950,000	1,048,341
Texas Instruments, Inc.
1.65% due 08/03/19	800,000	797,138
Xilinx, Inc.
2.13% due 03/15/19	300,000	301,340
Total Technology		16,101,615

Consumer, Cyclical - 4.6%
Ford Motor Credit Company LLC
2.38% due 03/12/19	1,250,000	1,261,070
2.60% due 11/04/19	1,250,000	1,257,941
Toyota Motor Credit Corp.
2.13% due 07/18/19	1,241,000	1,256,252
2.10% due 01/17/19	900,000	911,502
Costco Wholesale Corp.
1.70% due 12/15/19	1,300,000	1,301,455
Walgreens Boots Alliance, Inc.
2.70% due 11/18/19	1,250,000	1,269,960
Walgreen Co.
5.25% due 01/15/19	1,100,000	1,223,529
General Motors Financial Company, Inc.
3.50% due 07/10/19	1,000,000	1,022,089
Mattel, Inc.
2.35% due 05/06/19	900,000	901,531
Lowe’s Companies, Inc.
4.63% due 04/15/20	800,000	888,287
American Honda Finance Corp.
2.25% due 08/15/19	850,000	862,833
Marriott International, Inc.
3.00% due 03/01/19	800,000	822,930
Home Depot, Inc.
2.00% due 06/15/19	800,000	811,152
CVS Health Corp.
2.25% due 08/12/19	500,000	504,032
6.60% due 03/15/19	200,000	233,241
Target Corp.
2.30% due 06/26/19	700,000	713,812
Wal-Mart Stores, Inc.
4.13% due 02/01/19	600,000	655,575
Total Consumer, Cyclical		15,897,191

Basic Materials - 4.2%
Dow Chemical Co.
8.55% due 05/15/19	2,450,000	3,013,588
LyondellBasell Industries N.V.
5.00% due 04/15/19	2,000,000	2,194,828
Rio Tinto Finance USA Ltd.
9.00% due 05/01/19	1,500,000	1,890,224
Praxair, Inc.
4.50% due 08/15/19	1,025,000	1,131,228
Alcoa, Inc.
5.72% due 02/23/19	800,000	884,252

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Basic Materials - 4.2% (continued)
Newmont Mining Corp.
5.13% due 10/01/19	$800,000	$877,193
Potash Corporation of Saskatchewan, Inc.
6.50% due 05/15/19	650,000	758,015
Barrick Gold Corp.
6.95% due 04/01/19	650,000	757,408
EI du Pont de Nemours & Co.
5.75% due 03/15/19	600,000	682,647
Teck Resources Ltd.
3.00% due 03/01/191	600,000	595,377
Agrium, Inc.
6.75% due 01/15/19	500,000	578,769
International Paper Co.
9.38% due 05/15/19	400,000	502,054
Monsanto Co.
2.13% due 07/15/19	300,000	300,654
Lubrizol Corp.
8.88% due 02/01/19	230,000	284,621
Total Basic Materials		14,450,858

Utilities - 2.7%
Dominion Resources, Inc.
5.20% due 08/15/19	1,100,000	1,226,781
2.50% due 12/01/19	400,000	404,951
Exelon Generation Company LLC
5.20% due 10/01/19	900,000	999,088
Duke Energy Progress, Inc.
5.30% due 01/15/19	763,000	857,249
NextEra Energy Capital Holdings, Inc.
6.00% due 03/01/19	700,000	796,048
Duke Energy Corp.
5.05% due 09/15/19	700,000	784,932
Entergy Texas, Inc.
7.13% due 02/01/19	650,000	766,477
Xcel Energy, Inc.
4.70% due 05/15/20	625,000	688,814
Sempra Energy
9.80% due 02/15/19	500,000	638,721
Consumers Energy Co.
6.70% due 09/15/19	502,000	597,366
Georgia Power Co.
4.25% due 12/01/19	300,000	329,090
MidAmerican Energy Co.
2.40% due 03/15/19	300,000	307,018
Nevada Power Co.
7.13% due 03/15/19	250,000	296,543
Arizona Public Service Co.
8.75% due 03/01/19	200,000	248,589
NiSource Finance Corp.
6.80% due 01/15/19	150,000	174,626
Total Utilities		9,116,293

		Value
Total Corporate Bonds
(Cost $336,872,918)		$338,946,936

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.9%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1046%	3,036,000	$3,036,000
Total Securities Lending Collateral
(Cost $3,036,000)		3,036,000
Total Investments - 99.7%
(Cost $339,908,918)		$341,982,936
Other Assets & Liabilities, net - 0.3%		1,095,124
Total Net Assets - 100.0%		$343,078,060

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at May 31, 2015 — See Note 2.
2	Securities lending collateral — See Note 2.

plc	Public Limited Company REIT Real Estate Investment Trust

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2019.

Country Diversification
% of Corporate
Country	Bonds
United States	79.0%
Canada	5.3%
United Kingdom	4.6%
Switzerland	2.2%
Netherlands	2.0%
France	1.6%
Bermuda	1.3%
Other	4.0%
Total Corporate Bonds	100.0%

See notes to financial statements.
98 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 98.7%
Financial - 34.9%
JPMorgan Chase & Co.
4.25% due 10/15/20	$3,790,000	$4,110,319
4.40% due 07/22/20	3,500,000	3,823,131
4.95% due 03/25/20	2,300,000	2,564,447
2.25% due 01/23/20	2,500,000	2,488,583
General Electric Capital Corp.
5.50% due 01/08/20	3,100,000	3,572,135
4.38% due 09/16/20	2,800,000	3,100,905
2.20% due 01/09/20	3,000,000	3,040,830
5.55% due 05/04/20	1,800,000	2,091,591
Goldman Sachs Group, Inc.
5.38% due 03/15/20	4,000,000	4,498,135
6.00% due 06/15/20	2,550,000	2,945,579
Morgan Stanley
5.50% due 01/26/20	3,650,000	4,123,343
5.50% due 07/24/20	2,450,000	2,788,004
Bank of America Corp.
5.63% due 07/01/20	4,850,000	5,552,454
Citigroup, Inc.
2.40% due 02/18/20	3,000,000	2,998,062
5.38% due 08/09/20	2,150,000	2,436,462
Barclays Bank plc
5.14% due 10/14/20	2,350,000	2,603,608
5.13% due 01/08/20	1,850,000	2,101,881
Credit Suisse NY
5.40% due 01/14/20	2,740,000	3,056,407
4.38% due 08/05/20	1,250,000	1,376,459
UBS AG/Stamford CT
4.88% due 08/04/20	3,100,000	3,489,419
American International Group, Inc.
6.40% due 12/15/20	1,550,000	1,854,875
3.38% due 08/15/20	1,500,000	1,562,534
HCP, Inc.
5.38% due 02/01/21	1,950,000	2,186,540
2.63% due 02/01/20	750,000	749,685
PNC Funding Corp.
5.13% due 02/08/20	1,850,000	2,092,515
4.38% due 08/11/20	700,000	773,378
Nomura Holdings, Inc.
6.70% due 03/04/20	2,400,000	2,856,134
Icahn Enterprises Limited Partnership /
Icahn Enterprises Finance Corp.
6.00% due 08/01/20	2,350,000	2,535,062
Royal Bank of Scotland plc
5.63% due 08/24/20	1,800,000	2,068,686
Boston Properties, LP
5.63% due 11/15/20	1,650,000	1,912,721
Aon Corp.
5.00% due 09/30/20	1,600,000	1,786,021
ERP Operating, LP
4.75% due 07/15/20	1,550,000	1,726,455
HSBC Bank USA North America
4.88% due 08/24/20	1,500,000	1,680,906
Prudential Financial, Inc.
5.38% due 06/21/20	800,000	911,966
4.50% due 11/15/20	600,000	663,769
BB&T Corp.
2.45% due 01/15/20	1,500,000	1,511,282
Wells Fargo & Co.
2.15% due 01/30/20	1,500,000	1,500,696
Digital Realty Trust, LP
5.88% due 02/01/20	1,250,000	1,420,081
Manulife Financial Corp.
4.90% due 09/17/20	1,200,000	1,333,997
Lazard Group LLC
4.25% due 11/14/20	1,250,000	1,328,988
Northern Trust Corp.
3.45% due 11/04/20	1,200,000	1,279,121
Bank of New York Mellon Corp.
4.60% due 01/15/20	1,000,000	1,110,166
Simon Property Group, LP
4.38% due 03/01/21	1,000,000	1,101,138
Ares Capital Corp.
3.88% due 01/15/20	1,000,000	1,017,906
HSBC USA, Inc.
5.00% due 09/27/20	800,000	898,362
Discover Bank/Greenwood DE
7.00% due 04/15/20	750,000	881,363
NASDAQ OMX Group, Inc.
5.55% due 01/15/20	750,000	839,260
Ameriprise Financial, Inc.
5.30% due 03/15/20	700,000	801,954
Berkshire Hathaway Finance Corp.
2.90% due 10/15/20	750,000	785,183
American Tower Corp.
5.05% due 09/01/20	700,000	771,118
Charles Schwab Corp.
4.45% due 07/22/20	650,000	724,855
Hartford Financial Services Group, Inc.
5.50% due 03/30/20	600,000	683,242
Travelers Companies, Inc.
3.90% due 11/01/20	550,000	598,787
AEGON Funding Company LLC
5.75% due 12/15/20	500,000	577,380
CNA Financial Corp.
5.88% due 08/15/20	500,000	576,665
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.70% due 04/01/20	550,000	555,820
Prologis, LP
6.88% due 03/15/20	91,000	107,398
Total Financial		108,527,763
See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Consumer, Non-cyclical - 18.1%
Anheuser-Busch InBev Worldwide, Inc.
5.38% due 01/15/20	$3,350,000	$3,824,032
5.00% due 04/15/20	1,830,000	2,072,965
HCA, Inc.
6.50% due 02/15/20	4,350,000	4,866,563
Coca-Cola Co.
2.45% due 11/01/20	1,850,000	1,902,148
3.15% due 11/15/20	1,600,000	1,694,192
PepsiCo, Inc.
4.50% due 01/15/20	1,880,000	2,092,024
3.13% due 11/01/20	950,000	999,341
Medtronic, Inc.
4.45% due 03/15/20	1,450,000	1,607,457
4.13% due 03/15/21	1,150,000	1,263,390
Altria Group, Inc.
2.63% due 01/14/20	2,000,000	2,017,100
Kraft Foods Group, Inc.
5.38% due 02/10/20	1,600,000	1,802,600
Kellogg Co.
4.00% due 12/15/20	1,650,000	1,777,661
Merck & Company, Inc.
3.88% due 01/15/21	1,600,000	1,738,705
Boston Scientific Corp.
6.00% due 01/15/20	1,450,000	1,662,245
Johnson & Johnson
2.95% due 09/01/20	1,450,000	1,533,502
Kroger Co.
6.15% due 01/15/20	1,300,000	1,509,997
Lorillard Tobacco Co.
6.88% due 05/01/20	1,200,000	1,411,778
Philip Morris International, Inc.
4.50% due 03/26/20	1,250,000	1,387,598
Diageo Capital plc
4.83% due 07/15/20	1,200,000	1,356,808
Novartis Capital Corp.
4.40% due 04/24/20	1,150,000	1,286,858
Life Technologies Corp.
6.00% due 03/01/20	1,110,000	1,275,015
Anthem, Inc.
4.35% due 08/15/20	1,150,000	1,262,567
Amgen, Inc.
3.45% due 10/01/20	1,200,000	1,259,003
Becton Dickinson and Co.
3.25% due 11/12/20	1,200,000	1,248,355
McKesson Corp.
4.75% due 03/01/21	1,000,000	1,106,449
Gilead Sciences, Inc.
2.35% due 02/01/20	1,000,000	1,020,216
Aetna, Inc.
3.95% due 09/01/20	900,000	971,827
Mondelez International, Inc.
5.38% due 02/10/20	850,000	964,476
Moody’s Corp.
5.50% due 09/01/20	850,000	961,435
Coca-Cola Femsa SAB de CV
4.63% due 02/15/20	850,000	934,847
Allergan Incorporated/United States
3.38% due 09/15/20	900,000	917,709
Covidien International Finance S.A.
4.20% due 06/15/20	800,000	880,075
Medco Health Solutions, Inc.
4.13% due 09/15/20	800,000	861,728
Abbott Laboratories
4.13% due 05/27/20	700,000	772,169
Coca-Cola Enterprises, Inc.
3.50% due 09/15/20	700,000	746,790
Stryker Corp.
4.38% due 01/15/20	600,000	662,973
Laboratory Corporation of America Holdings
4.63% due 11/15/20	600,000	656,756
CR Bard, Inc.
4.40% due 01/15/21	600,000	653,981
Cardinal Health, Inc.
4.63% due 12/15/20	500,000	556,383
Celgene Corp.
3.95% due 10/15/20	500,000	538,424
Quest Diagnostics, Inc.
4.75% due 01/30/20	350,000	386,455
Total Consumer, Non-cyclical		56,444,597

Communications - 12.6%
Verizon Communications, Inc.
4.50% due 09/15/20	4,650,000	5,077,541
2.63% due 02/21/20	4,000,000	4,039,084
NBCUniversal Media LLC
5.15% due 04/30/20	3,250,000	3,701,126
Time Warner Cable, Inc.
5.00% due 02/01/20	2,450,000	2,644,495
4.13% due 02/15/21	990,000	1,028,716
Cisco Systems, Inc.
4.45% due 01/15/20	3,200,000	3,558,352
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
4.60% due 02/15/21	1,600,000	1,724,968
5.20% due 03/15/20	1,350,000	1,506,592
America Movil SAB de CV
5.00% due 03/30/20	2,400,000	2,698,944
Comcast Corp.
5.15% due 03/01/20	1,900,000	2,162,702
Telefonica Emisiones SAU
5.13% due 04/27/20	1,840,000	2,048,308

See notes to financial statements.
100 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Communications - 12.6% (continued)
Discovery Communications LLC
5.05% due 06/01/20	$1,750,000	$1,946,635
Symantec Corp.
4.20% due 09/15/20	1,800,000	1,898,057
Time Warner, Inc.
4.88% due 03/15/20	1,400,000	1,552,698
Expedia, Inc.
5.95% due 08/15/20	1,150,000	1,293,046
Omnicom Group, Inc.
4.45% due 08/15/20	1,000,000	1,092,754
CBS Corp.
5.75% due 04/15/20	600,000	685,730
eBay, Inc.
3.25% due 10/15/20	500,000	517,805
Total Communications		39,177,553

Energy - 12.1%
Williams Partners, LP
5.25% due 03/15/20	1,950,000	2,169,869
4.13% due 11/15/20	1,500,000	1,586,705
Kinder Morgan Energy Partners, LP
6.85% due 02/15/20	1,200,000	1,398,521
6.50% due 04/01/20	925,000	1,067,074
5.30% due 09/15/20	850,000	935,042
BP Capital Markets plc
4.50% due 10/01/20	2,250,000	2,492,735
2.52% due 01/15/20	450,000	459,102
Total Capital S.A.
4.45% due 06/24/20	2,300,000	2,551,882
Enterprise Products Operating LLC
5.20% due 09/01/20	1,600,000	1,808,166
5.25% due 01/31/20	600,000	675,367
Occidental Petroleum Corp.
4.10% due 02/01/21	2,200,000	2,406,668
TransCanada PipeLines Ltd.
3.80% due 10/01/20	2,050,000	2,194,356
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
5.75% due 01/15/20	1,200,000	1,362,052
5.00% due 02/01/21	500,000	552,397
Chevron Corp.
2.43% due 06/24/20	1,500,000	1,532,751
Pride International, Inc.
6.88% due 08/15/20	1,300,000	1,503,227
Transocean, Inc.
6.50% due 11/15/201	1,500,000	1,436,250
Shell International Finance BV
4.38% due 03/25/20	1,250,000	1,385,243
Weatherford International Ltd.
5.13% due 09/15/20	1,350,000	1,385,092
Nabors Industries, Inc.
5.00% due 09/15/20	1,300,000	1,348,476
ConocoPhillips
6.00% due 01/15/20	1,150,000	1,345,540
Valero Energy Corp.
6.13% due 02/01/20	1,050,000	1,218,239
EOG Resources, Inc.
4.40% due 06/01/20	800,000	887,644
2.45% due 04/01/20	300,000	304,795
Energy Transfer Partners, LP
4.15% due 10/01/20	1,000,000	1,047,082
Buckeye Partners, LP
4.87% due 02/01/21	950,000	994,178
Enbridge Energy Partners, LP
5.20% due 03/15/20	900,000	985,718
Hiland Partners Limited Partnership /
Hiland Partners Finance Corp.
7.25% due 10/01/202	500,000	546,250
Total Energy		37,580,421

Consumer, Cyclical - 5.2%
Wal-Mart Stores, Inc.
3.25% due 10/25/20	2,500,000	2,662,417
3.63% due 07/08/20	2,150,000	2,322,359
Ford Motor Credit Company LLC
8.13% due 01/15/20	1,700,000	2,106,532
Target Corp.
3.88% due 07/15/20	1,450,000	1,578,689
Carnival Corp.
3.95% due 10/15/20	1,300,000	1,384,382
Best Buy Company, Inc.
5.50% due 03/15/21	1,100,000	1,163,250
Nordstrom, Inc.
4.75% due 05/01/20	850,000	951,025
Johnson Controls, Inc.
5.00% due 03/30/20	800,000	889,417
O’Reilly Automotive, Inc.
4.88% due 01/14/21	700,000	775,772
AutoZone, Inc.
4.00% due 11/15/20	700,000	752,665
Toyota Motor Credit Corp.
4.50% due 06/17/20	650,000	726,387
Home Depot, Inc.
3.95% due 09/15/20	500,000	550,510
Newell Rubbermaid, Inc.
4.70% due 08/15/20	350,000	385,714
Total Consumer, Cyclical		16,249,119

Basic Materials - 5.2%
Dow Chemical Co.
4.25% due 11/15/20	3,000,000	3,254,881
Rockwood Specialties Group, Inc.
4.63% due 10/15/20	1,950,000	2,037,750
Alcoa, Inc.
6.15% due 08/15/20	1,620,000	1,825,322

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Basic Materials - 5.2% (continued)
EI du Pont de Nemours & Co.
4.63% due 01/15/20	$1,550,000	$1,724,621
CF Industries, Inc.
7.13% due 05/01/20	1,341,000	1,608,469
Freeport-McMoRan, Inc.
3.10% due 03/15/201	1,550,000	1,553,777
Rio Tinto Finance USA Ltd.
3.50% due 11/02/20	1,400,000	1,479,246
Eastman Chemical Co.
2.70% due 01/15/20	1,000,000	1,010,039
Plum Creek Timberlands, LP
4.70% due 03/15/21	900,000	972,500
Potash Corporation of Saskatchewan, Inc.
4.88% due 03/30/20	450,000	501,221
PPG Industries, Inc.
3.60% due 11/15/20	200,000	210,681
Total Basic Materials		16,178,507

Industrial - 4.6%
Raytheon Co.
3.13% due 10/15/20	1,900,000	1,988,061
4.40% due 02/15/20	700,000	775,179
L-3 Communications Corp.
4.75% due 07/15/20	1,250,000	1,338,346
4.95% due 02/15/21	895,000	964,209
Republic Services, Inc.
5.00% due 03/01/20	1,902,000	2,117,543
United Technologies Corp.
4.50% due 04/15/20	1,750,000	1,953,245
Waste Management, Inc.
4.75% due 06/30/20	800,000	893,194
Masco Corp.
7.13% due 03/15/20	750,000	890,250
John Deere Capital Corp.
1.70% due 01/15/20	850,000	841,242
Union Pacific Corp.
4.00% due 02/01/21	700,000	769,870
CSX Corp.
3.70% due 10/30/20	700,000	749,773
Agilent Technologies, Inc.
5.00% due 07/15/20	550,000	609,250
Boeing Co.
4.88% due 02/15/20	400,000	455,587
Total Industrial		14,345,749

Technology - 3.7%
EMC Corp.
2.65% due 06/01/20	2,850,000	2,916,568
Hewlett-Packard Co.
3.75% due 12/01/20	2,200,000	2,293,867
International Business Machines Corp.
1.63% due 05/15/20	1,900,000	1,870,618
Oracle Corp.
3.88% due 07/15/20	1,700,000	1,855,633
Microsoft Corp.
3.00% due 10/01/20	1,300,000	1,370,814
Adobe Systems, Inc.
4.75% due 02/01/20	1,000,000	1,114,974
Total Technology		11,422,474

Utilities - 2.3%
Exelon Generation Company LLC
4.00% due 10/01/20	1,242,000	1,309,426
Pacific Gas & Electric Co.
3.50% due 10/01/20	1,115,000	1,173,076
CenterPoint Energy Resources Corp.
4.50% due 01/15/21	950,000	1,037,676
Constellation Energy Group, Inc.
5.15% due 12/01/20	813,000	907,962
Commonwealth Edison Co.
4.00% due 08/01/20	800,000	868,466
NiSource Finance Corp.
5.45% due 09/15/20	750,000	859,868
Duke Energy Indiana, Inc.
3.75% due 07/15/20	600,000	644,936
Progress Energy, Inc.
4.40% due 01/15/21	370,000	402,887
Total Utilities		7,204,297
Total Corporate Bonds
(Cost $303,364,476)		307,130,480

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.8%
BNY Mellon Separately Managed Cash
Collateral Account, 0.1046%	2,453,200	$2,453,200
Total Securities Lending Collateral
(Cost $2,453,200)		2,453,200
Total Investments - 99.5%
(Cost $305,817,676)		$309,583,680
Other Assets & Liabilities, net - 0.5%		1,504,173
Total Net Assets - 100.0%		$311,087,853

See notes to financial statements.
102 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

†	Value determined based on Level 1 inputs – See Note 4.
††	Value determined based on Level 2 inputs – See Note 4.
1	All or portion of this security is on loan at May 31, 2015 – See Note 2.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $546,250 or 0.2% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral – See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2020.

Country Diversification
% of
Country	Corporate Bonds
United States	86.3%
United Kingdom	3.6%
Switzerland	2.6%
Canada	1.3%
Mexico	1.2%
Japan	0.9%
France	0.8%
Spain	0.7%
Australia	0.5%
Cayman Islands	0.5%
Netherlands	0.5%
Bermuda	0.4%
Panama	0.4%
Luxembourg	0.3%
Total Corporate Bonds	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 103

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 98.7%
Financial - 32.5%
General Electric Capital Corp.
4.65% due 10/17/21	$2,200,000	$2,468,583
4.63% due 01/07/21	1,550,000	1,736,042
5.30% due 02/11/21	1,475,000	1,698,244
JPMorgan Chase & Co.
4.35% due 08/15/21	2,500,000	2,715,470
4.63% due 05/10/21	1,650,000	1,818,425
Morgan Stanley
5.75% due 01/25/21	1,899,000	2,194,445
5.50% due 07/28/21	1,700,000	1,948,994
Wells Fargo & Co.
4.60% due 04/01/21	2,050,000	2,283,912
3.00% due 01/22/21	950,000	977,626
Bank of America Corp.
5.00% due 05/13/21	1,550,000	1,728,397
5.88% due 01/05/21	965,000	1,115,117
Goldman Sachs Group, Inc.
5.25% due 07/27/21	2,500,000	2,823,515
HSBC Finance Corp.
6.68% due 01/15/21	2,350,000	2,768,875
BNP Paribas S.A.
5.00% due 01/15/21	1,800,000	2,022,930
HSBC Holdings plc
5.10% due 04/05/21	1,350,000	1,529,800
Bank of New York Mellon Corp.
3.55% due 09/23/21	1,075,000	1,139,387
4.15% due 02/01/21	300,000	328,057
Bank of Nova Scotia
2.80% due 07/21/21	750,000	766,583
4.38% due 01/13/21	600,000	662,189
Capital One Financial Corp.
4.75% due 07/15/21	1,100,000	1,217,553
Credit Suisse NY
3.00% due 10/29/21	1,200,000	1,209,104
Lloyds Bank plc
6.38% due 01/21/21	1,000,000	1,189,510
US Bancorp
4.13% due 05/24/21	950,000	1,044,381
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50% due 01/11/21	900,000	998,318
Ventas Realty Limited Partnership / Ventas Capital Corp.
4.75% due 06/01/21	700,000	769,487
4.25% due 03/01/22	200,000	212,425
Berkshire Hathaway Finance Corp.
4.25% due 01/15/21	850,000	940,901
ERP Operating, LP
4.63% due 12/15/21	850,000	940,263
KeyCorp
5.10% due 03/24/21	800,000	902,352
Marsh & McLennan Companies, Inc.
4.80% due 07/15/21	800,000	893,158
Northern Trust Corp.
3.38% due 08/23/21	800,000	853,558
MetLife, Inc.
4.75% due 02/08/21	700,000	788,264
State Street Corp.
4.38% due 03/07/21	700,000	781,369
Capital One North America/Mclean VA
2.95% due 07/23/21	750,000	752,717
Boston Properties, LP
4.13% due 05/15/21	600,000	652,922
American Tower Corp.
5.90% due 11/01/21	350,000	398,193
3.45% due 09/15/21	250,000	252,540
Simon Property Group, LP
4.13% due 12/01/21	550,000	602,791
Jefferies Group LLC
6.88% due 04/15/21	450,000	520,358
Synchrony Financial
3.75% due 08/15/21	500,000	513,201
Branch Banking & Trust Co.
2.85% due 04/01/21	500,000	512,159
Kimco Realty Corp.
3.20% due 05/01/21	500,000	511,087
Discover Bank/Greenwood DE
3.20% due 08/09/21	500,000	499,938
Royal Bank of Scotland plc
6.13% due 01/11/21	400,000	470,944
Fifth Third Bank/Cincinnati OH
2.88% due 10/01/21	427,000	428,892
BlackRock, Inc.
4.25% due 05/24/21	350,000	387,192
Berkshire Hathaway, Inc.
3.75% due 08/15/21	350,000	381,150
Health Care REIT, Inc.
5.25% due 01/15/22	300,000	334,293
Air Lease Corp.
3.88% due 04/01/21	250,000	258,125
Prologis, LP
3.35% due 02/01/21	250,000	257,695
Willis Group Holdings plc
5.75% due 03/15/21	200,000	224,324
Progressive Corp.
3.75% due 08/23/21	200,000	215,465
Total Financial		53,641,220

Consumer, Non-cyclical - 13.0%
Gilead Sciences, Inc.
4.40% due 12/01/21	1,100,000	1,221,232
4.50% due 04/01/21	600,000	672,838
Amgen, Inc.
3.88% due 11/15/21	950,000	1,011,995
4.10% due 06/15/21	800,000	862,540
Sanofi
4.00% due 03/29/21	1,700,000	1,857,056

See notes to financial statements.
104 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Consumer, Non-cyclical - 13.0% (continued)
Altria Group, Inc.
4.75% due 05/05/21	$1,400,000	$1,553,308
Coca-Cola Co.
3.30% due 09/01/21	1,100,000	1,169,604
Coventry Health Care, Inc.
5.45% due 06/15/21	850,000	982,185
Express Scripts Holding Co.
4.75% due 11/15/21	875,000	969,633
General Mills, Inc.
3.15% due 12/15/21	900,000	926,471
Kroger Co.
3.30% due 01/15/21	450,000	465,096
2.95% due 11/01/21	400,000	403,590
UnitedHealth Group, Inc.
2.88% due 12/15/21	500,000	508,385
3.38% due 11/15/21	300,000	315,184
ADT Corp.
6.25% due 10/15/211	750,000	808,125
JM Smucker Co.
3.50% due 10/15/21	750,000	788,679
Unilever Capital Corp.
4.25% due 02/10/21	700,000	779,288
Becton Dickinson and Co.
3.13% due 11/08/21	700,000	713,120
Quest Diagnostics, Inc.
4.70% due 04/01/21	600,000	651,995
Philip Morris International, Inc.
2.90% due 11/15/21	600,000	615,495
PepsiCo, Inc.
3.00% due 08/25/21	500,000	520,066
Perrigo Finance plc
3.50% due 12/15/21	500,000	511,664
Sysco Corp.
3.00% due 10/02/21	500,000	510,342
Campbell Soup Co.
4.25% due 04/15/21	400,000	436,622
Cigna Corp.
4.00% due 02/15/22	400,000	427,858
Aetna, Inc.
4.13% due 06/01/21	350,000	378,627
Anthem, Inc.
3.70% due 08/15/21	350,000	369,233
AmerisourceBergen Corp.
3.50% due 11/15/21	300,000	315,650
Danaher Corp.
3.90% due 06/23/21	250,000	270,859
Archer-Daniels-Midland Co.
4.48% due 03/01/21	200,000	223,271
Anheuser-Busch InBev Worldwide, Inc.
4.38% due 02/15/21	100,000	110,633
Total Consumer, Non-cyclical		21,350,644

Communications - 12.7%
Verizon Communications, Inc.
3.50% due 11/01/21	1,600,000	1,664,881
4.60% due 04/01/21	1,150,000	1,260,930
3.00% due 11/01/21	900,000	906,433
3.45% due 03/15/21	400,000	414,991
AT&T, Inc.
4.45% due 05/15/21	1,300,000	1,400,957
3.88% due 08/15/21	1,000,000	1,049,758
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
5.00% due 03/01/21	1,300,000	1,433,371
Time Warner, Inc.
4.75% due 03/29/21	700,000	772,276
4.70% due 01/15/21	500,000	549,747
NBCUniversal Media LLC
4.38% due 04/01/21	1,200,000	1,319,968
Telefonica Emisiones SAU
5.46% due 02/16/21	1,100,000	1,246,839
Viacom, Inc.
3.88% due 12/15/21	600,000	619,793
4.50% due 03/01/21	500,000	536,848
Orange S.A.
4.13% due 09/14/21	900,000	982,345
Discovery Communications LLC
4.38% due 06/15/21	850,000	909,254
Qwest Corp.
6.75% due 12/01/21	700,000	788,548
WPP Finance 2010
4.75% due 11/21/21	700,000	783,992
Cisco Systems, Inc.
2.90% due 03/04/21	750,000	782,579
Walt Disney Co.
2.75% due 08/16/21	600,000	619,935
3.75% due 06/01/21	100,000	108,841
Time Warner Cable, Inc.
4.00% due 09/01/21	700,000	724,359
Google, Inc.
3.63% due 05/19/21	600,000	651,041
eBay, Inc.
2.88% due 08/01/21	500,000	500,713
21st Century Fox America, Inc.
4.50% due 02/15/21	300,000	330,103
Vodafone Group plc
4.38% due 03/16/21	300,000	322,341
Amazon.com, Inc.
3.30% due 12/05/21	300,000	309,117
Total Communications		20,989,960

Energy - 10.4%
BP Capital Markets plc
3.56% due 11/01/21	850,000	897,463
4.74% due 03/11/21	700,000	789,696
Energy Transfer Partners, LP
4.65% due 06/01/21	750,000	793,396
5.20% due 02/01/22	650,000	695,932

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Energy - 10.4% (continued)
Ensco plc
4.70% due 03/15/21	$1,400,000	$1,449,766
Total Capital International S.A.
2.75% due 06/19/21	900,000	918,081
Kinder Morgan Energy Partners, LP
3.50% due 03/01/21	500,000	501,274
5.00% due 10/01/21	350,000	376,846
Total Capital S.A.
4.13% due 01/28/21	550,000	601,558
4.25% due 12/15/21	200,000	221,685
SESI LLC
7.13% due 12/15/21	760,000	817,000
Transocean, Inc.
6.38% due 12/15/21	850,000	802,188
EOG Resources, Inc.
4.10% due 02/01/21	700,000	759,370
Noble Energy, Inc.
4.15% due 12/15/21	700,000	739,876
Marathon Petroleum Corp.
5.13% due 03/01/21	650,000	724,747
Equities Corp.
4.88% due 11/15/21	600,000	639,610
Encana Corp.
3.90% due 11/15/21	600,000	624,345
Apache Corp.
3.63% due 02/01/21	500,000	523,200
Halliburton Co.
3.25% due 11/15/21	500,000	520,418
ConocoPhillips Co.
2.88% due 11/15/21	500,000	510,137
Nabors Industries, Inc.
4.63% due 09/15/21	500,000	504,878
Western Gas Partners, LP
5.38% due 06/01/21	450,000	499,869
Williams Partners, LP
4.00% due 11/15/21	400,000	413,454
Baker Hughes, Inc.
3.20% due 08/15/21	400,000	411,942
Talisman Energy, Inc.
3.75% due 02/01/21	400,000	396,678
Devon Energy Corp.
4.00% due 07/15/21	300,000	319,283
Enbridge Energy Partners, LP
4.20% due 09/15/21	300,000	313,920
Magellan Midstream Partners, LP
4.25% due 02/01/21	200,000	214,762
Canadian Natural Resources Ltd.
3.45% due 11/15/21	200,000	205,755
Total Energy		17,187,129

Consumer, Cyclical - 7.9%
Ford Motor Credit Company LLC
5.88% due 08/02/21	1,650,000	1,914,649
5.75% due 02/01/21	700,000	805,636
Toyota Motor Credit Corp.
4.25% due 01/11/21	600,000	663,714
3.40% due 09/15/21	600,000	641,579
2.75% due 05/17/21	300,000	308,075
Gap, Inc.
5.95% due 04/12/21	950,000	1,094,304
Home Depot, Inc.
4.40% due 04/01/21	950,000	1,063,196
Wal-Mart Stores, Inc.
4.25% due 04/15/21	950,000	1,055,555
General Motors Financial Company, Inc.
4.38% due 09/25/21	880,000	920,296
Walgreens Boots Alliance, Inc.
3.30% due 11/18/21	750,000	759,416
Lowe’s Companies, Inc.
3.80% due 11/15/21	350,000	379,459
3.75% due 04/15/21	350,000	378,012
Kohl’s Corp.
4.00% due 11/01/21	600,000	639,294
TJX Companies, Inc.
2.75% due 06/15/21	600,000	614,529
Tupperware Brands Corp.
4.75% due 06/01/21	550,000	588,792
VF Corp.
3.50% due 09/01/21	400,000	426,868
Johnson Controls, Inc.
4.25% due 03/01/21	300,000	323,850
CVS Health Corp.
4.13% due 05/15/21	200,000	218,392
Nordstrom, Inc.
4.00% due 10/15/21	200,000	216,561
Total Consumer, Cyclical		13,012,177

Basic Materials - 7.1%
International Paper Co.
7.50% due 08/15/21	850,000	1,071,786
4.75% due 02/15/22	600,000	661,862
Rio Tinto Finance USA Ltd.
3.75% due 09/20/21	850,000	891,074
4.13% due 05/20/21	450,000	483,581
Dow Chemical Co.
4.13% due 11/15/21	1,100,000	1,181,527
EI du Pont de Nemours & Co.
3.63% due 01/15/21	900,000	952,044
4.25% due 04/01/21	100,000	109,950
Alcoa, Inc.
5.40% due 04/15/21	850,000	927,563
Barrick North America Finance LLC
4.40% due 05/30/21	825,000	856,938

See notes to financial statements.
106 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Basic Materials - 7.1% (continued)
LyondellBasell Industries N.V.
6.00% due 11/15/21	$700,000	$820,866
Ecolab, Inc.
4.35% due 12/08/21	650,000	708,832
Praxair, Inc.
4.05% due 03/15/21	350,000	382,434
3.00% due 09/01/21	200,000	207,926
Allegheny Technologies, Inc.
5.95% due 01/15/21	550,000	573,375
Freeport-McMoRan, Inc.
4.00% due 11/14/21	550,000	546,772
Goldcorp, Inc.
3.63% due 06/09/21	500,000	507,540
Teck Resources Ltd.
4.50% due 01/15/21	450,000	461,118
Kinross Gold Corp.
5.13% due 09/01/21	350,000	354,690
Total Basic Materials		11,699,878

Technology - 6.8%
Hewlett-Packard Co.
4.65% due 12/09/21	1,000,000	1,080,143
4.30% due 06/01/21	950,000	1,007,962
4.38% due 09/15/21	650,000	692,021
Apple, Inc.
2.85% due 05/06/21	2,200,000	2,263,659
Intel Corp.
3.30% due 10/01/21	1,200,000	1,270,532
Oracle Corp.
2.80% due 07/08/21	900,000	920,213
Xerox Corp.
4.50% due 05/15/21	800,000	864,065
KLA-Tencor Corp.
4.13% due 11/01/21	750,000	779,971
International Business Machines Corp.
2.90% due 11/01/21	700,000	723,577
Applied Materials, Inc.
4.30% due 06/15/21	550,000	600,153
NetApp, Inc.
3.38% due 06/15/21	500,000	504,009
Xilinx, Inc.
3.00% due 03/15/21	300,000	307,711
Microsoft Corp.
4.00% due 02/08/21	100,000	110,070
Total Technology		11,124,086

Industrial - 6.4%
Thermo Fisher Scientific, Inc.
3.60% due 08/15/21	700,000	725,078
4.50% due 03/01/21	600,000	656,281
John Deere Capital Corp.
3.90% due 07/12/21	500,000	542,539
2.80% due 03/04/21	400,000	410,616
3.15% due 10/15/21	100,000	104,497
Caterpillar, Inc.
3.90% due 05/27/21	900,000	978,267
United Parcel Service, Inc.
3.13% due 01/15/21	900,000	951,845
General Dynamics Corp.
3.88% due 07/15/21	750,000	813,875
Lockheed Martin Corp.
3.35% due 09/15/21	700,000	739,217
Northrop Grumman Corp.
3.50% due 03/15/21	700,000	731,147
Energizer Holdings, Inc.
4.70% due 05/19/21	615,000	624,758
Norfolk Southern Corp.
3.25% due 12/01/21	600,000	621,054
Amphenol Corp.
4.00% due 02/01/22	500,000	526,971
Joy Global, Inc.
5.13% due 10/15/21	450,000	499,680
PerkinElmer, Inc.
5.00% due 11/15/21	350,000	390,093
Republic Services, Inc.
5.25% due 11/15/21	300,000	341,883
Honeywell International, Inc.
4.25% due 03/01/21	300,000	335,428
Fluor Corp.
3.38% due 09/15/21	265,000	277,309
Xylem, Inc.
4.88% due 10/01/21	200,000	219,069
Total Industrial		10,489,607

Utilities - 1.9%
Southern California Edison Co.
3.88% due 06/01/21	650,000	707,212
Ohio Power Co.
5.38% due 10/01/21	500,000	581,591
Duke Energy Progress, Inc.
3.00% due 09/15/21	400,000	416,166
Puget Energy, Inc.
6.00% due 09/01/21	350,000	409,416
Dominion Resources, Inc.
4.45% due 03/15/21	350,000	384,465
Duke Energy Carolinas LLC
3.90% due 06/15/21	300,000	325,280
Duke Energy Corp.
3.55% due 09/15/21	300,000	316,175
Total Utilities		3,140,305
Total Corporate Bonds
(Cost $161,125,641)		162,635,006

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 107

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.4%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1167%	586,080	$586,080
Total Securities Lending Collateral
(Cost $586,080)		586,080
Total Investments - 99.1%
(Cost $161,711,721)		$163,221,086
Other Assets & Liabilities, net - 0.9%		1,455,071
Total Net Assets - 100.0%		$164,676,157

†	Value determined based on Level 1 inputs – See Note 4.
††	Value determined based on Level 2 inputs – See Note 4.
1	All or portion of this security is on loan at May 31, 2015 – See Note 2.
2	Securities lending collateral – See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2021.

Country Diversification
% of
Country	Corporate Bonds
United States	84.5%
United Kingdom	4.6%
France	4.1%
Canada	2.4%
Netherlands	1.1%
Australia	0.8%
Spain	0.8%
Switzerland	0.7%
Cayman Islands	0.5%
Ireland	0.5%
Total Corporate Bonds	100.0%

See notes to financial statements.
108 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCM   Guggenheim BulletShares 2022 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0%
Financial - 28.3%
JPMorgan Chase & Co.
4.50% due 01/24/22	$3,103,000	$3,395,402
3.25% due 09/23/22	3,003,000	3,040,652
Goldman Sachs Group, Inc.
5.75% due 01/24/22	4,879,000	5,631,537
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.88% due 02/08/22	2,462,000	2,625,760
3.95% due 11/09/22	2,000,000	2,050,938
Citigroup, Inc.
4.50% due 01/14/22	2,314,000	2,535,468
4.05% due 07/30/22	1,132,000	1,182,261
Barclays Bank plc
7.63% due 11/21/22	3,150,000	3,667,781
HSBC Holdings plc
4.00% due 03/30/22	2,167,000	2,325,785
4.88% due 01/14/22	1,181,000	1,322,013
US Bancorp
2.95% due 07/15/22	1,477,000	1,484,302
3.00% due 03/15/22	1,181,000	1,209,195
UBS AG/Stamford CT
7.63% due 08/17/22	2,000,000	2,385,318
Wells Fargo & Co.
3.50% due 03/08/22	2,225,000	2,338,038
Royal Bank of Scotland Group plc
6.13% due 12/15/22	2,019,000	2,229,780
Bank of America Corp.
5.70% due 01/24/22	1,871,000	2,171,937
American International Group, Inc.
4.88% due 06/01/22	1,655,000	1,849,835
Morgan Stanley
4.88% due 11/01/22	1,674,000	1,809,244
General Electric Capital Corp.
3.15% due 09/07/22	1,674,000	1,722,014
Sumitomo Mitsui Banking Corp.
3.20% due 07/18/22	1,250,000	1,269,309
PNC Bank North America
2.70% due 11/01/22	1,250,000	1,225,085
PNC Financial Services Group, Inc.
2.85% due 11/09/221	985,000	984,510
Hartford Financial Services Group, Inc.
5.13% due 04/15/22	837,000	941,063
American Express Co.
2.65% due 12/02/22	935,000	916,457
Voya Financial, Inc.
5.50% due 07/15/22	689,000	789,745
Alexandria Real Estate Equities, Inc.
4.60% due 04/01/22	689,000	735,718
Hospitality Properties Trust
5.00% due 08/15/22	689,000	731,133
American Tower Corp.
4.70% due 03/15/22	689,000	730,951
PNC Funding Corp.
3.30% due 03/08/22	689,000	713,455
Bank of Montreal
2.55% due 11/06/22	689,000	682,688
People’s United Financial, Inc.
3.65% due 12/06/22	591,000	605,366
BlackRock, Inc.
3.38% due 06/01/22	493,000	517,234
Fifth Third Bancorp
3.50% due 03/15/22	493,000	511,956
Berkshire Hathaway Finance Corp.
3.00% due 05/15/22	493,000	507,223
CME Group, Inc.
3.00% due 09/15/22	493,000	505,114
Invesco Finance plc
3.13% due 11/30/22	493,000	496,883
Simon Property Group, LP
3.38% due 03/15/22	443,000	457,069
Berkshire Hathaway, Inc.
3.40% due 01/31/22	393,000	415,980
MetLife, Inc.
3.05% due 12/15/22	393,000	397,009
Private Export Funding Corp.
2.80% due 05/15/22	290,000	298,270
Discover Financial Services
3.85% due 11/21/22	247,000	252,611
Ventas Realty Limited Partnership / Ventas Capital Corp.
3.25% due 08/15/22	197,000	196,431
Total Financial		59,858,520

Consumer, Non-cyclical - 17.9%
Anheuser-Busch InBev Worldwide, Inc.
2.50% due 07/15/22	2,856,000	2,797,983
AbbVie, Inc.
2.90% due 11/06/22	2,757,000	2,719,423
GlaxoSmithKline Capital plc
2.85% due 05/08/22	2,363,000	2,381,176
Altria Group, Inc.
2.85% due 08/09/22	2,363,000	2,322,649
Kraft Foods Group, Inc.
3.50% due 06/06/22	1,871,000	1,913,459
PepsiCo, Inc.
2.75% due 03/05/22	1,675,000	1,698,053
Novartis Capital Corp.
2.40% due 09/21/22	1,675,000	1,666,432
Actavis, Inc.
3.25% due 10/01/22	1,575,000	1,558,555
Diageo Investment Corp.
2.88% due 05/11/22	1,329,000	1,338,978
HCA, Inc.
5.88% due 03/15/22	1,083,000	1,212,960
See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 109

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Non-cyclical - 17.9% (continued)
Procter & Gamble Co.
2.30% due 02/06/22	$1,189,000	$1,197,304
Tyson Foods, Inc.
4.50% due 06/15/22	985,000	1,067,126
Merck & Company, Inc.
2.35% due 02/10/22	1,000,000	988,912
Reynolds American, Inc.
3.25% due 11/01/22	985,000	972,400
Aetna, Inc.
2.75% due 11/15/22	887,000	881,267
ADT Corp.
3.50% due 07/15/22	935,000	864,688
Block Financial LLC
5.50% due 11/01/22	689,000	754,901
UnitedHealth Group, Inc.
2.88% due 03/15/22	739,000	745,513
Express Scripts Holding Co.
3.90% due 02/15/22	689,000	718,624
Medtronic, Inc.
3.13% due 03/15/22	689,000	711,161
Celgene Corp.
3.25% due 08/15/22	689,000	700,205
Humana, Inc.
3.15% due 12/01/22	689,000	690,713
Merck & Co., Inc.
2.40% due 09/15/22	689,000	680,721
Philip Morris International, Inc.
2.50% due 08/22/22	689,000	675,924
Bristol-Myers Squibb Co.
2.00% due 08/01/22	689,000	665,572
Baxter International, Inc.
2.40% due 08/15/22	689,000	660,802
Equifax, Inc.
3.30% due 12/15/22	641,000	648,612
Amgen, Inc.
3.63% due 05/15/22	591,000	616,184
Anthem, Inc.
3.13% due 05/15/22	591,000	592,165
Covidien International Finance S.A.
3.20% due 06/15/22	493,000	507,368
Laboratory Corporation of America Holdings
3.75% due 08/23/22	492,000	507,190
Kroger Co.
3.40% due 04/15/22	493,000	506,371
Catholic Health Initiatives
2.95% due 11/01/22	492,000	486,279
Moody’s Corp.
4.50% due 09/01/22	428,000	462,431
Colgate-Palmolive Co.
2.30% due 05/03/22	393,000	389,347
Molson Coors Brewing Co.
3.50% due 05/01/222	295,000	302,900
Clorox Co.
3.05% due 09/15/22	197,000	197,036
Total Consumer, Non-cyclical		37,801,384

Energy - 13.8%
BP Capital Markets plc
3.25% due 05/06/22	1,775,000	1,804,979
2.50% due 11/06/22	1,378,000	1,340,793
Chevron Corp.
2.36% due 12/05/22	2,363,000	2,303,739
Continental Resources, Inc.
5.00% due 09/15/22	1,822,000	1,819,723
Phillips 66
4.30% due 04/01/22	1,625,000	1,751,956
Total Capital International S.A.
2.88% due 02/17/22	1,329,000	1,350,362
Murphy Oil Corp.
4.00% due 06/01/22	689,000	662,248
3.70% due 12/01/22	591,000	555,391
Apache Corp.
3.25% due 04/15/22	1,181,000	1,189,992
Williams Partners, LP
3.35% due 08/15/22	1,133,000	1,110,429
Enterprise Products Operating LLC
4.05% due 02/15/22	984,000	1,040,937
FMC Technologies, Inc.
3.45% due 10/01/22	985,000	968,865
Kinder Morgan Energy Partners, LP
3.95% due 09/01/22	935,000	945,439
Southwestern Energy Co.
4.10% due 03/15/22	892,000	894,947
Weatherford International Ltd.
4.50% due 04/15/22	837,000	811,854
Transocean, Inc.
4.30% due 10/15/222	934,000	750,702
Western Gas Partners, LP
4.00% due 07/01/22	689,000	704,857
Husky Energy, Inc.
3.95% due 04/15/22	689,000	703,218
Rowan Companies, Inc.
4.88% due 06/01/22	689,000	688,119
ConocoPhillips Co.
2.40% due 12/15/22	689,000	671,460
National Oilwell Varco, Inc.
2.60% due 12/01/22	689,000	669,417
Marathon Oil Corp.
2.80% due 11/01/22	689,000	663,564
ONEOK Partners, LP
3.38% due 10/01/22	689,000	663,267
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
3.65% due 06/01/22	641,000	658,911

See notes to financial statements.
110 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Energy - 13.8% (continued)
Newfield Exploration Co.
5.75% due 01/30/22	$576,000	$610,560
Occidental Petroleum Corp.
3.13% due 02/15/22	591,000	604,481
Devon Energy Corp.
3.25% due 05/15/22	591,000	593,957
Shell International Finance BV
2.38% due 08/21/22	590,000	579,519
ONEOK, Inc.
4.25% due 02/01/22	591,000	575,611
Williams Partners Limited Partnership / ACMP Finance Corp.
6.13% due 07/15/22	493,000	530,796
Pioneer Natural Resources Co.
3.95% due 07/15/22	394,000	405,790
TransCanada PipeLines Ltd.
2.50% due 08/01/22	394,000	382,951
Cenovus Energy, Inc.
3.00% due 08/15/22	247,000	238,172
Total Energy		29,247,006

Industrial - 11.4%
United Technologies Corp.
3.10% due 06/01/22	2,511,000	2,584,042
General Electric Co.
2.70% due 10/09/22	2,561,000	2,566,601
Eaton Corp.
2.75% due 11/02/22	1,921,000	1,901,020
ABB Finance USA, Inc.
2.88% due 05/08/22	1,675,000	1,688,740
Deere & Co.
2.60% due 06/08/22	1,477,000	1,477,303
Burlington Northern Santa Fe LLC
3.05% due 09/01/22	689,000	702,651
3.05% due 03/15/22	641,000	655,251
Union Pacific Corp.
4.16% due 07/15/22	989,000	1,091,089
General Dynamics Corp.
2.25% due 11/15/22	985,000	955,472
Koninklijke Philips N.V.
3.75% due 03/15/22	887,000	916,682
Thermo Fisher Scientific, Inc.
3.30% due 02/15/22	739,000	748,897
Caterpillar Financial Services Corp.
2.85% due 06/01/22	689,000	697,007
United Parcel Service, Inc.
2.45% due 10/01/22	689,000	688,679
3M Co.
2.00% due 06/26/22	689,000	675,957
Energizer Holdings, Inc.
4.70% due 05/24/22	641,000	646,327
Raytheon Co.
2.50% due 12/15/22	641,000	637,436
FedEx Corp.
2.63% due 08/01/22	641,000	633,887
Owens Corning
4.20% due 12/15/22	591,000	608,902
Republic Services, Inc.
3.55% due 06/01/22	591,000	608,297
Pentair Finance S.A.
3.15% due 09/15/22	591,000	584,047
Stanley Black & Decker, Inc.
2.90% due 11/01/22	541,000	544,707
Tyco Electronics Group S.A.
3.50% due 02/03/22	493,000	506,804
Caterpillar, Inc.
2.60% due 06/26/22	493,000	492,945
Waste Management, Inc.
2.90% due 09/15/22	443,000	442,943
Flowserve Corp.
3.50% due 09/15/22	320,000	323,148
Norfolk Southern Corp.
3.00% due 04/01/22	295,000	298,402
Jabil Circuit, Inc.
4.70% due 09/15/22	247,000	256,880
John Deere Capital Corp.
2.75% due 03/15/22	246,000	248,290
Total Industrial		24,182,406

Communications - 10.1%
AT&T, Inc.
3.00% due 02/15/22	1,773,000	1,765,832
2.63% due 12/01/222	1,379,000	1,326,821
Verizon Communications, Inc.
2.45% due 11/01/22	1,871,000	1,791,989
Time Warner, Inc.
4.00% due 01/15/22	887,000	933,709
3.40% due 06/15/22	787,000	803,473
DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.
3.80% due 03/15/22	1,575,000	1,621,318
Omnicom Group, Inc.
3.63% due 05/01/22	1,477,000	1,514,526
Comcast Cable Communications Holdings, Inc.
9.46% due 11/15/22	984,000	1,405,628
America Movil SAB de CV
3.13% due 07/16/22	1,350,000	1,359,247
Vodafone Group plc
2.50% due 09/26/22	1,477,000	1,356,978
Motorola Solutions, Inc.
3.75% due 05/15/22	1,181,000	1,182,164
Amazon.com, Inc.
2.50% due 11/29/22	1,083,000	1,056,400
Comcast Corp.
3.13% due 07/15/22	887,000	899,061
Walt Disney Co.
2.35% due 12/01/22	887,000	876,954

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 111

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Communications - 10.1% (continued)
Reed Elsevier Capital, Inc.
3.13% due 10/15/22	$837,000	$827,645
eBay, Inc.
2.60% due 07/15/22	689,000	656,643
21st Century Fox America, Inc.
3.00% due 09/15/22	590,000	593,572
Telefonaktiebolaget LM Ericsson
4.13% due 05/15/22	492,000	525,950
CBS Corp.
3.38% due 03/01/22	493,000	496,672
WPP Finance 2010
3.63% due 09/07/22	197,000	203,260
Discovery Communications LLC
3.30% due 05/15/22	197,000	196,392
Total Communications		21,394,234

Basic Materials - 5.9%
Rio Tinto Finance USA plc
3.50% due 03/22/22	1,281,000	1,317,936
2.88% due 08/21/222	689,000	683,132
Newmont Mining Corp.
3.50% due 03/15/22	1,921,000	1,890,497
Freeport-McMoRan, Inc.
3.55% due 03/01/22	1,969,000	1,864,781
Barrick Gold Corp.
3.85% due 04/01/22	1,231,000	1,222,788
Dow Chemical Co.
3.00% due 11/15/22	1,083,000	1,083,222
Agrium, Inc.
3.15% due 10/01/22	787,000	782,555
Nucor Corp.
4.13% due 09/15/22	689,000	729,318
Praxair, Inc.
2.20% due 08/15/22	695,000	678,555
Alcoa, Inc.
5.87% due 02/23/22	600,000	670,500
Teck Resources Ltd.
4.75% due 01/15/22	641,000	629,672
Eastman Chemical Co.
3.60% due 08/15/22	493,000	509,184
Syngenta Finance N.V.
3.13% due 03/28/22	295,000	294,242
Total Basic Materials		12,356,382

Consumer, Cyclical - 5.1%
Toyota Motor Credit Corp.
3.30% due 01/12/22	1,431,000	1,499,429
Walgreen Co.
3.10% due 09/15/22	1,429,000	1,418,200
Ford Motor Credit Co., LLC
4.25% due 09/20/22	1,100,000	1,172,618
CVS Health Corp.
2.75% due 12/01/22	1,133,000	1,115,854
McDonald’s Corp.
2.63% due 01/15/22	886,000	884,289
AutoZone, Inc.
3.70% due 04/15/22	787,000	819,777
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.38% due 03/15/22	787,000	814,545
NVR, Inc.
3.95% due 09/15/22	738,000	764,518
Lowe’s Companies, Inc.
3.12% due 04/15/22	591,000	610,994
Wyndham Worldwide Corp.
4.25% due 03/01/22	591,000	601,172
Ford Motor Credit Company LLC
3.22% due 01/09/22	500,000	504,962
Macy’s Retail Holdings, Inc.
3.88% due 01/15/22	247,000	261,769
Target Corp.
2.90% due 01/15/22	197,000	202,300
Total Consumer, Cyclical		10,670,427

Technology - 4.6%
Oracle Corp.
2.50% due 10/15/22	2,807,000	2,765,655
Microsoft Corp.
2.38% due 02/12/22	1,200,000	1,188,893
2.13% due 11/15/22	1,022,000	994,610
Apple, Inc.
2.15% due 02/09/22	1,500,000	1,466,141
Fiserv, Inc.
3.50% due 10/01/22	1,083,000	1,104,016
International Business Machines Corp.
1.88% due 08/01/22	650,000	616,644
Hewlett-Packard Co.
4.05% due 09/15/22	591,000	612,223
Intel Corp.
2.70% due 12/15/22	591,000	589,527
Fidelity National Information Services, Inc.
5.00% due 03/15/22	345,000	364,359
Total Technology		9,702,068

Utilities - 1.9%
Oncor Electric Delivery Company LLC
7.00% due 09/01/22	886,000	1,117,356
Duke Energy Corp.
3.05% due 08/15/22	894,000	905,946
Exelon Generation Company LLC
4.25% due 06/15/22	689,000	709,202
NiSource Finance Corp.
6.13% due 03/01/22	492,000	579,437
Sempra Energy
2.88% due 10/01/22	493,000	490,672

See notes to financial statements.
112 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Utilities - 1.9% (continued)
Duke Energy Progress, Inc.
2.80% due 05/15/22	$197,000	$199,217
Total Utilities		4,001,830
Total Corporate Bonds
(Cost $209,324,457)		209,214,257

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.3%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1157%	628,572	$628,572
Total Securities Lending Collateral
(Cost $628,572)		628,572
Total Investments - 99.3%
(Cost $209,953,029)		$209,842,829
Other Assets & Liabilities, net - 0.7%		1,508,678
Total Net Assets - 100.0%		$211,351,507

†	Value determined based on Level 1 inputs —See Note 4.
††	Value determined based on Level 2 inputs —See Note 4.
1	Security is a Step-up/down bond where the coupon increases/decreases or steps up/down at a predetermined date. The rate shown reflects the rate in effect as of May 31, 2015.
2	All or portion of this security is on loan at May 31, 2015 - See Note 2.
3	Securities lending collateral - See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2022.

Country Diversification
% of
Country	Long-Term Investments
United States	80.7%
United Kingdom	9.1%
Netherlands	3.1%
Canada	2.2%
Switzerland	1.4%
Mexico	0.7%
France	0.7%
Japan	0.6%
Luxembourg	0.5%
Bermuda	0.4%
Cayman Islands	0.4%
Sweden	0.2%
Total Long-Term Investments	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 113

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 98.5%
Financial - 27.6%
Citigroup, Inc.
3.88% due 10/25/23	$400,000	$417,725
3.38% due 03/01/23	200,000	203,938
3.50% due 05/15/23	200,000	199,149
Bank of America Corp.
4.10% due 07/24/23	300,000	315,323
3.30% due 01/11/23	200,000	200,708
Morgan Stanley
4.10% due 05/22/23	400,000	411,599
Boston Properties LP
3.85% due 02/01/23	200,000	210,043
3.13% due 09/01/23	200,000	199,680
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/
Netherlands
4.63% due 12/01/23	250,000	266,129
Capital One Bank USA North America
3.38% due 02/15/23	250,000	249,290
Royal Bank of Scotland plc
6.00% due 12/19/23	200,000	217,872
State Street Corp.
3.70% due 11/20/23	200,000	212,212
Well Fargo & Co.
4.13% due 08/15/23	200,000	212,105
Aflac, Inc.
3.63% due 06/15/23	200,000	209,931
HCP, Inc.
4.25% due 11/15/23	200,000	206,340
General Electric Capital Corp.
3.10% due 01/09/23	200,000	205,367
Goldman Sachs Group Inc.
3.62% due 01/22/23	200,000	204,123
Capital One Financial Corp.
3.50% due 06/15/23	200,000	203,129
JPMorgan Chase & Co.
3.20% due 01/25/23	200,000	200,984
JP Morgan Chase & Co.
3.38% due 05/01/23	200,000	198,872
MetLife, Inc.
4.37% due 09/15/23	100,000	109,298
Simon Property Group, LP
3.75% due 02/01/24	100,000	104,956
Fifth Third Bancorp
4.30% due 01/16/24	100,000	104,903
Loews Corp.
2.63% due 05/15/23	50,000	48,659
Total Financial		5,112,335

Consumer, Non-cyclical - 17.7%
Coca-Cola Co.
3.20% due 11/01/23	200,000	207,374
2.50% due 04/01/23	200,000	197,933
UnitedHealth Group, Inc.
2.88% due 03/15/23	200,000	201,086
2.75% due 02/15/23	200,000	200,316
PepsiCo, Inc.
2.75% due 03/01/23	200,000	201,713
3.60% due 03/01/24	100,000	105,030
Zoetis, Inc.
3.25% due 02/01/23	300,000	294,558
Howard Hughes Corp.
3.50% due 09/01/23	200,000	210,587
Kroger Co.
3.85% due 08/01/23	200,000	209,853
HCA, Inc.
4.75% due 05/01/23	200,000	207,500
Merck & Co., Inc.
2.80% due 05/18/23	200,000	201,183
GlaxoSmithKline Capital, Inc.
2.80% due 03/18/23	200,000	199,485
Baxter International, Inc.
3.20% due 06/15/23	200,000	199,342
Diageo Capital plc
2.63% due 04/29/23	200,000	196,947
Anheuser - Busch InBev Finance Inc
2.63% due 01/17/23	200,000	195,297
Moody’s Corp.
4.88% due 02/15/24	100,000	110,238
Mondelez International, Inc.
4.00% due 02/01/24	100,000	106,643
Lender Processing Services Incorporated /
Black Knight Lending Solutions Inc
5.75% due 04/15/23	34,000	36,210
Total Consumer, Non-cyclical		3,281,295

Communications - 12.5%
Verizon Communication, Inc.
5.15% due 09/15/23	1,000,000	1,118,717
Time Warner Inc.
4.05% due 12/15/23	200,000	210,515
Viacom, Inc.
4.25% due 09/01/23	200,000	207,315
CC Holdings GS V LLC
3.85% due 04/15/23	200,000	200,293
Rogers Communications, Inc.
3.00% due 03/15/23	200,000	196,353

See notes to financial statements.
114 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Communications - 12.5% (continued)
Time Warner Entertainment Company, LP
8.38% due 03/15/23	$150,000	$188,676
Vodacom Group plc
2.95% due 02/19/23	200,000	188,507
Total Communications		2,310,376

Energy - 12.0%
BP Capital Markets plc
3.99% due 09/26/23	200,000	210,806
2.75% due 05/10/23	200,000	195,220
Schlumberger Investment S.A.
3.65% due 12/01/23	200,000	211,133
Chevron Corp.
3.19% due 06/24/23	200,000	205,428
Enterprise Products Operating LLC
3.35% due 03/15/23	200,000	200,703
EOG Resources, Inc.
2.63% due 03/15/23	200,000	197,608
Total Capital International S.A.
2.70% due 01/25/23	200,000	197,586
Continental Resources, Inc.
4.50% due 04/15/23	200,000	197,362
Spectra Energy Capital LLC
3.30% due 03/15/23	200,000	188,442
Shell International Finance BV
3.40% due 08/12/23	150,000	156,356
Halliburton Co.
3.50% due 08/01/23	150,000	155,174
Williams Companies, Inc.
3.70% due 01/15/23	100,000	97,743
Total Energy		2,213,561

Consumer, Cyclical - 8.3%
General Motors Co.
4.88% due 10/02/23	200,000	214,134
Ford Motor Credit Co. LLC
4.38% due 08/06/23	200,000	213,929
CVS Health Corp.
4.00% due 12/05/23	200,000	210,469
General Motors Financial Co., Inc.
4.25% due 05/15/23	200,000	205,544
Home Depot, Inc.
2.70% due 04/01/23	200,000	200,726
Wal - Mart Stores, Inc.
2.55% due 04/11/23	200,000	199,548
Dollar General Corp.
3.25% due 04/15/23	200,000	194,476
QVC, Inc.
4.37% due 03/15/23	100,000	100,837
Total Consumer, Cyclical		1,539,663

Technology - 7.7%
Microsoft Corp.
3.63% due 12/15/23	200,000	213,090
2.38% due 05/01/23	200,000	198,119
Apple Inc.
2.40% due 05/03/23	400,000	388,796
Seagate HDD Cayman
4.75% due 06/01/23	200,000	208,276
International Business Machines Corp.
3.38% due 08/01/23	200,000	204,706
Oracle Corp.
3.63% due 07/15/23	100,000	105,306
Fidelity National Information Services, Inc.
3.50% due 04/15/23	100,000	99,204
Total Technology		1,417,497

Basic Materials - 5.4%
LYB International Finance BV
4.00% due 07/15/23	200,000	210,668
El du Pont de Nemours & Co.
2.80% due 02/15/23	200,000	199,421
Barrick Gold Corp.
4.10% due 05/01/23	200,000	198,569
Goldcorp, Inc.
3.70% due 03/15/23	200,000	196,580
Freeport-McMoRan Copper & Gold, LLC.
3.88% due 03/15/23	200,000	188,504
Total Basic Materials		993,742

Industrial - 5.0%
Thermo Fisher Scientific, Inc.
4.15% due 02/01/24	300,000	315,514
3.15% due 01/15/23	200,000	200,376
Burlington Northern Santa Fe, LLC
3.85% due 09/01/23	200,000	213,222
3.00% due 03/15/23	200,000	200,714
Total Industrial		929,826

Utilities - 2.3%
Black Hills Corp.
4.25% due 11/30/23	200,000	212,184
FirstEnergy Corp.
4.25% due 03/15/23	200,000	206,286
Total Utilities		418,470
Total Corporate Bonds - 98.5%
(Cost $18,184,041)		$18,216,765
Other Assets & Liabilities, net - 1.5%		283,851
Total Net Assets - 100.0%		$18,500,616

††	Value determined based on Level 2 inputs —See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2023.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 115

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued

Country Diversification
% of
Country	Corporate Bonds
United States	84.4%
United Kingdom	5.5%
Netherlands	3.5%
Canada	3.2%
Luxembourg	1.2%
Cayman Islands	1.1%
France	1.1%
Total Corporate Bonds	100.0%

See notes to financial statements.
116 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 98.4%
Financial - 40.7%
Morgan Stanley
3.70% due 10/23/24	$832,000	$848,755
3.88% due 04/29/24	750,000	773,559
Bank of America Corp.
4.20% due 08/26/24	665,000	676,857
4.00% due 04/01/24	583,000	608,703
4.13% due 01/22/24	167,000	175,393
Wells Fargo & Co.
3.30% due 09/09/24	665,000	670,979
4.48% due 01/16/24	249,000	268,036
Goldman Sachs Group, Inc.
3.85% due 07/08/24	583,000	595,881
4.00% due 03/03/24	331,000	342,060
Barclays Bank plc
3.75% due 05/15/24	900,000	932,088
JPMorgan Chase & Co.
3.63% due 05/13/24	375,000	383,294
3.88% due 09/10/24	331,000	333,509
3.88% due 02/01/24	167,000	174,155
BPCE S.A.
4.00% due 04/15/24	750,000	780,808
Credit Suisse
3.63% due 09/09/24	750,000	764,082
Simon Property Group, LP
3.38% due 10/01/24	501,000	511,557
3.75% due 02/01/24	85,000	89,212
Citigroup, Inc.
3.75% due 06/16/24	416,000	429,640
4.00% due 08/05/24	164,000	166,937
General Electric Capital Corp.
3.45% due 05/15/24	498,000	523,550
Sumitomo Mitsui Banking Corp.
3.95% due 01/10/24	250,000	267,068
3.40% due 07/11/24	250,000	255,112
US Bancorp
3.60% due 09/11/24	498,000	510,275
HCP, Inc.
3.88% due 08/15/24	501,000	503,947
HSBC Holdings plc
4.25% due 03/14/24	450,000	470,219
Abbey National Treasury Services plc
4.00% due 03/13/24	416,000	440,893
Aflac, Inc.
3.63% due 11/15/24	419,000	431,115
State Street Corp.
3.30% due 12/16/24	419,000	429,118
Aon plc
3.50% due 06/14/24	419,000	422,462
Prudential Financial, Inc.
3.50% due 05/15/24	416,000	421,212
American Express Co.
3.63% due 12/05/24	419,000	419,275
PNC Financial Services Group, Inc.
3.90% due 04/29/24	375,000	389,570
Intesa Sanpaolo SpA
5.25% due 01/12/24	350,000	387,309
PNC Bank NA
3.30% due 10/30/24	250,000	255,513
CNA Financial Corp.
3.95% due 05/15/24	218,000	223,221
Royal Bank of Scotland Group plc
5.13% due 05/28/24	200,000	206,071
BNP Paribas S.A.
4.25% due 10/15/24	200,000	204,486
Barclays plc
4.38% due 09/11/24	200,000	199,443
American Tower Corp.
5.00% due 02/15/24	167,000	179,709
Assured Guaranty US Holdings, Inc.
5.00% due 07/01/241	167,000	177,164
American International Group, Inc.
4.13% due 02/15/24	167,000	176,927
BlackRock, Inc.
3.50% due 03/18/24	167,000	173,908
NASDAQ OMX Group, Inc.
4.25% due 06/01/24	167,000	173,097
Metlife Inc.
3.60% due 04/10/24	167,000	172,347
WP Carey, Inc.
4.60% due 04/01/24	167,000	171,807
Synchrony Financial
4.25% due 08/15/24	167,000	171,610
Boston Properties LP
3.80% due 02/01/24	164,000	170,815
Deutsche Bank AG/London
3.70% due 05/30/24	167,000	169,857
Bank of New York Mellon Corp.
3.40% due 05/15/24	164,000	169,310
ACE INA Holdings, Inc.
3.35% due 05/15/24	123,000	126,680
HSBC USA, Inc.
3.50% due 06/23/24	100,000	103,242
Fifth Third Bancorp
4.30% due 01/16/24	85,000	89,168
Capital One Financial Corp.
3.75% due 04/24/24	85,000	86,522
Total Financial		18,797,527

Consumer, Non-cyclical - 15.4%
Sysco Corp.
3.50% due 10/02/24	583,000	594,527

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 117

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.4% (continued)
Consumer, Non-cyclical - 15.4% (continued)
Wyeth LLC
6.45% due 02/01/24	$416,000	$524,307
Novartis Capital Corp.
3.40% due 05/06/24	501,000	523,105
Anthem, Inc.
3.50% due 08/15/24	501,000	504,959
HCA, Inc.
5.00% due 03/15/24	419,000	437,855
Pfizer, Inc.
3.40% due 05/15/24	419,000	429,852
Phillip Morris International, Inc.
3.25% due 11/10/24	419,000	422,844
Gilead Sciences, Inc.
3.70% due 04/01/24	331,000	345,939
Anheuser-Busch InBev Finance, Inc.
3.70% due 02/01/24	331,000	344,906
Altira Group Inc
4.00% due 01/31/24	331,000	343,841
Amgen, Inc.
3.63% due 05/22/24	331,000	339,435
Becton Dickinson & Co.
3.73% due 12/15/24	331,000	338,505
Tyson Foods, Inc.
3.95% due 08/15/24	249,000	259,162
Perrigo Finance plc
3.90% due 12/15/24	200,000	204,437
Medtronic, Inc.
3.63% due 03/15/24	167,000	175,619
Colgate-Palmolive Co.
3.25% due 03/15/24	167,000	174,578
Mastercard, Inc.
3.38% due 04/01/24	167,000	174,437
McKesson Corp.
3.80% due 03/15/24	167,000	172,779
Celgene Corp.
3.63% due 05/15/24	167,000	171,247
Actavis Funding SCS
3.85% due 06/15/24	167,000	169,158
The Clorox Co.
3.50% due 12/15/24	167,000	167,704
Moody’s Corp.
4.88% due 02/15/24	85,000	93,702
PepsiCo, Inc.
3.60% due 03/01/24	85,000	89,276
Express Scripts Holding Co.
3.50% due 06/15/24	85,000	85,696
Total Consumer, Non-cyclical		7,087,870

Energy - 14.6%
CNOOC Nexen Finance 2014 ULC
4.25% due 04/30/24	600,000	632,442
Marathon Petroleum Corp.
3.63% due 09/15/24	501,000	507,098
Total Capital International S.A.
3.70% due 01/15/24	308,000	323,736
3.75% due 04/10/24	167,000	176,846
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
3.60% due 11/01/24	501,000	494,029
Exxon Mobil Corp.
3.18% due 03/15/24	419,000	439,762
Canadian National Resources, Ltd.
3.80% due 04/15/24	419,000	422,166
Enbridge, Inc.
3.50% due 06/10/24	419,000	405,836
BP Capital Markets plc
3.81% due 02/10/24	331,000	344,973
Enterprise Products Operating LLC
3.90% due 02/15/24	331,000	343,144
Kinder Morgan Energy Partners, LP
4.15% due 02/01/24	167,000	168,336
4.25% due 09/01/24	167,000	168,031
Williams Partners LP
4.30% due 03/04/24	230,000	235,984
Continental Resources, Inc.
3.80% due 06/01/24	249,000	232,945
Kerr-McGee Corp.
6.95% due 07/01/24	164,000	204,820
Newfield Exploration Co.
5.63% due 07/01/24	167,000	176,603
Williams Companies, Inc.
4.55% due 06/24/24	167,000	171,186
Husky Energy, Inc.
4.00% due 04/15/24	167,000	170,090
Access Midstream Partners Limited Partnership /
ACMP Finance Corp.
4.88% due 03/15/24	167,000	169,748
ConocoPhillips Co.
3.35% due 11/15/24	167,000	169,295
Anadarko Petroleum Corp.
3.45% due 07/15/241	167,000	168,314
El Paso Pipeling Partners Operating Co. LLC
4.30% due 05/01/24	167,000	167,700
Suncor Energy, Inc.
3.60% due 12/01/24	164,000	167,545
Ensco plc
4.50% due 10/01/241	167,000	165,776
Noble Energy, Inc.
3.90% due 11/15/24	123,000	124,745
Total Energy		6,751,150

See notes to financial statements.
118 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 98.4% (continued)
Communications - 8.1%
DirectTV Holdings, LLC/DirectTV Financing Co., Inc.
4.45% due 04/01/24	$539,000	$566,786
Comcast Corp.
3.60% due 03/01/24	419,000	434,054
Google, Inc.
3.38% due 02/25/24	375,000	392,272
Time Warner, Inc.
3.55% due 06/01/24	375,000	376,644
Motorola Solutions, Inc.
4.00% due 09/01/24	293,000	292,609
Verizon Communication, Inc.
4.15% due 03/15/24	167,000	176,884
Cisco Systems, Inc.
3.63% due 03/04/24	167,000	175,282
AT&T Inc.
3.90% due 03/11/24	167,000	172,547
Amazon.com, Inc.
3.80% due 12/05/24	167,000	172,382
Expedia, Inc.
4.50% due 08/15/24	167,000	171,182
Omnicom Group, Inc.
3.65% due 11/01/24	167,000	167,690
Viacom, Inc.
3.88% due 04/01/24	167,000	166,848
CBS Corp.
3.70% due 08/15/24	167,000	165,876
21st Century Fox America, Inc.
3.70% due 09/15/24	121,000	125,263
WPP Finance 2010
3.75% due 09/19/24	82,000	84,619
eBay, Inc.
3.45% due 08/01/24	85,000	84,031
Total Communications		3,724,969

Consumer, Cyclical - 5.6%
Wal - Mart Stores, Inc.
3.30% due 04/22/24	331,000	341,903
Walgreens Boots Alliance, Inc.
3.80% due 11/18/24	331,000	333,653
Magna International, Inc.
3.63% due 06/15/24	331,000	332,201
Newell Rubbermaid, Inc.
4.00% due 12/01/24	293,000	303,398
Ford Motor Credit Co. LLC
3.66% due 09/08/24	200,000	201,200
Target Corp.
3.50% due 07/01/24	167,000	174,039
Ingram Micro, Inc.
4.95% due 12/15/24	167,000	173,989
QVC, Inc.
4.85% due 04/01/24	167,000	172,540
Macy’s Retail Holdings, Inc.
3.63% due 06/01/24	167,000	171,523
McDonald’s Corp.
3.25% due 06/10/241	164,000	166,611
Delphi Corp.
4.15% due 03/15/24	123,000	129,859
CVS Health Corp.
3.38% due 08/12/24	85,000	86,004
Total Consumer, Cyclical		2,586,920

Technology - 4.3%
Apple, Inc.
3.45% due 05/06/24	750,000	778,224
KLA-Tencor Corp.
4.65% due 11/01/24	419,000	429,955
Oracle Corp.
3.40% due 07/08/24	331,000	340,009
Pitney Bowes, Inc.
4.63% due 03/15/24	167,000	172,692
Fidelity National Information Services, Inc.
3.88% due 06/05/24	167,000	170,217
International Business Machines Corp.
3.63% due 02/12/24	100,000	103,686
Total Technology		1,994,783

Basic Materials - 4.2%
LyondellBasell Industries NV
5.75% due 04/15/24	450,000	524,147
Monsanto Co.
3.38% due 07/15/24	419,000	416,169
Alcoa, Inc.
5.13% due 10/01/24	249,000	267,053
International Paper Co.
3.65% due 06/15/24	249,000	251,118
Georgia-Pacific LLC
8.00% due 01/15/24	167,000	218,022
Dow Chemical Co.
3.50% due 10/01/24	167,000	166,773
Potash Corp. of Saskatchewan, Inc.
3.63% due 03/15/24	85,000	88,538
Total Basic Materials		1,931,820

Industrial - 4.0%
FedEx Corp.
4.00% due 01/15/24	375,000	398,246
Caterpillar Inc.
3.40% due 05/15/24	331,000	343,863
Illinois Tool Works, Inc.
3.50% due 03/01/24	317,000	330,456
Burlington Northern Santa Fe LLC
3.75% due 04/01/24	167,000	176,955
General Electirc Co.
3.38% due 03/11/24	167,000	174,859

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 119

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.4% (continued)
Industrial - 4.0% (continued)
CSX Corp.
3.40% due 08/01/24	$167,000	$170,655
L-3 Communications Corp.
3.95% due 05/28/24	167,000	165,916
Thermo Fisher Scientific, Inc.
4.15% due 02/01/24	85,000	89,396
Total Industrial		1,850,346

Utilities - 1.5%
Sempra Energy
3.55% due 06/15/24	331,000	339,778
Duke Energy Corp.
3.75% due 04/15/24	167,000	174,937
Southern California Gas Co.
3.15% due 09/15/24	167,000	172,020
Total Utilities		686,735
Total Corporate Bonds
(Cost $45,997,781)		45,412,120

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 1.1%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1243%	509,536	$509,536
Total Securities Lending Collateral
(Cost $509,536)		509,536
Total Investments - 99.5%
(Cost $46,507,317)		$45,921,656
Other Assets & Liabilities, net - 0.5%		250,743
Total Net Assets - 100.0%		$46,172,399

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at May 31, 2015 — See Note 2.
2	Securities lending collateral — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2024.

Country Diversification
% of
Country	Corporate Bonds
United States	78.6%
United Kingdom	7.2%
Canada	4.9%
France	3.3%
Switzerland	1.7%
Netherlands	1.2%
Japan	1.1%
Other	2.0%
Total Corporate Bonds	100.0%

See notes to financial statements.
120 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 67.1%
Consumer, Non-cyclical - 20.5%
Kinetics Concept, Inc. / KCI USA, Inc.
10.50% due 11/01/18	$26,846,000	$28,939,988
CHS/Community Health Systems, Inc.
8.00% due 11/15/19	22,838,000	24,322,471
HCA Holdings, Inc.
7.75% due 05/15/21	17,284,000	18,505,028
Hertz Corp.
6.75% due 04/15/19	9,423,000	9,776,362
7.50% due 10/15/18	7,253,000	7,524,988
Biomet, Inc.
6.50% due 08/01/20	9,214,000	9,755,323
6.50% due 10/01/20	1,955,000	2,055,780
Valeant Pharmaceuticals International, Inc.
7.00% due 10/01/201	5,671,000	5,947,461
7.50% due 07/15/211	4,986,000	5,467,149
Endo Finance LLC / Endo Finco, Inc.
7.00% due 07/15/191	4,742,000	4,943,535
7.00% due 12/15/201	4,540,000	4,795,375
Tenet Healthcare Corp.
8.00% due 08/01/20	9,242,000	9,680,995
Bumble Bee Holdings, Inc.
9.00% due 12/15/171	6,352,000	6,685,480
LifePoint Health, Inc.
6.63% due 10/01/20	4,406,000	4,626,300
Fresenius US Finance II, Inc.
9.00% due 07/15/151	4,031,000	4,071,310
Kinetic Concepts Incorporated / KCI USA Inc
12.50% due 11/01/19	2,772,000	3,035,340
HealthSouth Corp.
7.75% due 09/15/22	2,309,000	2,438,881
Hologic, Inc.
6.25% due 08/01/20	2,015,000	2,093,081
Jaguar Holding Company II / Jaguar Merger Sub, Inc.
9.50% due 12/01/191	404,000	434,805
Shearer’s Foods LLC / Chip Finance Corp.
9.00% due 11/01/191	112,000	122,080
Total Consumer, Non-cyclical		155,221,732

Consumer, Cyclical - 11.0%
Goodyear Tire & Rubber Co.
8.25% due 08/15/20	12,439,000	13,123,144
Hanesbrands, Inc.
6.38% due 12/15/20	10,267,000	10,908,687
MGM Resorts International
6.63% due 07/15/15	9,054,000	9,110,587
Sally Holdings LLC / Sally Capital, Inc.
6.88% due 11/15/19	7,552,000	7,986,240
AMC Entertainment, Inc.
9.75% due 12/01/20	6,138,000	6,717,734
Rite Aid Corp.
8.00% due 08/15/20	6,115,000	6,431,146
Algeco Scotsman Global Finance plc
8.50% due 10/15/181,2	6,000,000	5,992,500
Tenneco, Inc.
6.88% due 12/15/20	5,195,000	5,506,700
Brightstar Corp.
7.25% due 08/01/181	3,414,000	3,627,375
Jarden Corp.
6.13% due 11/15/22	3,076,000	3,225,955
Mobile Mini, Inc.
7.88% due 12/01/20	2,631,000	2,802,015
Rivers Pittsburgh Borrower, LP/Rivers Pittsburgh
Finance Corp.
9.50% due 06/15/191	2,303,000	2,429,665
Petco Animal Supplies, Inc.
9.25% due 12/01/181	1,842,000	1,936,403
Tops Holding LLC / Tops Markets LLC
8.88% due 12/15/17	1,431,000	1,502,550
Boyd Gaming Corp.
9.13% due 12/01/18	911,000	953,931
Pinnacle Entertainment, Inc.
7.50% due 04/15/21	610,000	650,413
Marina District Finance Company, Inc.
9.88% due 08/15/18	162,000	168,683
Total Consumer, Cyclical		83,073,728

Industrial - 10.5%
Novelis, Inc.
8.75% due 12/15/20	14,365,000	15,375,002
Reynolds Group Issuer Incorporated /
Reynolds Group Issuer LLC / Reynolds Group Issuer
7.12% due 04/15/19	10,651,000	11,037,099
CNH Industrial Capital LLC
3.88% due 11/01/15	9,977,000	10,064,299
Ardagh Packaging Finance plc
9.13% due 10/15/201	8,636,000	9,283,700
Manitowoc Co., Inc.
8.50% due 11/01/20	6,260,000	6,682,550
Reynolds Group Issuer Incorporated /
Reynolds Group Issuer LLC / Reynolds Group Issuer
7.87% due 08/15/19	5,770,000	6,058,500
Spirit AeroSystems, Inc.
6.75% due 12/15/20	4,145,000	4,393,700
Covanta Holding Corp.
7.25% due 12/01/20	4,078,000	4,337,973
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
9.13% due 10/15/201	4,000,000	4,280,000
Lafarge S.A.
6.20% due 07/09/151	3,671,000	3,688,804
US Concrete, Inc.
8.50% due 12/01/18	2,577,000	2,744,505
See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 121

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 67.1% (continued)
Industrial - 10.5% (continued)
Esterline Technologies Corp.
7.00% due 08/01/20	$1,996,000	$2,084,573
Total Industrial		80,030,705

Communications - 8.2%
Intelsat Jackson Holdings S.A.
7.25% due 10/15/20	22,579,000	22,974,132
Univision Communications, Inc.
8.50% due 05/15/211	16,620,000	17,783,400
CCO Holdings LLC / CCO Holdings Capital Corp.
7.38% due 06/01/20	7,695,000	8,214,413
Altice Financing S.A.
7.88% due 12/15/191	5,200,000	5,531,500
Windstream Corp.
7.75% due 10/15/202	3,498,000	3,567,960
Crown Media Holdings, Inc.
10.50% due 07/15/19	2,672,000	2,842,340
Gannett Co., Inc.
6.38% due 09/01/15	1,153,000	1,165,971
Total Communications		62,079,716

Technology - 5.5%
First Data Corp.
7.37% due 06/15/191	17,125,000	17,852,812
8.88% due 08/15/201	5,153,000	5,462,180
SunGard Data Systems, Inc.
7.63% due 11/15/20	7,255,000	7,699,369
Epicor Software Corp.
8.63% due 05/01/19	4,180,000	4,373,325
Freescale Semiconductor, Inc.
10.75% due 08/01/20	3,551,000	3,804,009
Dell, Inc.
2.30% due 09/10/15	2,297,000	2,299,871
Total Technology		41,491,566

Financial - 5.5%
Ally Financial, Inc.
4.63% due 06/26/15	16,314,000	16,344,588
American Capital Ltd.
6.50% due 09/15/181	7,984,000	8,323,320
International Lease Finance Corp.
8.63% due 09/15/15	6,633,000	6,757,369
Iron Mountain, Inc.
7.75% due 10/01/19	4,889,000	5,176,229
Nationstar Mortgage LLC / Nationstar Capital Corp.
9.63% due 05/01/192	4,081,000	4,361,569
Springleaf Finance Corp.
5.40% due 12/01/15	491,000	498,365
Total Financial		41,461,440

Basic Materials - 2.6%
ArcelorMittal
4.50% due 08/05/15	10,215,000	10,278,843
AK Steel Corp.
8.75% due 12/01/18	3,330,000	3,533,963
JM Huber Corp.
9.88% due 11/01/191	2,307,000	2,497,766
Huntsman International LLC
8.63% due 03/15/21	2,189,000	2,320,340
Thompson Creek Metals Co., Inc.
9.75% due 12/01/17	1,172,000	1,242,320
Total Basic Materials		19,873,232

Utilities - 2.3%
NRG Energy, Inc.
8.25% due 09/01/20	11,972,000	12,642,132
AmeriGas Partners, LP / AmeriGas Finance Corp.
6.25% due 08/20/19	4,695,000	4,871,063
Total Utilities		17,513,195

Energy - 1.0%
Regency Energy Partners Limited Partnership /
Regency Energy Finance Corp.
8.37% due 06/01/191	5,905,000	6,152,301
Whiting Canadian Holding Company ULC
8.13% due 12/01/19	637,000	678,405
Bill Barrett Corp.
7.63% due 10/01/192	563,000	540,480
MarkWest Energy Partners Limited Partnership /
MarkWest Energy Finance Corp.
6.75% due 11/01/20	214,000	226,744
Range Resources Corp.
6.75% due 08/01/20	205,000	213,713
Total Energy		7,811,643
Total Corporate Bonds
(Cost $506,897,786)		508,556,957

U.S. GOVERNMENT SECURITIES†† - 25.6%
United States Treasury Bill
0.00% due 06/18/15	125,077,000	125,076,374
0.00% due 07/16/15	68,885,000	68,884,587
Total U.S. Government Securities
(Cost $193,961,210)		193,960,961

See notes to financial statements.
122 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF continued

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.7%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1046%	5,791,050	$5,791,050
Total Securities Lending Collateral
(Cost $5,791,050)		5,791,050
Total Investments - 93.4%
(Cost $706,650,046)		$708,308,968
Other Assets & Liabilities, net - 6.6%		49,699,459
Total Net Assets - 100.0%		$758,008,427

†	Value determined based on Level 1 inputs —See Note 4.
††	Value determined based on Level 2 inputs —See Note 4.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $127,308,921 or 16.8% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at May 31, 2015 - See Note 2.
3	Securities lending collateral - See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2015.

Country Diversification
% of
Country	Corporate Bonds
United States	83.3%
Luxembourg	7.6%
Canada	4.5%
Ireland	2.7%
United Kingdom	1.2%
France	0.7%
Total Corporate Bonds	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 123

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 97.5%
Consumer, Cyclical - 21.1%
FCA US LLC / CG Company-Issuer, Inc.
8.25% due 06/15/21	$38,966,000	$43,135,361
HD Supply, Inc.
11.50% due 07/15/20	16,659,000	19,574,324
11.00% due 04/15/20	9,953,000	11,321,538
7.50% due 07/15/20	7,415,000	8,054,544
MGM Resorts International
7.50% due 06/01/16	11,465,000	12,040,543
10.00% due 11/01/16	8,795,000	9,718,475
6.88% due 04/01/16	3,320,000	3,452,800
Rite Aid Corp.
9.25% due 03/15/20	14,665,000	16,124,168
AmeriGas Finance LLC / AmeriGas Finance Corp.
6.75% due 05/20/20	6,207,000	6,672,525
Dana Holding Corp.
6.75% due 02/15/21	4,549,000	4,833,313
Suburban Propane Partners Limited Partnership/
Suburban Energy Finance Corp.
7.38% due 08/01/21	4,294,000	4,661,652
Tempur Sealy International, Inc.
6.88% due 12/15/20	4,305,000	4,617,113
Wolverine World Wide, Inc.
6.13% due 10/15/20	4,165,000	4,461,756
Office Depot, Inc.
9.75% due 03/15/191	4,000,000	4,437,800
Sabre Holdings Corp.
8.35% due 03/15/16	4,048,000	4,245,340
National CineMedia LLC
7.88% due 07/15/21	2,679,000	2,839,740
Standard Pacific Corp.
10.75% due 09/15/16	2,270,000	2,525,375
DR Horton, Inc.
6.50% due 04/15/16	2,160,000	2,246,400
Lennar Corp.
6.50% due 04/15/16	1,205,000	1,250,188
Quiksilver, Inc. / QS Wholesale, Inc.
7.88% due 08/01/181,2	470,000	444,738
Icon Health & Fitness, Inc.
11.88% due 10/15/161	220,000	222,475
Total Consumer, Cyclical		166,880,168

Communications - 17.6%
Sprint Communications, Inc.
6.00% due 12/01/16	34,926,000	36,388,525
DISH DBS Corp.
7.13% due 02/01/16	25,210,000	26,139,618
Level 3 Financing, Inc.
8.63% due 07/15/20	16,090,000	17,397,313
AMC Networks, Inc.
7.75% due 07/15/21	12,672,000	13,844,160
Alcatel-Lucent USA, Inc.
8.88% due 01/01/201	9,900,000	10,902,375
Altice Finco S.A.
9.88% due 12/15/201,2	9,500,000	10,533,125
Harron Communications, LP/Harron Finance Corp.
9.13% due 04/01/201	6,420,000	6,981,750
Clearwire Communications LLC / Clearwire Finance, Inc.
14.75% due 12/01/161	4,500,000	5,349,375
Zayo Group LLC / Zayo Capital, Inc.
10.13% due 07/01/20	4,631,000	5,244,608
Intelsat Jackson Holdings S.A.
7.50% due 04/01/21	4,505,000	4,589,469
j2 Global, Inc.
8.00% due 08/01/20	945,000	1,022,963
New York Times Co.
6.63% due 12/15/16	560,000	600,250
Ancestry.com, Inc.
11.00% due 12/15/20	500,000	572,500
Total Communications		139,566,031

Industrial - 15.4%
Sealed Air Corp.
8.38% due 09/15/211	14,057,000	15,884,410
Berry Plastics Corp.
9.75% due 01/15/21	12,770,000	14,098,719
Beverage Packaging Holdings Luxembourg II S.A. /
Beverage Packaging Holdings II
5.63% due 12/15/161	13,279,000	13,395,191
USG Corp.
6.30% due 11/15/16	8,858,000	9,308,251
7.88% due 03/30/201	3,505,000	3,802,925
Huntington Ingalls Industries, Inc.
7.13% due 03/15/21	11,278,000	12,123,850
Reynolds Group Issuer Incorporated /
Reynolds Group Issuer LLC / Reynolds Group Issuer
6.88% due 02/15/21	9,650,000	10,229,000
CNH Industrial Capital LLC
6.25% due 11/01/16	8,352,000	8,811,360
ADS Waste Holdings, Inc.
8.25% due 10/01/20	4,960,000	5,251,400
Owens-Brockway Glass Container, Inc.
7.38% due 05/15/16	4,972,000	5,214,385
Louisiana-Pacific Corp.
7.50% due 06/01/20	4,410,000	4,740,750
CNH Industrial America LLC
7.25% due 01/15/16	4,465,000	4,621,275
Building Materials Corporation of America
6.75% due 05/01/211	4,079,000	4,333,938

See notes to financial statements.
124 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 97.5% (continued)
Industrial - 15.4% (continued)
Hanson Ltd.
6.13% due 08/15/16	$3,205,000	$3,381,275
Summit Materials LLC / Summit Materials Finance Corp.
10.50% due 01/31/20	2,992,000	3,283,720
Nortek, Inc.
8.50% due 04/15/21	2,037,000	2,217,784
Lafarge S.A.
6.50% due 07/15/16	990,000	1,049,628
Total Industrial		121,747,861

Financial - 13.5%
Ally Financial, Inc.
3.50% due 07/18/16	23,978,000	24,409,604
3.13% due 01/15/16	3,005,000	3,023,781
Navient LLC
6.25% due 01/25/16	22,839,000	23,438,523
International Lease Finance Corp.
5.75% due 05/15/16	17,736,000	18,334,590
iStar Financial, Inc.
5.88% due 03/15/16	6,015,000	6,172,894
3.88% due 07/01/16	5,773,000	5,823,225
Springleaf Finance Corp.
5.75% due 09/15/16	10,500,000	10,867,500
Realogy Group LLC / Sunshine Group Florida Ltd.
3.38% due 05/01/161	8,765,000	8,865,797
Realogy Group LLC
9.00% due 01/15/201,2	2,825,000	3,058,063
GEO Group, Inc.
6.63% due 02/15/21	1,695,000	1,792,463
Genworth Financial, Inc.
8.63% due 12/15/16	1,298,000	1,398,595
Total Financial		107,185,035

Technology - 7.6%
First Data Corp.
12.63% due 01/15/21	26,030,000	30,552,712
11.75% due 08/15/21	9,875,000	11,319,219
10.63% due 06/15/21	4,711,000	5,335,208
11.25% due 01/15/21	3,145,000	3,538,125
NXP BV / NXP Funding LLC
3.50% due 09/15/161	7,541,000	7,682,394
Dell, Inc.
3.10% due 04/01/16	2,100,000	2,122,890
Total Technology		60,550,548

Energy - 6.8%
Sabine Pass LNG, LP
7.50% due 11/30/16	25,207,000	27,034,507
Chesapeake Energy Corp.
3.25% due 03/15/16	8,910,000	8,910,000
Dresser-Rand Group, Inc.
6.50% due 05/01/21	6,965,000	7,469,963
MarkWest Energy Partners Limited Partnership /
MarkWest Energy Finance Corp.
6.25% due 06/15/22	4,750,000	5,286,512
MarkWest Energy Partners LP /
MarkWest Energy Finance Corp.
6.50% due 08/15/21	4,233,000	4,545,183
Range Resources Corp.
5.75% due 06/01/21	470,000	489,975
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	190,000	202,113
Targa Resources Partners LP /
Targas Resources Finance Corp.
6.88% due 02/01/21	55,000	57,888
Total Energy		53,996,141

Consumer, Non-cyclical - 6.7%
HCA, Inc.
6.50% due 02/15/16	12,058,000	12,495,102
United Rentals North America, Inc.
7.38% due 05/15/20	5,000,000	5,412,499
8.25% due 02/01/21	4,771,000	5,158,644
Live Nation Entertainment, Inc.
7.00% due 09/01/201	4,776,000	5,128,230
Endo Finance LLC / Endo Finco, Inc.
7.25% due 01/15/221	4,745,000	5,059,356
Constellation Brands, Inc.
7.25% due 09/01/16	4,267,000	4,566,714
SUPERVALU, Inc.
8.00% due 05/01/16	3,158,000	3,343,533
American Achievement Corp.
10.88% due 04/15/161,2	3,200,000	3,124,000
Prestige Brands, Inc.
8.13% due 02/01/20	2,735,000	2,953,800
Hertz Corp.
7.38% due 01/15/21	2,353,000	2,473,591
American Seafoods Group LLC /
American Seafoods Finance, Inc.
10.75% due 05/15/161,2	1,415,000	1,404,388
RR Donnelley & Sons Co.
8.60% due 08/15/16	1,035,000	1,121,681
Elizabeth Arden, Inc.
7.38% due 03/15/212	925,000	785,094
Valeant Pharmaceuticals International, Inc.
7.25% due 07/15/221	130,000	139,588
Total Consumer, Non-cyclical		53,166,220

Basic Materials - 5.7%
Ashland, Inc.
3.00% due 03/15/16	12,585,000	12,710,850
ArcelorMittal
4.50% due 03/01/16	9,505,000	9,718,863
First Quantum Minerals Ltd.
8.75% due 06/01/201	7,065,000	7,745,006

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 125

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 97.5% (continued)
Basic Materials - 5.7% (continued)
Steel Dynamics, Inc.
6.13% due 08/15/19	4,080,000	4,375,800
Global Brass and Copper, Inc.
9.50% due 06/01/19	3,755,000	4,111,725
Kaiser Aluminum Corp.
8.25% due 06/01/20	3,090,000	3,368,100
Vedanta Resources plc
6.75% due 06/07/161	2,750,000	2,836,625
Total Basic Materials		44,866,969

Utilities - 3.1%
NRG Energy, Inc.
7.88% due 05/15/21	20,360,000	21,912,450
AmeriGas Partners, LP / AmeriGas Finance Corp.
6.50% due 05/20/21	1,728,000	1,827,360
DPL, Inc.
6.50% due 10/15/16	673,000	708,332
PPL Energy Supply LLC
6.20% due 05/15/16	30,000	31,095
Total Utilities		24,479,237
Total Corporate Bonds
(Cost $765,059,818)		772,438,210

SECURITIES LENDING COLLATERAL† - 2.0%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1070%	16,272,639	$16,272,639
Total Securities Lending Collateral
(Cost $16,272,639)		16,272,639
Total Investments - 99.5%
(Cost $781,332,457)		$788,710,849
Other Assets & Liabilities, net - 0.5%		3,674,798
Total Net Assets - 100.0%		$792,385,647

Country Diversification
% of
Country	Corporate Bonds
United States	92.1%
Luxembourg	5.0%
Canada	1.0%
Netherlands	1.0%
United Kingdom	0.8%
France	0.1%
Total Corporate Bonds	100.0%

†	Value determined based on Level 1 inputs —See Note 4.
††	Value determined based on Level 2 inputs —See Note 4.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $121,331,549 or 15.3% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at May 31, 2015 - See Note 2.
3	Securities lending collateral - See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2016.

See notes to financial statements.
126 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 97.7%
Financial - 26.1%
CIT Group, Inc.
4.25% due 08/15/17	$14,049,000	$14,400,225
5.00% due 05/15/17	8,591,000	8,928,626
Ally Financial, Inc.
5.50% due 02/15/17	7,371,000	7,721,123
6.25% due 12/01/17	6,822,000	7,333,650
2.75% due 01/30/17	6,381,000	6,407,800
3.25% due 09/29/17	1,500,000	1,509,375
8.00% due 12/31/18	294,000	330,750
International Lease Finance Corp.
8.75% due 03/15/17	12,044,000	13,338,730
8.88% due 09/01/17	4,762,000	5,404,870
Springleaf Finance Corp.
6.90% due 12/15/17	14,900,000	15,943,000
6.50% due 09/15/17	1,700,000	1,797,750
Navient Corp.
6.00% due 01/25/17	8,326,000	8,742,300
4.63% due 09/25/17	4,548,000	4,673,070
ARC Properties Operating Partnership, LP
2.00% due 02/06/17	10,500,000	10,290,000
iStar Financial, Inc.
4.00% due 11/01/17	4,669,000	4,616,474
9.00% due 06/01/17	3,068,000	3,370,965
Aircastle Ltd.
6.75% due 04/15/17	4,232,000	4,559,980
Crescent Resources LLC / Crescent Ventures, Inc.
10.25% due 08/15/171	3,949,000	4,230,366
Synovus Financial Corp.
5.13% due 06/15/17	3,557,000	3,658,303
AerCap Ireland Capital Limited / AerCap Global Aviation Trust
2.75% due 05/15/171	3,500,000	3,500,000
AerCap Aviation Solutions BV
6.38% due 05/30/17	3,000,000	3,202,500
Ladder Capital Finance Holdings LLLP /
Ladder Capital Finance Corp.
7.38% due 10/01/17	2,798,000	2,930,905
Total Financial		136,890,762

Communications - 18.2%
Sprint Communications, Inc.
8.38% due 08/15/17	10,109,000	11,069,354
9.13% due 03/01/17	8,133,000	8,909,702
Windstream Services LLC
7.88% due 11/01/17	8,483,000	9,172,243
Univision Communications, Inc.
6.75% due 09/15/221	8,208,000	8,915,940
Cablevision Systems Corp.
8.63% due 09/15/17	7,775,000	8,639,968
DISH DBS Corp.
4.63% due 07/15/17	7,351,000	7,654,229
CenturyLink, Inc.
5.15% due 06/15/17	3,214,000	3,362,648
6.00% due 04/01/17	2,331,000	2,485,429
McClatchy Co.
9.00% due 12/15/22	4,901,000	4,796,854
5.75% due 09/01/17	200,000	210,250
Alcatel-Lucent USA, Inc.
4.63% due 07/01/171	4,850,000	5,001,563
Telesat Canada / Telesat LLC
6.00% due 05/15/171	4,579,000	4,664,856
CyrusOne Limited Partnership / CyrusOne Finance Corp.
6.38% due 11/15/22	4,200,000	4,431,000
Frontier Communications Corp.
8.25% due 04/15/17	3,690,000	4,045,162
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/171	2,028,000	2,098,980
Bankrate, Inc.
6.13% due 08/15/181	2,130,000	2,098,050
Visant Corp.
10.00% due 10/01/17	2,449,000	2,075,528
American Media, Inc.
11.50% due 12/15/172	1,958,000	2,060,795
Spanish Broadcasting System, Inc.
12.50% due 04/15/171	1,958,000	2,048,558
Lamar Media Corp.
5.88% due 02/01/22	1,714,000	1,816,840
Total Communications		95,557,949

Industrial - 12.8%
Case New Holland Industrial, Inc.
7.88% due 12/01/17	12,840,000	14,268,450
Novelis, Inc.
8.38% due 12/15/17	7,100,000	7,437,250
Beverage Packaging Holdings Luxembourg II S.A. /
Beverage Packaging Holdings II Is
6.00% due 06/15/171	6,690,000	6,773,625
Abengoa Finance SAU
8.88% due 11/01/171,2	5,500,000	5,775,000
WireCo WorldGroup, Inc.
9.50% due 05/15/17	5,847,000	5,437,710
SPX Corp.
6.88% due 09/01/17	4,875,000	5,338,125
CNH Industrial Capital LLC
3.25% due 02/01/17	4,131,000	4,161,983
International Wire Group Holdings, Inc.
8.50% due 10/15/171,2	3,958,000	4,136,110
Associated Materials LLC / AMH New Finance, Inc.
9.13% due 11/01/17	4,410,000	3,792,600
Greif, Inc.
6.75% due 02/01/17	3,223,000	3,416,380

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 127

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 97.7% (continued)
Industrial - 12.8% (continued)
Hapag-Lloyd AG
9.75% due 10/15/171,2	$2,000,000	$2,080,000
Norbord Delaware GP I
7.70% due 02/15/171	1,878,000	2,047,020
Pactiv LLC
8.13% due 06/15/17	1,380,000	1,500,750
Sequa Corp.
7.00% due 12/15/171,2	1,303,000	866,495
Total Industrial		67,031,498

Consumer, Cyclical - 11.9%
MGM Resorts International
7.63% due 01/15/17	6,247,000	6,738,951
VWR Funding, Inc.
7.25% due 09/15/17	6,163,000	6,417,224
Lennar Corp.
4.75% due 12/15/17	3,328,000	3,469,439
12.25% due 06/01/17	2,008,000	2,402,069
4.75% due 11/15/22	194,000	193,273
L Brands, Inc.
6.90% due 07/15/17	5,305,000	5,835,500
Toys R Us Property Company II LLC
8.50% due 12/01/172	4,910,000	4,971,375
Tops Holding LLC / Tops Markets LLC
8.88% due 12/15/17	4,100,000	4,305,000
H&E Equipment Services, Inc.
7.00% due 09/01/222	3,772,000	3,998,320
Viking Cruises Ltd.
8.50% due 10/15/221	3,463,000	3,895,875
Palace Entertainment Holdings LLC /
Palace Entertainment Holdings Corp.
8.88% due 04/15/171	3,407,000	3,438,941
Goodyear Tire & Rubber Co.
7.00% due 05/15/22	2,570,000	2,823,788
KB Home
9.10% due 09/15/17	2,413,000	2,720,657
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	2,432,000	2,626,560
Sonic Automotive, Inc.
7.00% due 07/15/22	1,803,000	1,965,270
Shingle Springs Tribal Gaming Authority
9.75% due 09/01/211	1,200,000	1,350,000
JC Penney Corporation, Inc.
7.95% due 04/01/17	1,172,000	1,230,600
DR Horton, Inc.
4.75% due 05/15/17	1,085,000	1,137,894
Toys R Us, Inc.
10.38% due 08/15/172	1,223,000	1,085,413
Ryland Group, Inc.
8.40% due 05/15/172	735,000	821,363
Logan’s Roadhouse, Inc.
10.75% due 10/15/17	538,000	422,330
Sally Holdings LLC / Sally Capital, Inc.
5.75% due 06/01/22	108,000	115,560
Bon-Ton Department Stores, Inc.
10.63% due 07/15/17	96,000	96,120
Total Consumer, Cyclical		62,061,522

Consumer, Non-cyclical - 10.4%
United Rentals North America, Inc.
7.63% due 04/15/22	10,894,000	11,956,164
Constellation Brands, Inc.
7.25% due 05/15/17	6,311,000	6,953,933
Fresenius Medical Care US Finance, Inc.
6.88% due 07/15/17	4,732,000	5,193,370
Capella Healthcare, Inc.
9.25% due 07/01/17	4,193,000	4,318,790
Centene Corp.
5.75% due 06/01/17	3,993,000	4,257,537
Spectrum Brands, Inc.
6.63% due 11/15/22	3,435,000	3,701,213
Health Net, Inc.
6.38% due 06/01/17	3,399,000	3,666,671
DS Services of America, Inc.
10.00% due 09/01/211	2,500,000	2,943,750
Smithfield Foods, Inc.
7.75% due 07/01/17	2,531,000	2,803,082
6.63% due 08/15/22	5,000	5,423
RR Donnelley & Sons Co.
6.13% due 01/15/17	2,534,000	2,698,710
Service Corporation International
7.00% due 06/15/17	2,193,000	2,398,594
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
4.88% due 11/15/17	1,958,000	2,019,246
Ashtead Capital, Inc.
6.50% due 07/15/221	750,000	809,063
Vantage Oncology LLC / Vantage Oncology Finance Co.
9.50% due 06/15/171	488,000	483,120
Total Consumer, Non-cyclical		54,208,666

Energy - 7.5%
Chesapeake Energy Corp.
6.50% due 08/15/17	5,075,000	5,392,187
NGPL PipeCo LLC
7.12% due 12/15/171	4,419,000	4,573,665
WPX Energy, Inc.
5.25% due 01/15/17	3,709,000	3,820,270

See notes to financial statements.
128 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 97.7% (continued)
Energy - 7.5% (continued)
Concho Resources, Inc.
6.50% due 01/15/22	$3,566,000	$3,762,130
Sanchez Energy Corp.
7.75% due 06/15/212	2,940,000	3,013,500
Laredo Petroleum, Inc.
7.38% due 05/01/22	2,639,000	2,817,132
Oasis Petroleum, Inc.
6.88% due 01/15/23	2,589,000	2,640,780
Tesoro Corp.
4.25% due 10/01/17	2,449,000	2,546,960
Pacific Drilling V Ltd.
7.25% due 12/01/171	2,500,000	2,300,000
Cimarex Energy Co.
5.88% due 05/01/22	1,858,000	2,013,608
Penn Virginia Corp.
8.50% due 05/01/202	1,563,000	1,484,850
Swift Energy Co.
7.13% due 06/01/17	1,993,000	1,305,415
SandRidge Energy, Inc.
8.13% due 10/15/22	1,958,000	1,125,850
Chaparral Energy, Inc.
7.63% due 11/15/22	1,317,000	1,060,185
Hercules Offshore, Inc.
8.75% due 07/15/211	2,626,000	892,840
PetroQuest Energy, Inc.
10.00% due 09/01/17	488,000	440,420
Total Energy		39,189,792

Basic Materials - 7.4%
ArcelorMittal
5.25% due 02/25/17	10,637,000	11,115,664
Perstorp Holding AB
11.00% due 08/15/171	3,000,000	3,232,500
8.75% due 05/15/171,2	3,000,000	3,157,500
Ryerson / Joseph T Ryerson & Son Inc
9.00% due 10/15/17	4,928,000	5,026,560
United States Steel Corp.
6.05% due 06/01/17	3,787,000	3,985,818
Commercial Metals Co.
6.50% due 07/15/17	3,508,000	3,744,790
Thompson Creek Metals Co., Inc.
9.75% due 12/01/172	2,668,000	2,828,080
Steel Dynamics, Inc.
6.38% due 08/15/22	2,449,000	2,632,675
Sappi Papier Holding GmbH
7.75% due 07/15/171	1,250,000	1,359,375
American Gilsonite Co.
11.50% due 09/01/171	1,055,000	931,038
Evraz Group S.A.
7.40% due 04/24/171	500,000	502,500
Total Basic Materials		38,516,500

Utilities - 2.4%
Calpine Corp.
7.88% due 01/15/231	5,722,000	6,290,629
GenOn Energy, Inc.
7.88% due 06/15/17	6,000,000	6,171,000
Total Utilities		12,461,629

Technology - 1.0%
DynCorp International, Inc.
10.38% due 07/01/17	2,658,000	2,113,110
Unisys Corp.
6.25% due 08/15/17	1,714,000	1,831,838
Aspect Software, Inc.
10.62% due 05/15/17	1,470,000	1,330,350
Total Technology		5,275,298
Total Corporate Bonds
(Cost $517,059,878)		511,193,616

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 3.3%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1047%	17,022,892	$17,022,892
Total Securities Lending Collateral
(Cost $17,022,892)		17,022,892
Total Investments - 101.0%
(Cost $534,082,770)		$528,216,508
Other Assets & Liabilities, net - (1.0)%		(5,142,976)
Total Net Assets - 100.0%		$523,073,532

†	Value determined based on Level 1 inputs – See Note 4.
††	Value determined based on Level 2 inputs – See Note 4.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $90,397,358 or 17.3% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at May 31, 2015 – See Note 2.
3	Securities lending collateral – See Note 2.

State maturity dates are disclosed. The corporate bonds may also have call dates in 2017.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 129

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	87.0%
Luxembourg	3.6%
Canada	2.9%
Bermuda	1.7%
Sweden	1.3%
Spain	1.1%
Ireland	0.7%
Netherlands	0.6%
British Virgin Islands	0.4%
Germany	0.4%
Austria	0.3%
Total Corporate Bonds	100.0%

See notes to financial statements.
130 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
	Shares	Value
COMMON STOCKS†† - 0.0%**
Common Stock - 0.0%
CEVA Group*	90	$67,283
Total Common Stocks
(Cost $120,716)		67,283

PREFERRED STOCKS†† - 0.0%**
Preferred Stock - 0.0%
CEVA Group *	194	145,650
Total Preferred Stocks
(Cost $261,320)		145,650

	Face
	Amount	Value
CORPORATE BONDS†† - 97.1%
Consumer, Non-cyclical - 17.0%
CHS/Community Health Systems, Inc.
5.12% due 08/15/18	$7,834,000	$8,078,812
Valeant Pharmaceuticals International, Inc.
6.75% due 08/15/181	6,981,000	7,391,133
Tenet Healthcare Corp.
6.25% due 11/01/18	5,065,000	5,530,321
Alere, Inc.
7.25% due 07/01/18	2,214,000	2,357,909
8.63% due 10/01/18	2,150,000	2,237,344
inVentiv Health, Inc.
9.00% due 01/15/181	3,500,000	3,664,063
NBTY, Inc.
9.00% due 10/01/18	3,400,000	3,553,000
Safway Group Holding LLC / Safway Finance Corp.
7.00% due 05/15/181	3,250,000	3,347,500
Central Garden & Pet Co.
8.25% due 03/01/182	2,802,000	2,877,654
HCA, Inc.
8.00% due 10/01/18	2,350,000	2,743,625
Marfrig Holding Europe BV
8.38% due 05/09/181	2,700,000	2,733,749
Smithfield Foods, Inc.
5.25% due 08/01/181	2,437,000	2,494,879
Fresenius Medical Care US Finance, Inc.
6.50% due 09/15/181	2,100,000	2,341,500
Speedy Cash Intermediate Holdings Corp.
10.75% due 05/15/181	2,250,000	2,188,125
Avon Products, Inc.
4.20% due 07/15/182	2,322,000	2,147,850
Service Corporation International
7.63% due 10/01/18	1,851,000	2,147,160
NES Rentals Holdings, Inc.
7.88% due 05/01/181	2,027,000	2,082,743
RR Donnelley & Sons Co.
7.25% due 05/15/18	1,652,000	1,833,720
PRA Holdings, Inc.
9.50% due 10/01/231	1,500,000	1,698,750
Mallinckrodt International Finance S.A.
3.50% due 04/15/18	1,657,000	1,669,428
Harland Clarke Holdings Corp.
9.75% due 08/01/181	1,500,000	1,586,625
Hertz Corp.
4.25% due 04/01/182	1,300,000	1,322,750
Hanger, Inc.
7.13% due 11/15/18	1,220,000	1,232,200
Armored Autogroup, Inc.
9.25% due 11/01/18	970,000	1,018,355
Total Consumer, Non-cyclical		68,279,195

Financial - 15.5%
Navient Corp.
8.45% due 06/15/18	11,375,000	12,768,437
5.00% due 06/15/18	250,000	250,000
CIT Group, Inc.
5.25% due 03/15/18	7,068,000	7,403,729
6.63% due 04/01/181	3,750,000	4,045,125
Ally Financial, Inc.
4.75% due 09/10/18	3,500,000	3,631,250
3.25% due 02/13/18	3,000,000	2,996,250
8.00% due 12/31/18	2,559,000	2,878,875
iStar Financial, Inc.
7.13% due 02/15/18	2,250,000	2,393,438
4.88% due 07/01/18	2,250,000	2,227,500
International Lease Finance Corp.
3.88% due 04/15/18	3,750,000	3,848,250
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 08/01/18	3,000,000	3,033,750
ROC Finance LLC / ROC Finance 1 Corp.
12.13% due 09/01/181	2,428,000	2,623,758
TMX Finance LLC / TitleMax Finance Corp.
8.50% due 09/15/181	2,500,000	2,137,500
Cantor Commercial Real Estate Company
Limited Partnership / CCRE Finance Corp.
7.75% due 02/15/181	2,000,000	2,110,000
Aircastle Ltd.
4.63% due 12/15/18	2,000,000	2,090,000
Rialto Holdings LLC / Rialto Corp.
7.00% due 12/01/181	1,500,000	1,578,750
American Capital Ltd.
6.50% due 09/15/181	1,500,000	1,563,750
Genworth Holdings, Inc.
6.52% due 05/22/18	1,450,000	1,534,289
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/181	1,250,000	1,296,875
GFI Group, Inc.
10.38% due 07/19/18	1,000,000	1,122,500

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 131

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 97.1% (continued)
Financial - 15.5% (continued)
Royal Bank of Scotland Group plc
4.70% due 07/03/18	$750,000	$783,054
Total Financial		62,317,080

Consumer, Cyclical - 14.5%
Algeco Scotsman Global Finance plc
8.50% due 10/15/181,2	6,500,000	6,491,875
Jaguar Land Rover Automotive plc
4.13% due 12/15/181	3,980,000	4,099,400
Standard Pacific Corp.
8.38% due 05/15/18	3,500,000	4,024,999
Lennar Corp.
4.13% due 12/01/18	1,750,000	1,793,750
6.95% due 06/01/18	1,410,000	1,556,288
MGM Resorts International
11.38% due 03/01/18	2,616,000	3,152,280
Party City Holdings, Inc.
8.88% due 08/01/20	2,900,000	3,136,350
US Airways Group, Inc.
6.13% due 06/01/18	3,000,000	3,105,000
NCL Corporation Ltd.
5.00% due 02/15/18	2,265,000	2,327,288
United Continental Holdings, Inc.
6.38% due 06/01/18	2,100,000	2,199,750
DR Horton, Inc.
3.63% due 02/15/18	2,050,000	2,103,812
New Look Bondco I plc
8.38% due 05/14/181	2,000,000	2,087,500
Beazer Homes USA, Inc.
6.63% due 04/15/18	2,005,000	2,077,681
Accuride Corp.
9.50% due 08/01/18	2,000,000	2,070,000
KB Home
7.25% due 06/15/18	1,893,000	2,068,103
Peninsula Gaming LLC / Peninsula Gaming Corp.
8.38% due 02/15/181	1,950,000	2,059,688
Pittsburgh Glass Works LLC
8.00% due 11/15/181	1,800,000	1,903,500
NAI Entertainment Holdings / NAI Entertainment
Holdings Finance Corp.
5.00% due 08/01/181	1,750,000	1,811,250
Building Materials Holding Corp.
9.00% due 09/15/181	1,500,000	1,627,500
Landry’s Holdings II, Inc.
10.25% due 01/01/181	1,500,000	1,565,625
Lions Gate Entertainment Corp.
5.25% due 08/01/18	1,500,000	1,560,000
Brightstar Corp.
7.25% due 08/01/181	1,400,000	1,487,500
JC Penney Corporation, Inc.
5.75% due 02/15/18	1,100,000	1,091,750
International Automotive Components Group S.A.
9.13% due 06/01/181	1,000,000	1,035,000
Gibson Brands, Inc.
8.88% due 08/01/181	1,000,000	1,030,000
Toys R Us, Inc.
7.38% due 10/15/182	900,000	695,250
Total Consumer, Cyclical		58,161,139

Industrial - 12.5%
Bombardier, Inc.
5.50% due 09/15/181,2	4,000,000	3,979,999
7.50% due 03/15/181	3,750,000	3,970,313
Wise Metals Group LLC / Wise Alloys Finance Corp.
8.75% due 12/15/181	4,130,000	4,429,465
Reynolds Group Issuer Incorporated / Reynolds
Group Issuer LLC / Reynolds Group Issuer Lu
8.50% due 05/15/18	4,073,000	4,159,551
Aguila 3 S.A.
7.88% due 01/31/181	4,000,000	4,030,000
CNH Industrial Capital LLC
3.63% due 04/15/18	3,500,000	3,521,875
JMC Steel Group, Inc.
8.25% due 03/15/181,2	3,450,000	3,135,188
Tervita Corp.
8.00% due 11/15/181	2,500,000	2,356,250
10.88% due 02/15/181,2	1,000,000	710,000
USG Corp.
9.75% due 01/15/18	2,600,000	3,003,286
Kemet Corp.
10.50% due 05/01/182	2,790,000	2,845,800
Ducommun, Inc.
9.75% due 07/15/18	2,656,000	2,812,040
Overseas Shipholding Group, Inc.
8.13% due 03/30/18	2,000,000	2,093,750
Owens-Illinois, Inc.
7.80% due 05/15/18	1,750,000	1,981,875
Tutor Perini Corp.
7.63% due 11/01/18	1,761,000	1,827,038
Flexi-Van Leasing, Inc.
7.88% due 08/15/181	1,750,000	1,800,313
Vulcan Materials Co.
7.00% due 06/15/18	1,500,000	1,713,750
US Concrete, Inc.
8.50% due 12/01/18	1,000,000	1,065,000
Xerium Technologies, Inc.
8.88% due 06/15/18	500,000	519,688
Quality Distribution LLC / QD Capital Corp.
9.87% due 11/01/18	84,000	88,830
Total Industrial		50,044,011
See notes to financial statements.
132 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 97.1% (continued)
Communications - 12.4%
Sprint Communications, Inc.
9.00% due 11/15/181	$13,702,000	$15,740,172
DISH DBS Corp.
4.25% due 04/01/18	6,250,000	6,437,500
CSC Holdings LLC
7.63% due 07/15/18	2,600,000	2,886,000
7.88% due 02/15/18	2,000,000	2,225,000
Cablevision Systems Corp.
7.75% due 04/15/18	3,854,000	4,234,583
Frontier Communications Corp.
8.13% due 10/01/18	3,325,000	3,680,343
T-Mobile USA, Inc.
5.25% due 09/01/18	2,500,000	2,590,625
IAC
4.88% due 11/30/18	2,461,000	2,556,364
Intelsat Luxembourg S.A.
6.75% due 06/01/18	2,500,000	2,468,750
Bankrate, Inc.
6.13% due 08/15/181	2,500,000	2,462,500
Gannett Co., Inc.
7.13% due 09/01/18	2,000,000	2,057,500
HC2 Holdings, Inc.
11.00% due 12/01/191	1,500,000	1,541,250
CPI International, Inc.
8.75% due 02/15/18	1,000,000	1,035,000
Total Communications		49,915,587

Basic Materials - 11.0%
ArcelorMittal
6.13% due 06/01/18	7,595,000	8,164,625
Hexion, Inc.
8.88% due 02/01/18	4,810,000	4,437,225
Vedanta Resources plc
9.50% due 07/18/181,2	4,000,000	4,195,000
INEOS Group Holdings S.A.
6.13% due 08/15/181	3,813,000	3,932,156
Aleris International, Inc.
7.63% due 02/15/18	3,393,000	3,528,720
Ashland, Inc.
3.88% due 04/15/18	3,000,000	3,101,850
United States Steel Corp.
7.00% due 02/01/182	2,805,000	3,046,931
Commercial Metals Co.
7.35% due 08/15/18	2,550,000	2,779,500
AK Steel Corp.
8.75% due 12/01/18	2,200,000	2,334,750
OMNOVA Solutions, Inc.
7.88% due 11/01/18	1,750,000	1,791,563
Smurfit Kappa Acquisitions
4.88% due 09/15/181	1,525,000	1,616,500
PQ Corp.
8.75% due 11/01/181	1,500,000	1,554,375
Rain CII Carbon LLC / CII Carbon Corp.
8.00% due 12/01/181	1,500,000	1,477,500
Cornerstone Chemical Co.
9.38% due 03/15/181	1,000,000	1,057,500
Ryerson Incorporated / Joseph T Ryerson & Son Inc
11.25% due 10/15/182	920,000	892,400
Thompson Creek Metals Company, Inc.
7.38% due 06/01/18	500,000	437,500
Total Basic Materials		44,348,095

Energy - 8.7%
Targa Resources Partners Limited Partnership /
Targa Resources Partners Finance Corp.
5.00% due 01/15/181	4,645,000	4,819,188
Peabody Energy Corp.
6.00% due 11/15/182	5,500,000	3,932,500
Chesapeake Energy Corp.
7.25% due 12/15/18	3,432,000	3,715,139
Rockies Express Pipeline LLC
6.85% due 07/15/181	2,750,000	2,963,125
Whiting Petroleum Corp.
6.50% due 10/01/18	2,500,000	2,568,750
Ultra Petroleum Corp.
5.75% due 12/15/181	2,500,000	2,431,250
EXCO Resources, Inc.
7.50% due 09/15/18	2,750,000	1,904,375
Exterran Holdings, Inc.
7.25% due 12/01/18	1,755,000	1,820,813
Alta Mesa Holdings Limited Partnership /
Alta Mesa Finance Services Corp.
9.63% due 10/15/18	2,000,000	1,630,000
EPL Oil & Gas, Inc.
8.25% due 02/15/182	2,292,000	1,621,590
United Refining Co.
10.50% due 02/28/18	1,487,000	1,568,785
NuStar Logistics, LP
8.15% due 04/15/18	1,300,000	1,463,319
Petroleum Geo-Services ASA
7.38% due 12/15/181	1,500,000	1,436,250
Gastar Exploration, Inc.
8.63% due 05/15/18	1,500,000	1,425,000
Natural Resource Partners Limited Partnership /
NRP Finance Corp.
9.13% due 10/01/18	1,000,000	930,000
Nuverra Environmental Solutions, Inc.
9.88% due 04/15/182	750,000	598,125
Alpha Natural Resources, Inc.
9.75% due 04/15/18	1,250,000	281,250
Total Energy		35,109,459

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 133

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 97.1% (continued)
Utilities - 3.0%
NRG Energy, Inc.
7.63% due 01/15/18	$5,489,000	$6,131,213
GenOn Energy, Inc.
9.50% due 10/15/18	3,000,000	3,112,500
Atlantic Power Corp.
9.00% due 11/15/18	2,000,000	2,095,000
PPL Energy Supply LLC
6.50% due 05/01/182	750,000	806,841
Total Utilities		12,145,554

Technology - 2.5%
NXP BV / NXP Funding LLC
3.75% due 06/01/181	3,500,000	3,578,749
Dell, Inc.
5.65% due 04/15/18	2,750,000	2,925,313
BMC Software, Inc.
7.25% due 06/01/182	1,250,000	1,215,625
Amkor Technology, Inc.
7.38% due 05/01/18	1,000,000	1,020,625
Interface Security Systems Holdings Incorporated /
Interface Security Systems LLC
9.25% due 01/15/18	750,000	761,250
SunGard Data Systems, Inc.
7.38% due 11/15/18	491,000	511,868
Total Technology		10,013,430
Total Corporate Bonds
(Cost $396,413,159)		390,333,550

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 3.9%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1070%	15,663,759	$15,663,759
Total Securities Lending Collateral
(Cost $15,663,759)		15,663,759
Total Investments - 101.0%
(Cost $412,458,954)		$406,210,242
Other Assets & Liabilities, net - (1.0)%		(4,166,690)
Total Net Assets - 100.0%		$402,043,552

*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $143,300,706, or 35.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at May 31, 2015 — See Note 2.
3	Securities lending collateral — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2018.

Country Diversification
% of Long-Term
Country	Investments
United States	80.1%
Canada	6.4%
Luxembourg	5.5%
United Kingdom	4.5%
Netherlands	1.6%
Bermuda	1.1%
Ireland	0.4%
Norway	0.4%
Total Long-Term Investments	100.0%

See notes to financial statements.
134 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 96.4%
Communications - 17.6%
Numericable-SFR SAS
4.88% due 05/15/191	$3,000,000	$3,029,249
Avaya, Inc.
7.00% due 04/01/191	1,850,000	1,859,250
9.00% due 04/01/191	800,000	830,000
Sprint Capital Corp.
6.90% due 05/01/19	2,100,000	2,183,160
Intelsat Jackson Holdings S.A.
7.25% due 04/01/19	2,075,000	2,134,656
DISH DBS Corp.
7.88% due 09/01/19	1,700,000	1,925,249
WideOpenWest Finance LLC / WideOpenWest Capital Corp.
10.25% due 07/15/19	1,650,000	1,767,563
iHeartCommunications, Inc.
9.00% due 12/15/19	1,600,000	1,578,000
Hughes Satellite Systems Corp.
6.50% due 06/15/19	1,400,000	1,545,250
T-Mobile USA, Inc.
6.46% due 04/28/19	1,400,000	1,449,875
Nokia Oyj
5.38% due 05/15/19	1,300,000	1,408,875
Starz LLC / Starz Finance Corp.
5.00% due 09/15/19	1,050,000	1,085,438
CSC Holdings LLC
8.63% due 02/15/19	800,000	914,000
CenturyLink, Inc.
6.15% due 09/15/19	700,000	759,500
Frontier Communications Corp.
7.13% due 03/15/19	700,000	747,250
EarthLink Holdings Corp.
8.88% due 05/15/19	700,000	731,500
Gannett Company, Inc.
5.13% due 10/15/19	660,000	692,175
CCO Holdings LLC / CCO Holdings Capital Corp.
7.00% due 01/15/19	644,000	670,163
Syniverse Holdings, Inc.
9.13% due 01/15/19	350,000	313,250
Cumulus Media Holdings, Inc.
7.75% due 05/01/192	300,000	283,125
VimpelCom Holdings BV
5.20% due 02/13/191	200,000	195,300
Total Communications		26,102,828

Financial - 14.3%
CIT Group, Inc.
5.50% due 02/15/191	2,000,000	2,117,500
3.88% due 02/19/19	1,200,000	1,206,000
Navient Corp.
4.88% due 06/17/19	1,600,000	1,612,000
5.50% due 01/15/19	1,550,000	1,612,000
International Lease Finance Corp.
6.25% due 05/15/19	1,350,000	1,501,875
5.88% due 04/01/19	1,000,000	1,096,100
Ally Financial, Inc.
3.50% due 01/27/19	1,050,000	1,044,750
3.75% due 11/18/19	1,000,000	1,000,100
OneMain Financial Holdings, Inc.
6.75% due 12/15/191	1,500,000	1,609,680
AerCap Ireland Capital Limited /
AerCap Global Aviation Trust
3.75% due 05/15/191	1,280,000	1,304,000
iStar Financial, Inc.
5.00% due 07/01/19	1,250,000	1,240,625
Aircastle Ltd.
6.25% due 12/01/19	950,000	1,048,563
Realogy Group LLC / Realogy Company-Issuer Corp.
4.50% due 04/15/191	1,000,000	1,020,000
Springleaf Finance Corp.
5.25% due 12/15/19	1,000,000	1,011,280
ARC Properties Operating Partnership, LP
3.00% due 02/06/19	1,000,000	965,000
Synovus Financial Corp.
7.88% due 02/15/19	700,000	793,625
PHH Corp.
7.38% due 09/01/19	550,000	595,375
CNL Lifestyle Properties, Inc.
7.25% due 04/15/19	200,000	207,250
Total Financial		20,985,723

Consumer, Cyclical - 14.1%
Lennar Corp.
4.50% due 11/15/19	1,150,000	1,175,874
4.50% due 06/15/19	750,000	772,500
American Airlines Group, Inc.
5.50% due 10/01/191	1,250,000	1,265,624
MGM Resorts International
8.63% due 02/01/19	1,050,000	1,212,750
Greektown Holdings LLC/Greektown Mothership Corp.
8.88% due 03/15/191	1,000,000	1,062,500
American Axle & Manufacturing, Inc.
7.75% due 11/15/192	700,000	801,500
5.13% due 02/15/19	200,000	206,750
TRI Pointe Holdings, Inc.
4.38% due 06/15/191	1,000,000	988,750
Polymer Group, Inc.
7.75% due 02/01/19	766,000	797,598
6.88% due 06/01/191	200,000	187,250
DR Horton, Inc.
3.75% due 03/01/19	950,000	957,125
Beazer Homes USA, Inc.
5.75% due 06/15/19	855,000	840,038
9.13% due 05/15/19	100,000	104,250
Guitar Center, Inc.
6.50% due 04/15/191,2	1,000,000	907,500
CCM Merger, Inc.
9.13% due 05/01/191	750,000	817,499

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 135

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 96.4% (continued)
Consumer, Cyclical - 14.1% (continued)
Commercial Vehicle Group, Inc.
7.88% due 04/15/192	$775,000	$804,063
GameStop Corp.
5.50% due 10/01/191	750,000	780,938
KB Home
4.75% due 05/15/19	750,000	750,000
Air Canada
6.75% due 10/01/191	700,000	749,000
Rexel S.A.
6.13% due 12/15/191	700,000	741,038
L Brands, Inc.
8.50% due 06/15/19	550,000	663,438
Carmike Cinemas, Inc.
7.38% due 05/15/19	600,000	638,400
International Game Technology
7.50% due 06/15/19	550,000	588,500
Carlson Wagonlit BV
6.88% due 06/15/191	500,000	527,500
Jaguar Land Rover Automotive plc
4.25% due 11/15/191	500,000	517,500
Allegiant Travel Co.
5.50% due 07/15/19	500,000	515,625
JC Penney Corporation, Inc.
8.13% due 10/01/192	500,000	506,250
Algeco Scotsman Global Finance plc
10.75% due 10/15/191	400,000	323,000
Radio Systems Corp.
8.38% due 11/01/191	200,000	216,000
Jo-Ann Stores LLC
8.13% due 03/15/191	200,000	195,500
Caleres, Inc.
7.13% due 05/15/19	100,000	104,000
Total Consumer, Cyclical		20,718,260

Industrial - 13.0%
Reynolds Group Issuer Incorporated / Reynolds
Group Issuer LLC / Reynolds Group Issuer Lu
9.00% due 04/15/19	1,250,000	1,306,249
9.88% due 08/15/19	613,000	650,929
XPO Logistics, Inc.
7.88% due 09/01/191	1,250,000	1,346,875
BlueLine Rental Finance Corp.
7.00% due 02/01/191	1,100,000	1,141,250
Greif, Inc.
7.75% due 08/01/19	950,000	1,083,000
Florida East Coast Holdings Corp.
6.75% due 05/01/191	1,050,000	1,050,000
Viasystems, Inc.
7.88% due 05/01/191	950,000	1,010,563
Kratos Defense & Security Solutions, Inc.
7.00% due 05/15/19	1,000,000	895,000
SBA Communications Corp.
5.63% due 10/01/19	800,000	847,000
Anixter, Inc.
5.63% due 05/01/19	750,000	810,000
AEP Industries, Inc.
8.25% due 04/15/19	750,000	774,375
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.25% due 01/31/191	750,000	766,875
Real Alloy Holding, Inc.
10.00% due 01/15/191	750,000	763,125
Sanmina Corp.
4.38% due 06/01/191	750,000	755,625
CNH Industrial Capital LLC
3.38% due 07/15/191	750,000	733,125
Casella Waste Systems, Inc.
7.75% due 02/15/19	700,000	722,750
TRAC Intermodal LLC / TRAC Intermodal Corp.
11.00% due 08/15/19	500,000	548,125
CTP Transportation Products LLC / CTP Finance, Inc.
8.25% due 12/15/191	500,000	533,750
Koppers, Inc.
7.88% due 12/01/19	500,000	511,250
PaperWorks Industries, Inc.
9.50% due 08/15/191	500,000	509,375
LMI Aerospace, Inc.
7.37% due 07/15/191	500,000	500,000
Bombardier, Inc.
4.75% due 04/15/191	500,000	487,500
Navios Maritime Holdings / Navios
Maritime Finance II US Inc
8.13% due 02/15/192	500,000	425,000
Cleaver-Brooks, Inc.
8.75% due 12/15/191	385,000	389,813
LSB Industries, Inc.
7.75% due 08/01/19	300,000	320,250
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/191	240,000	245,261
Total Industrial		19,127,065

Energy - 11.9%
Linn Energy LLC / Linn Energy Finance Corp.
6.25% due 11/01/19	2,900,000	2,493,999
6.50% due 05/15/19	1,450,000	1,257,875
Whiting Petroleum Corp.
5.00% due 03/15/19	1,400,000	1,407,000
Targa Resources Partners Limited Partnership /
Targa Resources Partners Finance Corp.
4.13% due 11/15/191	1,200,000	1,206,000
Whiting Canadian Holding Company ULC
8.13% due 12/01/19	1,100,000	1,171,500
ContourGlobal Power Holdings S.A.
7.12% due 06/01/191	900,000	942,750
Seventy Seven Operating LLC
6.63% due 11/15/19	1,050,000	873,469

See notes to financial statements.
136 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 96.4% (continued)
Energy - 11.9% (continued)
Tesoro Logistics Limited Partnership /
Tesoro Logistics Finance Corp.
5.50% due 10/15/191	$750,000	$796,875
Rockies Express Pipeline LLC
6.00% due 01/15/191	750,000	793,125
Bill Barrett Corp.
7.63% due 10/01/19	800,000	768,000
PHI, Inc.
5.25% due 03/15/19	750,000	729,375
NGPL PipeCo LLC
9.63% due 06/01/191,2	650,000	666,250
SEACOR Holdings, Inc.
7.38% due 10/01/19	600,000	627,000
Oasis Petroleum, Inc.
7.25% due 02/01/19	500,000	516,250
Basic Energy Services, Inc.
7.75% due 02/15/19	550,000	464,750
Pacific Rubiales Energy Corp.
5.38% due 01/26/191,2	500,000	453,125
EV Energy Partners Limited Partnership /
EV Energy Finance Corp.
8.00% due 04/15/19	450,000	436,500
Clayton Williams Energy, Inc.
7.75% due 04/01/19	450,000	425,250
W&T Offshore, Inc.
8.50% due 06/15/19	509,000	365,208
SunCoke Energy, Inc.
7.63% due 08/01/19	233,000	235,505
Comstock Resources, Inc.
7.75% due 04/01/192	457,000	219,360
Energy XXI Gulf Coast, Inc.
7.75% due 06/15/19	444,000	203,130
Penn Virginia Corp.
7.25% due 04/15/192	200,000	180,000
Arch Coal, Inc.
8.00% due 01/15/191,2	500,000	152,500
Forbes Energy Services Ltd.
9.00% due 06/15/192	128,000	102,400
Goodrich Petroleum Corp.
8.88% due 03/15/19	200,000	101,000
Total Energy		17,588,196

Consumer, Non-cyclical - 11.0%
Tenet Healthcare Corp.
5.00% due 03/01/191	1,500,000	1,501,874
5.50% due 03/01/191	750,000	762,188
IASIS Healthcare LLC / IASIS Capital Corp.
8.38% due 05/15/19	1,620,000	1,697,962
APX Group, Inc.
6.38% due 12/01/19	1,550,000	1,553,875
Fresenius Medical Care US Finance II, Inc.
5.63% due 07/31/191	1,250,000	1,364,063
Laureate Education, Inc.
10.00% due 09/01/191	1,140,000	1,107,225
Cenveo Corp.
6.00% due 08/01/191	1,000,000	955,000
Hertz Corp.
6.75% due 04/15/19	890,000	923,375
Endo Finance LLC / Endo Finco, Inc.
7.00% due 07/15/191	750,000	781,875
BI-LO LLC / BI-LO Finance Corp.
9.25% due 02/15/191	700,000	729,750
Great Lakes Dredge & Dock Corp.
7.38% due 02/01/19	700,000	724,500
Dole Food Company, Inc.
7.25% due 05/01/191	700,000	724,500
Teleflex, Inc.
6.88% due 06/01/19	621,000	642,350
Albea Beauty Holdings S.A.
8.38% due 11/01/191	500,000	542,500
RR Donnelley & Sons Co.
8.25% due 03/15/19	450,000	520,875
Diamond Foods, Inc.
7.00% due 03/15/191	500,000	518,750
Safeway, Inc.
5.00% due 08/15/19	500,000	503,750
SFX Entertainment, Inc.
9.63% due 02/01/191	250,000	217,500
BakerCorp International, Inc.
8.25% due 06/01/19	200,000	176,000
Modular Space Corp.
10.25% due 01/31/191	200,000	171,500
Total Consumer, Non-cyclical		16,119,412

Basic Materials - 6.8%
ArcelorMittal
10.60% due 06/01/19	1,850,000	2,250,062
Consolidated Energy Finance S.A.
6.75% due 10/15/191	1,500,000	1,552,500
Kraton Polymers LLC / Kraton Polymers Capital Corp.
6.75% due 03/01/19	1,050,000	1,076,906
INEOS Group Holdings S.A.
5.88% due 02/15/191,2	900,000	919,125
Vedanta Resources plc
6.00% due 01/31/191,2	800,000	752,000
First Quantum Minerals Ltd.
7.25% due 10/15/191	700,000	707,000
Allegheny Technologies, Inc.
9.38% due 06/01/19	500,000	596,250
Mercer International, Inc.
7.00% due 12/01/19	500,000	530,000
Kissner Milling Company Ltd.
7.25% due 06/01/191	500,000	513,125

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 137

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 96.4% (continued)
Basic Materials - 6.8% (continued)
KGHM International Ltd.
7.75% due 06/15/191	$475,000	$495,069
Steel Dynamics, Inc.
6.13% due 08/15/19	375,000	402,188
Tembec Industries, Inc.
9.00% due 12/15/191	223,000	216,868
Total Basic Materials		10,011,093

Technology - 3.9%
Dell, Inc.
5.88% due 06/15/19	1,085,000	1,174,513
SunGard Data Systems, Inc.
6.63% due 11/01/19	1,100,000	1,152,249
Sophia Limited Partnership / Sophia Finance, Inc.
9.75% due 01/15/191	900,000	966,375
Advanced Micro Devices, Inc.
6.75% due 03/01/19	900,000	806,625
IGATE Corp.
4.75% due 04/15/19	650,000	682,500
Emdeon, Inc.
11.00% due 12/31/19	500,000	549,375
Epicor Software Corp.
8.63% due 05/01/19	330,000	345,263
Total Technology		5,676,900

Utilities - 3.1%
Dynegy, Inc.
6.75% due 11/01/191	1,600,000	1,700,000
RJS Power Holdings LLC
5.13% due 07/15/191	1,200,000	1,197,000
NGL Energy Partners Limited Partnership /
NGL Energy Finance Corp.
5.13% due 07/15/19	750,000	748,125
DPL, Inc.
6.75% due 10/01/191	500,000	540,000
AmeriGas Partners, LP / AmeriGas Finance Corp.
6.25% due 08/20/19	340,000	352,750
Total Utilities		4,537,875

Diversified - 0.7%
HRG Group, Inc.
7.87% due 07/15/19	1,000,000	1,061,500
Total Corporate Bonds
(Cost $143,988,371)		141,928,852

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 3.2%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1069%	4,712,574	$4,712,574
Total Securities Lending Collateral
(Cost $4,712,574)		4,712,574
Total Investments - 99.6%
(Cost $148,700,945)		$146,641,426
Other Assets & Liabilities, net - 0.4%		548,708
Total Net Assets - 100.0%		$147,190,134

†	Value determined based on Level 1 inputs – See Note 4.
††	Value determined based on Level 2 inputs – See Note 4.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $55,424,127 or 37.7% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at May 31, 2015 – See Note 2.
3	Securities lending collateral – See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2019.

Country Diversification
% of Corporate
Country	Bonds
United States	83.0%
Luxembourg	5.9%
Canada	3.4%
France	2.6%
Ireland	1.5%
United Kingdom	1.1%
Finland	1.0%
Bermuda	0.7%
Netherlands	0.5%
Marshall Islands	0.3%
Total Corporate Bonds	100.0%

See notes to financial statements.
138 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 96.9%
Energy - 19.5%
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38% due 05/01/20	$1,170,000	$1,276,762
Chesapeake Energy Corp.
6.63% due 08/15/20	700,000	734,860
6.88% due 11/15/20	200,000	212,000
Linn Energy LLC / Linn Energy Finance Corp.
8.63% due 04/15/20	965,000	877,546
Energy Transfer Equity, LP
7.50% due 10/15/20	700,000	803,250
California Resources Corp.
5.00% due 01/15/201	700,000	670,250
Seven Generations Energy Ltd.
8.25% due 05/15/202	500,000	538,750
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	500,000	531,875
Gulfport Energy Corp.
7.75% due 11/01/20	500,000	531,250
Northern Tier Energy LLC / Northern Tier Finance Corp.
7.13% due 11/15/20	500,000	522,500
Range Resources Corp.
6.75% due 08/01/20	500,000	521,250
Comstock Resources, Inc.
10.00% due 03/15/202	500,000	485,000
Sabine Pass LNG, LP
6.50% due 11/01/20	450,000	475,875
Northern Oil and Gas, Inc.
8.00% due 06/01/201	500,000	475,000
Crestwood Midstream Partners Limited Partnership /
Crestwood Midstream Finance Corp.
6.00% due 12/15/20	450,000	473,625
Calfrac Holdings, LP
7.50% due 12/01/202	500,000	470,000
Citgo Holding, Inc.
10.75% due 02/15/202	400,000	420,500
Antero Resources Corp.
6.00% due 12/01/20	350,000	360,500
BreitBurn Energy Partners Limited Partnership /
BreitBurn Finance Corp.
8.62% due 10/15/20	350,000	313,250
CHC Helicopter S.A.
9.25% due 10/15/201	360,000	306,900
Pacific Drilling S.A.
5.38% due 06/01/202	300,000	249,000
MarkWest Energy Partners Limited Partnership /
MarkWest Energy Finance Corp.
6.75% due 11/01/20	200,000	211,910
Berry Petroleum Co.
6.75% due 11/01/20	240,000	206,400
Holly Energy Partners Limited Partnership /
Holly Energy Finance Corp.
6.50% due 03/01/20	200,000	201,000
Vanguard Natural Resources LLC / VNR Finance Corp.
7.88% due 04/01/20	200,000	197,000
Parker Drilling Co.
7.50% due 08/01/20	200,000	185,000
Precision Drilling Corp.
6.62% due 11/15/20	177,000	176,115
Legacy Reserves Limited Partnership /
Legacy Reserves Finance Corp.
8.00% due 12/01/20	200,000	174,000
Tesoro Logistics Limited Partnership /
Tesoro Logistics Finance Corp.
5.88% due 10/01/20	156,000	164,112
PBF Holding Company LLC / PBF Finance Corp.
8.25% due 02/15/20	142,000	152,295
Penn Virginia Corp.
8.50% due 05/01/201	154,000	146,300
SandRidge Energy, Inc.
8.75% due 01/15/20	200,000	131,000
Resolute Energy Corp.
8.50% due 05/01/20	200,000	122,000
Swift Energy Co.
8.88% due 01/15/201	200,000	94,000
American Energy-Permian Basin LLC / AEPB Finance Corp.
7.13% due 11/01/201,2	100,000	69,000
Midstates Petroleum Company /
Midstates Petroleum Co LLC
10.75% due 10/01/20	50,000	24,000
Total Energy		13,504,075

Communications - 18.0%
Sprint Communications, Inc.
7.00% due 08/15/20	800,000	818,000
7.00% due 03/01/202	463,000	512,194
SoftBank Corp.
4.50% due 04/15/202	1,100,000	1,132,999
Wind Acquisition Finance S.A.
6.50% due 04/30/202	500,000	533,125
4.75% due 07/15/202	500,000	505,000
DISH DBS Corp.
5.13% due 05/01/20	900,000	922,500
T-Mobile USA, Inc.
6.63% due 11/15/20	450,000	472,500
6.54% due 04/28/20	407,000	431,420
CenturyLink, Inc.
5.63% due 04/01/20	700,000	733,250
Sirius XM Radio, Inc.
5.88% due 10/01/202	400,000	417,500
4.25% due 05/15/202	300,000	300,375
Alcatel-Lucent USA, Inc.
6.75% due 11/15/202	650,000	691,438
Frontier Communications Corp.
8.50% due 04/15/20	550,000	589,875

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 139

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 96.9% (continued)
Communications - 18.0% (continued)
Cablevision Systems Corp.
8.00% due 04/15/20	$500,000	$551,249
Level 3 Financing, Inc.
7.00% due 06/01/20	500,000	536,875
Cequel Communications Holdings I LLC /
Cequel Capital Corp.
6.38% due 09/15/202	500,000	511,875
Clear Channel Worldwide Holdings, Inc.
7.63% due 03/15/20	400,000	424,500
Gannett Company, Inc.
5.13% due 07/15/20	400,000	419,500
Windstream Corp.
7.75% due 10/15/20	398,000	405,960
Equinix, Inc.
4.88% due 04/01/20	300,000	311,250
Nielsen Finance LLC / Nielsen Finance Co.
4.50% due 10/01/20	300,000	306,000
MDC Partners, Inc.
6.75% due 04/01/202	300,000	298,875
SBA Telecommunications, Inc.
5.75% due 07/15/20	250,000	263,438
ViaSat, Inc.
6.88% due 06/15/20	200,000	213,000
Cogeco Cable, Inc.
4.88% due 05/01/202	200,000	206,500
Total Communications		12,509,198

Consumer, Non-cyclical - 16.6%
Valeant Pharmaceuticals International, Inc.
6.38% due 10/15/202	1,000,000	1,069,374
5.37% due 03/15/202	500,000	522,500
7.00% due 10/01/202	247,000	259,041
Tenet Healthcare Corp.
6.00% due 10/01/20	900,000	965,250
4.75% due 06/01/20	600,000	613,125
6.75% due 02/01/20	100,000	105,375
HJ Heinz Co.
4.25% due 10/15/20	1,100,000	1,126,813
CHS/Community Health Systems, Inc.
7.13% due 07/15/20	800,000	855,000
JBS USA LLC / JBS USA Finance, Inc.
8.25% due 02/01/202	600,000	642,900
Kindred Healthcare, Inc.
8.00% due 01/15/202	500,000	541,875
Cott Beverages, Inc.
6.75% due 01/01/202	500,000	527,500
Hertz Corp.
5.88% due 10/15/20	450,000	461,812
ACCO Brands Corp.
6.75% due 04/30/20	400,000	428,000
APX Group, Inc.
8.75% due 12/01/201	400,000	364,000
Amsurg Corp.
5.63% due 11/30/20	350,000	358,943
Hologic, Inc.
6.25% due 08/01/20	328,000	340,710
United Rentals North America, Inc.
7.38% due 05/15/20	250,000	270,625
Deluxe Corp.
6.00% due 11/15/20	250,000	265,313
JBS Investments GmbH
7.75% due 10/28/202	200,000	222,340
Spectrum Brands, Inc.
6.38% due 11/15/20	200,000	214,500
WellCare Health Plans, Inc.
5.75% due 11/15/20	200,000	211,125
Service Corporation International
4.50% due 11/15/20	200,000	206,500
Universal Hospital Services, Inc.
7.63% due 08/15/20	200,000	187,500
Live Nation Entertainment, Inc.
7.00% due 09/01/202	150,000	161,063
FTI Consulting, Inc.
6.75% due 10/01/20	125,000	131,250
Prestige Brands, Inc.
8.13% due 02/01/20	100,000	108,000
FAGE Dairy Industry S.A. / FAGE USA Dairy Industry, Inc.
9.88% due 02/01/202	100,000	105,750
Wells Enterprises, Inc.
6.75% due 02/01/202	80,000	82,600
RR Donnelley & Sons Co.
7.63% due 06/15/20	62,000	71,610
ServiceMaster Company LLC
7.00% due 08/15/20	65,000	69,225
Total Consumer, Non-cyclical		11,489,619

Consumer, Cyclical - 14.7%
MGM Resorts International
5.25% due 03/31/20	500,000	517,499
6.75% due 10/01/20	450,000	489,938
K Hovnanian Enterprises, Inc.
9.13% due 11/15/202	500,000	531,250
7.25% due 10/15/202	200,000	210,000
DR Horton, Inc.
4.00% due 02/15/20	700,000	706,999
Fiat Chrysler Automobiles N.V.
4.50% due 04/15/202	600,000	612,000
HD Supply, Inc.
7.50% due 07/15/20	534,000	580,058
Michaels Stores, Inc.
5.88% due 12/15/202	500,000	530,000
Family Tree Escrow LLC
5.25% due 03/01/202	500,000	526,875

See notes to financial statements.
140 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 96.9% (continued)
Consumer, Cyclical - 14.7% (continued)
Dufry Finance SCA
5.50% due 10/15/202	$500,000	$523,526
American Airlines Group, Inc.
4.63% due 03/01/202	500,000	487,500
Boyd Gaming Corp.
9.00% due 07/01/20	405,000	443,475
Meritage Homes Corp.
7.15% due 04/15/20	350,000	379,750
Aramark Services, Inc.
5.75% due 03/15/20	350,000	365,969
DreamWorks Animation SKG, Inc.
6.88% due 08/15/202	350,000	351,750
AmeriGas Finance LLC / AmeriGas Finance Corp.
6.75% due 05/20/20	300,000	322,500
William Lyon Homes, Inc.
8.50% due 11/15/20	250,000	273,125
Jaguar Land Rover Automotive plc
3.50% due 03/15/202	250,000	250,938
Goodyear Tire & Rubber Co.
8.75% due 08/15/20	200,000	241,500
KB Home
8.00% due 03/15/20	200,000	223,250
Ryland Group, Inc.
6.63% due 05/01/20	200,000	218,000
Tempur Sealy International, Inc.
6.88% due 12/15/20	200,000	214,500
Rexel S.A.
5.25% due 06/15/202	200,000	210,000
United Continental Holdings, Inc.
6.00% due 12/01/20	200,000	208,000
PF Chang’s China Bistro, Inc.
10.25% due 06/30/201,2	200,000	207,000
Brookfield Residential Properties, Inc.
6.50% due 12/15/202	200,000	206,500
L Brands, Inc.
7.00% due 05/01/20	150,000	172,500
Titan International, Inc.
6.88% due 10/01/20	100,000	92,875
Scientific Games International, Inc.
6.25% due 09/01/20	100,000	77,000
Isle of Capri Casinos, Inc.
8.88% due 06/15/20	40,000	43,700
Total Consumer, Cyclical		10,217,977

Industrial - 8.4%
Reynolds Group Issuer Incorporated /
Reynolds Group Issuer LLC / Reynolds Group Issuer
5.75% due 10/15/20	1,400,000	1,461,250
Roofing Supply Group LLC / Roofing Supply Finance, Inc.
10.00% due 06/01/202	750,000	774,375
Briggs & Stratton Corp.
6.88% due 12/15/20	587,000	648,635
Silgan Holdings, Inc.
5.00% due 04/01/20	600,000	621,000
Sealed Air Corp.
6.50% due 12/01/202	400,000	448,000
TransDigm, Inc.
5.50% due 10/15/20	350,000	351,750
Boise Cascade Co.
6.38% due 11/01/20	200,000	212,500
ADS Waste Holdings, Inc.
8.25% due 10/01/20	200,000	211,750
Bombardier, Inc.
7.75% due 03/15/202	200,000	207,500
Abengoa Finance SAU
7.75% due 02/01/202	200,000	203,000
Norbord, Inc.
5.38% due 12/01/202	200,000	200,500
Louisiana-Pacific Corp.
7.50% due 06/01/20	143,000	153,725
Terex Corp.
6.50% due 04/01/20	100,000	105,250
GrafTech International Ltd.
6.38% due 11/15/20	100,000	94,500
Hornbeck Offshore Services, Inc.
5.88% due 04/01/20	100,000	93,250
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.00% due 11/15/202	35,294	36,353
Total Industrial		5,823,338

Financial - 8.1%
Ally Financial, Inc.
7.50% due 09/15/20	820,000	963,500
8.00% due 03/15/20	482,000	571,170
Navient Corp.
8.00% due 03/25/20	500,000	565,000
5.00% due 10/26/20	500,000	500,000
International Lease Finance Corp.
8.25% due 12/15/20	600,000	730,500
CIT Group, Inc.
5.38% due 05/15/20	550,000	585,063
KCG Holdings, Inc.
6.88% due 03/15/202	500,000	478,500
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.37% due 04/01/202	400,000	403,000
Genworth Holdings, Inc.
7.70% due 06/15/20	200,000	216,000
Corrections Corporation of America
4.13% due 04/01/20	200,000	204,000
Jefferies LoanCore LLC / JLC Finance Corp.
6.87% due 06/01/202	200,000	195,500
CNO Financial Group, Inc.
6.38% due 10/01/202	100,000	106,695
See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 141

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 96.9% (continued)
Financial - 8.1% (continued)
Nationstar Mortgage LLC / Nationstar Capital Corp.
7.88% due 10/01/20	$100,000	$101,875
Total Financial		5,620,803

Basic Materials - 8.1%
ArcelorMittal
6.00% due 08/05/20	774,000	817,538
Huntsman International LLC
4.88% due 11/15/20	600,000	612,000
Lundin Mining Corp.
7.50% due 11/01/202	500,000	541,875
New Gold, Inc.
7.00% due 04/15/202	500,000	523,750
PH Glatfelter Co.
5.38% due 10/15/20	500,000	513,750
Eldorado Gold Corp.
6.12% due 12/15/202	500,000	495,000
United States Steel Corp.
7.38% due 04/01/201	400,000	431,000
Hexion, Inc.
6.63% due 04/15/20	450,000	426,375
AK Steel Corp.
7.63% due 05/15/201	450,000	400,500
TPC Group, Inc.
8.75% due 12/15/202	300,000	291,750
Tronox Finance LLC
6.38% due 08/15/20	300,000	289,500
Aleris International, Inc.
7.88% due 11/01/20	250,000	260,625
Total Basic Materials		5,603,663

Technology - 2.9%
First Data Corp.
6.75% due 11/01/202	814,000	870,980
Nuance Communications, Inc.
5.38% due 08/15/202	750,000	760,313
IMS Health, Inc.
6.00% due 11/01/202	200,000	208,500
Advanced Micro Devices, Inc.
7.75% due 08/01/201	200,000	171,000
Total Technology		2,010,793

Utilities - 0.6%
AES Corp.
8.00% due 06/01/20	342,000	401,850
Total Corporate Bonds
(Cost $67,535,701)		67,181,316

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 3.0%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1070%	2,105,996	$2,105,996
Total Securities Lending Collateral
(Cost $2,105,996)		2,105,996
Total Investments – 99.9%
(Cost $69,641,697)		$69,287,312
Other Assets & Liabilities, net - 0.1%		26,210
Total Net Assets - 100.0%		$69,313,522

†	Value determined based on Level 1 inputs —See Note 4.
††	Value determined based on Level 2 inputs —See Note 4.
1	All or portion of this security is on loan at May 31, 2015 - See Note 2.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $22,870,004 or 33.0% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral - See Note 2.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2020.

Country Diversification
% of Corporate
Country	Bonds
United States	85.7%
Canada	5.8%
Luxembourg	4.4%
Japan	1.7%
United Kingdom	1.3%
Austria	0.3%
France	0.3%
Spain	0.3%
Greece	0.2%
Ireland	0.0% *
Total Corporate Bonds	100.0%

* Less than 0.1%

See notes to financial statements.
142 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 96.5%
Communications - 17.6%
DISH DBS Corp.
6.75% due 06/01/21	$400,000	$428,250
Sinclair Television Group, Inc.
6.38% due 11/01/21	200,000	212,000
5.38% due 04/01/21	200,000	204,250
CCO Holdings LLC/CCO Holdings Capital Corp.
6.50% due 04/30/21	200,000	210,750
5.25% due 03/15/21	200,000	204,000
Sprint Corp.
7.25% due 09/15/21	400,000	403,500
CSC Holdings LLC
6.75% due 11/15/21	200,000	218,250
Virgin Media Secured Finance plc
5.25% due 01/15/21	200,000	214,250
T-Mobile USA, Inc.
6.63% due 04/28/21	200,000	213,760
Level 3 Financing, Inc.
6.13% due 01/15/21	200,000	212,500
T-Mobile US, Inc.
6.25% due 04/01/21	200,000	211,500
Sirius XM Radio, Inc.
5.75% due 08/01/211	200,000	209,000
Gannett Co., Inc.
4.88% due 09/15/211	200,000	202,000
CommScope, Inc.
5.00% due 06/15/211	200,000	200,500
Windstream Corp.
7.75% due 10/01/21	200,000	190,000
Total Communications		3,534,510

Energy - 17.4%
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	400,000	415,000
SM Energy Co.
6.50% due 11/15/21	283,000	297,150
Concho Resources, Inc.
7.00% due 01/15/21	250,000	265,000
Regency Energy Partners LP / Regency Energy Finance Corp.
6.50% due 07/15/21	200,000	214,820
MarkWest Energy Partners LP /
MarkWest Energy Finance Corp.
6.50% due 08/15/21	200,000	214,750
QEP Resources, Inc.
6.88% due 03/01/21	200,000	214,500
Rosetta Resources, Inc.
5.63% due 05/01/21	200,000	213,020
Tesoro Logistics Limited Partnership /
Tesoro Logistics Finance Corp.
6.13% due 10/15/21	200,000	211,000
Range Resources Corp.
5.75% due 06/01/21	200,000	208,500
Consol Energy, Inc.
6.38% due 03/01/21	200,000	202,000
Endeavor Energy Resources. LP / EER Finance, Inc.
7.00% due 08/15/211	200,000	200,500
Precision Drilling Corp.
6.50% due 12/15/21	200,000	199,000
Unit Corp.
6.62% due 05/15/21	200,000	196,000
Atlas Energy Holdings Operating Company LLC /
Atlas Resource Finance Corp.
7.75% due 01/15/21	200,000	151,000
American Energy-Permian Basis LLC / AEPB Finance Corp.
7.38% due 11/01/211,2	200,000	138,000
California Resources Corp.
5.50% due 09/15/212	100,000	95,250
SandRidge Energy, Inc.
7.50% due 03/15/21	100,000	57,750
Total Energy		3,493,240

Consumer, Cyclical - 16.0%
Schaeffler Finance BV
4.75% due 05/15/211	200,000	205,500
4.25% due 05/15/211	200,000	201,500
Pinnacle Entertainment Inc.
6.38% due 08/01/21	250,000	268,125
L Brands, Inc.
6.63% due 04/01/21	200,000	227,000
Suburban Propane Partners Limited Partnership/
Suburban Energy Finance Corp.
7.38% due 08/01/21	200,000	217,124
MGM Resorts International
6.63% due 12/15/21	200,000	216,000
Rite Aid Corp.
6.75% due 06/15/21	200,000	211,000
Allegion US Holding Company, Inc.
5.75% due 10/01/21	200,000	210,500
Cedar Fair Limited Partnership / Canada’s Wonderland
Company / Magnum Management Corp.
5.25% due 03/15/21	200,000	210,000
Dana Holding Corp.
5.38% due 09/15/21	200,000	209,000
HD Supply, Inc.
5.25% due 12/15/211	200,000	208,750
William Carter Co.
5.25% due 08/15/21	200,000	208,000
WMG Acquisition Corp.
6.00% due 01/15/211	200,000	208,000
Six Flags Entertainment Corp.
5.25% due 01/15/211	200,000	207,500
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	200,000	203,500
Total Consumer, Cyclical		3,211,499

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 143

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 96.5% (continued)
Consumer, Non-cyclical - 14.3%
Valeant Pharmaceuticals International, Inc.
7.50% due 07/15/211	$200,000	$219,300
5.63% due 12/01/211	200,000	208,000
6.75% due 08/15/211	100,000	105,250
Tenet Healthcare Corp.
4.50% due 04/01/21	200,000	198,750
4.38% due 10/01/21	200,000	197,000
KeHE Distributors LLC / KeHE Finance Corp.
7.62% due 08/15/211	250,000	267,500
Catamaran Corp.
4.75% due 03/15/21	200,000	223,000
HCA Holdings, Inc.
6.25% due 02/15/21	200,000	219,000
Fresenius Medical Care US Finance, Inc.
5.75% due 02/15/211	200,000	217,000
Vector Group Ltd.
7.75% due 02/15/21	200,000	215,750
LifePoint Health, Inc.
5.50% due 12/01/21	200,000	210,750
Smithfield Foods, Inc.
5.88% due 08/01/211	200,000	210,000
CHS/Community Health Systems, Inc.
5.13% due 08/01/21	200,000	208,000
RR Donnelley & Sons Co.
7.88% due 03/15/21	75,000	86,250
Constellation Brands, Inc.
3.75% due 05/01/21	75,000	75,656
Total Consumer, Non-cyclical		2,861,206

Industrial - 9.1%
USG Corp.
5.88% due 11/01/211	200,000	214,500
Reynolds Group Issuer / Reynolds Group
Issuer LLC / Reynolds Group Issuer
6.88% due 02/15/21	200,000	212,000
Dycom Investments, Inc.
7.13% due 01/15/21	200,000	211,500
Gibraltar Industries, Inc.
6.25% due 02/01/21	200,000	207,500
Anixter, Inc.
5.13% due 10/01/21	200,000	207,250
Clean Harbors, Inc.
5.13% due 06/01/21	200,000	205,000
Terex Corp.
6.00% due 05/15/21	200,000	204,500
CEVA Group plc
7.00% due 03/01/211	200,000	199,000
CPG Merger Sub LLC
8.00% due 10/01/211	165,000	174,075
Total Industrial		1,835,325

Financial - 7.6%
OneMain Financial Holdings, Inc.
7.25% due 12/15/211	250,000	268,125
American Equity Investment Life Holding Co.
6.62% due 07/15/21	200,000	214,000
GEO Group, Inc.
6.63% due 02/15/21	200,000	211,500
Fidelity & Guaranty Life Holdings, Inc.
6.37% due 04/01/211	200,000	209,500
DuPont Fabros Technology, LP
5.88% due 09/15/21	200,000	209,000
Credit Acceptance Corp.
6.12% due 02/15/21	200,000	203,250
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.50% due 04/15/211	200,000	200,250
Total Financial		1,515,625

Basic Materials - 5.2%
Celanese US Holdings LLC
5.88% due 06/15/21	200,000	218,000
ArcelorMittal
6.25% due 03/01/21	200,000	211,750
WR Grace & Co.
5.13% due 10/01/211	200,000	207,000
United States Steel Co.
6.88% due 04/01/21	200,000	206,000
Steel Dynamics, Inc.
5.13% due 10/01/21	200,000	203,500
Total Basic Materials		1,046,250

Technology - 5.2%
Audatex North America, Inc.
6.00% due 06/15/211	400,000	418,916
NCR Corp.
5.87% due 12/15/21	200,000	204,250
4.63% due 02/15/21	200,000	198,250
Activision Blizzard, Inc.
5.63% due 09/15/211	200,000	214,250
Total Technology		1,035,666

Utilities - 2.1%
DPL, Inc.
7.25% due 10/15/21	200,000	218,750
AmeriGas Partners, LP / AmeriGas Finance Corp.
6.50% due 05/20/21	200,000	211,500
Total Utilities		430,250

Diversified - 2.0%
Nielsen Company Luxembourg SARL
5.50% due 10/01/211	200,000	206,000
Opal Acquisition, Inc.
8.87% due 12/15/211	200,000	197,750
Total Diversified		403,750
Total Corporate Bonds
(Cost $19,277,386)		19,367,321

See notes to financial statements.
144 |CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued
	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.0%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1388%	192,000	$192,000
Total Securities Lending Collateral
(Cost $192,000)		192,000
Total Investments - 97.5%
(Cost $19,469,386)		$19,559,321
Other Assets & Liabilities, net - 2.5%		513,208
Total Net Assets - 100.0%		$20,072,529

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $5,717,666, or 28.5% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at May 31, 2015 — See Note 2.
3	Securities lending collateral —- See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2021.

Country Diversification
% of Corporate
Country	Bonds
United States	89.2%
Canada	4.4%
Luxembourg	2.2%
United Kingdom	2.1%
Netherlands	2.1%
Total Corporate Bonds	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 145

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 97.5%
Communications - 22.2%
Numericable Group S.A.
6.00% due 05/15/221	$400,000	$404,999
T-Mobile USA, Inc.
6.73% due 04/28/22	300,000	320,250
Altice S.A.
7.75% due 05/15/221	300,000	303,750
Univision Communications, Inc.
6.75% due 09/15/221	200,000	217,250
Equinix, Inc.
5.38% due 01/01/22	200,000	209,125
Altice Financing S.A.
6.50% due 01/15/221	200,000	205,500
Level 3 Financing, Inc.
5.38% due 08/15/22	200,000	205,250
DISH DBS Corp.
5.87% due 07/15/22	200,000	204,500
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/221	200,000	201,500
Cablevision Systems Corp.
5.88% due 09/15/22	200,000	200,000
IAC / InterActive Corp.
4.75% due 12/15/22	200,000	199,750
Inmarsat Finance plc
4.88% due 05/15/221	200,000	198,500
Sprint Communications, Inc.
6.00% due 11/15/22	200,000	192,000
Intelsat Jackson Holdings S.A.
6.63% due 12/15/22	200,000	187,000
CCO Holdings, LLC / CCO Holdings Capital Corp.
5.25% due 09/30/22	100,000	101,750
Total Communications		3,351,124

Consumer, Non-cyclical - 20.0%
Tenet Healthcare Corp.
8.13% due 04/01/22	350,000	382,375
MPH Acquisition Holdings LLC
6.63% due 04/01/221	270,000	286,200
HCA, Inc.
7.50% due 02/15/22	200,000	234,500
Constellation Brands, Inc.
6.00% due 05/01/22	200,000	226,000
RR Donnelley & Sons Co.
7.00% due 02/15/22	200,000	219,250
WhiteWave Foods Co.
5.38% due 10/01/22	200,000	216,500
CHS / Community Health Systems Inc.
6.88% due 02/01/22	200,000	214,002
DaVita HealthCare Partners, Inc.
5.75% due 08/15/22	200,000	213,500
FTI Consulting, Inc.
6.00% due 11/15/22	200,000	213,250
Live Nation Entertainment, Inc.
5.38% due 06/15/221	200,000	206,000
Amsurg Corp.
5.63% due 07/15/22	200,000	205,500
Post Holdings
7.38% due 02/15/22	200,000	205,416
Grifols Worldwide Operations Ltd.
5.25% due 04/01/22	200,000	204,500
Total Consumer, Non-cyclical		3,026,993

Energy - 17.2%
MarkWest Energy Partners Limited Partnership /
MarkWest Energy Finance Corp.
6.25% due 06/15/22	200,000	222,590
Regency Energy Partners Limited Partnership /
Regency Energy Finance Corp.
5.88% due 03/01/22	200,000	219,500
Rosetta Resources, Inc.
5.88% due 06/01/22	200,000	214,500
Laredo Petroleum, Inc.
7.38% due 05/01/22	200,000	213,500
Targa Resources Partners LP /
Targas Resources Finance Corp.
6.38% due 08/01/22	200,000	212,500
Tesoro Logistics Limited Partnership /
Tesoro Logistics Finance Corp.
6.25% due 10/15/221	200,000	212,500
Sabine Pass Liquefaction LLC
6.25% due 03/15/22	200,000	211,500
Jones Energy Holdings LLC / Jones Energy Finance Corp.
6.75% due 04/01/22	200,000	198,750
CONSOL Energy, Inc.
5.87% due 04/15/22	200,000	187,500
BreitBurn Energy Partners Limited Partnership /
BreitBurn Finance Corp.
7.87% due 04/15/22	200,000	177,000
Berry Petroleum Co. LLC
6.38% due 09/15/22	200,000	165,000
Antero Resources Corp.
5.12% due 12/01/22	150,000	150,375
Cimarex Energy Co.
5.88% due 05/01/22	100,000	108,375
Concho Resources, Inc.
6.50% due 01/15/22	100,000	105,500
Total Energy		2,599,090

See notes to financial statements.
146 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 97.5% (continued)
Consumer, Cyclical - 14.2%
WMG Acquisition Corp.
6.75% due 04/15/221	$200,000	$195,250
5.62% due 04/15/221	100,000	102,250
Sonic Automotive, Inc.
7.00% due 07/15/22	250,000	272,500
Penske Automotive Group, Inc.
5.75% due 10/01/22	238,000	253,470
MGM Resorts International
7.75% due 03/15/22	200,000	227,500
L Brands, Inc.
5.63% due 02/15/22	200,000	218,500
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	200,000	216,000
KB Home
7.50% due 09/15/22	200,000	211,000
Cinemark USA, Inc.
5.13% due 12/15/22	200,000	204,750
PVH Corp.
4.50% due 12/15/22	200,000	204,000
Lennar Corp.
4.75% due 11/15/22	50,000	49,813
Total Consumer, Cyclical		2,155,033
Industrial - 8.4%
KLX, Inc.
5.88% due 12/01/221	250,000	254,063
Ball Corp.
5.00% due 03/15/22	200,000	206,500
Actuant Corp.
5.62% due 06/15/22	200,000	206,000
Amsted Industries, Inc.
5.00% due 03/15/221	200,000	204,000
Sealed Air Corp.
4.88% due 12/01/221	200,000	202,000
SBA Communications Corp.
4.88% due 07/15/221	200,000	201,890
Total Industrial		1,274,453

Basic Materials - 5.6%
ArcelorMittal
7.00% due 02/25/22	200,000	219,500
Steel Dynamics, Inc.
6.38% due 08/15/22	200,000	215,000
United States Steel Corp.
7.50% due 03/15/22	200,000	211,000
Ashland, Inc.
4.75% due 08/15/22	200,000	204,750
Total Basic Materials		850,250

Financial - 4.4%
International Lease Finance Corp.
8.63% due 01/15/22	200,000	251,750
5.88% due 08/15/22	100,000	110,750
Jefferies Finance LLC / JFIN Company-Issuer Corp.
6.87% due 04/15/221	200,000	194,250
CIT Group Inc.
5.00% due 08/15/22	100,000	103,000
Total Financial		659,750

Technology - 2.8%
CDW LLC / CDW Finance Corp.
6.00% due 08/15/22	200,000	215,750
Micron Technology, Inc.
5.88% due 02/15/22	200,000	210,750
Total Technology		426,500

Utilities - 1.4%
NRG Energy, Inc.
6.25% due 07/15/22	200,000	210,500

Diversified - 1.3%
HRG Group, Inc.
7.75% due 01/15/22	200,000	195,750
Total Corporate Bonds
(Cost $14,696,693)		$14,749,443
Other Assets & Liabilities, net - 2.5%		380,605
Total Net Assets - 100.0%		$15,130,048

††	Value determined based on Level 2 inputs — See Note 4.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $3,589,902, or 23.7% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2022.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 147

SCHEDULE OF INVESTMENTS continued	May 31, 2015

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	88.3%
Luxembourg	6.2%
France	2.8%
Ireland	1.4%
United Kingdom	1.3%
Total Corporate Bonds	100.0%

See notes to financial statements.
148 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

GSY Guggenheim Enhanced Short Duration ETF

	Face
	Amount	Value
COMMERCIAL PAPER†† - 27.8%
AirGas, Inc.
0.00% due 06/01/15	$6,000,000	$5,999,880
Bemis Co., Inc.
0.00% due 06/01/15	6,000,000	5,999,880
Diageo Capital plc
0.36% due 06/03/15	6,000,000	5,999,820
Omnicom Capital, Inc.
0.43% due 06/02/15	6,000,000	5,999,820
Reed Elsevier Capital, Inc.
0.34% due 06/03/15	6,000,000	5,999,820
Hasbro, Inc.
0.35% due 06/04/15	6,000,000	5,999,760
Pall Corp.
0.42% due 06/05/15	6,000,000	5,999,760
V.F. Corp.
0.29% due 06/04/15	6,000,000	5,999,760
Viacom, Inc.
0.45% due 06/08/15	6,000,000	5,999,640
AON plc
0.42% due 06/08/15	6,000,000	5,999,640
BAT International Finance plc
0.42% due 06/08/15	6,000,000	5,999,640
Sherwin-Williams Co.
0.24% due 06/10/15	6,000,000	5,999,580
General Mills, Inc.
0.22% due 06/09/15	6,000,000	5,999,578
Dr Pepper Snapple Group, Inc.
0.40% due 06/11/15	6,000,000	5,999,520
Kellogg Co.
0.40% due 06/10/15	6,000,000	5,999,520
Mattel, Inc.
0.26% due 06/15/15	6,000,000	5,999,340
Nissan Motor Acceptance Corp.
0.33% due 06/22/15	6,000,000	5,999,040
Ryder System, Inc.
0.38% due 06/23/15	6,000,000	5,998,980
CBS Corp.
0.40% due 06/30/15	6,000,000	5,998,680
American Water Capital Corp.
0.25% due 07/06/15	6,000,000	5,998,537
CVS Caremark Corp.
0.36% due 06/02/15	2,500,000	2,499,925
Total Commercial Paper
(Cost $122,488,466)		122,490,120

REPURCHASE AGREEMENTS††,7 - 19.5%
Jefferies & Company, Inc.
2.69% due 06/16/15	7,292,000	7,292,000
2.69% due 06/26/15	4,259,000	4,259,000
1.50% open maturity	4,018,000	4,018,000
3.18% due 06/25/15	3,262,000	3,262,000
2.69% due 06/18/15	1,740,000	1,740,000
2.68% due 06/09/15	975,000	975,000
2.69% due 06/18/15	453,000	453,000
Royal Bank of Canada
0.50% due 07/17/15	21,750,000	21,750,000
Bank of America, Inc.
0.78% due 06/01/15	15,450,000	15,450,000
0.78% due 06/29/15	5,800,000	5,800,000
Nomura Securities International, Inc.
0.85% due 06/08/15	21,200,000	21,200,000
Total Repurchase Agreements
(Cost $86,199,000)		86,199,000

U.S. GOVERNMENT SECURITIES†† - 5.9%
United States Treasury Bill
0.00% due 06/18/152	18,100,000	18,099,910
0.00% due 06/25/152	8,000,000	7,999,944
Total U.S. Government Securities
(Cost $26,099,827)		26,099,854

CORPORATE BONDS†† - 17.5%
Financial - 10.1%
Credit Suisse USA, Inc.
5.13% due 08/15/153	5,500,000	5,550,957
Icahn Enterprises Limited Partnership /
Icahn Enterprises Finance Corp.
3.50% due 03/15/17	5,250,000	5,322,188
Willis Group Holdings plc
4.13% due 03/15/16	5,000,000	5,114,570
Endurance Specialty Holdings Ltd.
6.15% due 10/15/15	5,000,000	5,096,970
Citigroup, Inc.
1.24% due 07/25/164	4,000,000	4,017,843
International Lease Finance Corp.
2.22% due 06/15/164	3,700,000	3,713,875
JPMorgan Chase & Co.
0.90% due 02/26/164	3,500,000	3,508,606
Morgan Stanley
1.53% due 02/25/164	3,000,000	3,021,285
Macquarie Bank Ltd.
1.06% due 03/24/171,4	3,000,000	3,016,863
Goldman Sachs Group, Inc.
1.48% due 04/30/184	2,500,000	2,534,688
Ameriprise Financial, Inc.
5.65% due 11/15/15	2,150,000	2,198,551
Realty Income Corp.
5.50% due 11/15/15	1,300,000	1,326,371
Total Financial		44,422,767

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 149

SCHEDULE OF INVESTMENTS continued	May 31, 2015

GSY Guggenheim Enhanced Short Duration ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 17.5% (continued)
Basic Materials - 2.3%
Glencore Funding LLC
1.44% due 05/27/161,4	$4,600,000	$4,614,375
Rio Tinto Finance USA plc
1.11% due 06/17/164	3,550,000	3,560,803
Anglo American Capital plc
1.23% due 04/15/161,4	2,000,000	1,999,446
Total Basic Materials		10,174,624

Industrial - 1.6%
Cemex SAB de CV
5.27% due 09/30/151,4	3,000,000	3,016,770
Quality Distribution LLC / QD Capital Corp.
9.87% due 11/01/183	2,138,000	2,260,935
Reynolds Group Issuer Incorporated /
Reynolds Group Issuer LLC / Reynolds Group Issuer
7.12% due 04/15/19	1,500,000	1,554,375
Total Industrial		6,832,080

Consumer, Cyclical - 1.1%
Ford Motor Credit Company LLC
1.21% due 01/09/184	5,000,000	5,027,440

Consumer, Non-cyclical - 1.1%
Bumble Bee Holdings, Inc.
9.00% due 12/15/171	4,626,000	4,868,865

Communications - 0.7%
Level 3 Financing, Inc.
3.91% due 01/15/18	3,000,000	3,045,000
Symantec Corp.
2.75% due 09/15/15	250,000	251,186
Total Communications		3,296,186

Utilities - 0.6%
AES Corp.
3.28% due 06/01/19	2,500,000	2,512,500
Total Corporate Bonds
(Cost $76,714,094)		77,134,462

ASSET BACKED SECURITIES†† - 17.2%
Garrison Funding Ltd.
2013-2x A2, 3.68% due 09/25/23	2,500,000	2,486,750
2013-2x A1t, 2.08% due 09/25/23	2,000,000	2,000,000
Salus CLO 2012-1 Ltd.
2012-1X B, 4.77% due 03/05/21	2,000,000	2,066,600
2012-1X C, 2.48% due 03/05/21	2,000,000	2,002,400
LSTAR Securities Investment Trust
2015-6, 2.18% due 05/01/201,4	2,000,000	1,980,000
2014-1, 3.28% due 09/01/211,4	1,416,076	1,421,458
FS Senior Funding 2015-1 Ltd.
2015-1A, 2.08% due 04/13/251,4	3,000,000	3,000,000
Fortress Credit Funding V, LP
2015-5A, 2.93% due 08/15/221,4	3,000,000	2,995,200
Accredited Mortgage Loan Trust 2007-1
2007-1, 0.31% due 02/25/374	2,741,858	2,626,759
GSAMP Trust 2005-HE6
2005-HE6, 0.62% due 11/25/354	2,200,000	2,059,802
Newstar Trust
2012-2A, 3.52% due 01/20/231,4	2,000,000	2,003,800
Triaxx Prime CDO 2006-2 Ltd.
2006-2A, 0.44% due 10/02/391,4	2,122,868	2,001,440
CIFC Funding 2012-II Ltd.
2.18% due 12/05/244	2,000,000	2,000,000
Great Lakes CLO 2012-1 Ltd.
2012-1A, 4.37% due 01/15/231,4	2,000,000	2,000,000
ACIS CLO 2015-6 Ltd.
2015-6A, 1.89% due 05/01/271,4	2,000,000	1,999,000
Golub Capital Partners CLO 23M Ltd.
2015-23A, 2.15% due 05/05/271,4	2,000,000	1,997,600
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 2.08% due 10/22/261,4	2,000,000	1,995,600
Dryden XXIV Senior Loan Fund
2015-24RA, 2.98% due 11/15/231,4	2,000,000	1,994,600
Garrison Funding 2015-1 Ltd.
2015-1A, 2.78% due 05/25/271,4	2,000,000	1,991,600
Comstock Resources, Inc.
2006-1X C, 2.01% due 05/30/20	2,000,000	1,980,800
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.17% due 06/20/171,4	2,000,000	1,961,200
Shasta CLO Ltd.
2007-1A, 1.68% due 04/20/211,4	2,000,000	1,922,000
Goldentree Credit Opportunities Financing Ltd.
2012-1X, 4.27% due 09/15/24	1,500,000	1,506,150
Coas
2014-1X, 3.08% due 04/20/23	1,500,000	1,500,000
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 3.15% due 07/15/231,4	1,500,000	1,492,950
Westb
2006-1X D, 1.97% due 12/20/20	1,500,000	1,449,450
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.67% due 04/29/191,4	1,500,000	1,442,700
Countrywide Asset-Backed Certificates
2004-SD2, 0.80% due 06/25/331,4	1,450,787	1,365,336
Telos CLO Ltd.
2013-3A, 3.27% due 01/17/241,4	750,000	738,375
2014-4X, 3.02% due 07/17/24	500,000	485,000
Hewett’s Island CDO Ltd.
2007-6A, 2.51% due 06/09/191,4	1,000,000	999,800
SRERS-2011 Funding Ltd.
2011-RS, 0.43% due 05/09/461	1,042,873	999,698
Cerberus Onshore II CLO LLC
2014-1A, 2.98% due 10/15/231,4	1,000,000	998,800
Anchorage Capital CLO 4 Ltd.
2014-4A, 2.44% due 07/28/261,4	1,000,000	997,700
Hla
2012-1x B, 3.27% due 08/15/23	1,000,000	989,700

See notes to financial statements.
150 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

GSY Guggenheim Enhanced Short Duration ETF continued

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 17.2% (continued)
Golub Capital BDC CLO 2014 LLC
2014-1A, 2.78% due 04/25/261,4	$1,000,000	$981,100
Palmer Square CLO 2014-1 Ltd.
2014-1A, 2.82% due 10/17/221,4	1,000,000	980,700
SGAB
2007-1X B, 2.51% due 09/10/21	1,000,000	979,000
Bakr
2006-1X C, 1.01% due 10/15/19	1,000,000	965,900
King
2007-4x D, 1.73% due 04/16/21	1,000,000	935,100
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.46% due 07/09/174	936,000	909,698
KKR Financial CLO Ltd.
2007-1X D, 2.52% due 05/15/21	750,000	746,025
ALM VII R-2 Ltd.
2013-7R2A, 2.88% due 04/24/241,4	750,000	744,675
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.77% due 04/28/261,4	750,000	740,925
ACS Pass-Through Trust
2007-1X, 0.49% due 06/14/37	654,004	639,289
DIVCORE CLO Ltd.
2013-1A B, 4.08% due 11/15/32	600,000	602,820
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.63% due 07/10/17†††,4	529,142	518,189
Ozlmf
2012-2x B, 3.50% due 10/30/23	500,000	500,050
Great Lakes CLO 2014-1 Ltd.
2014-1A, 3.98% due 04/15/251,4	500,000	500,000
NewStar Commercial Loan Funding 2014-1 LLC
2014-1A, 3.88% due 04/20/251,4	500,000	498,700
Eaton Corp.
2007-9X D, 1.78% due 04/20/19	500,000	496,300
Apid
2006-3X, 2.02% due 06/12/20	500,000	493,100
Golub Capital Partners Funding Ltd.
2007-1A, 1.02% due 03/15/221,4	500,000	486,150
CNOVA
2007-1X, 1.63% due 05/16/19	500,000	485,900
Rockwall CDO II Ltd.
2007-1X A1LB, 0.83% due 08/01/24	500,000	467,250
ICE EM CLO
2007-1X, 0.94% due 08/15/22	465,358	455,864
LibR
2005-1X A2, 0.65% due 11/01/17	39,890	39,575
Total Asset Backed Securities
(Cost $75,064,311)		75,618,578

SENIOR FLOATING RATE INTERESTS†† - 4.2%
Technology - 1.2%
First Data Corp.
3.68% due 03/24/184	3,000,000	2,997,599
Infor US, Inc.
3.75% due 06/03/204	1,985,500	1,975,215
CompuCom Systems, Inc.
4.25% due 05/09/204	245,550	229,283
Expert Global Solutions, Inc.
8.50% due 04/03/184	80,758	80,758
Total Technology		5,282,855

Communications - 0.7%
Univision Communications, Inc.
4.00% due 03/01/204	2,276,511	2,272,436
Zayo Group LLC
4.00% due 05/06/214	989,833	988,368
Total Communications		3,260,804

Consumer, Non-cyclical - 0.7%
HJ Heinz Co.
3.25% due 06/05/204	990,115	990,244
Ceridian Corp.
4.50% due 09/15/204	845,804	843,165
4.50% due 09/01/204	6,408	6,388
Diamond Foods, Inc.
4.25% due 08/20/184	692,982	692,982
Reynolds Group Holdings, Inc.
4.50% due 12/27/184	477,638	479,338
Total Consumer, Non-cyclical		3,012,117

Financial Institutions - 0.6%
National Financial Partners
4.50% due 07/01/204	1,970,107	1,973,555
Ellucian (Datatel)
4.00% due 07/19/184	646,753	647,400
DJO Finance LLC
4.25% due 06/08/204	99,000	99,154
Total Financial Institutions		2,720,109

Consumer, Cyclical - 0.5%
Smart & Final Stores LLC
4.75% due 11/15/194	1,179,395	1,180,373
Serta Simmons Holdings LLC
4.25% due 10/01/194	916,164	919,032
Total Consumer, Cyclical		2,099,405

Aerospace & Defense - 0.2%
Doncasters
4.50% due 04/09/204	975,477	976,697

Industrial - 0.2%
Fly Funding II Sarl
3.50% due 08/09/194	670,625	671,671

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 151

SCHEDULE OF INVESTMENTS continued	May 31, 2015

GSY Guggenheim Enhanced Short Duration ETF continued

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 4.2% (continued)
Retail - 0.1%
Sears Holdings
5.50% due 06/30/184	$492,499	$488,037
Total Senior Floating Rate Interests
(Cost $18,449,641)		18,511,695

FEDERAL AGENCY DISCOUNT NOTES†† - 3.6%
Federal Home Loan Bank5
0.00% due 06/19/152	12,000,000	11,999,940
0.00% due 06/29/152	4,000,000	3,999,936
Total Federal Agency Discount Notes
(Cost $15,999,619)		15,999,876

MORTGAGE BACKED SECURITIES†† - 2.5%
Boca Hotel Portfolio Trust
2013-BOCA,3.24% due 08/15/261,4	2,000,000	1,999,063
AJAX Mortgage Loan Trust
2015-A,3.87% due 11/25/541	1,992,976	1,985,402
Credit Suisse Mortgage Trust
2014-SURF,2.44% due 02/15/291,4	1,500,000	1,497,135
2014-2R,0.38% due 02/27/461,4	496,309	464,804
LSTAR Securities Investment Trust 2015-5
2015-5,2.18% due 04/01/201,4	1,970,727	1,944,517
GreenPoint Mortgage Funding Trust Series
2007-AR1,0.26% due 02/25/474	1,512,768	1,446,404
GreenPoint Mortgage Funding Trust
2006-AR1,0.47% due 02/25/364	1,092,053	925,306
SRERS Funding Ltd.
2011-RSX A1B1,0.43% due 05/09/464	595,928	571,256
Total Mortgage Backed Securities
(Cost $10,703,772)		10,833,887

MUNICIPAL BONDS†† - 2.0%
California - 1.1%
University of California Revenue Bonds
0.68% due 07/01/414	5,000,000	5,000,750

Pennsylvania - 0.9%
Pennsylvania Turnpike Commission Revenue Bonds
0.55% due 12/01/174	4,000,000	4,004,160
Total Municipal Bonds
(Cost $9,000,000)		9,004,910

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 0.1%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1321%	305,290	$305,290
Total Securities Lending Collateral
(Cost $305,290)		305,290
Total Investments - 100.3%
(Cost $441,024,020)		$442,197,672
Other Assets & Liabilities, net - (0.3)%		(1,285,078)
Total Net Assets - 100.0%		$440,912,594

†	Value determined based on Level 1 inputs —See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted —See Note 4.
†††	Value determined based on Level 3 inputs —See Note 4.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $68,638,347 or 15.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	Zero coupon bond.
3	All or portion of this security is on loan at May 31, 2015 - See Note 2 .
4	Floating or variable rate coupon. The rate shown is as of May 31, 2015.
5	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
6	Securities lending collateral - See Note 2.
7	Repurchase Agreements – See Note 10.

plc	Public Limited Company

Country Diversification
% of Total
Country	Investments
United States	85.1%
Cayman Islands	6.7%
United Kingdom	4.0%
Ireland	1.2%
Bermuda	1.1%
Australia	0.7%
Mexico	0.7%
Luxembourg	0.5%
Total Investments	100.0%

See notes to financial statements.
152 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

	Shares	Value
COMMON STOCKS† - 98.5%
United States – 17.0%
CVR Energy, Inc.1	62,588	$2,425,911
RR Donnelley & Sons Co.	87,664	1,681,395
Vector Group Ltd.1	72,265	1,597,779
PDL BioPharma, Inc.	234,728	1,567,983
New Residential Investment Corp. REIT	27,513	469,372
New York Community Bancorp, Inc.1	25,176	446,622
BGC Partners, Inc. — Class A	40,002	378,019
Annaly Capital Management, Inc. REIT	34,460	359,762
Two Harbors Investment Corp. REIT	33,395	356,993
Capstead Mortgage Corp. REIT1	29,154	344,892
Chimera Investment Corp. REIT	23,302	336,248
Valley National Bancorp	30,865	301,860
PennyMac Mortgage Investment Trust REIT	16,407	301,397
Starwood Property Trust, Inc. REIT	11,345	271,032
Government Properties Income Trust REIT	10,815	211,109
Colony Capital, Inc. — Class A REIT	7,884	202,303
Senior Housing Properties Trust REIT	9,854	197,179
Hospitality Properties Trust REIT	6,379	192,582
Chambers Street Properties REIT	24,086	183,535
Medical Properties Trust, Inc. REIT	13,365	181,229
EPR Properties REIT	3,015	173,875
GEO Group, Inc. REIT	4,414	167,423
Corrections Corporation of America REIT	4,714	165,744
Lexington Realty Trust REIT	17,680	162,302
Omega Healthcare Investors, Inc. REIT	3,822	137,707
Washington Real Estate Investment Trust REIT	4,876	122,144
Total United States		12,936,397

Canada - 16.9%
Canadian Oil Sands Ltd.1	356,995	3,111,641
Baytex Energy Corp.1	147,054	2,492,820
Enerplus Corp.1	171,766	1,654,017
Crescent Point Energy Corp.1	69,775	1,575,213
Whitecap Resources, Inc.1	107,634	1,181,322
Freehold Royalties Ltd.1	75,086	1,059,896
Bonterra Energy Corp.1	32,657	903,120
Dream Office Real Estate Investment Trust REIT	13,098	272,506
Cominar Real Estate Investment Trust REIT	15,919	230,703
Artis Real Estate Investment Trust REIT	19,862	223,880
Calloway Real Estate Investment Trust REIT	7,430	172,082
Total Canada		12,877,200

Australia - 13.4%
Metcash Ltd.1	1,572,707	1,661,284
WorleyParsons Ltd.	190,565	1,588,502
DUET Group	796,066	1,553,839
Fortescue Metals Group Ltd.1	823,761	1,525,927
Mineral Resources Ltd.1	192,847	1,126,300
National Australia Bank Ltd. ADR	13,155	345,585
Australia & New Zealand Banking Group Ltd.	13,342	338,957
Insurance Australia Group Ltd.	75,595	327,511
Westpac Banking Corp.	12,509	321,337
ASX Ltd.	9,933	316,522
Bendigo & Adelaide Bank Ltd.	29,465	277,188
Commonwealth Bank of Australia ADR	4,207	274,011
Novion Property Group REIT	114,665	214,160
Stockland REIT	55,138	183,171
Spark Infrastructure Group	98,358	150,200
Total Australia		10,204,494

United Kingdom - 10.7%
Berkeley Group Holdings plc	46,562	2,198,328
Vodafone Group plc	437,502	1,704,733
Centrica plc	342,092	1,449,116
Royal Dutch Shell plc — Class A	43,043	1,276,192
National Grid plc	73,836	1,052,339
Admiral Group plc	21,407	486,397
Total United Kingdom		8,167,105

Cayman Islands - 5.0%
Evergrande Real Estate Group Ltd.1	2,367,000	1,542,059
Agile Property Holdings Ltd.1	1,002,000	770,416
Greentown China Holdings Ltd.1	446,978	640,060
Xinyi Glass Holdings Ltd.	785,286	473,104
Phoenix Group Holdings	32,457	423,958
Total Cayman Islands		3,849,597

Finland - 4.9%
Elisa Oyj	45,951	1,408,076
Fortum Oyj	63,135	1,198,857
Orion Oyj — Class B	33,945	1,131,355
Total Finland		3,738,288

Germany - 4.5%
Telefonica Deutschland Holding AG	344,262	1,900,369
Freenet AG	46,910	1,540,066
Total Germany		3,440,435

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 153

SCHEDULE OF INVESTMENTS continued	May 31, 2015

LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

	Shares	Value
COMMON STOCKS† - 98.5% (continued)
Norway - 3.6%
Aker Solutions ASA	361,376	$2,114,210
Gjensidige Forsikring ASA	39,663	610,381
Total Norway		2,724,591

Denmark - 2.3%
TDC A/S	233,147	1,740,542

South Africa - 2.2%
Kumba Iron Ore Ltd.1	54,714	696,979
Vodacom Group Ltd.1	39,906	438,227
MMI Holdings Ltd.	134,545	338,581
Redefine Properties Ltd. REIT1	228,849	201,244
Total South Africa		1,675,031

France - 1.7%
Neopost S.A.*	24,663	1,169,585
Fonciere Des Regions REIT	1,834	161,259
Total France		1,330,844

Italy - 1.7%
Terna Rete Elettrica Nazionale SpA	273,298	1,300,396

Portugal - 1.6%
EDP - Energias de Portugal S.A. ADR	321,616	1,253,507

Colombia - 1.4%
Ecopetrol S.A. ADR1	72,194	1,046,813

Spain - 1.3%
Enagas S.A.	35,061	1,006,529

New Zealand - 1.3%
Spark New Zealand Ltd.	495,072	974,022

Switzerland - 1.2%
Swiss Re AG	6,516	582,976
Zurich Insurance Group AG	1,131	359,556
Total Switzerland		942,532

Russian Federation - 1.2%
MegaFon OAO GDR	60,004	921,062

Thailand - 1.2%
PTT Global Chemical PCL	268,700	523,182
Intouch Holdings PCL — Class F	163,110	375,774
PTT Global Chemical PCL	4,800	9,346
Total Thailand		908,302

Mexico - 1.1%
Grupo Financiero Santander Mexico SAB de CV ADR	90,354	854,749

China - 1.0%
Bank of China Ltd. — Class H	579,424	384,960
Guangzhou R&F Properties Company Ltd. — Class H	327,476	383,598
Total China		768,558

Singapore - 0.9%
Hutchison Port Holdings Trust — Class U	449,200	296,472
Keppel REIT REIT	221,037	195,818
Ascendas Real Estate Investment Trust REIT	104,338	185,641
Total Singapore		677,931

Hong Kong - 0.7%
Poly Property Group Company Ltd.	1,018,534	561,067

Indonesia - 0.7%
Matahari Putra Prima Tbk PT	1,830,854	505,340

Sweden - 0.6%
Ratos AB — Class B	68,095	439,145

Turkey - 0.4%
Turk Telekomunikasyon AS	106,568	278,230
Total Common Stocks
(Cost $80,028,560)		75,122,707

PREFERRED STOCKS† - 0.7%
Brazil - 0.7%
Cia Energetica de Minas Gerais ADR	129,018	583,161
Total Preferred Stocks
(Cost $817,290)		583,161

SECURITIES LENDING COLLATERAL†,2 - 28.5%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1046%	21,724,400	21,724,400
Total Securities Lending Collateral
(Cost $21,724,400)		21,724,400
Total Investments - 127.7%
(Cost $102,570,250)		$97,430,268
Other Assets & Liabilities, net - (27.7)%		(21,138,619)
Total Net Assets - 100.0%		$76,291,649

†	Value determined based on Level 1 inputs —See Note 4.
1	All or portion of this security is on loan at May 31, 2015 - See Note 2.
2	Securities lending collateral - See Note 2.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

See notes to financial statements.
154 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2015

LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

Country Diversification
% of Long-Term
Country	Investments
United States	17.1%
Canada	17.0%
Australia	13.5%
United Kingdom	10.8%
Cayman Islands	5.1%
Finland	4.9%
Germany	4.5%
Norway	3.6%
Denmark	2.3%
South Africa	2.2%
France	1.8%
Italy	1.7%
Portugal	1.7%
Colombia	1.4%
Spain	1.3%
New Zealand	1.3%
Switzerland	1.2%
Russian Federation	1.2%
Thailand	1.2%
Mexico	1.1%
China	1.0%
Singapore	0.9%
Brazil	0.8%
Hong Kong	0.7%
Indonesia	0.7%
Sweden	0.6%
Turkey	0.4%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
United States Dollar	23.3%
Canadian Dollar	17.0%
Euro	15.9%
Australian Dollar	13.5%
Pound Sterling	9.6%
Chinese Yuan	3.9%
Norwegian Krone	3.6%
Hong Kong Dollar	2.8%
Danish Krone	2.3%
South African Rand	2.2%
New Zealand Dollar	1.3%
Swiss Franc	1.2%
Thai Baht	1.2%
Indonesian Rupiah	0.7%
Swedish Krona	0.6%
Singapore Dollar	0.5%
Turkish Lira	0.4%
Total Long-Term Investments	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 155

STATEMENT OF ASSETS AND LIABILITIES	May 31, 2015

	Guggenheim		Guggenheim		Guggenheim		Guggenheim
	BulletShares		BulletShares		BulletShares		BulletShares
	2015 Corporate		2016 Corporate		2017 Corporate		2018 Corporate
	Bond ETF (BSCF	)	Bond ETF (BSCG	)	Bond ETF (BSCH	)	Bond ETF (BSCI	)
ASSETS:
Investments, at value — including securities on loan	$455,769,256		$642,529,105		$790,356,108		$555,314,609
Cash	32,060,754		3,402,769		2,046,571		1,914,929
Receivables:
Interest	3,142,638		5,500,386		6,846,270		5,085,482
Securities lending income	1,698		617		323		794
Fund shares sold	—		6,675,678		3,425,144		3,197,595
Total assets	490,974,346		658,108,555		802,674,416		565,513,409
LIABILITIES:
Payable for:
Investments purchased	20,867,273		9,588,055		5,123,464		4,628,533
Upon return of securities loaned	7,360,650		2,421,970		1,286,470		2,563,580
Management fees	98,280		133,542		162,816		112,042
Total liabilities	28,326,203		12,143,567		6,572,750		7,304,155
NET ASSETS	$462,648,143		$645,964,988		$796,101,666		$558,209,254
NET ASSETS CONSIST OF:
Paid-in capital	$462,058,851		$642,344,534		$788,505,274		$553,282,415
Undistributed net investment income	226,451		629,184		1,003,057		822,739
Accumulated net realized gain on investments	43,331		248,190		553,067		55,427
Net unrealized appreciation on investments	319,510		2,743,080		6,040,268		4,048,673
NET ASSETS	$462,648,143		$645,964,988		$796,101,666		$558,209,254
Shares outstanding ($0.01 par value with unlimited amount authorized)	21,300,000		29,100,000		34,950,000		26,250,000
Net asset value	$21.72		$22.20		$22.78		$21.27
Investments in securities, at cost	455,449,746		639,786,025		784,315,840		551,265,936
Securities on loan, at value	7,188,349		2,368,939		1,257,907		2,493,056

See notes to financial statements.
156 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES continued	May 31, 2015

	Guggenheim		Guggenheim		Guggenheim		Guggenheim
	BulletShares		BulletShares		BulletShares		BulletShares
	2019 Corporate		2020 Corporate		2021 Corporate		2022 Corporate
	Bond ETF (BSCJ	)	Bond ETF (BSCK	)	Bond ETF (BSCL	)	Bond ETF (BSCM	)
ASSETS:
Investments, at value — including securities on loan	$341,982,936		$309,583,680		$163,221,086		$209,842,829
Cash	796,839		1,142,654		830,939		819,297
Receivables:
Interest	3,399,907		3,430,440		1,634,242		1,838,169
Securities lending income	2,643		4,003		1,300		753
Fund shares sold	—		6,429,639		3,174,492		3,162,163
Total assets	346,182,325		320,590,416		168,862,059		215,663,211
LIABILITIES:
Payable for:
Investments purchased	—		6,987,655		3,567,596		3,640,977
Upon return of securities loaned	3,036,000		2,453,200		586,080		628,572
Management fees	68,265		61,708		32,226		42,155
Total liabilities	3,104,265		9,502,563		4,185,902		4,311,704
NET ASSETS	$343,078,060		$311,087,853		$164,676,157		$211,351,507
NET ASSETS CONSIST OF:
Paid-in capital	$340,314,121		$306,800,021		$162,839,186		$210,919,422
Undistributed net investment income	597,011		675,737		385,524		530,278
Accumulated net realized gain (loss) on investments	92,910		(153,909)		(57,918)		12,007
Net unrealized appreciation (depreciation) on investments	2,074,018		3,766,004		1,509,365		(110,200)
NET ASSETS	$343,078,060		$311,087,853		$164,676,157		$211,351,507
Shares outstanding ($0.01 par value with unlimited amount authorized)	16,200,000		14,550,000		7,800,000		10,050,000
Net asset value	$21.18		$21.38		$21.11		$21.03
Investments in securities, at cost	339,908,918		305,817,676		161,711,721		209,953,029
Securities on loan, at value	2,962,509		2,396,005		571,633		1,521,884

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 157

STATEMENT OF ASSETS AND LIABILITIES continued	May 31, 2015

					Guggenheim		Guggenheim
	Guggenheim		Guggenheim		BulletShares		BulletShares
	BulletShares		BulletShares		2015 High Yield		2016 High Yield
	2023 Corporate		2024 Corporate		Corporate Bond		Corporate Bond
	Bond ETF (BSCN	)	Bond ETF (BSCO	)	ETF (BSJF	)	ETF (BSJG	)
ASSETS:
Investments, at value — including securities on loan	$18,216,765		$45,921,656		$708,308,968		$788,710,849
Cash	121,846		365,491		38,159,405		6,504,774
Receivables:
Interest	165,761		403,950		9,304,497		16,138,198
Investments sold	—		—		8,304,000		—
Securities lending income	—		519		3,597		11,594
Total assets	18,504,372		46,691,616		764,080,467		811,365,415
LIABILITIES:
Payable for:
Management fees	3,756		9,681		276,976		278,934
Investments purchased	—		—		—		2,426,050
Upon return of securities loaned	—		509,536		5,791,050		16,272,639
Line of credit fees	—		—		4,014		2,145
Total liabilities	3,756		519,217		6,072,040		18,979,768
NET ASSETS	$18,500,616		$46,172,399		$758,008,427		$792,385,647
NET ASSETS CONSIST OF:
Paid-in capital	$18,417,806		$46,563,851		$766,794,583		$801,615,149
Undistributed net investment income	49,279		129,729		122,514		2,777,857
Accumulated net realized gain (loss) on investments	807		64,480		(10,567,592)		(19,385,751)
Net unrealized appreciation (depreciation) on investments	32,724		(585,661)		1,658,922		7,378,392
NET ASSETS	$18,500,616		$46,172,399		$758,008,427		$792,385,647
Shares outstanding ($0.01 par value with unlimited amount authorized)	900,000		2,250,000		28,900,000		30,000,000
Net asset value	$20.56		$20.52		$26.23		$26.41
Investments in securities, at cost	18,184,041		46,507,317		706,650,046		781,332,457
Securities on loan, at value	—		497,622		11,560,863		15,915,056

See notes to financial statements.
158 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES continued	May 31, 2015

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	BulletShares	BulletShares	BulletShares	BulletShares
	2017 High Yield	2018 High Yield	2019 High Yield	2020 High Yield
	Corporate Bond	Corporate Bond	Corporate Bond	Corporate Bond
	ETF (BSJH )	ETF (BSJI )	ETF (BSJJ )	ETF (BSJK )
ASSETS:
Investments, at value — including securities on loan	$528,216,508	$406,210,242	$146,641,426	$69,287,312
Cash	2,333,328	1,618,701	3,659,109	1,962,258
Receivables:
Interest	9,712,585	6,813,078	2,453,280	975,792
Securities lending income	14,614	12,364	6,438	1,874
Fund shares sold	—	5,233,932	—	—
Investments sold	—	62,325	—	—
Total assets	540,277,035	419,950,642	152,760,253	72,227,236
LIABILITIES:
Payable for:
Upon return of securities loaned	17,022,892	15,663,759	4,712,574	2,105,996
Management fees	179,221	137,427	51,141	24,654
Line of credit fees	1,390	904	122	136
Investments purchased	—	2,105,000	806,282	782,928
Total liabilities	17,203,503	17,907,090	5,570,119	2,913,714
NET ASSETS	$523,073,532	$402,043,552	$147,190,134	$69,313,522
NET ASSETS CONSIST OF:
Paid-in capital	$529,429,384	$408,006,041	$148,627,406	$69,581,136
Undistributed net investment income	1,727,429	1,124,700	709,311	294,809
Accumulated net realized loss on investments	(2,217,019)	(838,477)	(87,064)	(208,038)
Net unrealized depreciation on investments	(5,866,262)	(6,248,712)	(2,059,519)	(354,385)
NET ASSETS	$523,073,532	$402,043,552	$147,190,134	$69,313,522
Shares outstanding ($0.01 par value with unlimited amount authorized)	19,700,000	15,400,000	5,800,000	2,700,000
Net asset value	$26.55	$26.11	$25.38	$25.67
Investments in securities, at cost	534,082,770	412,458,954	148,700,945	69,641,697
Securities on loan, at value	18,428,806	17,268,294	4,594,045	2,054,415

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 159

STATEMENT OF ASSETS AND LIABILITIES continued	May 31, 2015

	Guggenheim		Guggenheim
	BulletShares		BulletShares		Guggenheim		Guggenheim S&P
	2021 High Yield		2022 High Yield		Enhanced Short		Global Dividend
	Corporate Bond		Corporate Bond		Duration ETF		Opportunities
	ETF (BSJL	)	ETF (BSJM	)	(GSY	)	Index ETF (LVL )
ASSETS:
Investments, at value — including securities on loan	$19,559,321		$14,749,443		$355,998,672		$97,430,268
Repurchase Agreements, at value	—		—		86,199,000		—
Foreign currency, at value	—		—		—		182,307
Cash	400,636		152,090		79,623		202,926
Restricted cash	—		—		450,000		—
Receivables:
Interest	311,533		233,750		908,278		—
Securities lending income	147		126		226		14,150
Investments sold	—		—		3,791,246		—
Dividends	—		—		—		228,944
Tax reclaims	—		—		—		81,718
Total assets	20,271,637		15,135,409		447,427,045		98,140,313
LIABILITIES:
Payable for:
Management fees	7,108		5,361		99,786		45,352
Investments purchased	—		—		5,995,466		—
Upon return of securities loaned	192,000		—		305,290		21,724,400
Administration fees	—		—		8,629		1,839
Line of credit fees	—		—		2,890		—
Other fees	—		—		102,390		77,073
Total liabilities	199,108		5,361		6,514,451		21,848,664
NET ASSETS	$20,072,529		$15,130,048		$440,912,594		$76,291,649
NET ASSETS CONSIST OF:
Paid-in capital	$19,888,460		$15,007,487		$440,874,335		$108,195,280
Undistributed net investment income	91,646		64,761		794,926		780,957
Accumulated net realized gain (loss) on investments	2,488		5,050		(1,930,319)		(27,535,205)
Net unrealized appreciation (depreciation) on investments	89,935		52,750		1,173,652		(5,149,383)
NET ASSETS	$20,072,529		$15,130,048		$440,912,594		$76,291,649
Shares outstanding ($0.01 par value with unlimited amount authorized)	800,000		600,000		8,800,000		6,480,000
Net asset value	$25.09		$25.22		$50.10		$11.77
Investments in securities, at cost	19,469,386		14,696,693		441,024,020		102,570,250
Foreign currency, at cost	—		—		—		181,648
Securities on loan, at value	186,422		—		297,013		20,452,613

See notes to financial statements.
160 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

STATEMENT OF OPERATIONS	May 31, 2015
For the Year Ended May 31, 2015

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	BulletShares	BulletShares	BulletShares	BulletShares
	2015 Corporate	2016 Corporate	2017 Corporate	2018 Corporate
	Bond ETF (BSCF )	Bond ETF (BSCG )	Bond ETF (BSCH )	Bond ETF (BSCI	)
INVESTMENT INCOME:
Interest	$5,872,543	$8,916,817	$12,522,554	$8,884,550
Income from securities lending	6,433	4,907	8,521	15,847
Total investment income	5,878,976	8,921,724	12,531,075	8,900,397
EXPENSES:
Management fees	1,391,767	1,555,075	1,713,322	1,072,739
Other fees	2,267	2,433	2,148	1,342
Total expenses	1,394,034	1,557,508	1,715,470	1,074,081
Net investment income	4,484,942	7,364,216	10,815,605	7,826,316
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
Investments	184,682	557,020	920,094	260,684
In-kind transactions	724,454	580,152	253,386	—
Net realized gain	909,136	1,137,172	1,173,480	260,684
Net change in unrealized appreciation (depreciation) on:
Investments	(3,916,267)	(5,094,509)	(3,888,558)	269,030
Net realized and unrealized gain (loss)	(3,007,131)	(3,957,337)	(2,715,078)	529,714
Net increase in net assets resulting from operations	$1,477,811	$3,406,879	$8,100,527	$8,356,030

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 161

STATEMENT OF OPERATIONS continued	May 31, 2015
For the Year Ended May 31, 2015

	Guggenheim		Guggenheim	Guggenheim	Guggenheim
	BulletShares		BulletShares	BulletShares	BulletShares
	2019 Corporate		2020 Corporate	2021 Corporate	2022 Corporate
	Bond ETF (BSCJ	)	Bond ETF (BSCK )	Bond ETF (BSCL )	Bond ETF (BSCM )
INVESTMENT INCOME:
Interest	$5,461,418		$5,744,364	$2,826,374	$2,742,232
Income from securities lending	16,708		19,509	15,189	3,589
Total investment income	5,478,126		5,763,873	2,841,563	2,745,821
EXPENSES:
Management fees	559,996		487,451	221,137	203,979
Other fees	891		691	129	126
Total expenses	560,887		488,142	221,266	204,105
Net investment income	4,917,239		5,275,731	2,620,297	2,541,716
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	254,827		(124,620)	(57,918)	21,301
In-kind transactions	—		—	—	109,298
Net realized gain (loss)	254,827		(124,620)	(57,918)	130,599
Net change in unrealized appreciation (depreciation) on:
Investments	12,645		1,576,972	244,287	(1,160,580)
Net realized and unrealized gain (loss)	267,472		1,452,352	186,369	(1,029,981)
Net increase in net assets resulting from operations	$5,184,711		$6,728,083	$2,806,666	$1,511,735

See notes to financial statements.
162 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

STATEMENT OF OPERATIONS continued	May 31, 2015
For the Year Ended May 31, 2015

					Guggenheim	Guggenheim
	Guggenheim		Guggenheim		BulletShares	BulletShares
	BulletShares		BulletShares		2015 High Yield	2016 High Yield
	2023 Corporate		2024 Corporate		Corporate Bond	Corporate Bond
	Bond ETF (BSCN	)1	Bond ETF (BSCO	)1	ETF (BSJF )	ETF (BSJG )
INVESTMENT INCOME:
Interest	$290,763		$556,607		$36,297,561	$28,801,116
Income from securities lending	—		2,439		166,289	123,743
Total investment income	290,763		559,046		36,463,850	28,924,859
EXPENSES:
Management fees	21,344		39,992		4,014,701	2,870,126
Line of credit fee	—		—		65,100	43,205
Other fees	—		—		4,681	1,817
Total expenses	21,344		39,992		4,084,482	2,915,148
Net investment income	269,419		519,054		32,379,368	26,009,711
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	852		64,480		(10,563,106)	(19,275,606)
In-kind transactions	—		(6,390)		424,931	949,859
Net realized gain (loss)	852		58,090		(10,138,175)	(18,325,747)
Net change in unrealized appreciation (depreciation) on:
Investments	32,724		(585,661)		(11,320,752)	(1,526,077)
Net realized and unrealized gain (loss)	33,576		(527,571)		(21,458,927)	(19,851,824)
Net increase (decrease) in net assets resulting from operations	$302,995		$(8,517)		$10,920,441	$6,157,887
1 Commencement of investment operations September 17, 2014.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 163

STATEMENT OF OPERATIONS continued	May 31, 2015
For the Year Ended May 31, 2015

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	BulletShares	BulletShares	BulletShares	BulletShares
	2017 High Yield	2018 High Yield	2019 High Yield	2020 High Yield
	Corporate Bond	Corporate Bond	Corporate Bond	Corporate Bond
	ETF (BSJH )	ETF (BSJI )	ETF (BSJJ )	ETF (BSJK )
INVESTMENT INCOME:
Interest	$18,019,284	$14,546,987	$4,836,206	$2,441,615
Income from securities lending	143,802	95,373	46,843	9,246
Dividends	—	—	2,901	—
Total investment income	18,163,086	14,642,360	4,885,950	2,450,861
EXPENSES:
Management fees	1,682,544	1,235,282	388,482	190,443
Line of credit fee	25,244	18,954	5,436	2,687
Other fees	868	885	241	192
Total expenses	1,708,656	1,255,121	394,159	193,322
Net investment income	16,454,430	13,387,239	4,491,791	2,257,539
NET REALIZED AND UNREALIZED LOSS:
Net realized loss on:
Investments	(2,066,974)	(838,477)	(87,064)	(207,491)
In-kind transactions	(145,464)	—	—	—
Net realized loss	(2,212,438)	(838,477)	(87,064)	(207,491)
Net change in unrealized depreciation on:
Investments	(9,912,598)	(9,968,973)	(2,673,627)	(840,030)
Net realized and unrealized loss	(12,125,036)	(10,807,450)	(2,760,691)	(1,047,521)
Net increase in net assets resulting from operations	$4,329,394	$2,579,789	$1,731,100	$1,210,018

See notes to financial statements.
164 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

STATEMENT OF OPERATIONS continued	May 31, 2015
For the Year Ended May 31, 2015

						Guggenheim
	Guggenheim		Guggenheim			S&P Global
	BulletShares		BulletShares		Guggenheim	Dividend
	2021 High Yield		2022 High Yield		Enhanced Short	Opportunities
	Corporate Bond		Corporate Bond		Duration ETF	Index ETF
	ETF (BSJL	)1	ETF (BSJM	)1	(GSY )	(LVL )
INVESTMENT INCOME:
Interest	$517,908		$410,187		$7,730,234	—
Income from securities lending	1,258		683		1,788	227,616
Dividends, net of foreign taxes withheld*	—		—		686,277	4,955,187
Total investment income	519,166		410,870		8,418,299	5,182,803
EXPENSES:
Management fees	40,701		32,280		1,016,873	445,813
Trustee fees	—		—		15,065	6,446
Administration fees	—		—		122,630	24,520
Custodian fees	—		—		122,898	63,418
Line of credit fee	532		459		42,213	—
Licensing fees	—		—		—	44,581
Professional fees	—		—		36,611	35,217
Printing fees	—		—		23,225	17,000
Registration and filings	—		—		7,508	8,344
Insurance	—		—		8,589	1,994
Other fees	—		—		19,522	15,218
Total expenses	41,233		32,739		1,415,134	662,551
Less:
Expenses waived by advisor	—		—		—	(81,856)
Net expenses	41,233		32,739		1,415,134	580,695
Net investment income	477,933		378,131		7,003,165	4,602,108
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,488		5,050		(1,477,812)	(8,189,044)
In-kind transactions	—		—		—	3,938,076
Foreign currency transactions	—		—		—	(127,207)
Net realized gain (loss)	2,488		5,050		(1,477,812)	(4,378,175)
Net change in unrealized appreciation (depreciation) on:
Investments	89,935		52,750		(646,949)	(11,825,547)
Foreign currency translations	—		—		—	(10,008)
Net change in unrealized appreciation (depreciation)	89,935		52,750		(646,949)	(11,835,555)
Net realized and unrealized gain (loss)	92,423		57,800		(2,124,761)	(16,213,730)
Net increase (decrease) in net assets resulting from operations	$570,356		$435,931		$4,878,404	(11,611,622)
* Foreign taxes withheld	$—		$—		$—	$347,449

1    Commencement of investment operations September 17, 2014

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 165

STATEMENTS OF CHANGES IN NET ASSETS	May 31, 2015

	Guggenheim BulletShares 2015		Guggenheim BulletShares 2016
	Corporate Bond ETF (BSCF)		Corporate Bond ETF (BSCG)
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,484,942	$4,903,348	$7,364,216	$6,089,831
Net realized gain on investments	909,136	174,880	1,137,172	173,428
Net change in unrealized appreciation (depreciation) on investments	(3,916,267)	578,728	(5,094,509)	3,099,789
Net increase in net assets resulting from operations	1,477,811	5,656,956	3,406,879	9,363,048
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,709,205)	(4,751,415)	(7,369,545)	(5,788,770)
Capital gains	(273,540)	(75,480)	(449,160)	(144,540)
Total distributions to shareholders	(4,982,745)	(4,826,895)	(7,818,705)	(5,933,310)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	150,499,006	323,992,240	63,548,781	386,856,476
Cost of shares redeemed	(257,656,120)	—	(36,634,281)	—
Net increase (decrease) in net assets resulting from share transactions	(107,157,114)	323,992,240	26,914,500	386,856,476
Net increase (decrease) in net assets	(110,662,048)	324,822,301	22,502,674	390,286,214
NET ASSETS:
Beginning of year	573,310,191	248,487,890	623,462,314	233,176,100
End of year	$462,648,143	$573,310,191	$645,964,988	$623,462,314
Undistributed net investment income at end of year	$226,451	$464,202	$629,184	$634,513
CHANGES IN SHARES OUTSTANDING:
Shares sold	6,900,000	14,850,000	2,850,000	17,400,000
Shares redeemed	(11,850,000)	—	(1,650,000)	—
Net increase (decrease) in shares	(4,950,000)	14,850,000	1,200,000	17,400,000

See notes to financial statements.
166 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	May 31, 2015

	Guggenheim BulletShares 2017		Guggenheim BulletShares 2018
	Corporate Bond ETF (BSCH)		Corporate Bond ETF (BSCI)
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$10,815,605	$7,414,124	$7,826,316	$3,482,561
Net realized gain on investments	1,173,480	71,235	260,684	5,979
Net change in unrealized appreciation (depreciation) on investments	(3,888,558)	5,016,235	269,030	4,109,475
Net increase in net assets resulting from operations	8,100,527	12,501,594	8,356,030	7,598,015
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(10,650,660)	(6,998,730)	(7,534,260)	(3,081,660)
Capital gains	(446,265)	(148,590)	(206,625)	(8,370)
Total distributions to shareholders	(11,096,925)	(7,147,320)	(7,740,885)	(3,090,030)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	184,771,051	357,459,393	210,134,361	251,688,226
Cost of shares redeemed	(10,244,461)	—	—	—
Net increase in net assets resulting from share transactions	174,526,590	357,459,393	210,134,361	251,688,226
Net increase in net assets	171,530,192	362,813,667	210,749,506	256,196,211
NET ASSETS:
Beginning of year	624,571,474	261,757,807	347,459,748	91,263,537
End of year	$796,101,666	$624,571,474	$558,209,254	$347,459,748
Undistributed net investment income at end of year	$1,003,057	$847,019	$822,739	$530,683
CHANGES IN SHARES OUTSTANDING:
Shares sold	8,100,000	15,750,000	9,900,000	12,000,000
Shares redeemed	(450,000)	—	—	—
Net increase in shares	7,650,000	15,750,000	9,900,000	12,000,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 167

STATEMENTS OF CHANGES IN NET ASSETS continued	May 31, 2015

	Guggenheim BulletShares 2019		Guggenheim BulletShares 2020
	Corporate Bond ETF (BSCJ)		Corporate Bond ETF (BSCK)
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,917,239	$2,048,710	$5,275,731	$2,112,034
Net realized gain (loss) on investments	254,827	(14,170)	(124,620)	(29,289)
Net change in unrealized appreciation on investments	12,645	2,072,677	1,576,972	2,327,984
Net increase in net assets resulting from operations	5,184,711	4,107,217	6,728,083	4,410,729
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,593,720)	(1,861,170)	(4,890,345)	(1,904,625)
Capital gains	(155,400)	(31,050)	—	(9,750)
Total distributions to shareholders	(4,749,120)	(1,892,220)	(4,890,345)	(1,914,375)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	193,550,767	90,347,689	188,217,737	71,413,122
Net increase in net assets resulting from share transactions	193,550,767	90,347,689	188,217,737	71,413,122
Net increase in net assets	193,986,358	92,562,686	190,055,475	73,909,476
NET ASSETS:
Beginning of year	149,091,702	56,529,016	121,032,378	47,122,902
End of year	$343,078,060	$149,091,702	$311,087,853	$121,032,378
Undistributed net investment income at end of year	$597,011	$281,145	$675,737	$290,351
CHANGES IN SHARES OUTSTANDING:
Shares sold	9,150,000	4,350,000	8,850,000	3,450,000
Net increase in shares	9,150,000	4,350,000	8,850,000	3,450,000

See notes to financial statements.
168 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	May 31, 2015

	Guggenheim BulletShares 2021		Guggenheim BulletShares 2022
	Corporate Bond ETF (BSCL)		Corporate Bond ETF (BSCM)
		Period from		Period from
	Year Ended	July 17, 20131 to	Year Ended	July 17, 20131 to
	May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,620,297	$605,608	$2,541,716	$437,612
Net realized gain (loss) on investments	(57,918)	10,624	130,599	2,046
Net change in unrealized appreciation (depreciation) on investments	244,287	1,265,078	(1,160,580)	1,050,380
Net increase in net assets resulting from operations	2,806,666	1,881,310	1,511,735	1,490,038
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,371,785)	(479,220)	(2,116,695)	(332,355)
Capital gains	—	—	(11,340)	—
Total distributions to shareholders	(2,371,785)	(479,220)	(2,128,035)	(332,355)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	117,093,037	45,746,149	180,705,816	33,253,492
Cost of shares redeemed	—	—	(3,149,184)	—
Net increase in net assets resulting from share transactions	117,093,037	45,746,149	177,556,632	33,253,492
Net increase in net assets	117,527,918	47,148,239	176,940,332	34,411,175
NET ASSETS:
Beginning of period	47,148,239	—	34,411,175	—
End of period	$164,676,157	$47,148,239	$211,351,507	$34,411,175
Undistributed net investment income at end of period	$385,524	$126,388	$530,278	$105,257
CHANGES IN SHARES OUTSTANDING:
Shares sold	5,550,000	2,250,000	8,550,000	1,650,000
Shares redeemed	—	—	(150,000)	—
Net increase in shares	5,550,000	2,250,000	8,400,000	1,650,000
1 Commencement of investment operations

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 169

STATEMENTS OF CHANGES IN NET ASSETS continued	May 31, 2015

	Guggenheim	Guggenheim
	BulletShares	BulletShares
	2023 Corporate	2024 Corporate
	Bond ETF	Bond ETF
	(BSCN)	(BSCO)
	Period from	Period from
	September 17,	September 17,
	20141 to	20141 to
	May 31, 2015	May 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$269,419	$519,054
Net realized gain on investments	852	58,090
Net change in unrealized appreciation (depreciation) on investments	32,724	(585,661)
Net increase (decrease) in net assets resulting from operations	302,995	(8,517)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(220,140)	(389,325)
Capital gains	(45)	—
Total distributions to shareholders	(220,185)	(389,325)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	18,417,806	55,801,308
Cost of shares redeemed	—	(9,231,067)
Net increase in net assets resulting from share transactions	18,417,806	46,570,241
Net increase in net assets	18,500,616	46,172,399
NET ASSETS:
Beginning of period	—	—
End of period	$18,500,616	$46,172,399
Undistributed net investment income at end of period	$49,279	$129,729
CHANGES IN SHARES OUTSTANDING:
Shares sold	900,000	2,700,000
Shares redeemed	—	(450,000)
Net increase in shares	900,000	2,250,000
1 Commencement of operations

See notes to financial statements.
170 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	May 31, 2015

	Guggenheim BulletShares 2015		Guggenheim BulletShares 2016
	High Yield Corporate Bond ETF (BSJF)		High Yield Corporate Bond ETF (BSJG)
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$32,379,368	$26,461,594	$26,009,711	$14,054,882
Net realized gain (loss) on investments	(10,138,175)	2,129,355	(18,325,747)	975,978
Net change in unrealized appreciation (depreciation) on investments	(11,320,752)	6,211,959	(1,526,077)	7,435,557
Net increase in net assets resulting from operations	10,920,441	34,802,908	6,157,887	22,466,417
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(33,439,500)	(25,110,580)	(25,249,180)	(12,575,020)
Capital gains	(3,301,460)	(4,644,440)	(799,800)	(472,600)
Total distributions to shareholders	(36,740,960)	(29,755,020)	(26,048,980)	(13,047,620)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	76,740,773	554,851,163	252,136,775	446,895,611
Cost of shares redeemed	(270,318,272)	—	(40,184,041)	—
Net increase (decrease) in net assets resulting from share transactions	(193,577,499)	554,851,163	211,952,734	446,895,611
Net increase (decrease) in net assets	(219,398,018)	559,899,051	192,061,641	456,314,408
NET ASSETS:
Beginning of year	977,406,445	417,507,394	600,324,006	144,009,598
End of year	$758,008,427	$977,406,445	$792,385,647	$600,324,006
Undistributed net investment income at end of year	$122,514	$2,966,081	$2,777,857	$2,018,012
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,900,000	20,700,000	9,500,000	16,600,000
Shares redeemed	(10,300,000)	—	(1,500,000)	—
Net increase (decrease) in shares	(7,400,000)	20,700,000	8,000,000	16,600,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 171

STATEMENTS OF CHANGES IN NET ASSETS continued	May 31, 2015

	Guggenheim BulletShares 2017		Guggenheim BulletShares 2018
	High Yield Corporate Bond ETF (BSJH)		High Yield Corporate Bond ETF (BSJI)
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$16,454,430	$7,247,470	$13,387,239	$6,893,380
Net realized gain (loss) on investments	(2,212,438)	643,975	(838,477)	944,078
Net change in unrealized appreciation (depreciation) on investments	(9,912,598)	3,315,726	(9,968,973)	2,767,673
Net increase in net assets resulting from operations	4,329,394	11,207,171	2,579,789	10,605,131
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(15,925,930)	(6,301,040)	(12,941,580)	(6,116,000)
Capital gains	(747,450)	(227,360)	(1,295,320)	(152,320)
Total distributions to shareholders	(16,673,380)	(6,528,400)	(14,236,900)	(6,268,320)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	199,768,943	271,509,985	176,230,936	166,384,906
Cost of shares redeemed	(7,790,985)	—	—	—
Net increase in net assets resulting from share transactions	191,977,958	271,509,985	176,230,936	166,384,906
Net increase in net assets	179,633,972	276,188,756	164,573,825	170,721,717
NET ASSETS:
Beginning of year	343,439,560	67,250,804	237,469,727	66,748,010
End of year	$523,073,532	$343,439,560	$402,043,552	$237,469,727
Undistributed net investment income at end of year	$1,727,429	$1,200,058	$1,124,700	$1,039,357
CHANGES IN SHARES OUTSTANDING:
Shares sold	7,500,000	10,000,000	6,700,000	6,200,000
Shares redeemed	(300,000)	—	—	—
Net increase in shares	7,200,000	10,000,000	6,700,000	6,200,000

See notes to financial statements.
172 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	May 31, 2015

	Guggenheim BulletShares 2019		Guggenheim BulletShares 2020
	High Yield Corporate Bond ETF (BSJJ)		High Yield Corporate Bond ETF (BSJK)
		Period from		Period from
		September 24,		September 24,
	Year Ended	20131 to	Year Ended	20131 to
	May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,491,791	$768,299	$2,257,539	$512,764
Net realized gain (loss) on investments	(87,064)	70,281	(207,491)	31,179
Net change in unrealized appreciation (depreciation) on investments	(2,673,627)	614,108	(840,030)	485,645
Net increase in net assets resulting from operations	1,731,100	1,452,688	1,210,018	1,029,588
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,058,830)	(561,450)	(2,066,350)	(396,410)
Capital gains	—	(780)	(44,460)	—
Total distributions to shareholders	(4,058,830)	(562,230)	(2,110,810)	(396,410)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	99,362,062	49,265,344	41,139,093	28,442,043
Net increase in net assets resulting from share transactions	99,362,062	49,265,344	41,139,093	28,442,043
Net increase in net assets	97,034,332	50,155,802	40,238,301	29,075,221
NET ASSETS:
Beginning of period	50,155,802	—	29,075,221	—
End of period	$147,190,134	$50,155,802	$69,313,522	$29,075,221
Undistributed net investment income at end of period	$709,311	$206,849	$294,809	$116,354
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,900,000	1,900,000	1,600,000	1,100,000
Net increase in shares	3,900,000	1,900,000	1,600,000	1,100,000
1 Commencement of operations

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 173

STATEMENTS OF CHANGES IN NET ASSETS continued	May 31, 2015

	Guggenheim	Guggenheim
	BulletShares 2021	BulletShares 2022
	High Yield	High Yield
	Corporate Bond ETF	Corporate Bond ETF
	(BSJL)	(BSJM)
	Period from	Period from
	September 17,	September 17,
	20141 to	20141 to
	May 31, 2015	May 31, 2015
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$477,933	$378,131
Net realized gain on investment	2,488	5,050
Net change in unrealized appreciation on investments	89,935	52,750
Net increase in net assets resulting from operations	570,356	435,931
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(386,410)	(313,370)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	19,888,583	15,007,487
Net increase in net assets resulting from share transactions	19,888,583	15,007,487
Net increase in net assets	20,072,529	15,130,048
NET ASSETS:
Beginning of period	—	—
End of period	$20,072,529	$15,130,048
Undistributed net investment income at end of period	$91,646	$64,761
CHANGES IN SHARES OUTSTANDING:
Shares sold	800,000	600,000
Net increase in shares	800,000	600,000
1 Commencement of operations

See notes to financial statements.
174 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	May 31, 2015

	Guggenheim Enhanced Short		Guggenheim S&P Global Dividend
	Duration ETF (GSY)		Opportunities Index ETF (LVL)
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,003,165	$5,435,210	$4,602,108	$5,228,774
Net realized loss on investments	(1,477,812)	(68,450)	(4,378,175)	(3,604,802)
Net change in unrealized appreciation (depreciation) on investments	(646,949)	1,013,843	(11,835,555)	10,888,592
Net increase (decrease) in net assets resulting from operations	4,878,404	6,380,603	(11,611,622)	12,512,564
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,771,580)	(4,685,300)	(5,097,168)	(5,642,320)
Capital gains	—	(223,860)	—	—
Total distributions to shareholders	(7,771,580)	(4,909,160)	(5,097,168)	(5,642,320)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	170,352,554	517,032,537	29,212,300	24,981,353
Cost of shares redeemed	(435,804,947)	(135,618,343)	(35,985,729)	(1,104,964)
Net increase (decrease) in net assets resulting from share transactions	(265,452,393)	381,414,194	(6,773,429)	23,876,389
Net increase (decrease) in net assets	(268,345,569)	382,885,637	(23,482,219)	30,746,633
NET ASSETS:
Beginning of year	709,258,163	326,372,526	99,773,868	69,027,235
End of year	$440,912,594	$709,258,163	$76,291,649	$99,773,868
Undistributed net investment income at end of year	$794,926	$1,326,201	$780,957	$1,372,723
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,400,000	10,300,000	2,080,000	1,920,000
Shares redeemed	(8,700,000)	(2,700,000)	(2,720,000)	(80,000)
Net increase (decrease) in shares	(5,300,000)	7,600,000	(640,000)	1,840,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 175

FINANCIAL HIGHLIGHTS	May 31, 2015

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
	May 31, 2015	May 31, 2014		May 31, 2013	May 31, 2012	May 31, 2011(a)
Per Share Data:
Net asset value, beginning of period	$21.84	$21.80		$21.35	$21.23	$20.14
Income from investment operations:
Net investment income(b)	0.17	0.24		0.39	0.51	0.56
Net gain (loss) on investments (realized and unrealized)	(0.11)	0.05		0.48	0.11	1.00
Total from investment operations	0.06	0.29		0.87	0.62	1.56
Less distributions from:
Net investment income	(0.17)	(0.25)		(0.40)	(0.50)	(0.47)
Capital gains	(0.01)	(0.00	)(e)	(0.02)	—	—
Total distributions to shareholders	(0.18)	(0.25)		(0.42)	(0.50)	(0.47)
Net asset value, end of period	$21.72	$21.84		$21.80	$21.35	$21.23
Market value, end of period	$21.66	$21.90		$21.86	$21.39	$21.37
Total Return(c)
Net asset value	0.29%	1.34%		4.10%	2.99%	7.81%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$462,648	$573,310		$248,488	$121,717	$35,037
Ratio to average net assets of:
Net investment income	0.77%	1.11%		1.81%	2.42%	2.77%
Total expenses	0.24%	0.25%		0.24%	0.24%	0.24%
Portfolio turnover rate(d)	3%	3%		3%	1%	3%

(a)	Since commencement of operations: June 7, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.

See notes to financial statements.
176 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2015

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011(a)
Per Share Data:
Net asset value, beginning of period	$22.35	$22.21	$21.66	$21.38	$20.13
Income from investment operations:
Net investment income(b)	0.25	0.31	0.46	0.58	0.66
Net gain (loss) on investments (realized and unrealized)	(0.13)	0.15	0.58	0.28	1.16
Total from investment operations	0.12	0.46	1.04	0.86	1.82
Less distributions from:
Net investment income	(0.25)	(0.31)	(0.47)	(0.58)	(0.57)
Capital gains	(0.02)	(0.01)	(0.02)	—	—
Total distributions to shareholders	(0.27)	(0.32)	(0.49)	(0.58)	(0.57)
Net asset value, end of period	$22.20	$22.35	$22.21	$21.66	$21.38
Market value, end of period	$22.22	$22.40	$22.28	$21.70	$21.48
Total Return(c)
Net asset value	0.54%	2.07%	4.82%	4.10%	9.12%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$645,965	$623,462	$233,176	$116,979	$28,857
Ratio to average net assets of:
Net investment income	1.14%	1.38%	2.07%	2.72%	3.24%
Total expenses	0.24%	0.25%	0.24%	0.24%	0.24%
Portfolio turnover rate(d)	17%	3%	4%	5%	4%

(a)	Since commencement of operations: June 7, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 177

FINANCIAL HIGHLIGHTS continued	May 31, 2015

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011(a)
Per Share Data:
Net asset value, beginning of period	$22.88	$22.66	$21.90	$21.59	$20.19
Income from investment operations:
Net investment income(b)	0.34	0.41	0.52	0.70	0.75
Net gain (loss) on investments (realized and unrealized)	(0.09)	0.23	0.78	0.30	1.30
Total from investment operations	0.25	0.64	1.30	1.00	2.05
Less distributions from:
Net investment income	(0.34)	(0.41)	(0.52)	(0.69)	(0.65)
Capital gains	(0.01)	(0.01)	(0.02)	—	—
Total distributions to shareholders	(0.35)	(0.42)	(0.54)	(0.69)	(0.65)
Net asset value, end of period	$22.78	$22.88	$22.66	$21.90	$21.59
Market value, end of period	$22.78	$22.95	$22.71	$21.93	$21.62
Total Return(c)
Net asset value	1.14%	2.85%	5.98%	4.76%	10.30%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$796,102	$624,571	$261,758	$114,965	$29,145
Ratio to average net assets of:
Net investment income	1.52%	1.82%	2.28%	3.24%	3.62%
Total expenses	0.24%	0.25%	0.24%	0.24%	0.24%
Portfolio turnover rate(d)	8%	1%	3%	3%	3%

(a)	Since commencement of operations: June 7, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
178 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2015

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Year Ended		Year Ended	Period Ended
	May 31, 2015	May 31, 2014		May 31, 2013	May 31, 2012(a)
Per Share Data:
Net asset value, beginning of period	$21.25	$20.98		$20.04	$19.98
Income from investment operations:
Net investment income(b)	0.37	0.38		0.40	0.09
Net gain (loss) on investments (realized and unrealized)	0.02	0.25		0.94	(0.00	)(e)
Total from investment operations	0.39	0.63		1.34	0.09
Less distributions from:
Net investment income	(0.36)	(0.36)		(0.40)	(0.03)
Capital gains	(0.01)	(0.00	)(e)	—	—
Total distributions to shareholders	(0.37)	(0.36)		(0.40)	(0.03)
Net asset value, end of period	$21.27	$21.25		$20.98	$20.04
Market value, end of period	$21.32	$21.30		$21.04	$20.13
Total Return(c)
Net asset value	1.88%	3.04%		6.73%	0.44%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$558,209	$347,460		$91,264	$6,011
Ratio to average net assets of:
Net investment income	1.75%	1.85%		1.90%	2.53%
Total expenses	0.24%	0.25%		0.24%	0.24%
Portfolio turnover rate(d)	5%	1%		5%	2%

(a)	Since commencement of operations: March 28, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 179

FINANCIAL HIGHLIGHTS continued	May 31, 2015

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended		Period Ended
	May 31, 2015	May 31, 2014	May 31, 2013		May 31, 2012(a)
Per Share Data:
Net asset value, beginning of period	$21.15	$20.94	$20.27		$19.97
Income from investment operations:
Net investment income(b)	0.44	0.45	0.47		0.10
Net gain on investments (realized and unrealized)	0.03	0.19	0.70		0.24
Total from investment operations	0.47	0.64	1.17		0.34
Less distributions from:
Net investment income	(0.43)	(0.42)	(0.50)		(0.04)
Capital gains	(0.01)	(0.01)	(0.00	)(e)	—
Total distributions to shareholders	(0.44)	(0.43)	(0.50)		(0.04)
Net asset value, end of period	$21.18	$21.15	$20.94		$20.27
Market value, end of period	$21.21	$21.18	$20.98		$20.14
Total Return(c)
Net asset value	2.27%	3.13%	5.85%		1.71%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$343,078	$149,092	$56,529		$9,119
Ratio to average net assets of:
Net investment income	2.11%	2.19%	2.26%		2.88%
Total expenses	0.24%	0.25%	0.24%		0.24%
Portfolio turnover rate(d)	5%	1%	4%		0%

(a)	Since commencement of operations: March 28, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.

See notes to financial statements.
180 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2015

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Year Ended		Year Ended	Period Ended
	May 31, 2015	May 31, 2014		May 31, 2013	May 31, 2012(a)
Per Share Data:
Net asset value, beginning of period	$21.23	$20.94		$20.33	$19.99
Income from investment operations:
Net investment income(b)	0.55	0.57		0.59	0.11
Net gain on investments (realized and unrealized)	0.13	0.25		0.66	0.28
Total from investment operations	0.68	0.82		1.25	0.39
Less distributions from:
Net investment income	(0.53)	(0.53)		(0.60)	(0.05)
Capital gains	—	(0.00	)(e)	(0.04)	—
Total distributions to shareholders	(0.53)	(0.53)		(0.64)	(0.05)
Net asset value, end of period	$21.38	$21.23		$20.94	$20.33
Market value, end of period	$21.44	$21.23		$20.89	$20.32
Total Return(c)
Net asset value	3.28%	4.02%		6.16%	1.93%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$311,088	$121,032		$47,123	$9,148
Ratio to average net assets of:
Net investment income	2.60%	2.75%		2.83%	3.06%
Total expenses	0.24%	0.25%		0.24%	0.24%
Portfolio turnover rate(d)	4%	1%		5%	0%

(a)	Since commencement of operations: March 28, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 181

FINANCIAL HIGHLIGHTS continued	May 31, 2015

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Period Ended
	May 31, 2015	May 31, 2014(a)
Per Share Data:
Net asset value, beginning of period	$20.95	$19.96
Income from investment operations:
Net investment income(b)	0.59	0.56
Net gain on investments (realized and unrealized)	0.15	0.90
Total from investment operations	0.74	1.46
Less distributions from:
Net investment income	(0.58)	(0.47)
Total distributions to shareholders	(0.58)	(0.47)
Net asset value, end of period	$21.11	$20.95
Market value, end of period	$21.18	$20.96
Total Return(c)
Net asset value	3.61%	7.43%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$164,676	$47,148
Ratio to average net assets of:
Net investment income	2.84%	3.14%
Total expenses	0.24%	0.24%
Portfolio turnover rate(d)	3%	4%

(a)	Since commencement of operations: July 17, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
182 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2015

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended		Period Ended
	May 31, 2015		May 31, 2014(a)
Per Share Data:
Net asset value, beginning of period	$20.86		$19.99
Income from investment operations:
Net investment income(b)	0.62		0.60
Net gain on investments (realized and unrealized)	0.14		0.77
Total from investment operations	0.76		1.37
Less distributions from:
Net investment income	(0.59)		(0.50)
Capital gains	(0.00	)(e)	—
Total distributions to shareholders	(0.59)		(0.50)
Net asset value, end of period	$21.03		$20.86
Market value, end of period	$21.05		$20.89
Total Return(c)
Net asset value	3.75%		7.15%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$211,352		$34,411
Ratio to average net assets of:
Net investment income	2.99%		3.39%
Total expenses	0.24%		0.25%
Portfolio turnover rate(d)	2%		1%

(a)	Since commencement of operations: July 17, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 183

FINANCIAL HIGHLIGHTS continued	May 31, 2015

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	May 31, 2015(a)
Per Share Data:
Net asset value, beginning of period	$20.00
Income from investment operations:
Net investment income(b)	0.44
Net gain on investments (realized and unrealized)	0.46
Total from investment operations	0.90
Less distributions from:
Net investment income	(0.34)
Capital gains	(0.00	)(e)
Total distributions to shareholders	(0.34)
Net asset value, end of period	$20.56
Market value, end of period	$20.58
Total Return(c)
Net asset value	4.50%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$18,501
Ratio to average net assets of:
Net investment income	3.03%
Total expenses	0.24%
Portfolio turnover rate(d)	1%

(a)	Since commencement of operations: September 17, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.

See notes to financial statements.
184 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2015

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

Period Ended
May 31, 2015(a)
Per Share Data:
Net asset value, beginning of period	$19.98
Income from investment operations:
Net investment income(b)	0.45
Net gain on investments (realized and unrealized)	0.44
Total from investment operations	0.89
Less distributions from:
Net investment income	(0.35)
Total distributions to shareholders	(0.35)
Net asset value, end of period	$20.52
Market value, end of period	$20.51
Total Return(c)
Net asset value	4.37%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$46,172
Ratio to average net assets of:
Net investment income	3.12%
Total expenses	0.24%
Portfolio turnover rate(d)	8%

(a)	Since commencement of operations: September 17, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 185

FINANCIAL HIGHLIGHTS continued	May 31, 2015

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011(a)
Per Share Data:
Net asset value, beginning of period	$26.93	$26.76	$25.41	$25.73	$25.21
Income from investment operations:
Net investment income(b)	0.90	1.04	1.37	1.48	0.47
Net gain (loss) on investments (realized and unrealized)	(0.59)	0.33	1.35	(0.46)	0.35
Total from investment operations	0.31	1.37	2.72	1.02	0.82
Less distributions from:
Net investment income	(0.92)	(1.03)	(1.36)	(1.34)	(0.30)
Capital gains	(0.09)	(0.17)	(0.01)	—	—
Total distributions to shareholders	(1.01)	(1.20)	(1.37)	(1.34)	(0.30)
Net asset value, end of period	$26.23	$26.93	$26.76	$25.41	$25.73
Market value, end of period	$26.15	$26.99	$26.81	$25.48	$25.86
Total Return(c)
Net asset value	1.17%	5.27%	10.96%	4.18%	3.28%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$758,008	$977,406	$417,507	$195,681	$12,864
Ratio to average net assets of:
Net investment income	3.39%	3.90%	5.18%	5.89%	5.40%
Total expenses	0.43%	0.44%	0.42%	0.42%	0.42%
Portfolio turnover rate(d)	51%	26%	61%	70%	14%

(a)	Since commencement of operations: January 25, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
186 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2015

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012(a)
Per Share Data:
Net asset value, beginning of period	$27.29	$26.67	$24.83	$24.99
Income from investment operations:
Net investment income(b)	1.01	1.10	1.30	0.12
Net gain (loss) on investments (realized and unrealized)	(0.86)	0.59	1.73	(0.28)
Total from investment operations	0.15	1.69	3.03	(0.16)
Less distributions from:
Net investment income	(1.00)	(1.04)	(1.19)	—
Capital gains	(0.03)	(0.03)	—	—
Total distributions to shareholders	(1.03)	(1.07)	(1.19)	—
Net asset value, end of period	$26.41	$27.29	$26.67	$24.83
Market value, end of period	$26.44	$27.36	$26.73	$24.90
Total Return(c)
Net asset value	0.60%	6.50%	12.47%	-0.64%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$792,386	$600,324	$144,010	$7,448
Ratio to average net assets of:
Net investment income	3.81%	4.09%	4.98%	4.82%
Total expenses	0.43%	0.44%	0.42%	0.42%
Portfolio turnover rate(d)	40%	30%	32%	7%

(a)	Since commencement of operations: April 25, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 187

FINANCIAL HIGHLIGHTS continued	May 31, 2015

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012(a)
Per Share Data:
Net asset value, beginning of period	$27.48	$26.90	$24.91	$24.94
Income from investment operations:
Net investment income(b)	1.09	1.16	1.26	0.12
Net gain (loss) on investments (realized and unrealized)	(0.89)	0.55	1.91	(0.15)
Total from investment operations	0.20	1.71	3.17	(0.03)
Less distributions from:
Net investment income	(1.08)	(1.09)	(1.18)	—
Capital gains	(0.05)	(0.04)	—	—
Total distributions to shareholders	(1.13)	(1.13)	(1.18)	—
Net asset value, end of period	$26.55	$27.48	$26.90	$24.91
Market value, end of period	$26.59	$27.55	$26.88	$25.02
Total Return(c)
Net asset value	0.78%	6.54%	12.97%	-0.12%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$523,074	$343,440	$67,251	$7,474
Ratio to average net assets of:
Net investment income	4.11%	4.29%	4.80%	5.00%
Total expenses	0.43%	0.43%	0.42%	0.42%
Portfolio turnover rate(d)	20%	20%	38%	5%
(a)	Since commencement of operations: April 25, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
188 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2015

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended		Period Ended
	May 31, 2015	May 31, 2014	May 31, 2013		May 31, 2012(a)
Per Share Data:
Net asset value, beginning of period	$27.30	$26.70	$24.62		$24.97
Income from investment operations:
Net investment income(b)	1.20	1.27	1.49		0.13
Net gain (loss) on investments (realized and unrealized)	(1.08)	0.55	1.93		(0.48)
Total from investment operations	0.12	1.82	3.42		(0.35)
Less distributions from:
Net investment income	(1.19)	(1.19)	(1.34)		—
Capital gains	(0.12)	(0.03)	(0.00	)(e)	—
Total distributions to shareholders	(1.31)	(1.22)	(1.34)		—
Net asset value, end of period	$26.11	$27.30	$26.70		$24.62
Market value, end of period	$26.16	$27.38	$26.76		$24.73
Total Return(c)
Net asset value	0.51%	7.01%	14.20%		-1.40%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$402,044	$237,470	$66,748		$4,923
Ratio to average net assets of:
Net investment income	4.55%	4.75%	5.71%		5.30%
Total expenses	0.43%	0.44%	0.42%		0.42%
Portfolio turnover rate(d)	28%	59%	37%		4%

(a)	Since commencement of operations: April 25, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 189

FINANCIAL HIGHLIGHTS continued	May 31, 2015

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Period Ended
	May 31, 2015	May 31, 2014(a)
Per Share Data:
Net asset value, beginning of period	$26.40	$25.03
Income from investment operations:
Net investment income(b)	1.23	0.82
Net gain (loss) on investments (realized and unrealized)	(1.10)	1.12
Total from investment operations	0.13	1.94
Less distributions from:
Net investment income	(1.15)	(0.57)
Capital Gains	—	(0.00	)(e)
Total distributions to shareholders	(1.15)	(0.57)
Net asset value, end of period	$25.38	$26.40
Market value, end of period	$25.43	$26.46
Total Return(c)
Net asset value	0.55%	7.80%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$147,190	$50,156
Ratio to average net assets of:
Net investment income	4.86%	4.64%
Total expenses	0.43%	0.43%
Portfolio turnover rate(d)	30%	38%

(a)	Since commencement of operations: September 24, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.

See notes to financial statements.
190 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2015

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Period Ended
	May 31, 2015	May 31, 2014(a)
Per Share Data:
Net asset value, beginning of period	$26.43	$25.03
Income from investment operations:
Net investment income(b)	1.27	0.82
Net gain (loss) gain on investments (realized and unrealized)	(0.82)	1.19
Total from investment operations	0.45	2.01
Less distributions from:
Net investment income	(1.19)	(0.61)
Capital gains	(0.02)	—
Total distributions to shareholders	(1.21)	(0.61)
Net asset value, end of period	$25.67	$26.43
Market value, end of period	$25.75	$26.49
Total Return(c)
Net asset value	1.82%	8.09%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$69,314	$29,075
Ratio to average net assets of:
Net investment income	4.98%	4.66%
Total expenses	0.43%	0.43%
Portfolio turnover rate(d)	22%	22%

(a)	Since commencement of operations: September 24, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 191

FINANCIAL HIGHLIGHTS continued	May 31, 2015

BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

Period Ended
May 31, 2015(a)
Per Share Data:
Net asset value, beginning of period	$25.00
Income from investment operations:
Net investment income(b)	0.86
Net loss on investments (realized and unrealized)	(0.09)
Total from investment operations	0.77
Less distributions from:
Net investment income	(0.68)
Total distributions to shareholders	(0.68)
Net asset value, end of period	$25.09
Market value, end of period	$25.15
Total Return(c)
Net asset value	3.15%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$20,073
Ratio to average net assets of:
Net investment income	4.93%
Total expenses	0.43%
Portfolio turnover rate(d)	3%

(a)	Since commencement of operations: September 17, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
192 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2015

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

Period Ended
May 31, 2015(a)
Per Share Data:
Net asset value, beginning of period	$25.04
Income from investment operations:
Net investment income(b)	0.86
Net income on investments (realized and unrealized)	0.02
Total from investment operations	0.88
Less distributions from:
Net investment income	(0.70)
Total distributions to shareholders	(0.70)
Net asset value, end of period	$25.22
Market value, end of period	$25.17
Total Return(c)
Net asset value	3.77%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$15,130
Ratio to average net assets of:
Net investment income	4.92%
Total expenses	0.43%
Portfolio turnover rate(d)	6%

(a)	Since commencement of operations: September 17, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
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FINANCIAL HIGHLIGHTS continued	May 31, 2015

GSY Guggenheim Enhanced Short Duration ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011
Per Share Data:
Net asset value, beginning of period	$50.30	$50.21	$49.92	$49.83	$49.80
Income from investment operations:
Net investment income(a)	0.63	0.54	0.57	0.22	0.02
Net gain (loss) on investments (realized and unrealized)	(0.12)	0.06	0.24	0.07	0.02
Total from investment operations	0.51	0.60	0.81	0.29	0.04
Less distributions from:
Net investment income	(0.71)	(0.49)	(0.48)	(0.19)	(0.01)
Capital gains	—	(0.02)	(0.04)	(0.01)	—
Total distributions to shareholders	(0.71)	(0.51)	(0.52)	(0.20)	(0.01)
Net asset value, end of period	$50.10	$50.30	$50.21	$49.92	$49.83
Market value, end of period	$50.11	$50.27	$50.24	$49.95	$49.79
Total Return(b)
Net asset value	1.01%	1.22%	1.63%	0.59%	0.07%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$440,913	$709,258	$326,373	$159,732	$19,933
Ratio to average net assets of:
Net investment income	1.25%	1.09%	1.14%	0.45%	0.03%
Total expenses	0.25%	0.29%	0.30%	0.56%	2.08%
Net expenses	0.25%	0.27%	0.26%	0.26%	0.27%
Portfolio turnover rate(c)	44%	30%	83%	7%	0%

(a)	Based on average shares outstanding.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
194 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2015

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011
Per Share Data:
Net asset value, beginning of period	$14.01	$13.07	$12.11	$16.00	$13.19
Income from investment operations:
Net investment income(a)	0.65	0.80	1.07	1.04	0.91
Net gain (loss) on investments (realized and unrealized)	(2.18)	1.03	0.86	(4.23)	2.76
Total from investment operations	(1.53)	1.83	1.93	(3.19)	3.67
Less distributions from:
Net investment income	(0.71)	(0.89)	(0.97)	(0.70)	(0.86)
Total distributions to shareholders	(0.71)	(0.89)	(0.97)	(0.70)	(0.86)
Net asset value, end of period	$11.77	$14.01	$13.07	$12.11	$16.00
Market value, end of period	$11.76	$14.08	$13.02	$12.10	$16.15
Total Return(b)
Net asset value	-11.23%	14.89%	16.33%	-20.43%	28.89%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$76,292	$99,774	$69,027	$51,360	$38,391
Ratio to average net assets of:
Net investment income	5.16%	6.14%	8.28%	7.63%	6.14%
Total expenses	0.74%	0.75%	0.92%	1.05%	1.44%
Net expenses	0.65%	0.66%	0.65%	0.65%	0.65%
Portfolio turnover rate(c)	74%	94%	55%	91%	51%

(a)	Based on average shares outstanding.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 195

NOTES TO FINANCIAL STATEMENTS	May 31, 2015

Note 1 – Organization:
Claymore Exchange-Traded Fund Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end, management investment company that was organized as a Delaware statutory trust on May 24, 2006.

The following 20 portfolios have an annual reporting year ended on May 31, 2015:

Guggenheim BulletShares 2015 Corporate Bond ETF
Guggenheim BulletShares 2016 Corporate Bond ETF
Guggenheim BulletShares 2017 Corporate Bond ETF
Guggenheim BulletShares 2018 Corporate Bond ETF
Guggenheim BulletShares 2019 Corporate Bond ETF
Guggenheim BulletShares 2020 Corporate Bond ETF
Guggenheim BulletShares 2021 Corporate Bond ETF
Guggenheim BulletShares 2022 Corporate Bond ETF
Guggenheim BulletShares 2023 Corporate Bond ETF
Guggenheim BulletShares 2024 Corporate Bond ETF
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
Guggenheim Enhanced Short Duration ETF
Guggenheim S&P Global Dividend Opportunities Index ETF

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”). Each Fund’s shares are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). The Funds’ market prices may differ to some degree from the net asset value (“NAV”) of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to correspond generally to the performance, before fees and expenses, of the following market indices:

Fund	Index
Guggenheim BulletShares
2015 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2015 Index
Guggenheim BulletShares
2016 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2016 Index
Guggenheim BulletShares
2017 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2017 Index
Guggenheim BulletShares
2018 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2018 Index
Guggenheim BulletShares
2019 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2019 Index
Guggenheim BulletShares
2020 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2020 Index

Fund	Index
Guggenheim BulletShares
2021 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2021 Index
Guggenheim BulletShares
2022 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2022 Index
Guggenheim BulletShares
2023 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2023 Index
Guggenheim BulletShares
2024 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2024 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2015 High Yield Corporate Bond ETF	Corporate Bond 2015 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2016 High Yield Corporate Bond ETF	Corporate Bond 2016 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2017 High Yield Corporate Bond ETF	Corporate Bond 2017 Index
Guggenheim BulletShares 2018	NASDAQ BulletShares® USD High Yield
High Yield Corporate Bond ETF	Corporate Bond 2018 Index
Guggenheim BulletShares 2019	NASDAQ BulletShares® USD High Yield
High Yield Corporate Bond ETF	Corporate Bond 2019 Index
Guggenheim BulletShares 2020	NASDAQ BulletShares® USD High Yield
High Yield Corporate Bond ETF	Corporate Bond 2020 Index
Guggenheim BulletShares 2021	NASDAQ BulletShares® USD High Yield
High Yield Corporate Bond ETF	Corporate Bond 2021 Index
Guggenheim BulletShares 2022	NASDAQ BulletShares® USD High Yield
High Yield Corporate Bond ETF	Corporate Bond 2022 Index
Guggenheim S&P Global Dividend
Opportunities Index ETF	S&P Global Dividend Opportunities Index

Guggenheim Enhanced Short Duration ETF is an actively managed ETF and therefore does not track an index.

Note 2 – Accounting Policies:
The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Funds.

(a) Valuation of Investments
The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

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NOTES TO FINANCIAL STATEMENTS continued	May 31, 2015

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular security or such valuation is deemed unreliable, such security is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. Eastern time on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term securities with remaining maturities of 60 days or less valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Eastern time. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on investments are determined on the identified cost basis. Paydown gains and losses on mortgage and asset-backed securities are treated as an adjustment to interest income. For the year ended May 31, 2015, Guggenheim Enhanced Short Duration ETF recognized an increase of interest income and a decrease of realized gain of $353,650. These reclassifications are reflected on the Statement of Operations and had no effect on the net asset values of the Fund. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Interest income, including the amortization of premiums and accretion of discount, is accrued daily.

The Funds record the character of dividends received from master limited partnerships (“MLPs”) based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.

Real Estate Investment Trust (“REIT”) distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund’s characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.

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NOTES TO FINANCIAL STATEMENTS continued	May 31, 2015

(c) Currency Translations
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and ask price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the mean of the bid and ask price of respective exchange rates on the date of the transaction.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Foreign exchange realized gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Funds’ accounting records on the date of receipt, if any, are included as net realized gains or losses on foreign currency transactions in the Funds’ Statement of Operations.

Foreign exchange unrealized gain or loss on assets and liabilities, other than investments, if any, are included in the net change in unrealized appreciation (depreciation) on foreign currency translations in the Funds’ Statement of Operations.

(d) Distributions
The Funds intend to pay substantially all of their net investment income to shareholders. Distribution frequency is as follows:

Fund	Frequency
Guggenheim BulletShares 2015 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2016 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2017 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2018 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2019 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2020 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2021 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2022 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2023 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2024 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	Monthly
Guggenheim Enhanced Short Duration ETF	Monthly
Guggenheim S&P Global Dividend Opportunities Index ETF	Quarterly

In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e) Securities Lending
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. The securities lending income earned by the Funds is disclosed on the Statement of Operations.

	Value of
	Securities	Cash	Non-Cash	Total
	Loaned	Collateral	Collateral	Collateral
Guggenheim BulletShares
2015 Corporate
Bond ETF	$7,188,349	$7,360,650	$—	$7,360,650
Guggenheim BulletShares
2016 Corporate
Bond ETF	2,368,939	2,421,970	—	2,421,970
Guggenheim BulletShares
2017 Corporate
Bond ETF	1,257,907	1,286,470	—	1,286,470
Guggenheim BulletShares
2018 Corporate
Bond ETF	2,493,056	2,563,580	—	2,563,580
Guggenheim BulletShares
2019 Corporate
Bond ETF	2,962,509	3,036,000	—	3,036,000
Guggenheim BulletShares
2020 Corporate
Bond ETF	2,396,005	2,453,200	—	2,453,200

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NOTES TO FINANCIAL STATEMENTS continued	May 31, 2015

	Value of
	Securities	Cash	Non-Cash	Total
	Loaned	Collateral	Collateral	Collateral
Guggenheim BulletShares
2021 Corporate
Bond ETF	$571,633	$586,080	$—	$586,080
Guggenheim BulletShares
2022 Corporate
Bond ETF	1,521,884	628,572	927,142	1,555,714
Guggenheim BulletShares
2024 Corporate
Bond ETF	497,622	509,536	—	509,536
Guggenheim BulletShares
2015 High Yield
Corporate Bond ETF	11,560,863	5,791,050	6,030,444	11,821,494
Guggenheim BulletShares
2016 High Yield
Corporate Bond ETF	15,915,056	16,272,639	—	16,272,639
Guggenheim BulletShares
2017 High Yield
Corporate Bond ETF	18,428,806	17,022,892	1,867,012	18,889,904
Guggenheim BulletShares
2018 High Yield
Corporate Bond ETF	17,268,294	15,663,759	1,997,023	17,660,782
Guggenheim BulletShares
2019 High Yield
Corporate Bond ETF	4,594,045	4,712,574	—	4,712,574
Guggenheim BulletShares
2020 High Yield
Corporate Bond ETF	2,054,415	2,105,996	—	2,105,996
Guggenheim BulletShares
2021 High Yield
Corporate Bond ETF	186,422	192,000	—	192,000
Guggenheim Enhanced
Short Duration ETF	297,013	305,290	—	305,290
Guggenheim S&P Global
Dividend Opportunities
Index ETF	20,452,613	21,724,400	—	21,724,400

(f) Restricted Cash
A portion of the cash held by Guggenheim Enhanced Short Duration ETF relates to collateral received by the Fund for repurchase agreements. This amount is presented on the Statement of Assets and Liabilities as Restricted cash.

Note 3 – Investment Advisory Agreement, Sub-Advisory Agreement and Other Agreements:
Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of each Fund, and GFIA, the Investment Adviser manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board.

Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser an advisory fee. The advisory fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim Enhanced Short Duration ETF	0.20%
Guggenheim S&P Global Dividend Opportunities Index ETF	0.50%

Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser a unitary management fee for the services and facilities it provides. The unitary management fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim BulletShares 2015 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2016 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2017 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2018 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2019 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2020 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2021 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2022 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2023 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2024 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	0.42%

Out of the unitary management fee, the Investment Adviser pays substantially all the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, interest and fees associated with the line of credit (see Note 11) and other extraordinary expenses.

Effective December 1, 2014, the Investment Adviser and Guggenheim Partners Investment Management, LLC (“GPIM”) entered into a sub-advisory agreement to add GPIM as the investment sub-adviser to Guggenheim Enhanced Short Duration ETF (“GSY”). Pursuant to the sub-advisory agreement, the Investment Adviser pays GPIM on a monthly basis 50% of the net advisory fees the Investment Adviser receives from GSY.

Rydex Fund Services, LLC (“RFS”), an affiliate of the Investment Adviser, provides fund administration services to the Funds. As compensation for these services RFS receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund:

Net Assets	Rate
First $200,000,000	0.0275%
Next $300,000,000	0.0200%
Next $500,000,000	0.0150%
Over $1,000,000,000	0.0100%

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NOTES TO FINANCIAL STATEMENTS continued	May 31, 2015

For the year ended May 31, 2015, the following Funds recognized Fund Administration expenses as follows:

Fund	Fund Administration Expense
Guggenheim Enhanced Short Duration ETF	$ 122,630
Guggenheim S&P Global Dividend Opportunities Index ETF	24,520

Due to their unitary fee structure, Guggenheim BulletShares 2015
Corporate Bond ETF, Guggenheim BulletShares 2016 Corporate Bond ETF,
Guggenheim BulletShares 2017 Corporate Bond ETF, Guggenheim
BulletShares 2018 Corporate Bond ETF, Guggenheim BulletShares 2019
Corporate Bond ETF, Guggenheim BulletShares 2020 Corporate Bond ETF,
Guggenheim BulletShares 2021 Corporate Bond ETF, Guggenheim
BulletShares 2022 Corporate Bond ETF, Guggenheim BulletShares 2023
Corporate Bond ETF, Guggenheim BulletShares 2024 Corporate Bond ETF,
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF,
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF,
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF,
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF,
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF,
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF,
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF and
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF, do not
charge a separate Fund Administration Fee.

The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian, accounting agent, transfer agent and securities lending agent. As custodian, BNY is responsible for the custody of the Funds’ assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds. As securities lending agent, BNY is responsible for executing the lending of portfolio securities to creditworthy borrowers.

The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund, not including the Guggenheim Enhanced Short Duration ETF and Guggenheim S&P Global Dividend Opportunities Index ETF, (excluding interest expense, a portion of the Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business), from exceeding the following percentages of average net assets per year, at least until December 31, 2017.

Fund	Rate
Guggenheim Enhanced Short Duration ETF	0.27%
Guggenheim S&P Global Dividend Opportunities Index ETF	0.60%

For the year ended May 31, 2015, the Investment Adviser waived Advisory Fees as follows:

Fund	Advisory Fees Waived
Guggenheim S&P Global Dividend Opportunities Index ETF	$ 81,856

Amounts owed to each Fund from the Investment Adviser are shown in the Statement of Assets and Liabilities. This receivable is settled on a periodic basis.

Certain officers and trustees of the Trust may also be officers, directors and/or employees of the Investment Adviser. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of the Investment Adviser.

Licensing Fee Agreements:
The Investment Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Guggenheim BulletShares 2015 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2016 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2017 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2018 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2019 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2020 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2021 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2022 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2023 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2024 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2015 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2016 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2017 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2018 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2019 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2020 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2021 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2022 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim S&P Global Dividend Opportunities Index ETF	Standard & Poor’s

The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap for the Funds without a unitary management fee.

Effective February 19, 2015, Guggenheim Partners Investment Management Holdings, LLC, the indirect parent entity of the Investment Adviser, purchased Accretive Asset Management, LLC. Accordingly, Accretive Asset Management, LLC is affiliated with the Investment Adviser.

Note 4 – Fair Value Measurement:
In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for

200 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2015

the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2015:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total
Assets
Guggenheim BulletShares 2015 Corporate Bond ETF
Corporate Bonds	$—	$448,408,606	$—	$448,408,606
Securities Lending Collateral	7,360,650	—	—	7,360,650
Guggenheim BulletShares 2016 Corporate Bond ETF
Corporate Bonds	—	640,107,135	—	640,107,135
Securities Lending Collateral	2,421,970	—	—	2,421,970
Guggenheim BulletShares 2017 Corporate Bond ETF
Corporate Bonds	—	789,069,638	—	789,069,638
Securities Lending Collateral	1,286,470	—	—	1,286,470
Guggenheim BulletShares 2018 Corporate Bond ETF
Corporate Bonds	—	552,751,029	—	552,751,029
Securities Lending Collateral	2,563,580	—	—	2,563,580
Guggenheim BulletShares 2019 Corporate Bond ETF
Corporate Bonds	—	338,946,936	—	338,946,936
Securities Lending Collateral	3,036,000	—	—	3,036,000
Guggenheim BulletShares 2020 Corporate Bond ETF
Corporate Bonds	—	307,130,480	—	307,130,480
Securities Lending Collateral	2,453,200	—	—	2,453,200
Guggenheim BulletShares 2021 Corporate Bond ETF
Corporate Bonds	—	162,635,006	—	162,635,006
Securities Lending Collateral	586,080	—	—	586,080
Guggenheim BulletShares 2022 Corporate Bond ETF
Corporate Bonds	—	209,214,257	—	209,214,257
Securities Lending Collateral	628,572	—	—	628,572
Guggenheim BulletShares 2023 Corporate Bond ETF
Corporate Bonds	—	18,216,765	—	18,216,765
Guggenheim BulletShares 2024 Corporate Bond ETF
Corporate Bonds	—	45,412,120	—	45,412,120
Securities Lending Collateral	509,536	—	—	509,536
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Corporate Bonds	—	508,556,957	—	508,556,957
U.S. Government Securities	—	193,960,961	—	193,960,961
Securities Lending Collateral	5,791,050	—	—	5,791,050
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
Corporate Bonds	—	772,438,210	—	772,438,210
Securities Lending Collateral	16,272,639	—	—	16,272,639
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Corporate Bonds	—	511,193,616	—	511,193,616
Securities Lending Collateral	17,022,892	—	—	17,022,892

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NOTES TO FINANCIAL STATEMENTS continued	May 31, 2015

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Corporate Bonds	$—	$390,333,550	$—	$390,333,550
Preferred Stock	—	145,650	—	145,650
Common Stock	—	67,283	—	67,283
Securities Lending Collateral	15,663,759	—	—	15,663,759
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
Corporate Bonds	—	141,928,852	—	141,928,852
Securities Lending Collateral	4,712,574	—	—	4,712,574
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
Corporate Bonds	—	67,181,316	—	67,181,316
Securities Lending Collateral	2,105,996	—	—	2,105,996
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
Corporate Bonds	—	19,367,321	—	19,367,321
Securities Lending Collateral	192,000	—	—	192,000
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
Corporate Bonds		14,749,443	—	14,749,443
Guggenheim Enhanced Short Duration ETF
Commercial Paper	—	122,490,120	—	122,490,120
Repurchase Agreements	—	86,199,000	—	86,199,000
U.S. Government Securities	—	26,099,854	—	26,099,854
Corporate Bonds	—	77,134,462	—	77,134,462
Asset Backed Securities	—	75,100,389	518,189	75,618,578
Senior Floating Rate Interests	—	18,511,695	—	18,511,695
Federal Agency Discount Notes	—	15,999,876	—	15,999,876
Mortgage Backed Securities	—	10,833,887	—	10,833,887
Municipal Bonds	—	9,004,910	—	9,004,910
Securities Lending Collateral	305,290	—	—	305,290
Guggenheim S&P Global Dividend Opportunities Index ETF
Common Stocks	75,122,707	—	—	75,122,707
Preferred Stocks	583,161	—	—	583,161
Securities Lending Collateral	21,724,400	—	—	21,724,400

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant what has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

		Ending Balance	Valuation	Unobservable
Fund	Category	at 5/31/2015	Technique	Inputs
Guggenheim	Asset	$518,189	Broker quote	Indicative Quote
Enhanced Short	Backed
Duration ETF	Securities

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

202 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2015

The transfers in and out of the valuation levels as of May 31, 2015 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Guggenheim Enhanced Short Duration ETF
Transfers from Level 3 to Level 2	Asset-Backed Securities	$3,947,618

The transfer from Level 3 to Level 2 were due to the availability of market price information for each respective security at May 31, 2015.

Except for Guggenheim Enhanced Short Duration ETF, there were no transfers between levels for these Funds for the year ended May 31, 2015.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended May 31, 2015:

Level 3 – Fair value measurement using significant unobservable inputs
Guggenheim Enhanced Short Duration ETF
Beginning Balance	$5,161,726
Realized Gain/Loss	33,785
Paydowns Received	(776,175)
Change in Unrealized Gain/Loss	46,471
Transfers Out	(3,947,618)
Ending Balance	$518,189

Note 5 – Federal Income Taxes:
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, each Fund intends not to be subject to U.S. federal excise tax.

As of May 31, 2015, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

				Net Tax
	Cost of	Gross Tax	Gross Tax	Unrealized
	Investments for	Unrealized	Unrealized	Appreciation
Fund	Tax Purposes	Appreciation	Depreciation	(Depreciation )
Guggenheim BulletShares 2015 Corporate Bond ETF	$455,449,746	$385,565	$(66,055)	$319,510
Guggenheim BulletShares 2016 Corporate Bond ETF	639,786,025	2,889,693	(146,613)	2,743,080
Guggenheim BulletShares 2017 Corporate Bond ETF	784,315,840	6,436,813	(396,545)	6,040,268
Guggenheim BulletShares 2018 Corporate Bond ETF	551,267,542	4,583,587	(536,520)	4,047,067
Guggenheim BulletShares 2019 Corporate Bond ETF	339,908,918	2,639,232	(565,214)	2,074,018
Guggenheim BulletShares 2020 Corporate Bond ETF	305,817,676	4,449,256	(683,252)	3,766,004
Guggenheim BulletShares 2021 Corporate Bond ETF	161,711,721	2,131,770	(622,405)	1,509,365
Guggenheim BulletShares 2022 Corporate Bond ETF	209,953,029	1,730,966	(1,841,166)	(110,200)
Guggenheim BulletShares 2023 Corporate Bond ETF	18,184,041	182,855	(150,131)	32,724
Guggenheim BulletShares 2024 Corporate Bond ETF	46,507,673	192,102	(778,119)	(586,017)
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	706,677,227	2,971,012	(1,339,271)	1,631,741
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	781,346,356	8,250,170	(885,677)	7,364,493
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	534,084,490	3,482,737	(9,350,719)	(5,867,982)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	412,458,954	3,169,426	(9,418,138)	(6,248,712)
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	148,700,945	1,210,585	(3,270,104)	(2,059,519)
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	69,641,697	927,985	(1,282,370)	(354,385)
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	19,469,386	267,575	(177,640)	89,935
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	14,696,693	212,927	(160,177)	52,750
Guggenheim Enhanced Short Duration Bond ETF	441,024,072	1,322,449	(148,849)	1,173,600
Guggenheim S&P Global Dividend Opportunities Index ETF	102,714,703	6,313,085	(11,597,520)	(5,284,435)

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NOTES TO FINANCIAL STATEMENTS continued	May 31, 2015

Tax components of accumulated earnings as of May 31, 2015, were as follows:

		Undistributed
		Long-Term Gains	Net Tax
	Undistributed	(Accumulated	Unrealized
	Ordinary	Capital &	Appreciation
Fund	Income	Other Loss)	(Depreciation)
Guggenheim BulletShares 2015
Corporate Bond ETF	$226,451	$43,331	$319,510
Guggenheim BulletShares 2016
Corporate Bond ETF	674,842	202,532	2,743,080
Guggenheim BulletShares 2017
Corporate Bond ETF	1,003,057	553,067	6,040,268
Guggenheim BulletShares 2018
Corporate Bond ETF	825,469	54,303	4,047,067
Guggenheim BulletShares 2019
Corporate Bond ETF	597,011	92,910	2,074,018
Guggenheim BulletShares 2020
Corporate Bond ETF	675,737	(153,909)	3,766,004
Guggenheim BulletShares 2021
Corporate Bond ETF	385,524	(57,918)	1,509,365
Guggenheim BulletShares 2022
Corporate Bond ETF	542,285	—	(110,200)
Guggenheim BulletShares 2023
Corporate Bond ETF	50,086	—	32,724
Guggenheim BulletShares 2024
Corporate Bond ETF	194,565	—	(586,017)
Guggenheim BulletShares 2015
High Yield Corporate Bond ETF	122,514	(10,540,411)	1,631,741
Guggenheim BulletShares 2016
High Yield Corporate Bond ETF	2,777,857	(19,371,852)	7,364,493
Guggenheim BulletShares 2017
High Yield Corporate Bond ETF	1,727,429	(2,215,299)	(5,867,982)
Guggenheim BulletShares 2018
High Yield Corporate Bond ETF	1,124,700	(838,477)	(6,248,712)
Guggenheim BulletShares 2019
High Yield Corporate Bond ETF	709,311	(87,064)	(2,059,519)
Guggenheim BulletShares 2020
High Yield Corporate Bond ETF	294,811	(208,040)	(354,385)
Guggenheim BulletShares 2021
High Yield Corporate Bond ETF	94,134	—	89,935
Guggenheim BulletShares 2022
High Yield Corporate Bond ETF	69,811	—	52,750
Guggenheim Enhanced Short
Duration Bond ETF	794,927	(1,930,268)	1,173,600
Guggenheim S&P Global Dividend
Opportunities Index ETF	796,931	(27,406,707)	(5,293,855)

Distributions to Shareholders:
The tax character of distributions paid during the year ended May 31, 2015, were as follows:

	Distributions	Distributions
	Paid from	Paid from
Fund	Ordinary Income	Capital Gain
Guggenheim BulletShares 2015 Corporate Bond ETF	$4,748,685	$234,060
Guggenheim BulletShares 2016 Corporate Bond ETF	7,431,600	387,105
Guggenheim BulletShares 2017 Corporate Bond ETF	10,818,405	278,520
Guggenheim BulletShares 2018 Corporate Bond ETF	7,645,185	95,700
Guggenheim BulletShares 2019 Corporate Bond ETF	4,698,060	51,060
Guggenheim BulletShares 2020 Corporate Bond ETF	4,890,345	–

	Distributions	Distributions
	Paid from	Paid from
Fund	Ordinary Income	Capital Gain
Guggenheim BulletShares 2021 Corporate Bond ETF	$2,371,785	$—
Guggenheim BulletShares 2022 Corporate Bond ETF	2,128,035	—
Guggenheim BulletShares 2023 Corporate Bond ETF	220,185	—
Guggenheim BulletShares 2024 Corporate Bond ETF	389,325	—
Guggenheim BulletShares 2015 High Yield Corporate
Bond ETF	35,455,905	1,285,055
Guggenheim BulletShares 2016 High Yield Corporate
Bond ETF	25,791,149	257,831
Guggenheim BulletShares 2017 High Yield Corporate
Bond ETF	16,542,716	130,664
Guggenheim BulletShares 2018 High Yield Corporate
Bond ETF	13,903,692	333,208
Guggenheim BulletShares 2019 High Yield Corporate
Bond ETF	4,058,830	—
Guggenheim BulletShares 2020 High Yield Corporate
Bond ETF	2,110,810	—
Guggenheim BulletShares 2021 High Yield Corporate
Bond ETF	386,410	—
Guggenheim BulletShares 2022 High Yield Corporate
Bond ETF	313,370	—
Guggenheim Enhanced Short Duration Bond ETF	7,771,580	—
Guggenheim S&P Global Dividend Opportunities Index ETF	5,097,168	—

The tax character of distributions paid during the year ended May 31, 2014, were as follows:

	Distributions	Distributions
	paid from	paid from
	Ordinary Income	Capital Gains
Guggenheim BulletShares 2015 Corporate Bond ETF	$4,762,515	$64,380
Guggenheim BulletShares 2016 Corporate Bond ETF	5,819,430	113,880
Guggenheim BulletShares 2017 Corporate Bond ETF	7,055,880	91,440
Guggenheim BulletShares 2018 Corporate Bond ETF	3,090,030	—
Guggenheim BulletShares 2019 Corporate Bond ETF	1,892,220	—
Guggenheim BulletShares 2020 Corporate Bond ETF	1,914,375	—
Guggenheim BulletShares 2021 Corporate Bond ETF	479,220	—
Guggenheim BulletShares 2022 Corporate Bond ETF	332,355	—
Guggenheim BulletShares 2015 High Yield Corporate
Bond ETF	28,817,020	938,000
Guggenheim BulletShares 2016 High Yield Corporate
Bond ETF	12,953,100	94,520
Guggenheim BulletShares 2017 High Yield Corporate
Bond ETF	6,446,620	81,780
Guggenheim BulletShares 2018 High Yield Corporate
Bond ETF	6,268,320	—
Guggenheim BulletShares 2019 High Yield Corporate
Bond ETF	562,230	—
Guggenheim BulletShares 2020 High Yield Corporate
Bond ETF	396,410	—
Guggenheim Enhanced Short Duration ETF	4,862,733	46,427
Guggenheim S&P Global Dividend Opportunities Index ETF	5,642,320	—

As of May 31, 2015, the following reclassifications were made to the capital accounts of the Funds, to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the differences between book and tax treatment of

204 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2015

paydown gains, dividend reclasses, investments in real estate investments trusts, wash sales from redemption in-kind transactions, non-deductible excise tax paid, redemption in-kind transactions, foreign currency gains and losses, the “mark to market” of certain passive foreign investment companies (PFICs), and post October losses. Net investment income, net realized gains, and net assets were not affected by these changes.

	Undistributed	Accumulated
	Net Investment	Net Realized
Fund	Income	Gain (Loss)	Paid In Capital
Guggenheim BulletShares 2015
Corporate Bond ETF	$(13,488)	$(710,966)	$724,454
Guggenheim BulletShares 2016
Corporate Bond ETF	–	(580,152)	580,152
Guggenheim BulletShares 2017
Corporate Bond ETF	(8,907)	(244,479)	253,386
Guggenheim BulletShares 2018
Corporate Bond ETF	–	–	–
Guggenheim BulletShares 2019
Corporate Bond ETF	(7,653)	7,653	–
Guggenheim BulletShares 2020
Corporate Bond ETF	–	–	–
Guggenheim BulletShares 2021
Corporate Bond ETF	10,624	(10,624)	–
Guggenheim BulletShares 2022
Corporate Bond ETF	–	(109,298)	109,298

	Undistributed	Accumulated
	Net Investment	Net Realized
Fund	Income	Gain (Loss)	Paid In Capital
Guggenheim BulletShares 2023
Corporate Bond ETF	$—	$—	$—
Guggenheim BulletShares 2024
Corporate Bond ETF	—	6,390	(6,390)
Guggenheim BulletShares 2015
High Yield Corporate Bond ETF	(1,783,435)	1,358,504	424,931
Guggenheim BulletShares 2016
High Yield Corporate Bond ETF	(686)	(949,173)	949,859
Guggenheim BulletShares 2017
High Yield Corporate Bond ETF	(1,129)	146,593	(145,464)
Guggenheim BulletShares 2018
High Yield Corporate Bond ETF	(360,316)	360,316	—
Guggenheim BulletShares 2019
High Yield Corporate Bond ETF	69,501	(69,501)	—
Guggenheim BulletShares 2020
High Yield Corporate Bond ETF	(12,734)	12,734	—
Guggenheim BulletShares 2021
High Yield Corporate Bond ETF	123	—	(123)
Guggenheim BulletShares 2022
High Yield Corporate Bond ETF	—	—	—
Guggenheim Enhanced Short
Duration Bond ETF	237,140	(237,140)	—
Guggenheim S&P Global Dividend
Opportunities Index ETF	(96,706)	(3,116,810)	3,213,516

As of May 31, 2015, for federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Per the Regulated Investment Company Modernization Act of 2010, capital loss carryforwards generated in taxable years beginning after December 22, 2010 must be fully used before capital loss carryforwards generated in taxable years prior to December 22, 2010 are used; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

					Unlimited	Unlimited	Total
	Capital Loss	Capital Loss	Capital Loss	Capital Loss	Short-Term	Long-Term	Capital Loss
Fund	Expiring in 2016	Expiring in 2017	Expiring in 2018	Expiring in 2019	Capital Loss	Capital Loss	Carryforward
Guggenheim BulletShares 2015 Corporate Bond ETF	$—	$—	$—	$—	$—	$—	$—
Guggenheim BulletShares 2016 Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2017 Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2018 Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2019 Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2020 Corporate Bond ETF	—	—	—	—	(140,956)	(12,953)	(153,909)
Guggenheim BulletShares 2021 Corporate Bond ETF	—	—	—	—	(40,878)	(17,040)	(57,918)
Guggenheim BulletShares 2022 Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2023 Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2024 Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	—	—	—	—	(15,295,066)	(4,076,786)	(19,371,852)
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	—	—	—	—	(377,118)	(461,359)	(838,477)
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	—	—	—	—	—	(87,064)	(87,064)
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	—	—	—	—	(208,040)	—	(208,040)
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim Enhanced Short Duration Bond ETF	—	—	—	—	(1,930,268)	—	(1,930,268)
Guggenheim S&P Global Dividend Opportunities Index ETF	(129,232)	(2,414,757)	(2,131,832)	(872,241)	(12,125,711)	(9,732,934)	(27,406,707)

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 205

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2015

Pursuant to Federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses and certain ordinary losses realized between November 1 and May 31 of each year as occurring on the first day of the following tax year. The Funds have also elected to treat certain ordinary losses realized between January 1 and May 31 of each year as occurring on the first day of the following tax year. For the year ended May 31, 2015, the following losses reflected in the accompanying financial statements were deferred for Federal income tax purposes until June 1, 2015:

Fund	Capital	Ordinary
Guggenheim BulletShares 2015 Corporate Bond ETF	$—	$—
Guggenheim BulletShares 2016 Corporate Bond ETF	—	—
Guggenheim BulletShares 2017 Corporate Bond ETF	—	—
Guggenheim BulletShares 2018 Corporate Bond ETF	—	—
Guggenheim BulletShares 2019 Corporate Bond ETF	—	—
Guggenheim BulletShares 2020 Corporate Bond ETF	—	—
Guggenheim BulletShares 2021 Corporate Bond ETF	—	—
Guggenheim BulletShares 2022 Corporate Bond ETF	—	—
Guggenheim BulletShares 2023 Corporate Bond ETF	—	—
Guggenheim BulletShares 2024 Corporate Bond ETF	—	—
Guggenheim BulletShares 2015 High Yield Corporate
Bond ETF	(10,540,411)	—
Guggenheim BulletShares 2016 High Yield Corporate
Bond ETF	—	—
Guggenheim BulletShares 2017 High Yield Corporate
Bond ETF	(2,215,299)	—
Guggenheim BulletShares 2018 High Yield Corporate
Bond ETF	—	—
Guggenheim BulletShares 2019 High Yield Corporate
Bond ETF	—	—
Guggenheim BulletShares 2020 High Yield Corporate
Bond ETF	—	—
Guggenheim BulletShares 2021 High Yield Corporate
Bond ETF	—	—
Guggenheim BulletShares 2022 High Yield Corporate
Bond ETF	—	—
Guggenheim Enhanced Short Duration Bond ETF	—	—
Guggenheim S&P Global Dividend Opportunities
Index ETF	—	—

For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns that would not meet a more-likely-than not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 6 – Investments in Securities:
For the year ended May 31, 2015, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Guggenheim BulletShares 2015 Corporate Bond ETF	$45,739,753	$15,487,020
Guggenheim BulletShares 2016 Corporate Bond ETF	142,518,261	107,700,213
Guggenheim BulletShares 2017 Corporate Bond ETF	242,523,040	57,297,375
Guggenheim BulletShares 2018 Corporate Bond ETF	240,856,148	23,928,464
Guggenheim BulletShares 2019 Corporate Bond ETF	208,354,678	12,443,507
Guggenheim BulletShares 2020 Corporate Bond ETF	196,385,715	7,143,456
Guggenheim BulletShares 2021 Corporate Bond ETF	119,352,856	2,494,722
Guggenheim BulletShares 2022 Corporate Bond ETF	181,176,775	1,614,743
Guggenheim BulletShares 2023 Corporate Bond ETF	18,393,555	191,292
Guggenheim BulletShares 2024 Corporate Bond ETF	56,949,613	1,858,438
Guggenheim BulletShares 2015 High Yield Corporate
Bond ETF	439,486,960	684,453,188
Guggenheim BulletShares 2016 High Yield Corporate
Bond ETF	528,962,892	266,793,944
Guggenheim BulletShares 2017 High Yield Corporate
Bond ETF	276,214,946	79,839,363
Guggenheim BulletShares 2018 High Yield Corporate
Bond ETF	254,814,558	79,942,102
Guggenheim BulletShares 2019 High Yield Corporate
Bond ETF	124,367,298	27,361,850
Guggenheim BulletShares 2020 High Yield Corporate
Bond ETF	50,005,117	9,948,500
Guggenheim BulletShares 2021 High Yield Corporate
Bond ETF	19,763,441	440,790
Guggenheim BulletShares 2022 High Yield Corporate
Bond ETF	15,359,743	636,770
Guggenheim Enhanced Short Duration ETF	136,960,210	209,537,705
Guggenheim S&P Global Dividend Opportunities
Index ETF	65,861,010	65,566,142

For the year ended May 31, 2015, in-kind transactions were as follows:

	Purchases	Sales
Guggenheim BulletShares 2015 Corporate Bond ETF	$64,719,792	$246,374,030
Guggenheim BulletShares 2016 Corporate Bond ETF	3,236,191	–
Guggenheim BulletShares 2017 Corporate Bond ETF	–	–
Guggenheim BulletShares 2018 Corporate Bond ETF	–	–
Guggenheim BulletShares 2019 Corporate Bond ETF	–	–
Guggenheim BulletShares 2020 Corporate Bond ETF	–	–
Guggenheim BulletShares 2021 Corporate Bond ETF	–	–
Guggenheim BulletShares 2022 Corporate Bond ETF	–	3,118,685
Guggenheim BulletShares 2023 Corporate Bond ETF	–	–
Guggenheim BulletShares 2024 Corporate Bond ETF	–	9,091,879
Guggenheim BulletShares 2015 High Yield Corporate
Bond ETF	54,360,558	247,730,228
Guggenheim BulletShares 2016 High Yield Corporate
Bond ETF	–	38,749,159
Guggenheim BulletShares 2017 High Yield Corporate
Bond ETF	–	–

206 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2015

	Purchases	Sales
Guggenheim BulletShares 2018 High Yield Corporate
Bond ETF	$—	$—
Guggenheim BulletShares 2019 High Yield Corporate
Bond ETF	—	—
Guggenheim BulletShares 2020 High Yield Corporate
Bond ETF	—	—
Guggenheim BulletShares 2021 High Yield Corporate
Bond ETF	—	—
Guggenheim BulletShares 2022 High Yield Corporate
Bond ETF	—	—
Guggenheim Enhanced Short Duration ETF	—	—
Guggenheim S&P Global Dividend Opportunities
Index ETF	27,984,640	36,017,036

Note 7 – Capital:
Shares are issued and redeemed by the Funds only in creation unit size aggregations of 80,000 to 150,000 shares. Transactions are permitted on an in-kind basis, with a separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transaction fees ranging from $500 to $1,500 are charged to those persons creating or redeeming creation units. An additional charge of up to four times the transaction fee may be imposed with respect to transactions effected outside of the clearing process or to the extent that cash is used in lieu of securities to purchase creation units or redeem for cash.

Note 8 – Distribution and Service Plan:
The Board of Trustees has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. No such fee may be paid in the future without further approval by the Board of Trustees.

Note 9 – Indemnifications:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Repurchase Agreements:
Each of the Funds may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Funds right to control the collateral could be affected and result in certain costs and delays. In addition the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

As of May 31, 2015, the repurchase agreements held in Guggenheim Enhanced Short Duration Bond ETF in the joint account were as follows:

		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
Jefferies & Company, Inc.	$3,219,000	$3,226,938	Countrywide Alternative Loan Trust, 0.371%, 7/25/2046	$8,560,000	$7,784,327
2.69%, due 6/16/2015
Jefferies & Company, Inc.	2,627,000	2,633,478	Puerto Rico Commonwealth Aqueduct & Sewer Auth Revenue	5,400,000	3,942,000
2.69%, due 6/16/2015			Sr Lien, 6.000%, 7/1/2047
Jefferies & Company, Inc.	1,446,000	1,449,566	Puerto Rico Commonwealth Public Financial Corp., 6.000%, 8/1/2026	4,215,000	2,231,210
2.69%, due 6/16/2015
Jefferies & Company, Inc.	3,956,000	3,964,277	Puerto Rico Commonwealth Public Impt, 5.500%, 7/1/2019	7,340,000	5,856,146
2.69%, due 6/26/2015
Jefferies & Company, Inc.	303,000	303,634	Puerto Rico Commonwealth Aqueduct & Sewer Auth Revenue	585,000	434,368
2.69%, due 6/26/2015			Sr Lien, 6.000%, 7/1/2038
Jefferies & Company, Inc.	4,018,000	4,018,000	Detroit MI Water & Sewer Department, 5.500%, 7/1/2024	4,195,000	4,629,183
1.50%, open maturity
Jefferies & Company, Inc.	3,262,000	3,270,356	Residential Asset Mortgage Products, Inc., 0.511%, 5/25/2036	6,329,065	4,462,276
3.18%, due 6/25/2015
Jefferies & Company, Inc.	1,740,000	1,744,031	Puerto Rico Highway & Transportation Auth, 5.000%, 7/1/2042	4,520,000	2,612,424
2.69%, due 6/18/2015

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 207

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2015

		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
Jefferies & Company, Inc.	$536,000	$537,317	Puerto Rico Commonwealth Aqueduct & Sewer Auth	$1,095,000	$813,048
2.68%, due 6/9/2015			Revenue Sr Lien, 6.000%, 7/1/2038
Jefferies & Company, Inc.	439,000	440,078	Puerto Rico Commonwealth Govt Dev Bank, 5.000%, 8/1/2023	1,545,000	714,702
2.68%, due 6/9/2015
Jefferies & Company, Inc.	453,000	454,049	Puerto Rico Commonwealth Aqueduct & Sewer Auth Revenue Sr Lien,	905,000	671,972
2.69%, due 6/18/2015			6.000%, 7/1/2038
Royal Bank of Canada	21,750,000	21,766,917	OCP CLO Ltd, 1.724%, 7/17/2026	22,837,000	22,894,778
0.50%, due 7/17/2015
Bank of America, Inc.	15,450,000	15,464,060	Credit-Based Asset Servicing and Securities Trust, 5.763%, 12/25/2036	20,688,904	20,832,319
0.78%, due 6/1/2015
Bank of America, Inc.	5,800,000	5,805,027	Option One Mortgage Loan Trust, 0.351%, 5/25/2037	14,997,000	8,278,584
0.78%, due 6/29/2015
Nomura Securities International, Inc.	10,068,200	10,076,045	AmeriCredit Automobile Receivables Trust, 3.130%, 10/8/2020	11,042,000	11,186,948
0.85%, due 6/8/2015
Nomura Securities International, Inc.	8,998,600	9,005,611	Morgan Stanley Capital I Trust, 5.860%, 4/12/2049	10,000,000	9,992,500
0.85%, due 6/8/2015
Nomura Securities International, Inc.	2,133,200	2,134,862	Morgan Stanley BAML Trust, 4.218%, 7/15/2046	2,472,364	2,357,251
0.85%, due 6/8/2015
	$86,199,000				$109,694,036

Note 11 – Affiliated Transactions:
The Guggenheim Enhanced Short Duration ETF had the following transactions with affiliated funds during the year ended May 31, 2015.

					Year Ended
	Share Activity				May 31, 2015
						Dividends and
						Capital Gains
	Balance			Balance		Distributions
Security Name	5/31/2014	Purchases	Sales	5/31/2015	Value	Received
Guggenheim Bullet Shares 2014 Corporate Bond ETF	1,460,870		1,460,870	-	$-	$20,452
Guggenheim Bullet Shares 2015 Corporate Bond ETF	-	1,556,055	1,556,055	-	-	143,157
Guggenheim Bullet Shares 2015 High Yield Corporate Bond ETF	730,301	-	730,301	-	-	146,322
Guggenheim Bullet Shares 2016 High Yield Corporate Bond ETF	787,319	113,500	900,819	-	-	206,556
Guggenheim Bullet Shares 2017 High Yield Corporate Bond ETF	696,308	-	696,308	-	-	161,466
					$-	$677,953

Affiliated funds accounted for $(1,357,245) of the net realized loss on investments and $(292,443) of the change in net unrealized depreciation on investments during the period.

Note 12 – Line of Credit:
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF,
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF,
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF,
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF,
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF,
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF,
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF,
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF and
Guggenheim Enhanced Short Duration ETF are participants in a
$625,000,000 Revolving Liquidity Facility (“Facility”) with an approved counterparty. The Facility is reserved for temporary purposes only in order to meet redemption requests by shareholders. Interest on the amount borrowed varies under the agreement depending upon the length of the borrowings. An unused commitment fee of 0.07% is charged on the difference between the $625,000,000 Facility agreement and the amount borrowed. Interest and or fees, if any, associated with the Facility are reflected on the Statement of Operations. The Funds did not have borrowings under this agreement during the year ended May 31, 2015.

Note 13 – Subsequent Event:
The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Funds’ financial statements.

208 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	May 31, 2015

The Board of Trustees and Shareholders of Claymore Exchange-Traded Fund Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Guggenheim BulletShares 2015 Corporate Bond ETF, Guggenheim BulletShares 2016 Corporate Bond ETF, Guggenheim BulletShares 2017 Corporate Bond ETF, Guggenheim BulletShares 2018 Corporate Bond ETF, Guggenheim BulletShares 2019 Corporate Bond ETF, Guggenheim BulletShares 2020 Corporate Bond ETF, Guggenheim BulletShares 2021 Corporate Bond ETF, Guggenheim BulletShares 2022 Corporate Bond ETF, Guggenheim BulletShares 2023 Corporate Bond ETF, Guggenheim BulletShares 2024 Corporate Bond ETF, Guggenheim BulletShares 2015 High Yield Corporate Bond ETF, Guggenheim BulletShares 2016 High Yield Corporate Bond ETF, Guggenheim BulletShares 2017 High Yield Corporate Bond ETF, Guggenheim BulletShares 2018 High Yield Corporate Bond ETF, Guggenheim BulletShares 2019 High Yield Corporate Bond ETF, Guggenheim BulletShares 2020 High Yield Corporate Bond ETF, Guggenheim BulletShares 2021 High Yield Corporate Bond ETF, Guggenheim BulletShares 2022 High Yield Corporate Bond ETF, Guggenheim Enhanced Short Duration Bond ETF and Guggenheim S&P Global Dividend Opportunities Index ETF (twenty of the portfolios constituting the Claymore Exchange-Traded Fund Trust (the Trust)) as of May 31, 2015, and the related statements of operations, changes in net assets, and the financials highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2015, by correspondence with the custodian, brokers, and agent banks or by other appropriate auditing procedures where replies from brokers or agent banks were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective twenty portfolios constituting the Claymore Exchange-Traded Fund Trust at May 31, 2015, the results of their operations, changes in their net assets, and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
July 29, 2015

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Additionally, of the taxable ordinary income distributions paid during the fiscal year ending May 31, 2015, the following funds had the corresponding percentages qualify as interest related dividends and qualified short-term capital gains as permitted by IRC Section 871(k)(1) and IRC Section 871(k)(2), respectively. See Qualified interest and Qualified short-term capital gain columns in the table below.

Federal Income Tax Information
The Trust intends to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. See Qualified dividend income column in the table below.

In January 2016, shareholders will be advised on IRS Form 1099 DIV or substitute 1099DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2015 See Dividend received deduction column in the table below.

Guggenheim S&P Global Dividend Opportunities Index ETF intends to designate $161,231 of foreign tax withholding on foreign source income of $2,033,854.

	Qualified	Dividend		Qualified
	Dividend	Received	Qualified	Short-Term
Fund	Income	Deduction	Interest	Capital Gain
Guggenheim BulletShares 2015 Corporate Bond ETF	0.00%	0.00%	73.17%	100.00%
Guggenheim BulletShares 2016 Corporate Bond ETF	0.00%	0.00%	82.76%	100.00%
Guggenheim BulletShares 2017 Corporate Bond ETF	0.00%	0.00%	78.60%	100.00%
Guggenheim BulletShares 2018 Corporate Bond ETF	0.00%	0.00%	76.41%	100.00%
Guggenheim BulletShares 2019 Corporate Bond ETF	0.00%	0.00%	74.34%	100.00%
Guggenheim BulletShares 2020 Corporate Bond ETF	0.00%	0.00%	80.90%	0.00%
Guggenheim BulletShares 2021 Corporate Bond ETF	0.00%	0.00%	80.21%	0.00%
Guggenheim BulletShares 2022 Corporate Bond ETF	0.00%	0.00%	73.99%	100.00%
Guggenheim BulletShares 2023 Corporate Bond ETF	0.00%	0.00%	78.46%	100.00%
Guggenheim BulletShares 2024 Corporate Bond ETF	0.00%	0.00%	65.81%	0.00%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.00%	0.00%	78.45%	100.00%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.00%	0.00%	83.95%	100.00%
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.00%	0.00%	81.84%	100.00%
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.00%	0.00%	75.06%	100.00%
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.00%	0.00%	73.54%	0.00%
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.00%	0.00%	81.63%	0.00%
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	0.00%	0.00%	86.68%	0.00%
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	0.00%	0.00%	86.32%	0.00%
Guggenheim Enhanced Short Duration Bond ETF	8.85%	8.84%	40.58%	0.00%
Guggenheim S&P Global Dividend Opportunities Index ETF	77.81%	13.07%	0.00%	0.00%

Trustees
The Trustees of the Trust and their principal business occupations during the past five years:

		Term of		Number of
	Position(s)	Office and		Portfolios in
Name, Address*	Held	Length of	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	with Trust	Time Served**	During Past Five Years	Overseen	Held by Trustees
Independent Trustees:
Randall C. Barnes (1951)	Trustee	Since 2006	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	91	Current: Trustee, Purpose Investments Funds (2014-present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 2014	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	87	Current: Midland Care, Inc. (2011-present).
Jerry B. Farley (1946)	Trustee	Since 2014	Current: President, Washburn University (1997-present).	87	Current: Westar Energy, Inc. (2004- present); CoreFirst Bank & Trust (2000-present).

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		Term of		Number of
	Position(s)	Office and		Portfolios in
Name, Address*	Held	Length of	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	with Trust	Time Served**	During Past Five Years	Overseen	Held by Trustees
Independent Trustees (continued):
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2010	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	87	Current: Zincore Metals, Inc. (2009- present).
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2010	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	87	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2006	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	93	Current: Edward-Elmhurst Healthcare System (2012-present).
Maynard F. Oliverius (1943)	Trustee	Since 2014	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	87	Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013- present); University of Minnesota HealthCare Alumni Association Foundation (2009-present).
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2006	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	90	Former: Bennett Group of Funds (2011-2013).

Interested Trustee:
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	221
Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified.
***	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of his position with the Funds’ Investment Adviser and/or the parent of the Investment Adviser.

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Officers
The Officers of the Trust, who are not Trustees, and their principal occupations during the past five years:

Term of Office
Name, Address*	Position(s) held	and Length of	Principal Occupations
and Year of Birth	with the Trust	Time Served**	During Past Five Years
Officers:
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2014
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2006
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Joanna M. Catalucci (1966)	Chief Compliance Officer	Since 2012
Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Managing Director, Guggenheim Investments (2012-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

Mark J. Furjanic (1959)	Assistant Treasurer	Since 2008	Current: Vice President, Guggenheim Investments (2005-present); Assistant Treasurer, certain other funds in the Fund Complex (2008-present). Former: Senior Manager, Ernst & Young LLP (1999-2005).
James M. Howley (1972)	Assistant Treasurer	Since 2006
Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee (1961)	Chief Legal Officer	Since 2013
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2011	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014
Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Senior Associate, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2012
Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2010
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**
Each officer serves an indefinite term, until his or her successor is duly elected and qualified. The date reflects the commencement date upon which the officer held any officer position with the Trust.

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Claymore Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust on May 24, 2006, and is authorized to establish multiple series, each representing interests in a separate portfolio of securities and other assets of the Trust (each, a “Fund” and collectively, the “Funds”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”), a subsidiary of Guggenheim Funds Services, LLC (“GFS”), an indirect subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm (“Guggenheim Partners”), serves as each Fund’s investment adviser and provides certain administrative and other services pursuant to an investment advisory agreement between the Trust, with respect to the Funds, and GFIA (the “Investment Advisory Agreement”). (Guggenheim Partners, GFIA, GFS, Guggenheim Partners Investment Management, LLC (“GPIM” or the “Sub-Adviser”) and their affiliates may be referred to herein collectively as “Guggenheim.”) Under the terms of the Investment Advisory Agreement, GFIA also is responsible for overseeing the activities of GPIM, an indirect subsidiary of Guggenheim Partners, which performs portfolio management and related services for Wilshire US REIT ETF, a series of the Trust (the “Sub-Advised Fund”), pursuant to an investment sub-advisory agreement by and among the Trust, on behalf of the Sub-Advised Fund, the Adviser and GPIM (the “Sub-Advisory Agreement” and together with the Investment Advisory Agreement, the “Advisory Agreements”). Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), GFIA, and with respect to the Sub-Advised Fund, GPIM, is responsible for the overall management and administration of the Funds and provides certain facilities and personnel in connection with such services.

Following an initial two-year term, the Advisory Agreements continue in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested persons,” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose. At meetings held in person on April 29, 2015 (the “April Meeting”) and on May 19, 2015 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreements. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”). Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreements and other principal contracts. In this connection, Independent Legal Counsel advised the Committee of: (i) the responsibilities of board members under applicable law; (ii) the standards for determining what constitutes an excessive fee as delineated by the courts and the factors the Trustees should consider in determining whether to approve the fee arrangements; and (iii) the disclosure requirements pertaining to these approvals, as required by the Securities and Exchange Commission. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. Recognizing that the evaluation process with respect to the services provided by GFIA and, with respect to the Sub-Advised Fund, GPIM, is an ongoing one, the Committee also considered the variety of written materials, reports and oral presentations it received (and also received by the full Board) during the year regarding performance and operating results of the Funds.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help boards of directors/trustees fulfill their advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses, total return performance and tracking error, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary and supporting data presented by Guggenheim, including, among other things, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports.

Guggenheim prepared a presentation in response to a formal request for information sent by Independent Legal Counsel on behalf of the Independent Trustees. In addition, Guggenheim made a presentation at the April Meeting, which addressed areas identified for discussion by the Committee Chair and Independent Legal Counsel. Throughout the process, the Committee asked questions of management and requested certain additional information which Guggenheim provided following the April Meeting (collectively with the foregoing reports and materials, the “Contract Materials”).

Among other things, Guggenheim provided: (i) staffing reports and biographies of those key personnel of Guggenheim providing services to the Funds and other registered investment companies for which GFIA or an affiliate serves as investment adviser (“Guggenheim Funds”); (ii) descriptions of various services performed by Guggenheim for the Guggenheim Funds, including the provision of a continuous investment program for each Fund, monitoring compliance with Fund investment strategies and statutory requirements, reviewing trading processes and conducting investment performance analyses; (iii) information regarding compliance and regulatory history for each of GFIA and GPIM, including its Form ADV; and (iv) information concerning the parent company and overall Guggenheim organization and strategic plans and goals, all to assist the Committee in assessing the nature, extent and quality of services provided by GFIA and, with respect to the Sub-Advised Fund, by GPIM. In addition, Guggenheim’s response included information comparing the investment performance, tracking error, advisory fee and total net expense ratio (and/or unitary fee, as applicable) of each Fund to other funds (including such information presented in the FUSE reports as well as supplemental information prepared by Guggenheim), charts showing gross revenues, expenses and earnings for Guggenheim by product line and with respect to each Fund, including a breakout of various expenses, a description of Guggenheim’s expense allocation methodology and information about the profitability of the Funds to Guggenheim Investments (the investment management business of Guggenheim Partners), financial information for Guggenheim Investments and certain information about Guggenheim’s insurance policies, business continuity

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plan, proxy voting procedures, trade allocation, shareholder communications and compliance monitoring, among other things.

The Committee considered the foregoing Contract Materials in the context of its substantial accumulated experience in governing the Trust and weighed the factors and standards discussed with Independent Legal Counsel. Following an analysis and discussion of the factors identified below and in the exercise of its business judgment, the Committee concluded that it was in the best interests of each Fund to recommend that the Board approve the renewal of each of the Advisory Agreements for an additional 12-month term as to the Funds listed in Appendix A.

Investment Advisory Agreement
Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the information provided by Guggenheim concerning the education, experience, professional affiliations, areas of responsibility and duties of key personnel performing services for the Funds, including those personnel providing compliance oversight. In this connection, the Committee considered Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds and noted Guggenheim’s report on recent additions and departures in personnel who work on matters relating to the Funds or are significant to the operations of the Adviser. The Committee also considered the Adviser’s attention to relevant developments in the mutual fund industry and its observance of compliance and regulatory requirements and noted that on a regular basis the Board receives and reviews information from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. In addition, the Committee took into account the various compliance and risk management initiatives undertaken by Guggenheim, including, among other things, the hiring of additional staff to support the firm’s Chief Risk Officer, initiatives related to the risks associated with the investment process and risk at the enterprise level, the organization’s risk management infrastructure and critical activities. The Committee also considered Guggenheim’s other initiatives intended to achieve greater enhancements and efficiencies in the organization’s ability to provide services to all Guggenheim Funds, including the Funds, such as efforts to consolidate compliance manuals and align processes of the Funds with those of other Funds managed by the Adviser or another Guggenheim affiliate. In addition, in connection with the Committee’s evaluation of the overall package of services provided by the Adviser, the Committee considered the Adviser’s administrative capabilities, including its role in monitoring and coordinating compliance responsibilities with the accounting agent, administrator, custodian, distributor, securities lending agent, transfer agent and other service providers to the Funds.

With respect to the Sub-Advised Fund, the Committee noted that the Adviser delegated responsibility for the investment and reinvestment of the Sub-Advised Fund’s assets to the Sub-Adviser. The Committee considered the Adviser’s responsibility to oversee the Sub-Adviser and that the Adviser has similar oversight responsibilities for other Guggenheim Funds. In this connection, the Committee took into account information provided by management describing the Adviser’s processes and activities for providing oversight of the Sub-Adviser’s investment activities and compliance with investment restrictions and statutory requirements, as well as information regarding the Adviser’s Sub-Advisory Oversight Committee.

The Committee also noted the distinctive nature of the Funds, as exchange-traded funds (“ETFs”), each of which (with the exception of the actively managed ETF) generally is constructed to track the performance of a defined index of securities, before fund fees and expenses. In this connection, the Committee considered the experience and expertise appropriate in an investment adviser to ETFs. The Committee also considered the Adviser’s monitoring of the ETFs’ participation in the securities lending program and the secondary market support services provided by the Adviser to the Funds, including the Adviser’s efforts to educate investment professionals about the Funds and other Guggenheim Funds.

With respect to Guggenheim’s resources and the Adviser’s ability to carry out its responsibilities under the Investment Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee certain unaudited financial information concerning Guggenheim Investments’ holding company, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), including GFIA. (The Committee received the audited consolidated financial statements of GPIMH and audited financial statements of GFIA once available following the April Meeting.)

The Committee also considered the acceptability of the terms of the Investment Advisory Agreement. Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and at the May Meeting, as well as other considerations, including the Committee’s knowledge of the Adviser’s quality of performance of its duties through Board meetings, discussions and reports during the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Investment Advisory Agreement with respect to the Funds.

Investment Performance: Index/Non-Actively Managed ETFs: The Committee noted that, in view of the distinctive investment objective of the Funds, and the expectations of shareholders, the investment performance of the Funds (excluding the actively managed ETF) in absolute terms was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Committee was the extent to which each Fund achieved its objective to provide investment results that, before fund fees and expenses, correspond generally to the price and yield performance of securities of companies in its applicable index. Thus, the Committee focused its attention primarily on the tracking error data provided in the FUSE reports for each Fund, which was provided for the five-year, three-year, one-year, three-month and since inception periods as of December 31, 2014, as applicable. In this regard, the Committee noted Guggenheim’s statement that it examines the tracking error on a monthly and quarterly basis for purposes of: (i) determining whether the tracking error is stable or trending; (ii) evaluating factors underlying any trending in tracking error,

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particularly where the trend is toward greater tracking error; and (iii) assessing whether there are any tools or strategies at Guggenheim’s disposal to mitigate any trend toward greater tracking error. The Committee also took into account Guggenheim’s explanation that it places greater emphasis on tracking error trends than it does on absolute tracking error because certain index-benchmarked ETFs may be more disposed to higher levels of tracking error, such as, for instance, with respect to a new ETF or an ETF that has yet to reach critical asset mass and consequently, may be unable to deploy its assets in a manner that replicates all of the constituent holdings of an index in the same proportion that the index holds them. The Committee noted other factors identified by Guggenheim that may impact tracking error, including pricing of halted or less liquid securities, time zone pricing related issues and currency conversion sources. In the course of its review of tracking error data, the Committee considered management’s views and explanation of tracking error and tracking error trends for the Funds. The Committee considered the investment performance of the Funds as measured by total return in comparison to its peer group of funds as a measure for considering the Adviser’s oversight of the applicable index.

After reviewing the foregoing and related factors, the Committee concluded, within the context of its overall conclusions regarding the Investment Advisory Agreement, that: (i) the Funds had in fact tracked their indexes within an acceptable range; or (ii) it was satisfied with Guggenheim’s efforts and explanation for the tracking error data presented in the FUSE reports.

Guggenheim Enhanced Short Duration Bond ETF (GSY): For the actively managed ETF, the Committee reviewed information comparing the Fund’s total return for the five-year, three-year, one-year and three-month periods ended December 31, 2014, compared to the performance of a peer group of funds identified by FUSE and the Fund’s benchmark, the Barclays Capital 1-3 Month U.S. Treasury Bill Index, and noted that prior to June 1, 2011, the Fund pursued an index-tracking investment objective and thus, only the three-year, one-year and three-month periods reflect solely the active management of the portfolio. In this connection, the Committee focused on the recent performance data and noted that the Fund outperformed the peer group average and median for the one-year and three-month periods ended December 31, 2014 and equaled the average and median return of its peer group for the three-year period. (The Committee noted that there was only one peer fund for the three-year period.) The Committee determined that the performance was acceptable.

Comparative Fees, Costs of Services Provided and the Profits Realized by the Adviser from Its Relationship with the Funds: The Committee reviewed and discussed the information provided by the Adviser as to each Fund’s contractual advisory fee and total net expense ratio, as compared to those of the peer group funds presented in the FUSE report. The Committee noted that either: (i) the Adviser has contractually agreed to waive a portion of the advisory fee and/or reimburse expenses to absorb annual operating expenses of certain Funds (excluding interest expenses, all or a portion of each Fund’s licensing fees, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) over a particular amount; or (ii) the advisory fee is a unitary fee pursuant to which the Adviser assumes all expenses of the Fund (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the fee payments under the Advisory Agreement, payments under the Funds’ 12b-1 plan, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The Committee noted that, for most of the Funds, the advisory fees, after giving effect to the contractual waivers where applicable, were generally within the range of the peer group of funds in the FUSE report. In addition, the Committee considered, as to each Fund, the comparative fee and expense data provided relative to the peer group within the context of the Fund’s investment objective and the uniqueness of the Fund’s underlying index.

In further considering the comparative fee and expense data presented in the Contract Materials and addressed by Guggenheim, the Committee made the following observations for certain Funds:

Guggenheim Raymond James SB-1 Equity ETF (RYJ): The Fund’s contractual advisory fee and total net expense ratio are in the fourth quartile of its peer group (100th percentile for both). The Committee noted the Adviser’s statement that this Fund is tied to, and promoted primarily in, the Raymond James proprietary research system. In this connection, the Committee took into account data provided by the Adviser indicating that the Fund pays a significant index licensing fee to Raymond James. The Committee also considered that Guggenheim Investments’ profitability rate for the Fund was lower than the overall profitability rate for its ETF business.

Guggenheim Multi-Asset Income ETF (CVY): The Fund’s contractual advisory fee and total net expense ratio are in the fourth quartile of its peer group (83rd percentile for both). The Committee considered Guggenheim’s statement that the Fund is unique to its peer group in that it follows a multi-asset strategy with a broader investment mandate than its peer group, which is equity dividend-income focused. In addition, the Committee noted that the Adviser has entered into an expense limitation agreement with respect to the Fund.

Guggenheim Mid-Cap Core ETF (CZA): The Fund’s contractual advisory fee and total net expense ratio are in the fourth quartile of its peer group (75th percentile and 100th percentile, respectively). The Committee noted that the Adviser has entered into an expense limitation agreement with respect to the Fund.

Guggenheim S&P Global Dividend Opportunities Index ETF (LVL): The Fund’s contractual advisory fee and total net expense ratio are above the peer group median advisory fee and total net expense ratio, respectively (60th percentile and 100th percentile). The Committee noted that the Adviser has entered into an expense limitation agreement with respect to the Fund.

With respect to the costs of services provided and profits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for

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EXCHANGE-TRADED FUND TRUST continued	May 31, 2015

each Fund setting forth the average assets under management for the twelve months ended December 31, 2014, ending assets under management as of December 31, 2014, gross revenues received by Guggenheim Investments, expenses incurred in providing services to the Funds, earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2013. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis.

The Committee considered other benefits available to the Adviser because of its relationship with the Funds and noted that the administrative service fees received by the Adviser’s affiliate, Rydex Fund Services, LLC, from serving as administrator provide Guggenheim with additional revenue for those Funds without a unitary fee structure. The Committee also noted Guggenheim’s statement that it may benefit from marketing synergies arising from offering a broad spectrum of products, including the Funds. The Committee considered the limitations of the methodologies used by Guggenheim for determining the profitability for the ETFs on a Fund-by-Fund basis. The Committee noted that, for the ETFs as a product group, the profitability is not unreasonable. The Committee also considered the variances in the profitability information presented for the individual Funds, including how the structure of a unitary fee versus a non-unitary fee impacted the profitability calculation. Based on all of the information provided and its review, the Committee determined that Guggenheim Investments’ profitability from its relationship with the Funds is not unreasonable.

Economies of Scale: The Committee considered the extent to which economies of scale could be realized with respect to the management of the Funds as the Funds grow and whether fee levels reflected a reasonable sharing of such economies of scale for the benefit of Fund investors. The Committee considered each Fund’s asset size, advisory fee structure, net expense ratio giving effect to any applicable expense waiver and/or reimbursement agreement or unitary fee agreement with the Adviser and whether the investment process produced economies of scale. The Committee was of the view that economies of scale were being shared with the Funds subject to a unitary fee arrangement by virtue of an advisory fee, set at a relatively low level since the inception of each applicable Fund, that subsumed economies of scale in the fee itself. The Committee also noted management’s statement that, as to the target maturity suite of ETFs, individual funds are not profitable at early stages and limited periods of profitability, if any, terminate as such Funds reach their target maturity date. As to economies of scale with respect to the Funds not subject to a unitary fee, and as to Guggenheim’s suite of ETF products generally, the Committee took into account its discussion with the Chief Financial Officer of Guggenheim Investments and management’s statement that the Funds have experienced significant volatility in assets under management and are not yet stabilized at an asset size at which economies of scale are realized. In addition, the Committee noted the Adviser’s statement that it will continue to monitor the ETF fee landscape and recommend changes as the ETFs’ assets individually and across the complex grow to levels where economies of scale may be achievable. The Committee also noted the Adviser’s statement that Guggenheim continues to develop the infrastructure needed to support Fund asset growth and to achieve economies of scale across the firm’s various products and product lines. Thus, while Guggenheim may be benefiting from certain economies of scale and related cost efficiencies, it is concurrently realizing new costs and expenses associated with investment in infrastructure, personnel and systems.

Sub-Advisory Agreement
Nature, Extent and Quality of Services Provided by the Sub-Adviser: With respect to the nature, extent and quality of the services provided by the Sub-Adviser, the Committee considered the qualifications, experience and skills of the Sub-Adviser’s portfolio management and other key personnel and information from the Sub-Adviser describing the scope of its services to the Sub-Advised Fund. The Committee also considered the information provided by Guggenheim concerning the Sub-Adviser’s investment practices and techniques, risk management processes and compliance policies and procedures, among other things. Additionally, the Committee noted the distinctive nature of the Sub-Advised Fund, as an ETF, which is constructed to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Wilshire US Real Estate Investment Trust Index, an equity index (the “Wilshire US REIT Index”). In this connection, the Committee considered the experience and expertise appropriate in an adviser to ETFs. With respect to Guggenheim’s resources and the Sub-Adviser’s ability to carry out its responsibilities under the Sub-Advisory Agreement, the Committee included as a part of its considerations the unaudited financial information concerning GPIMH presented by the Chief Financial Officer of Guggenheim Investments. (As noted, the Committee received the audited consolidated financial statements of GPIMH once available following the April Meeting.)

The Committee also considered the acceptability of the terms of the Sub-Advisory Agreement. Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and at the May Meeting, the Committee concluded that the Sub-Adviser and its personnel were qualified to provide the services under the Sub-Advisory Agreement.

Investment Performance: The Committee noted that, in view of the distinctive investment objective of the Sub-Advised Fund, and the expectations of shareholders, the investment performance of the Sub-Advised Fund in absolute terms was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Committee was the extent to which the Sub-Advised Fund achieved its objective to provide investment results that correspond generally to the performance of its index, before fund fees and expenses. In this connection, the Committee evaluated the tracking error between the Wilshire US REIT Index and the Sub-Advised Fund’s returns for the three-year and one-year periods ended December 31, 2014. The Committee determined that the Sub-Advised Fund had in fact tracked its index within an acceptable range.

Comparative Fees, Costs of Services Provided and the Profits Realized by the Sub Adviser from Its Relationship with the Sub-Advised Fund: The Committee considered that the Sub-Advisory Agreement is with an affiliate

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APPROVAL OF ADVISORY AGREEMENTS – CLAYMORE
EXCHANGE-TRADED FUND TRUST continued	May 31, 2015

of the Adviser, that the Adviser compensates the Sub-Adviser from its own fees so that the sub-advisory fee rate does not impact the fees paid by the Sub-Advised Fund and that the Sub-Adviser’s revenues were included in the calculation of Guggenheim Investments’ profitability. Given its determination of the reasonableness of the advisory fee, the Committee concluded that the sub-advisory fee rate for the Sub-Advised Fund was reasonable.

Economies of Scale: The Committee recognized that, because the Sub-Adviser’s fees would be paid by the Adviser and not the Sub-Advised Fund, the analysis of economies of scale was more appropriate in the context of the Committee’s consideration of the Investment Advisory Agreement, which was separately considered. (See “Investment Advisory Agreement – Economies of Scale” above.)

Overall Conclusions
Based on the foregoing, the Committee determined at the May Meeting that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of each Advisory Agreement is in the best interests of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his business judgment, may attribute different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of each Advisory Agreement for an additional 12-month term. Thereafter, on May 20, 2015, the Board including all of the Independent Trustees, approved the renewal of each Advisory Agreement for an additional 12-month term.

APPENDIX A
Claymore Exchange-Traded Fund Trust

•	Guggenheim BulletShares 2015 Corporate Bond ETF (BSCF)

•	Guggenheim BulletShares 2016 Corporate Bond ETF (BSCG)

•	Guggenheim BulletShares 2017 Corporate Bond ETF (BSCH)

•	Guggenheim BulletShares 2018 Corporate Bond ETF (BSCI)

•	Guggenheim BulletShares 2019 Corporate Bond ETF (BSCJ)

•	Guggenheim BulletShares 2020 Corporate Bond ETF (BSCK)

•	Guggenheim BulletShares 2021 Corporate Bond ETF (BSCL)

•	Guggenheim BulletShares 2022 Corporate Bond ETF (BSCM)

•	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (BSJF)

•	Guggenheim BulletShares 2016 High Yield Corporate Bond ETF (BSJG)

•	Guggenheim BulletShares 2017 High Yield Corporate Bond ETF (BSJH)

•	Guggenheim BulletShares 2018 High Yield Corporate Bond ETF (BSJI)

•	Guggenheim BulletShares 2019 High Yield Corporate Bond ETF (BSJJ)

•	Guggenheim BulletShares 2020 High Yield Corporate Bond ETF (BSJK)

•	Guggenheim BRIC ETF (EEB)

•	Guggenheim Defensive Equity ETF (DEF)

•	Guggenheim Enhanced Short Duration Bond ETF (GSY)

•	Guggenheim Insider Sentiment ETF (NFO)

•	Guggenheim Mid-Cap Core ETF (CZA)

•	Guggenheim Multi-Asset Income ETF (CVY)

•	Guggenheim Raymond James SB-1 Equity ETF (RYJ)

•	Guggenheim Spin-Off ETF (CSD)

•	Wilshire Micro-Cap ETF (WMCR)

•	Wilshire US REIT ETF (WREI)

•	Guggenheim S&P Global Dividend Opportunities Index ETF (LVL)

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This Page Intentionally Left Blank.

TRUST INFORMATION	May 31, 2015

Board of Trustees
Randall C. Barnes

Donald C. Cacciapaglia*

Donald A. Chubb, Jr.

Jerry B. Farley

Roman Friedrich III

Robert B. Karn III

Ronald A. Nyberg

Maynard F. Oliverius

Ronald E. Toupin, Jr.,
Chairman

*Trustee is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of his position as the President and CEO of the Investment Adviser and the Distributor.

Principal Executive Officers
Donald C. Cacciapaglia
President and Chief
Executive Officer

Joanna M. Catalucci
Chief Compliance Officer

Amy J. Lee
Chief Legal Officer

Mark E. Mathiasen
Secretary

John L. Sullivan
Chief Financial Officer,
Chief Accounting Officer
and Treasurer
Investment Adviser Guggenheim Funds Investment Advisors, LLC Chicago, IL Distributor Guggenheim Funds Distributors, LLC Chicago, IL Administrator Rydex Fund Services, LLC Rockville, MD
Accounting Agent,
Custodian and
Transfer Agent
The Bank of New York
Mellon Corp.
New York, NY

Legal Counsel
Dechert LLP
New York, NY

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?
• If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800)345-7999.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting Guggenheim Investments’ website at guggenheiminvest-ments.com or by accessing the Funds’ Form N-PX on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by visiting Guggenheim Investments’ website at guggenheiminvestments.com. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 219

ABOUT THE TRUST ADVISER

Guggenheim Funds Investment Advisors, LLC
Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) serves as the investment adviser for each of the Funds and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies. The Investment Adviser and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. The Investment Adviser is a subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $240 billion in assets under supervision. Guggenheim Partners, LLC, through its affiliates, provides investment management, investment advisory, insurance, investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.

Portfolio Management
The portfolio managers who are currently responsible for the day-to-day management of each Fund’s portfolio, except the Guggenheim Enhanced Short Duration ETF and Guggenheim S&P Global Dividend Opportunities Index ETF, are Michael P. Byrum, CFA, James R. King, CFA, Drina Loncar, CFA, Jie Du and Burak Hurmeydan. Messrs. Byrum and King have managed those Fund’s portfolios since December 2013. Mrs. Loncar has managed those Funds’ portfolios since January 2014. Dr. Du and Dr. Hurmeydan have managed those Funds’ portfolios since September 2013. The portfolio managers who are currently responsible for the day-to-day management of the Guggenheim S&P Global Dividend Opportunities Index ETF’s portfolio are Michael P. Byrum, CFA, and James R. King, CFA. Messrs. Byrum and King have each managed the Fund’s portfolio since December 2013.

Mr. Byrum is a Senior Vice President of Guggenheim Investments and joined Guggenheim Investments in 1993. He has ultimate responsibility for the management of the Funds and reviews the activities of the portfolio managers of the Funds. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. King is a Portfolio Manager of Guggenheim Investments and rejoined Guggenheim Investments in 2011 as the lead portfolio manager for exchange-traded products. Mr. King holds a bachelor’s degree in finance from the University of Maryland, and has earned the Chartered Financial Analyst designation. Mrs. Loncar is an Analyst, ETF Portfolio Management of Guggenheim Investments, and joined Guggenheim Investments in August 2011. Mrs. Loncar received a B.S. in Finance from DePaul University and is a CFA Charterholder. Dr. Du is an Associate, Quantitative Strategy Group of Guggenheim Investments, and joined Guggenheim in August 2012. Dr. Du received a Ph.D. in Applied Mathematics and a M.S. in Statistics from University of Southern California. Dr. Hurmeydan is a Senior Associate, Quantitative Strategy Group of Guggenheim Investments, and joined Guggenheim in 2011 as an Analyst of Quantitative Strategies. He earned his B.S. in Economics from Eastern Mediterranean University and an M.S. degree in Economics from Louisiana State University. Dr. Hurmeydan earned a Ph.D. in Economics with a specialization in Financial Econometrics from Louisiana State University.

The portfolio managers who are currently responsible for the day-to-day management of Guggenheim Enhanced Short Duration ETF’s portfolio are B. Scott Minerd, Anne Walsh, CFA, James Michal and Steve Brown, CFA. Messrs. Minerd and Michal have each managed the Fund’s portfolio since May 2012. Ms. Walsh has managed the Fund’s portfolio since June 2011. Mr. Brown has managed the Fund’s portfolio since September 2013.

Mr. Minerd is the Global Chief Investment Officer of Guggenheim. He joined the firm in 1998. Mr. Minerd is a member of the Portfolio Construction Group and guides the investment strategies of the sector portfolio managers. He was formerly a Managing Director with Credit Suisse First Boston in charge of trading and risk management for the Fixed Income Credit Trading Group. In this position, he was responsible for the corporate bond, preferred stock, money markets, U.S. government agency and sovereign debt, derivatives securities, structured debt and interest-rate swaps trading business units. Previously, Mr. Minerd was Morgan Stanley’s London-based European Capital Markets Products Trading and Risk Manager responsible for Eurobonds, Euro-MTNs, domestic European Bonds, FRNs, derivative securities and money market products in 12 European currencies and Asian markets. Mr. Minerd has also held capital markets positions with Merrill Lynch and Continental Bank. Prior to that, he was a Certified Public Accountant working for the public accounting firm of Price Waterhouse. Mr. Minerd holds a B.S. degree in Economics from the Wharton School, University of Pennsylvania, and has completed graduate work at the University of Chicago Graduate School of Business and the Wharton School, University of Pennsylvania. Mr. Minerd is a regularly featured guest on FOX Business News, Bloomberg Television and CNBC sharing his insight on today’s financial climate.

Ms. Walsh is a Senior Managing Director and Assistant Chief Investment Officer of Guggenheim. Ms. Walsh joined Guggenheim in 2007 and is head of the Portfolio Construction Group (“PCG”) where she oversees more than $60 billion in fixed income investments including Agencies, Credit, Municipals, Residential Mortgage Backed Securities, Commercial Mortgage Backed Securities and Asset Backed Securities across several Guggenheim affiliates. The PCG is responsible for sector allocation, risk management and hedging strategies for client portfolios, and conveying Guggenheim’s macro-economic outlook to Portfolio Managers and fixed income Sector Specialists. Ms. Walsh specializes in liability driven portfolio management. With more than 28 years in the investment management industry, including roles as a money manager and as a selector of money managers, Ms. Walsh is well suited to understand the needs of institutional clients and how to address them. Prior to joining Guggenheim, Ms. Walsh served as Chief Investment Officer at Reinsurance Group of America, Incorporated (NYSE: RGA), a recognized leader in the global life reinsurance industry. Prior to joining RGA in 2000, Ms. Walsh served as Vice President and Senior Investment Consultant for Zurich Scudder Investments. Earlier, she held roles at Lincoln Investment Management and American Bankers Insurance Group. Ms. Walsh received her BSBA and MBA from Auburn University and her J.D. from the University of Miami School of Law. She is a Fellow of the Life Management Institute and has earned the right to use the Chartered Financial Analyst® designation and is a member of the CFA Institute.

Mr. Michal is a Managing Director and Portfolio Manager at Guggenheim. Mr. Michal joined Guggenheim in 2008. He is dedicated to portfolio management for Guggenheim’s Total Return mandates. Mr. Michal is responsible for implementing macro and micro investment themes of the Chief Investment Officers, coordinating with sector heads and traders to determine credit trends and relative value, and for the day-to-day risk monitoring of the assets. Prior to joining Guggenheim, he was an Associate in Wachovia’s structured finance division. He focused on origination, marketing, structuring and execution of collateralized loan obligations for two years. Mr. Michal successfully contributed to a total of 11 completed transactions raising approximately $4.3 billion of capital. Prior to his time in structured credit products, he was an analyst in Wachovia’s corporate credit division focusing on portfolio management and loan syndications. Over two years, Mr. Michal underwrote a total of 12 syndicated transactions and managed the loan portfolio risk in the Integrated Electric Utility, Midstream Pipeline and Propane sectors. Mr. Michal earned a BSBA in Finance and International Business from Georgetown University.

Mr. Brown is a Director and Portfolio Manager of Guggenheim. Mr. Brown joined Guggenheim in 2010 and is a part of the Portfolio Management team for Guggenheim’s Active Fixed Income and Total Return mandates. Mr. Brown is involved in all facets of portfolio management including working with the senior Portfolio Managers and CIOs to develop and apply the macro and sector level views at the individual portfolio level. Additionally, he works closely with the sector teams and portfolio construction to implement trades and optimize portfolios. Prior to joining the portfolio management team in 2012, Mr. Brown worked in the non-mortgage asset backed securities group. His responsibilities on that team included trading, sourcing and evaluating investment opportunities and monitoring credits. Prior to joining Guggenheim, Mr. Brown held roles within treasury services and structured products at ABN AMRO and Bank of America in Chicago and London. Mr. Brown earned a BS in Finance from Indiana University’s Kelley School of Business. He has earned the right to use the Chartered Financial Analyst® designa and is a member of the CFA institute.

Claymore Exchange-Traded Fund Trust Overview
This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at guggenheiminvestments.com or by calling (800) 345-7999. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at guggenheiminvestments.com or by calling (800) 345-7999. All funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the funds.

Guggenheim Funds Distributors, LLC
227 West Monroe Street
Chicago, IL 60606
Member FINRA/SIPC
(07/15)

NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE

ETF-001-AR-0515

Item 2.  Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the "Code of Ethics").

(b) No information need be disclosed pursuant to this paragraph.

(c) The registrant has not amended its Code of Ethics during the period covered by the report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions from a provision of its Code of Ethics during the period covered by this report.

(e) Not applicable.

(f)          (1) The registrant's Code of Ethics is attached hereto as Exhibit (a)(1).

           (2) Not applicable.

              (3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the “Audit Committee”), Robert B. Karn III.  Mr. Karn qualifies as an audit committee financial expert by virtue of his experience obtained as a managing partner in a public accounting firm, which included an understanding of generally accepted accounting principles (“GAAP”) in connection with the accounting for estimates, accruals and reserves and also the review, audit and evaluation of financial statements using GAAP.

 (Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Audit Committee or Board of Trustees.)

Item 4.  Principal Accountant Fees and Services.

(a) Audit Fees:  the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $255,609 and $208,993 for the fiscal years ending May 31, 2015, and May 31, 2014, respectively.

(b) Audit-Related Fees: the aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph 4(a) of this Item, including agreed upon procedures reports performed for rating agencies and the issuance of comfort letters, were $0 and $0 for the fiscal years ending May 31, 2015, and May 31, 2014, respectively.

Ernst & Young did not bill fees for non-audit services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(c) Tax Fees: the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning, including federal, state and local income tax return preparation and related advice and determination of taxable income and miscellaneous tax advice were $123,930 and $106,914 for the fiscal years ending May 31, 2015, and May 31, 2014, respectively.

Ernst & Young did not bill fees for tax services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)  All Other Fees: the aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0 for the fiscal years ending May 31, 2015, and May 31, 2014, respectively.

Ernst & Young did not bill fees for services not included in Items 4(a), (b) or (c) above that  required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

 (e)  Audit Committee Pre-Approval Policies and Procedures.

(i) The Audit Committee reviews, and in its sole discretion, pre-approves, pursuant to written pre-approval procedures (A) all engagements for audit and non-audit services to be provided by the principal accountant to the registrant and (B) all engagements for non-audit services to be provided by the principal accountant (1) to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and (2) to any entity controlling, controlled by or under common control with the registrant’s investment adviser that provides ongoing services to the registrant; but in the case of the services described in subsection (B)(1) or (2), only if the engagement relates directly to the operations and financial reporting of the registrant; provided that such pre-approval need not be obtained in circumstances in which the pre-approval requirement is waived under rules promulgated by the Securities and Exchange Commission or New York Stock Exchange listing standards.  Sections V.B.2 and V.B.3 of the Audit Committee’s revised Audit Committee Charter contain the Audit Committee’s Pre-Approval Policies and Procedures and such sections are included below.

Section V.B.2: Pre-approve any engagement of the independent auditors to provide any services, other than “prohibited non-audit services,” to the Trust, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X).

(a)	The categories of services to be reviewed and considered for pre-approval include the following:

Audit Services
•	Annual financial statement audits
•	Seed audits (related to new product filings, as required)
•	SEC and regulatory filings and consents

Audit-Related Services
•	Accounting consultations
•	Fund merger/reorganization support services
•	Other accounting related matters
•	Agreed upon procedures reports
•	Attestation reports
•	Other internal control reports

Tax Services
•	Tax compliance services related to the filing of amendments:
•              Federal, state and local income tax compliance
•              Sales and use tax compliance

•	Timely RIC qualification reviews
•	Tax distribution analysis and planning
•	Tax authority examination services
•	Tax appeals support services
•	Accounting methods studies
•	Fund merger support services
•	Tax compliance, planning and advice services and related projects

(b)	The Committee has pre-approved those services, which fall into one of the categories of services listed under 2(a) above and for which the estimated fees are less than $25,000.

(c)	For services with estimated fees of $25,000 or more, but less than $50,000, the Chair is hereby authorized to pre-approve such services on behalf of the Committee.

(d)	For services with estimated fees of $50,000 or more, such services require pre-approval by the Committee.

(e)
The independent auditors or the Chief Accounting Officer of the Trust (or an officer of the Trust who reports to the Chief Accounting Officer) shall report to the Committee at each of its regular scheduled meetings all audit, audit-related and permissible non-audit services initiated since the last such report (unless the services were contained in the initial audit plan, as previously presented to, and approved by, the Committee).  The report shall include a general description of the services and projected fees, and the means by which such services were approved by the Committee (including the particular category listed above under which pre-approval was obtained).

Section V.B.3: Pre-approve any engagement of the independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust), if the engagement relates directly to the operations and financial reporting of the Trust (unless an exception is available under Rule 2-01 of Regulation S-X).

(a)
The Chair or any member of the Committee may grant the pre-approval for non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust) relating directly to the operations and financial reporting of the Trust for which the estimated fees are less than $25,000. All such delegated pre-approvals shall be presented to the Committee no later than the next Committee meeting.

(b)	For non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust) relating directly to the operations and financial reporting of the Trust for which the estimated fees are $25,000 or more, such services require pre-approval by the Committee.

(ii) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and/or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that directly related to the operations and financial reporting of the registrant were $123,930 and $106,914 for the fiscal years ending May 31, 2015, and May 31, 2014, respectively.

(h)  Not applicable.

Item 5.  Audit Committee of Listed Registrants.

(a)  The Audit Committee was established as a separately designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee of the Registrant is comprised of:  Ronald A. Nyberg, Donald A. Chubb, Jerry B. Farley, Maynard F. Oliverius, Ronald E. Toupin, Jr., Randall C. Barnes, Roman Friedrich III and Robert B. Karn III.

(b)  Not applicable.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Code of Ethics for Chief Executive and Senior Financial Officer.

(a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.

(b)      Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES
.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Claymore Exchange-Traded Fund Trust

By:          /s/ Donald C. Cacciapaglia

Name:     Donald C. Cacciapaglia

Title:       Chief Executive Officer

Date:       August 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Donald C. Cacciapaglia

Name:     Donald C. Cacciapaglia

Title:       Chief Executive Officer

Date:       August 7, 2015

By:          /s/ John L. Sullivan

Name:     John L. Sullivan

Title:       Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:       August 7, 2015